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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]          ANNUAL REPORT TO SHAREHOLDERS        AUGUST 31, 2009
 - SERVICE MARK -
                            AIM CORE PLUS BOND FUND

                                    [GRAPHIC]

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Fund Performance
7      Supplemental Information
8      Schedule of Investments
13     Financial Statements
15     Notes to Financial Statements
23     Financial Highlights
24     Auditor's Report
25     Fund Expenses
26     Approval of Investment Advisory and Sub-Advisory Agreements
28     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more favorable at the close of the fiscal year than at its start.
               [TAYLOR
                PHOTO]                   The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
            Philip Taylor            investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2   AIM CORE PLUS BOND FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain
              [CROCKETT              rightfully cautious. Staying with an appropriately diversified investment program focused on
                PHOTO]               your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.

                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance
           Bruce Crockett            performance in ways that put your interests first.

                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence,
Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM CORE PLUS BOND FUND

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
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MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                                                                       well as the risk parameters for the Fund.
                                                                                          Investments are evaluated for liquidity
From the Fund's inception on June 3, 2009, to the close of the fiscal year on August      and risk versus relative value. Working
31, 2009, Class A shares of AIM Core Plus Bond Fund, at net asset value (NAV),            closely with sector specialists and
outperformed the Fund's broad market and style-specific index, the Barclays Capital       traders, we determine the timing and
U.S. Aggregate Index.(triangle) The Fund outperformed mainly due to its out-of-index      amount of each alpha decision to use in
allocation to high-yield corporate bonds and its underweight allocation to U.S.           the portfolio.
government securities.
                                                                                             Sell decisions are based on:
   Additional performance information appears later in this report.
                                                                                          o  Changes in security or issuer credit
---------------------------------------------------------------------------------------      quality.
FUND VS. INDEXES
                                                                                          o  Changes in the perceived relative
Cumulative total returns, 6/3/09 to 8/31/09, at net asset value (NAV). Performance           value of a security leading the team
shown does not include applicable contingent deferred sales charges (CDSC) or front-end      to seek better alternative
sales charges, which would have reduced performance.                                         opportunities.

Class A Shares                                                                    3.58%   o  Changes in economic or market outlook
Class B Shares                                                                    3.39       that warrant a modification of the
Class C Shares                                                                    3.39       Fund's duration.
Class R Shares                                                                    3.51
Class Y Shares                                                                    3.64    o  Changes in yield curve shape that
Barclays Capital U.S. Aggregate Index(triangle)(Broad Market/                                alter positioning strategies.
   Style-Specific Index)                                                          3.27
Lipper Intermediate Investment Grade Debt Funds Index(triangle)                           o  Changes in specific sector outlooks
   (Peer Group Index)                                                             5.29       or sectors falling out of favor.

(triangle)Lipper Inc.                                                                     ------------------------------------------
                                                                                          MARKET CONDITIONS AND YOUR FUND
See page 7 for a detailed explanation of Fund performance.
                                                                                          Bond market volatility waned
------------------------------------------                                                significantly in 2009, despite persistent
HOW WE INVEST                                                                             economic uncertainty and escalating
                                             opportunities for investors that are best    inflation fears. Government intervention
We invest primarily in investment grade      captured by independent specialist           and attractive valuations spurred
fixed-income securities represented by the   decision makers interconnected as a global   investors' risk appetite across
sector categories within the Barclays        team. We use this philosophy in an effort    non-government securities. Spread premiums
Capital U.S. Aggregate Index. We may also    to produce total return for our              compressed to comparable Treasuries which
invest in derivative instruments such as     shareholders.                                boosted returns for these riskier assets.
futures contracts and swap agreements                                                     The U.S. Federal Reserve left its federal
(including, but not limited to, credit          Our security selection is supported by    funds target rate in a range of zero to
default swaps) and engage in mortgage        a team of independent specialists. Team      0.25% even as the outlook for the economy
dollar roll transactions, a form of          members conduct top-down macroeconomic       and the markets remained uncertain.(1)
repurchase agreement activity in the         analysis as well as bottom-up analysis on
to-be-announced market for agency            individual securities. Recommendations are      In this environment, the Barclays
mortgage-backed securities. Out-of-index     communicated to portfolio managers through   Capital U.S. Aggregate Index returned
alpha sources may make up to 30% of the      proprietary technology that allows all       4.62% year to date through August 31,
overall portfolio and can include foreign    investment professionals to communicate in   2009.(2) Many weak asset classes last year
government or corporate bonds, emerging      a timely manner.                             have been among the strongest performers
market debt, non-dollar denominated                                                       in 2009, as a rally in credit-related
securities and high yield (below                Portfolio construction begins with a      fixed income assets, which began during
investment grade) bonds.                     well-defined Fund design that establishes    the first quarter, carried over and
                                             the target investment vehicles for           spreads continued to tighten through the
   We believe dynamic and complex            generating the desired "alpha" (the extra    end of the fiscal year.
fixed-income markets may create              return above a specific benchmark) as

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 Total Net Assets              $3.6 million
By security type, based on net assets
                                                                                          Total Number of Holdings*              102
Bonds and Notes                      35.7%    1. U.S. Treasury                    19.9%
U.S. Government Sponsored                     2. Federal Home Loan Mortgage               The Fund's holdings are subject to change,
Mortgage Backed Securities           35.1        Corp.                            18.1    and there is no assurance that the Fund
U.S. Treasury Securities             19.9     3. Federal National Mortgage                will continue to hold any particular
Asset-Backed Securities               9.5        Association                      17.0    security.
Money Market Funds                            4. Bear Stearns Commercial
Plus Other Assets Less Liabilities   -0.2        Mortgage Securities               2.1    *  Excluding money market fund holdings.
                                              5. Morgan Stanley Capital I          2.1
                                              6. GS Mortgage Securities Corp. II   1.4
                                              7. BA Credit Card Trust              1.1
                                              8. Citigroup Mortgage Loan
                                                 Trust Inc.                        1.1
                                              9. Wachovia Corp.                    1.0
                                             10. British Sky Broadcasting
                                                 Group PLC                         0.9


4    AIM CORE PLUS BOND FUND

   A shrinking economy and rising               The Fund targets a portfolio duration                  CHUCK BURGE
unemployment are elements of a challenging   within a band of plus or minus one year of                Senior portfolio manager, is
fundamental backdrop for many                the benchmark's duration. Duration             [BURGE     manager of AIM Core Plus Bond
consumer-related fixed-income securities,    measures a portfolio's price sensitivity        PHOTO]    Fund. Mr. Burge joined
but their strong rebound of late             to interest rate changes; a shorter                       Invesco in 2002 and assumed
demonstrates that their valuations had       duration portfolio tends to be less                       his fund management
been pushed below levels warranted even by   sensitive to these changes. We maintained    responsibilities in 2009. He earned a B.S.
poor fundamentals. U.S. investment grade     a shorter-than-benchmark duration since      in economics from Texas A&M University and
corporate credit, represented by the         the Fund's inception, and therefore did      an M.B.A. in finance and accounting from
Barclays Capital U.S. Credit Index, posted   not fully benefit from the fall in           Rice University.
a 16.08% excess return over comparable       general market yields during July and
Treasuries on a year-to-date basis through   August. The Fund's yield curve posture                    CINDY BRIEN
August 31, 2009.(3) For the same period,     over the period was neutral to the                        Chartered Financial Analyst,
the Barclays Capital U.S. Corporate High     benchmark; therefore its impact on the         [BRIEN     portfolio manager, is manager
Yield Index posted a 42.24% excess return,   Fund's relative performance was                 PHOTO]    of AIM Core Plus Bond Fund.
the Barclays Capital Asset-Backed            negligible.                                               Ms. Brien joined Invesco Aim
Securities Index posted a 21.15% excess                                                                in 1996. She earned a B.B.A.
return, the Barclays Capital                    Thank you for investing in AIM Core       from The University of Texas at Austin.
Mortgage-Backed Securities Index posted a    Plus Bond Fund and for sharing our           Ms. Brien is a director and a former
3.75% excess return, and the Barclays        long-term investment horizon.                president of the CFA Society of Houston.
Capital CMBS ERISA-Eligible Index posted a
23.06% excess return.(3)                     (1) U.S. Federal Reserve                                  CLAUDIA CALICH
                                                                                                       Senior portfolio manager, is
   In the improving bond market              (2) Lipper Inc.                                [CALICH    manager of AIM Core Plus Bond
environment that characterized the 89-day                                                    PHOTO]    Fund. Ms. Calich joined
period between the Fund's inception on       (3) Barclays Capital                                      Invesco Worldwide Fixed
June 3, 2009, and the end of the fiscal                                                                Income in 2004 and leads its
year on August 31, 2009, sector allocation   The views and opinions expressed in          Emerging Markets Team. She earned a B.A.
and security selection were primary          management's discussion of Fund              with honors from Susquehanna University
factors affecting the Fund's relative and    performance are those of Invesco Aim         and an M.A. in international economics
absolute performance. Our emphasis on        Advisors, Inc. These views and opinions      from the International University of Japan
investment grade credit, and our nearly      are subject to change at any time based on   in Niigata.
15% allocation to out-of-index high yield    factors such as market and economic
bonds, drove the Fund's outperformance       conditions. These views and opinions may                  PETER EHRET
relative to its benchmark. For the period,   not be relied upon as investment advice or                Chartered Financial Analyst,
U.S. investment grade credit and high        recommendations, or as an offer for a          [EHERT     senior portfolio manager, is
yield were among the best performing bond    particular security. The information is         PHOTO]    manager of AIM Core Plus Bond
market sectors, returning 8.11% and          not a complete analysis of every aspect of                Fund. He joined Invesco
9.02%(3), respectively, while the Barclays   any market, country, industry, security or                World-wide Fixed Income in
Capital U.S. Aggregate Index returned        the Fund. Statements of fact are from        2001. Mr. Ehret graduated cum laude with a
3.27%.(2)                                    sources considered reliable, but Invesco     B.S. in economics and statistics from the
                                             Aim Advisors, Inc. makes no representation   University of Minnesota. He also earned an
   Security selection that favored           or warranty as to their completeness or      M.S. in real estate appraisal and
industrial investment grade corporates       accuracy. Although historical performance    investment analysis from the University of
over financials and utilities bonds          is no guarantee of future results, these     Wisconsin-Madison.
proved a mild detractor from relative        insights may help you understand our
performance, but on an absolute basis was    investment management philosophy.
still beneficial to the Fund. At the same
time, the Fund benefited from underweight    See important Fund and index disclosures
positions in U.S. government securities,     later in this report.
relative to its benchmark.(3) The Barclays
Capital U.S. Government Index returned
only 1.45% from June 3, 2009, to August
31, 2009.(3)

   While the Fund maintained investment
grade average credit quality overall, it benefited from its tactical allocation to lower quality, high yield bonds as that segment of the U.S. bond market generally outperformed the highest quality bonds during the period.


5    AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
FUND PERFORMANCE

------------------------------------------   ------------------------------------------
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                        CLASS A SHARE PERFORMANCE REFLECTS THE
As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar      MAXIMUM 4.75% SALES CHARGE, AND CLASS B
applicable sales charges                     quarter-end, including maximum applicable    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                             sales charges                                APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS A SHARES                               CLASS A SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
Inception (6/3/09)                  -1.36%   Inception (6/3/09)                  -4.69%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
CLASS B SHARES                               CLASS B SHARES                               CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
Inception (6/3/09)                  -1.61%   Inception (6/3/09)                  -4.98%   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS C SHARES                               CLASS C SHARES                               SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception (6/3/09)                   2.39%   Inception (6/3/09)                  -0.98%   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS R SHARES                               CLASS R SHARES                               ASSETS WITHIN THE FIRST YEAR. CLASS Y
Inception (6/3/09)                   3.51%   Inception (6/3/09)                   0.06%   SHARES DO NOT HAVE A FRONT-END SALES
                                                                                          CHARGE OR A CDSC; THEREFORE, PERFORMANCE
CLASS Y SHARES                               CLASS Y SHARES                               IS AT NET ASSET VALUE.
Inception (6/3/09)                   3.64%   Inception (6/3/09)                   0.10%
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
THE PERFORMANCE DATA QUOTED REPRESENT PAST   OF THIS REPORT FOR CLASS A, CLASS B, CLASS   CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE AND CANNOT GUARANTEE             C, CLASS R AND CLASS Y SHARES WAS 0.90%,     DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           1.65%, 1.65%, 1.15% AND 0.65%,               CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
VISIT INVESCOAIM.COM FOR THE MOST RECENT     OPERATING EXPENSE RATIO SET FORTH IN THE        HAD THE ADVISOR NOT WAIVED FEES
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   MOST RECENT FUND PROSPECTUS AS OF THE DATE   AND/OR REIMBURSED EXPENSES, PERFORMANCE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    OF THIS REPORT FOR CLASS A, CLASS B, CLASS   WOULD HAVE BEEN LOWER.
IN NET ASSET VALUE AND THE EFFECT OF THE     C, CLASS R AND CLASS Y SHARES WAS 2.67%,
MAXIMUM SALES CHARGE UNLESS OTHERWISE        3.42%, 3.42%, 2.92% AND 2.42%,               (1) Total annual operating expenses less
STATED. INVESTMENT RETURN AND PRINCIPAL      RESPECTIVELY. THE EXPENSE RATIOS PRESENTED       any contractual fee waivers and/or
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    ABOVE MAY VARY FROM THE EXPENSE RATIOS           expense reimbursements by the advisor
A GAIN OR LOSS WHEN YOU SELL SHARES.         PRESENTED IN OTHER SECTIONS OF THIS REPORT       in effect through at least June 30,
                                             THAT ARE BASED ON EXPENSES INCURRED DURING       2010. See current prospectus for more
   THE NET ANNUAL FUND OPERATING EXPENSE     THE PERIOD COVERED BY THIS REPORT.               information.
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE

------------------------------------------------------------------------------------------------------------------------------------
continued from page 7

                                                                                          ------------------------------------------
   excluded, but Canadian and global bonds   o  The BARCLAYS CAPITAL U.S. GOVERNMENT      OTHER INFORMATION
   (SEC-registered) of issuers in               INDEX consists of securities issued by
   non-emerging countries are included.         the U.S. government including public      o  The Chartered Financial Analyst (R)
                                                obligations of the U.S. Treasury with a      (CFA(R)) designation is globally
o  The BARCLAYS CAPITAL ASSET-BACKED            remaining maturity of one year or more       recognized and attests to a
   SECURITIES INDEX is a subset of the          or publicly issued debt of U.S.              charter-holder's success in a rigorous
   Barclays Capital U.S. Aggregate Index        government agencies, quasi-federal           and comprehensive study program in the
   that focuses on credit cards, auto           corporations and corporate or foreign        field of investment management and
   loans and home equity loans. The index       debt guaranteed by the U.S. government.      research analysis.
   includes only the senior class and
   ERISA-eligible B and C tranches of each   o  The Fund is not managed to track the      o  Industry classifications used in this
   ABS issue.                                   performance of any particular index,         report are generally according to the
                                                including the indexes defined here, and      Global Industry Classification
o  The BARCLAYS CAPITAL MORTGAGE-BACKED         consequently, the performance of the         Standard, which was developed by and is
   SECURITIES INDEX is an unmanaged index       Fund may deviate significantly from the      the exclusive property and a service
   composed of all fixed securities             performance of the indexes.                  mark of MSCI Inc. and Standard &
   mortgage pools by GNMA, FNMA and the                                                      Poor's.
   FHLMC, including GNMA Graduated Payment   o  A direct investment cannot be made in
   Mortgages.                                   an index. Unless otherwise indicated,     o  The returns shown in management's
                                                index results include reinvested             discussion of Fund performance are
o  The BARCLAYS CAPITAL CMBS                    dividends, and they do not reflect           based on net asset values calculated
   ERISA-ELIGIBLE INDEX is the                  sales charges. Performance of an index       for shareholder transactions. Generally
   ERISA-eligible component of the              of funds reflects fund expenses;             accepted accounting principles require
   Barclays Capital CMBS Index, which           performance of a market index does not.      adjustments to be made to the net
   measures the performance of the                                                           assets of the Fund at period end for
   commercial mortgage-backed securities                                                     financial reporting purposes, and as
   (CMBS) market. The index includes                                                         such, the net asset values for
   investment grade securities that are                                                      shareholder transactions and the
   ERISA eligible under the underwriter's                                                    returns based on those net asset values
   exemption.                                                                                may differ from the net asset values
                                                                                             and returns reported in the Financial
                                                                                             Highlights.


6    AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM CORE PLUS BOND FUND'S INVESTMENT OBJECTIVE IS TOTAL RETURN.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

------------------------------------------
ABOUT SHARE CLASSES                             inflation or sharply devalued                changes in the rate at which the
                                                currencies against the U.S. dollar.          underlying loans are prepaid.
o  Effective September 30, 2003, for            Transaction costs are often higher, and
   qualified plans only, those previously       there may be delays in settlement         o  Nondiversification increases the risk
   established are eligible to purchase         procedures.                                  that the value of the Fund's shares may
   Class B shares of any AIM fund. Please                                                    vary more widely, and the Fund may be
   see the prospectus for more               o  Foreign securities have additional           subject to greater investment and
   information.                                 risks, including exchange rate changes,      credit risk than if it invested more
                                                political and economic upheaval,             broadly.
o  Class R shares are available only to         relative lack of information,
   certain retirement plans. Please see         relatively low market liquidity, and      o  Reinvestment risk is the risk that a
   the prospectus for more information.         the potential lack of strict financial       bond's cash flows will be reinvested at
                                                and accounting controls and standards.       an interest rate below that of the
o  Class Y shares are available to only                                                      original bond.
   certain investors. Please see the         o  Lower rated securities may be more
   prospectus for more information.             susceptible to real or perceived          o  The Fund may invest in obligations
                                                adverse economic and competitive             issued by agencies and
------------------------------------------      industry conditions, and the secondary       instrumentalities of the U.S.
PRINCIPAL RISKS OF INVESTING IN THE FUND        markets in which lower rated securities      government that may vary in the level
                                                are traded may be less liquid than           of support they receive from the U.S.
o  The Fund may engage in active and            higher grade securities. The loans in        government. The U.S. government may
   frequent trading of portfolio                which the Fund may invest are typically      choose not to provide financial support
   securities to achieve its investment         noninvestment-grade and involve a            to U.S.-government- sponsored agencies
   objective. If a fund does trade in this      greater risk of default on interest and      or instrumentalities if it is not
   way, it may incur increased costs,           principal payments and of price changes      legally obligated to do so. In this
   which can lower the actual return of         due to the changes in the credit             case, if the issuer defaulted, the fund
   the fund. Active trading may also            quality of the issuer.                       holding securities of such an issuer
   increase short term gains and losses,                                                     might not be able to recover its
   which may affect taxes that must be       o  Interest rate risk refers to the risk        investment from the U.S. government.
   paid.                                        that bond prices generally fall as
                                                interest rates rise and vice versa.       ABOUT INDEXES USED IN THIS REPORT
o  Individually negotiated, or
   over-the-counter, derivatives are also    o  Leveraging entails risks such as          o  The BARCLAYS CAPITAL U.S. AGGREGATE
   subject to counterparty risk -- the          magnifying changes in the value of the       INDEX covers U.S. investment-grade
   risk that the other party to the             portfolio's securities.                      fixed-rate bonds with components for
   contract will not fulfill its                                                             government and corporate securities,
   contractual obligation to complete the    o  Since a large percentage of the Fund's       mortgage pass-throughs, and
   transaction of an underlying fund.           assets may be invested in securities of      asset-backed securities.
                                                a limited number of companies, each
o  Credit risk is the risk of loss on an        investment has a greater effect on the    o  The LIPPER INTERMEDIATE INVESTMENT
   investment due to the deterioration of       Fund's overall performance, and any          GRADE DEBT FUNDS INDEX is an equally
   an issuer's financial health. Such a         change in the value of those securities      weighted representation of the largest
   deterioration of financial health may        could significantly affect the value of      funds in the Lipper Intermediate
   result in a reduction of the credit          your investment in the Fund.                 Investment Grade Debt Funds category.
   rating of the issuer's securities and                                                     These funds invest at least 65% of
   may lead to the issuer's inability to     o  A majority of the Fund's assets are          assets in investment-grade debt issues
   honor its contractual obligations,           likely to be invested in loans and           (rated in the top four grades) with
   including making timely payment of           securities that are less liquid than         dollar-weighted average maturities of
   interest and principal.                      those rated on national exchanges.           five to 10 years.

o  The Fund is subject to currency/          o  There is no guarantee that the invest     o  The BARCLAYS CAPITAL U.S. CREDIT INDEX
   exchange rate risk because it may buy        -ment techniques and risk analysis used      is an unmanaged index that consists of
   or sell currencies other than the U.S.       by the Fund's portfolio managers will        publicly issued, SEC-registered U.S.
   dollar.                                      produce the desired results.                 corporate and specified foreign
                                                                                             debentures and secured notes that meet
o  The Fund may use enhanced investment      o  The prices of securities held by the         the specified maturity, liquidity
   techniques such as derivatives. The          Fund may decline in response to market       and quality requirements.
   principal risk of derivatives is that        risks.
   the fluctuations in their values may                                                   o  The BARCLAYS CAPITAL U.S. CORPORATE
   not correlate perfectly with the          o  The Fund may invest in mortgage and          HIGH YIELD INDEX covers the universe of
   overall securities markets. Derivatives      asset-backed securities. These               fixed rate, non-investment grade debt.
   are subject to counterparty risk -- the      securities are subject to prepayment or      Pay-in-kind bonds, Eurobonds, and debt
   risk that the other party will not           call risk, which is the risk that            issues from countries designated as
   complete the transaction with the Fund.      payments from the borrower may be            emerging markets are
                                                received earlier or later than expected
o  Investing in developing countries can        due to                                    continued on page 6
   add additional risk, such as high rates
   of
                                                                                          ------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                       ACPSX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                       CPBBX
                                                                                          Class C Shares                       CPCFX
---------------------------------------------------------------------------------------   Class R Shares                       CPBRX
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE                                     Class Y Shares                       CPBYX


7    AIM CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009



                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------

BONDS & NOTES-35.71%

AEROSPACE & DEFENSE-1.25%

Alliant Techsystems Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 04/01/16                                     $ 10,000    $     9,625
-----------------------------------------------------------------------------
BE Aerospace, Inc.,
  Sr. Unsec. Unsub. Notes,
  8.50%, 07/01/18                                       10,000          9,950
-----------------------------------------------------------------------------
Northrop Grumman Corp.,
  Sr. Unsec. Unsub. Notes,
  5.05%, 08/01/19                                       25,000         25,877
=============================================================================
                                                                       45,452
=============================================================================


AGRICULTURAL PRODUCTS-0.63%

Bunge Limited Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.50%, 06/15/19                                       20,000         22,990
=============================================================================


AIRLINES-1.86%

American Airlines Pass Through Trust,
  Series 2001-2, Class A-1, Sec. Global Pass
  Through Ctfs.,
  6.98%, 04/01/11                                       13,053         12,714
-----------------------------------------------------------------------------
  Series 2009-1A, Sec. Pass Through Ctfs.,
  10.38%, 07/02/19                                      20,000         21,075
-----------------------------------------------------------------------------
Continental Airlines Inc.,
  Pass Through Ctfs.,
  9.00%, 07/08/16                                       30,000         30,919
-----------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Series 2002-1, Class C, Sec. Pass Through Ctfs.,
  7.78%, 01/02/12                                        3,108          2,975
=============================================================================
                                                                       67,683
=============================================================================


APPAREL RETAIL-0.70%

Limited Brands, Inc.,
  Sr. Notes,
  8.50%, 06/15/19(b)                                    25,000         25,375
=============================================================================


AUTO PARTS & EQUIPMENT-0.38%

Affinia Group Inc.,
  Sr. Sec. Notes,
  10.75%, 08/15/16(b)                                    5,000          5,219
-----------------------------------------------------------------------------
Allison Transmission Inc.,
  Sr. Unsec. Gtd. Toggle Notes,
  11.25%, 11/01/15(b)                                   10,000          8,550
=============================================================================
                                                                       13,769
=============================================================================


AUTOMOBILE MANUFACTURERS-0.60%

Case New Holland Inc.,
  Sr. Gtd. Notes,
  7.75%, 09/01/13(b)                                     5,000          4,963
-----------------------------------------------------------------------------
Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31                                       10,000          7,725
-----------------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 08/01/12                                       10,000          9,200
=============================================================================
                                                                       21,888
=============================================================================


AUTOMOTIVE RETAIL-0.72%

AutoZone Inc.,
  Sr. Unsec. Notes,
  5.75%, 01/15/15                                       25,000         26,380
=============================================================================


BIOTECHNOLOGY-0.79%

Amgen Inc.,
  Sr. Unsec. Global Notes,
  6.40%, 02/01/39                                       25,000         28,653
=============================================================================


BREWERS-0.64%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.75%, 01/15/19(b)                                    20,000         23,491
=============================================================================


BROADCASTING-0.87%

COX Communications Inc.,
  Sr. Unsec. Notes,
  9.38%, 01/15/19(b)                                    25,000         31,581
=============================================================================


BUILDING PRODUCTS-0.26%

Ply Gem Industries Inc.,
  Sr. Sec. Gtd. First & Second Lien Global Notes,
  11.75%, 06/15/13                                       5,000          4,250
-----------------------------------------------------------------------------
USG Corp.,
  Sr. Unsec. Gtd. Notes,
  9.75%, 08/01/14(b)                                     5,000          5,150
=============================================================================
                                                                        9,400
=============================================================================


CABLE & SATELLITE-1.89%

British Sky Broadcasting Group PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Unsub. Yankee Notes,
  9.50%, 11/15/18(b)                                    25,000         32,232
-----------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
  Sr. Notes,
  9.13%, 08/15/19(b)                                     5,000          4,913
-----------------------------------------------------------------------------
Sirius XM Radio Inc.,
  Sr. Sec. Notes,
  9.75%, 09/01/15(b)                                     5,000          5,037
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
CABLE & SATELLITE-(CONTINUED)

Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  6.75%, 06/15/39                                     $ 20,000    $    21,433
-----------------------------------------------------------------------------
XM Satellite Radio Inc.,
  Sr. Sec. Notes,
  11.25%, 06/15/13(b)                                    5,000          5,219
=============================================================================
                                                                       68,834
=============================================================================


CASINOS & GAMING-0.41%

MGM Mirage Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.50%, 09/15/10                                       15,000         14,794
=============================================================================


COMMUNICATIONS EQUIPMENT-0.74%

Corning Inc.,
  Sr. Unsec. Unsub. Notes,
  6.63%, 05/15/19                                       25,000         26,986
=============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.12%

First Data Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/24/15                                        5,000          4,325
=============================================================================


DIVERSIFIED BANKS-1.03%

Wachovia Corp.,
  Series G, Sr. Unsec. Medium-Term Notes,
  5.50%, 05/01/13                                       35,000         37,415
=============================================================================


DIVERSIFIED CHEMICALS-0.14%

Olin Corp.,
  Sr. Unsec. Unsub. Notes,
  8.88%, 08/15/19                                        5,000          5,190
=============================================================================


DIVERSIFIED SUPPORT SERVICES-0.26%

Iron Mountain Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.63%, 01/01/16                                       10,000          9,463
=============================================================================


DRUG RETAIL-0.73%

Rite Aid Corp.,
  Sr. Sec. Notes,
  9.75%, 06/12/16(b)                                    25,000         26,500
=============================================================================


ELECTRIC UTILITIES-1.98%

DCP Midstream LLC,
  Notes,
  9.70%, 12/01/13(b)                                    20,000         22,999
-----------------------------------------------------------------------------
Indiana Michigan Power Co.,
  Sr. Notes,
  7.00%, 03/15/19                                       25,000         28,642
-----------------------------------------------------------------------------
Virginia Electric & Power Co.,
  Sr. Unsec. Notes,
  5.00%, 06/30/19                                       20,000         20,698
=============================================================================
                                                                       72,339
=============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.70%

Belden Inc.,
  Sr. Gtd. Sub. Notes,
  9.25%, 06/15/19(b)                                    25,000         25,375
=============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.13%

Jabil Circuit, Inc.,
  Sr. Notes,
  7.75%, 07/15/16                                        5,000          4,938
=============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.14%

Clean Harbors Inc.,
  Sr. Sec. Notes,
  7.63%, 08/15/16(b)                                     5,000          5,013
=============================================================================


HEALTH CARE EQUIPMENT-1.45%

Covidien International Finance S.A. (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Global Yankee Notes,
  6.00%, 10/15/17                                       25,000         27,512
-----------------------------------------------------------------------------
St. Jude Medical Inc.,
  Sr. Unsec. Notes,
  3.75%, 07/15/14                                       25,000         25,473
=============================================================================
                                                                       52,985
=============================================================================


HEALTH CARE FACILITIES-0.94%

HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.25%, 11/15/16                                       15,000         15,262
-----------------------------------------------------------------------------
  Sr. Sec. Gtd. Notes,
  7.88%, 02/15/20(b)                                    10,000          9,800
-----------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Notes,
  7.38%, 02/01/13                                       10,000          9,250
=============================================================================
                                                                       34,312
=============================================================================


HEALTH CARE SERVICES-1.04%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  6.25%, 06/15/14                                       25,000         27,510
-----------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Sec. Notes,
  9.13%, 08/15/17(b)                                    10,000         10,375
=============================================================================
                                                                       37,885
=============================================================================


HOTELS, RESORTS & CRUISE LINES-0.56%

Hyatt Hotels Corp.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 08/15/15(b)                                    20,000         20,374
=============================================================================


HOUSEHOLD PRODUCTS-0.57%

Procter & Gamble Co. (The),
  Sr. Unsec. Global Notes,
  3.50%, 02/15/15                                       20,000         20,725
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.79%

NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16                                     $ 15,000    $    14,400
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 01/15/17                                       15,000         14,362
=============================================================================
                                                                       28,762
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.21%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.70%, 11/15/13                                       20,000         22,753
-----------------------------------------------------------------------------
France Telecom S.A. (France),
  Sr. Unsec. Unsub. Global Yankee Notes,
  5.38%, 07/08/19                                       20,000         21,239
=============================================================================
                                                                       43,992
=============================================================================


MOVIES & ENTERTAINMENT-0.70%

Cinemark USA Inc.,
  Sr. Gtd. Notes,
  8.63%, 06/15/19(b)                                    25,000         25,406
=============================================================================


MULTI-LINE INSURANCE-0.58%

American Financial Group Inc.,
  Sr. Notes,
  9.88%, 06/15/19                                       20,000         21,174
=============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.13%

Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17                                        5,000          4,775
=============================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.20%

Anadarko Petroleum Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.75%, 06/15/14                                       25,000         26,690
-----------------------------------------------------------------------------
Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.38%, 06/15/15                                        5,000          4,562
-----------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17                                       25,000         23,375
-----------------------------------------------------------------------------
McMoRan Exploration Co.,
  Sr. Unsec. Gtd. Notes,
  11.88%, 11/15/14                                       5,000          4,875
-----------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Notes,
  11.75%, 01/01/16                                      10,000         10,700
-----------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 10/01/17                                       10,000          9,850
=============================================================================
                                                                       80,052
=============================================================================


OIL & GAS REFINING & MARKETING-0.22%

United Refining Co.,
  Series 2, Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12                                      10,000          8,063
=============================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.10%

Spectra Energy Capital LLC,
  Sr. Unsec. Gtd. Notes,
  5.65%, 03/01/20                                       20,000         20,389
-----------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17                                       20,000         19,550
=============================================================================
                                                                       39,939
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.60%

Bank of America Corp.,
  Sr. Unsec. Unsub. Global Notes,
  6.50%, 08/01/16                                       20,000         20,771
-----------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Global Notes,
  8.50%, 05/22/19                                       10,000         10,940
-----------------------------------------------------------------------------
General Electric Capital Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.90%, 05/13/14                                       25,000         26,800
=============================================================================
                                                                       58,511
=============================================================================


PACKAGED FOODS & MEATS-1.67%

H.J. Heinz Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 08/01/39(b)                                    20,000         23,106
-----------------------------------------------------------------------------
Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                       25,000         27,486
-----------------------------------------------------------------------------
Smithfield Foods Inc.,
  Sr. Sec. Gtd. Notes,
  10.00%, 07/15/14(b)                                   10,000         10,250
=============================================================================
                                                                       60,842
=============================================================================


PAPER PACKAGING-0.15%

Sealed Air Corp.,
  Sr. Notes,
  7.88%, 06/15/17(b)                                     5,000          5,363
=============================================================================


PAPER PRODUCTS-1.00%

Clearwater Paper Corp.,
  Sr. Unsec. Notes,
  10.63%, 06/15/16(b)                                   25,000         27,250
-----------------------------------------------------------------------------
Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13                                       10,000          9,350
=============================================================================
                                                                       36,600
=============================================================================


PHARMACEUTICALS-0.75%

GlaxoSmithKline Capital Inc.,
  Sr. Unsec. Gtd. Global Notes,
  5.65%, 05/15/18                                       25,000         27,383
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM CORE PLUS BOND FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
PUBLISHING-0.10%

Nielsen Finance LLC/Co.,
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(c)                                 $  5,000    $     3,575
=============================================================================


RESEARCH & CONSULTING SERVICES-0.67%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(b)                                    25,000         24,396
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.14%

RSC Equipment Rental Inc.,
  Sr. Sec. Notes,
  10.00%, 07/15/17(b)                                    5,000          5,225
=============================================================================


TRUCKING-0.26%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14                                       10,000          9,625
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.91%

SBA Telecommunications Inc.,
  Sr. Gtd. Notes,
  8.25%, 08/15/19(b)                                    10,000         10,175
-----------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 11/15/28                                       25,000         18,375
-----------------------------------------------------------------------------
Sprint Nextel Corp.,
  Sr. Notes,
  8.38%, 08/15/17                                        5,000          4,800
=============================================================================
                                                                       33,350
=============================================================================
     Total Bonds & Notes (Cost $1,237,201)                          1,301,148
=============================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-35.12%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-18.14%

Pass Through Ctfs.,
  5.50%, 01/01/34                                      299,358        313,514
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 10/01/39(d)                                   340,000        347,597
=============================================================================
                                                                      661,111
=============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-16.98%

Pass Through Ctfs., TBA,
  4.50%, 09/01/24 to 09/01/39(d)                       350,000        356,531
-----------------------------------------------------------------------------
  5.00%, 09/01/24(d)                                   100,000        104,234
-----------------------------------------------------------------------------
  6.00%, 09/01/39(d)                                   150,000        157,852
=============================================================================
                                                                      618,617
=============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,269,750)                          1,279,728
=============================================================================



U.S. TREASURY SECURITIES-19.87%

U.S. TREASURY BILLS-0.82%

  0.21%, 12/17/09(c)(e)                                 30,000         29,987
=============================================================================


U.S. TREASURY NOTES-14.39%

  4.50%, 04/30/12                                      300,000        324,797
-----------------------------------------------------------------------------
  2.25%, 05/31/14                                      200,000        199,531
=============================================================================
                                                                      524,328
=============================================================================


U.S. TREASURY BONDS-4.66%

  5.38%, 02/15/31                                      145,000        169,673
=============================================================================
     Total U.S. Treasury Securities (Cost
       $713,892)                                                      723,988
=============================================================================



ASSET-BACKED SECURITIES-9.52%

BA Credit Card Trust,
  Series 2006-B4, Class B4, Floating Rate Pass
  Through Ctfs.,
  0.35%, 03/15/12(f)                                    40,000         39,911
-----------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A4, Pass Through Ctfs.,
  4.52%, 11/11/41(f)                                    25,000         24,028
-----------------------------------------------------------------------------
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41(f)                                    25,000         24,084
-----------------------------------------------------------------------------
  Series 2006-T22, Class A2, Pass Through Ctfs.,
  5.63%, 04/12/38                                       30,000         30,195
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust Inc.,
  Series 2004-UST1, Class A4, Pass Through Ctfs.,
  3.38%, 08/25/34                                       40,276         38,879
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
  Series 2005 GG4, Class A4A, Pass Through Ctfs.,
  4.75%, 07/10/39                                       55,000         51,064
-----------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class A4, Pass Through Ctfs.,
  5.38%, 11/14/42(f)                                    20,000         19,369
-----------------------------------------------------------------------------
  Series 2005-T17, Class A4, Pass Through Ctfs.,
  4.52%, 12/13/41                                       30,000         29,834
-----------------------------------------------------------------------------
  Series 2005-T19, Class A4A, Pass Through Ctfs.,
  4.89%, 06/12/47                                       30,000         28,731
-----------------------------------------------------------------------------
TIAA Seasoned Commercial Mortgage Trust,
  Series 2007-C4, Class A2,
  5.79%, 08/15/39(f)                                    25,000         25,340
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C21, Class A4, Pass Through Ctfs.,
  5.38%, 10/15/44(f)                                    20,000         19,751
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-K, Class 1A2, Floating Rate Pass
  Through Ctfs.,
  4.47%, 07/25/34(f)                                    16,992         15,839
=============================================================================
     Total Asset-Backed Securities (Cost $338,947)                    347,025
=============================================================================



MONEY MARKET FUNDS-32.88%

Liquid Assets Portfolio-Institutional Class(g)         599,182        599,182
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)               599,182        599,182
=============================================================================
     Total Money Market Funds (Cost $1,198,364)                     1,198,364
=============================================================================
TOTAL INVESTMENTS-133.10% (Cost $4,758,154)                         4,850,253
=============================================================================
OTHER ASSETS LESS LIABILITIES-(33.10)%                             (1,206,175)
=============================================================================
NET ASSETS-100.00%                                                $ 3,644,078
_____________________________________________________________________________
=============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM CORE PLUS BOND FUND

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $403,337, which represented 11.07% of the Fund's Net Assets.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM CORE PLUS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $3,559,790)                             $3,651,889
------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost      1,198,364
==============================================================================
     Total investments, at value (Cost $4,758,154)                   4,850,253
==============================================================================
Receivables for:
  Investments sold                                                     655,632
------------------------------------------------------------------------------
  Fund shares sold                                                      42,900
------------------------------------------------------------------------------
  Dividends and interest                                                28,608
------------------------------------------------------------------------------
Other assets                                                            66,039
==============================================================================
     Total assets                                                    5,643,432
______________________________________________________________________________
==============================================================================


LIABILITIES:

Payables for:
  Investments purchased                                              1,925,639
------------------------------------------------------------------------------
  Fund shares reacquired                                                    32
------------------------------------------------------------------------------
  Dividends                                                                125
------------------------------------------------------------------------------
  Variation margin                                                       1,484
------------------------------------------------------------------------------
  Accrued fees to affiliates                                            16,456
------------------------------------------------------------------------------
  Accrued other operating expenses                                      55,618
==============================================================================
     Total liabilities                                               1,999,354
==============================================================================
Net assets applicable to shares outstanding                         $3,644,078
______________________________________________________________________________
==============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $3,513,804
------------------------------------------------------------------------------
Undistributed net investment income                                     42,860
------------------------------------------------------------------------------
Undistributed net realized gain                                          5,646
------------------------------------------------------------------------------
Unrealized appreciation                                                 81,768
==============================================================================
                                                                    $3,644,078
______________________________________________________________________________
==============================================================================



NET ASSETS:

Class A                                                             $2,881,515
______________________________________________________________________________
==============================================================================
Class B                                                             $  205,455
______________________________________________________________________________
==============================================================================
Class C                                                             $  222,552
______________________________________________________________________________
==============================================================================
Class R                                                             $  105,418
______________________________________________________________________________
==============================================================================
Class Y                                                             $  125,520
______________________________________________________________________________
==============================================================================
Institutional Class                                                 $  103,618
______________________________________________________________________________
==============================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                280,114
______________________________________________________________________________
==============================================================================
Class B                                                                 19,973
______________________________________________________________________________
==============================================================================
Class C                                                                 21,633
______________________________________________________________________________
==============================================================================
Class R                                                                 10,248
______________________________________________________________________________
==============================================================================
Class Y                                                                 12,201
______________________________________________________________________________
==============================================================================
Institutional Class                                                     10,073
______________________________________________________________________________
==============================================================================
Class A:
  Net asset value per share                                         $    10.29
------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.29 divided by 95.25%)                  $    10.80
______________________________________________________________________________
==============================================================================
Class B:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class C:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class R:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Class Y:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================
Institutional Class:
  Net asset value and offering price per share                      $    10.29
______________________________________________________________________________
==============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM CORE PLUS BOND FUND

STATEMENT OF OPERATIONS

For the period June 3, 2009 (commencement date) through August 31, 2009




INVESTMENT INCOME:

Interest                                                                              $ 32,330
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             1,669
==============================================================================================
     Total investment income                                                            33,999
==============================================================================================


EXPENSES:

Advisory fees                                                                            3,547
----------------------------------------------------------------------------------------------
Administrative services fees                                                            12,329
----------------------------------------------------------------------------------------------
Custodian fees                                                                               9
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                1,592
----------------------------------------------------------------------------------------------
  Class B                                                                                  359
----------------------------------------------------------------------------------------------
  Class C                                                                                  360
----------------------------------------------------------------------------------------------
  Class R                                                                                  125
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                    475
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                        24
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            20,650
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  7,750
----------------------------------------------------------------------------------------------
Professional services fees                                                              52,886
----------------------------------------------------------------------------------------------
Other                                                                                    1,999
==============================================================================================
     Total expenses                                                                    102,105
==============================================================================================
Less: Fees waived and expenses reimbursed                                              (94,996)
==============================================================================================
     Net expenses                                                                        7,109
==============================================================================================
Net investment income                                                                   26,890
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                 22,358
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (16,957)
==============================================================================================
                                                                                         5,401
==============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 92,099
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (10,331)
==============================================================================================
                                                                                        81,768
==============================================================================================
Net realized and unrealized gain                                                        87,169
==============================================================================================
Net increase in net assets resulting from operations                                  $114,059
______________________________________________________________________________________________
==============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM CORE PLUS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period June 3, 2009 (commencement date) through August 31, 2009



                                                                                        2009
-----------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                              $   26,890
-----------------------------------------------------------------------------------------------
  Net realized gain                                                                       5,401
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                                  81,768
===============================================================================================
     Net increase in net assets resulting from operations                               114,059
===============================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                               (17,512)
-----------------------------------------------------------------------------------------------
  Class B                                                                                  (887)
-----------------------------------------------------------------------------------------------
  Class C                                                                                  (934)
-----------------------------------------------------------------------------------------------
  Class R                                                                                  (616)
-----------------------------------------------------------------------------------------------
  Class Y                                                                                  (885)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                                      (736)
===============================================================================================
     Total distributions from net investment income                                     (21,570)
===============================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                             2,807,678
-----------------------------------------------------------------------------------------------
  Class B                                                                               200,964
-----------------------------------------------------------------------------------------------
  Class C                                                                               217,869
-----------------------------------------------------------------------------------------------
  Class R                                                                               102,542
-----------------------------------------------------------------------------------------------
  Class Y                                                                               121,790
-----------------------------------------------------------------------------------------------
  Institutional Class                                                                   100,746
===============================================================================================
     Net increase in net assets resulting from share transactions                     3,551,589
===============================================================================================
     Net increase in net assets                                                       3,644,078
===============================================================================================


NET ASSETS:

  Beginning of year                                                                          --
===============================================================================================
  End of year (includes undistributed net investment income of $42,860)              $3,644,078
_______________________________________________________________________________________________
===============================================================================================




NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Plus Bond Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is total return.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

15        AIM CORE PLUS BOND FUND
      institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be

16        AIM CORE PLUS BOND FUND
      evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month

17        AIM CORE PLUS BOND FUND
      or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.45%
-------------------------------------------------------------------
Next $500 million                                            0.425%
-------------------------------------------------------------------
Next $1.5 billion                                            0.40%
-------------------------------------------------------------------
Next $2.5 billion                                            0.375%
-------------------------------------------------------------------
Over $5 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the period June 3, 2009 (commencement date) to August 31, 2009, the Advisor waived advisory fees and reimbursed Fund level expenses of $94,496 and reimbursed class level expenses of $397, $22, $22, $16, $19 and $24 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares in proportion to the relative net assets of such classes.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


18        AIM CORE PLUS BOND FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period June 3, 2009 (commencement date) to August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period June 3, 2009 (commencement date) to August 31, 2009, IADI advised the Fund that IADI retained $145 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                       LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                    $1,198,364     $       --       $--       $1,198,364
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Debt Securities                                                --        723,988        --          723,988
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Debt
  Securities                                                                 --      1,279,728        --        1,279,728
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                    --      1,301,148        --        1,301,148
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                      --        347,025        --          347,025
=========================================================================================================================
                                                                                                               $4,850,253
=========================================================================================================================
Other Investments*                                                      (10,331)            --        --          (10,331)
=========================================================================================================================
  Total Investments                                                  $1,188,033     $3,651,889       $--       $4,839,922
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments include futures which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective June 3, 2009 (commencement date), the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.


19        AIM CORE PLUS BOND FUND

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of August 31, 2009:

                                                                                        VALUE
                                                                              ------------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS      LIABILITIES
------------------------------------------------------------------------------------------------------
Interest rate risk
  Futures contracts(a)                                                        $230,500      $(476,578)
______________________________________________________________________________________________________
======================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE PERIOD JUNE 3, 2009 (COMMENCEMENT DATE) TO AUGUST 31, 2009



  The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                            LOCATION OF GAIN (LOSS) ON
                                                                              STATEMENT OF OPERATIONS
                                                                                     FUTURES*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Interest rate risk                                                                 $(16,957)
======================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Interest rate risk                                                                  (10,331)
======================================================================================================
Total                                                                                $(27,288)
______________________________________________________________________________________________________
======================================================================================================



* The average value of outstanding futures contracts during the period was $(202,654).

                                                                                                              UNREALIZED
                                                       NUMBER OF            MONTH/                           APPRECIATION
CONTRACT                                               CONTRACTS          COMMITMENT            VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                 2           December-2009/Long     $ 230,500        $    925
==========================================================================================================================
U.S. Treasury 10 Year Notes                                3         September-2009/Short      (355,641)         (6,850)
--------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                            1         September-2009/Short      (120,937)         (4,406)
==========================================================================================================================
                                                                                               (476,578)        (11,256)
==========================================================================================================================
  Total                                                                                       $(246,078)       $(10,331)
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the period June 3, 2009 (commencement date) to August 31, 2009, the Fund paid legal fees of $89 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.


20        AIM CORE PLUS BOND FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE PERIOD JUNE 3, 2009 (COMMENCEMENT DATE) TO AUGUST 31, 2009:

                                                                                        2009
---------------------------------------------------------------------------------------------
Ordinary income                                                                       $21,570
_____________________________________________________________________________________________
=============================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
-----------------------------------------------------------------------------------------------
Undistributed ordinary income                                                        $   42,859
-----------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                               89,775
-----------------------------------------------------------------------------------------------
Capital loss carryforward                                                                (2,360)
-----------------------------------------------------------------------------------------------
Shares of beneficial interest                                                         3,513,804
===============================================================================================
Total net assets                                                                     $3,644,078
_______________________________________________________________________________________________
===============================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to futures contracts and dollar roll transactions.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                       $2,360
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period June 3, 2009 (commencement date) to August 31, 2009 was $3,226,711 and $675,157, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                            $92,286
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (2,511)
=============================================================================================
Net unrealized appreciation of investment securities                                  $89,775
_____________________________________________________________________________________________
=============================================================================================
Cost of investments for tax purposes is $4,760,478.


NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance cost, dollar rolls and paydowns, on August 31, 2009, undistributed net investment income was increased by $37,540, undistributed net realized gain was increased by $245 and shares of beneficial interest decreased by $37,785. This reclassification had no effect on the net assets of the Fund.


21        AIM CORE PLUS BOND FUND

NOTE 10--SHARE INFORMATION


                                                                             SUMMARY OF SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
                                                                                   JUNE 3, 2009
                                                                              (COMMENCEMENT DATE) TO
                                                                                  AUGUST 31, 2009
                                                                         --------------------------------
                                                                          SHARES                 AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                                278,669               $2,792,778
---------------------------------------------------------------------------------------------------------
  Class B                                                                 19,908                  200,294
---------------------------------------------------------------------------------------------------------
  Class C                                                                 21,543                  216,941
---------------------------------------------------------------------------------------------------------
  Class R                                                                 10,188                  101,926
---------------------------------------------------------------------------------------------------------
  Class Y                                                                 12,115                  120,905
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                     10,001                  100,010
=========================================================================================================
Issued as reinvestment of dividends:
  Class A                                                                  1,708                   17,512
---------------------------------------------------------------------------------------------------------
  Class B                                                                     75                      774
---------------------------------------------------------------------------------------------------------
  Class C                                                                     91                      933
---------------------------------------------------------------------------------------------------------
  Class R                                                                     60                      616
---------------------------------------------------------------------------------------------------------
  Class Y                                                                     86                      885
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         72                      736
=========================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                                     10                      104
---------------------------------------------------------------------------------------------------------
  Class B                                                                    (10)                    (104)
=========================================================================================================
Reacquired:
  Class A                                                                   (273)                  (2,716)
---------------------------------------------------------------------------------------------------------
  Class B                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (1)                      (5)
---------------------------------------------------------------------------------------------------------
  Class R                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Class Y                                                                      -                        -
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                          -                        -
=========================================================================================================
     Net increase in share activity                                      354,242               $3,551,589
_________________________________________________________________________________________________________
=========================================================================================================





22        AIM CORE PLUS BOND FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding for the period.

                                                                 NET GAINS
                                      NET ASSET                ON SECURITIES                 DIVIDENDS
                                        VALUE,        NET          (BOTH       TOTAL FROM    FROM NET     NET ASSET
                                      BEGINNING   INVESTMENT    REALIZED AND   INVESTMENT   INVESTMENT   VALUE, END     TOTAL
                                      OF PERIOD    INCOME(a)    UNREALIZED)    OPERATIONS     INCOME      OF PERIOD   RETURN(b)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Three months ended 08/31/09(d)          $10.00       $0.09         $0.27          $0.36       $(0.07)      $10.29        3.58%
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Three months ended 08/31/09(d)           10.00        0.07          0.27           0.34        (0.05)       10.29        3.39
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Three months ended 08/31/09(d)           10.00        0.07          0.27           0.34        (0.05)       10.29        3.39
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Three months ended 08/31/09(d)           10.00        0.08          0.27           0.35        (0.06)       10.29        3.51
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Three months ended 08/31/09(d)           10.00        0.09          0.27           0.36        (0.07)       10.29        3.64
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Three months ended 08/31/09(d)           10.00        0.09          0.27           0.36        (0.07)       10.29        3.64
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                           RATIO OF            RATIO OF
                                                           EXPENSES            EXPENSES
                                                          TO AVERAGE        TO AVERAGE NET    RATIO OF NET
                                                          NET ASSETS        ASSETS WITHOUT     INVESTMENT
                                        NET ASSETS,    WITH FEE WAIVERS      FEE WAIVERS         INCOME
                                       END OF PERIOD    AND/OR EXPENSES    AND/OR EXPENSES     TO AVERAGE      PORTFOLIO
                                      (000S OMITTED)       ABSORBED            ABSORBED        NET ASSETS     TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Three months ended 08/31/09(d)            $2,882             0.84%(e)           12.89%(e)         3.47%(e)        140%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Three months ended 08/31/09(d)               205             1.59(e)            13.64(e)          2.72(e)         140
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Three months ended 08/31/09(d)               223             1.59(e)            13.64(e)          2.72(e)         140
-------------------------------------------------------------------------------------------------------------------------
CLASS R
Three months ended 08/31/09(d)               105             1.09(e)            13.14(e)          3.22(e)         140
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Three months ended 08/31/09(d)               126             0.59(e)            12.64(e)          3.72(e)         140
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Three months ended 08/31/09(d)               104             0.59(e)            12.68(e)          3.72(e)         140
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Commencement date of June 3, 2009.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $2,582, $146, $146, $101, $121 and $101 for Class A, Class B, Class C,
     Class R, Class Y and Institutional Class shares, respectively.


23        AIM CORE PLUS BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Core Plus Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Core Plus Bond Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period June 3, 2009 (commencement date) through August 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



24        AIM CORE PLUS BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The actual ending account value and expenses of Class A, Class B, Class C, Class R and Class Y shares in the below example are based on an investment of $1,000 invested on June 3, 2009 (commencement date) and held through August 31, 2009. The hypothetical ending account value and expenses in the below example are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period, June 3, 2009 (commencement date) through August 31, 2009. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(3)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,035.80       $2.11       $1,020.97       $4.28        0.84%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,033.90        3.99        1,017.19        8.08        1.59
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,033.90        3.99        1,017.19        8.08        1.59
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,035.10        2.73        1,019.71        5.55        1.09
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,036.40        1.48        1,022.23        3.01        0.59
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period June 3, 2009 (commencement date) through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 90 (June 3, 2009 (commencement date) through August 31, 2009)/365. Because Class A, Class B, Class C, Class R and Class Y shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class A, Class B, Class C, Class R and Class Y shares of the Fund and other funds because such data is based on a full six month period.


25        AIM CORE PLUS BOND FUND

Supplement to Annual Report dated 8/31/09

AIM CORE PLUS BOND FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE CUMULATIVE TOTAL RETURNS             not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (6/3/09)                   3.64%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to                                                   fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain         AVERAGE CUMULATIVE TOTAL RETURNS             original cost. See full report for
criteria.                                                                                 information on comparative benchmarks.
                                             For periods ended 6/30/09, the most recent   Please consult your Fund prospectus for
                                             calendar quarter-end                         more information. For the most current
                                                                                          month-end performance, please call
                                             Inception (6/3/09)                   0.10%   800 451 4246 or visit invescoaim.com.
                                             ------------------------------------------
                                                                                          (1) Total annual operating expenses less
                                             Institutional Class shares have no sales         any contractual fee waivers and/or
                                             charge; therefore, performance is at net         expense reimbursements by the advisor
                                             asset value (NAV). Performance of                in effect through at least June 30,
                                             Institutional Class shares will differ           2010. See current prospectus for more
                                             from performance of other share classes          information.
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.65%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 2.30%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

------------------------------------------
NASDAQ SYMBOL                        CPIIX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   CPB-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The actual ending account value and expenses of Institutional Class shares in the below example are based on an investment of $1,000 invested on June 3, 2009 (commencement date) and held through August 31, 2009. The hypothetical ending account value and expenses in the below example are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period, June 3, 2009 (commencement date) through August 31, 2009. Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(3)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,036.40       $1.48       $1,022.23       $3.01        0.59%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period June 3, 2009 (commencement date) through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 90 (June 3, 2009 (commencement date) through August 31, 2009)/365. Because Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Institutional Class shares of the Fund and other funds because such data is based on a full six month period.


AIM CORE PLUS BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
INITIAL APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     considered the factors discussed below in    are appropriate. The Board noted that the
Counselor Series Trust is required under     evaluating the fairness and reasonableness   Affiliated Sub-Advisers, which have
the Investment Company Act of 1940 to        of the Fund's investment advisory            offices and personnel that are
approve the AIM Core Plus Bond Fund (the     agreement and sub-advisory contracts. The    geographically dispersed in financial
Fund) investment advisory agreement with     discussion serves as a summary of the        centers around the world, have been formed
Invesco Aim Advisors, Inc. (Invesco Aim)     discussion of the material factors and       in part for the purpose of researching and
and the Master Intergroup Sub-Advisory       related conclusions that formed the basis    compiling information and making
Contract for Mutual Funds (the               for the Board's approval of the Fund's       recommendations on the markets and
sub-advisory contracts) with Invesco Asset   investment advisory agreement and            economies of various countries and
Management Deutschland GmbH, Invesco Asset   sub-advisory contracts. The Board            securities of companies located in such
Management Limited, Invesco Asset            considered all of the information provided   countries or on various types of
Management (Japan) Limited, Invesco          to them and did not identify any             investments and investment techniques, and
Australia Limited, Invesco Global Asset      particular factor that was controlling.      providing investment advisory services.
Management (N.A.), Inc., Invesco Hong Kong   Each Trustee may have evaluated the          The Board noted that investment decisions
Limited, Invesco Institutional (N.A.),       information provided differently from        for the Fund will be made by IINA. The
Inc. (IINA), Invesco Senior Secured          another Trustee and attributed different     Board concluded that the sub-advisory
Management, Inc. and Invesco Trimark Ltd.    weight to the various factors.               contracts will benefit the Fund and its
(collectively, the Affiliated                                                             shareholders by permitting Invesco Aim to
Sub-Advisers). During meetings held on       FACTORS AND CONCLUSIONS AND SUMMARY OF       utilize the additional resources and
April 28-29, 2009, the Board as a whole      EVALUATION OF INVESTMENT ADVISORY            talent of the Affiliated Sub-Advisers in
and the disinterested or "independent"       AGREEMENT AND SUB-ADVISORY CONTRACTS         managing the Fund.
Trustees, voting separately, approved an
amendment to the Fund's investment              A. Nature, Extent and Quality of             C. Fund Performance
advisory agreement and an amendment to the         Services Provided by Invesco Aim
sub-advisory contracts to add the Fund. In                                                The Board did not consider the performance
doing so, the Board determined that the      The Board reviewed the advisory services     of the Fund because the Fund is new and
Fund's investment advisory agreement and     to be provided to the Fund by Invesco Aim    has no performance history.
the sub-advisory contracts are in the best   under the Fund's investment advisory
interests of the Fund and its shareholders   agreement and the credentials and               D. Advisory and Sub-Advisory Fees and
and that the compensation to Invesco Aim     experience of the officers and employees           Fee Waivers
and the Affiliated Sub-Advisers under the    of Invesco Aim who will provide these
Fund's investment advisory agreement and     services. The Board's review of the          The Board considered the contractual
sub-advisory contracts is fair and           qualifications of Invesco Aim to provide     advisory fee rate and the proposed fee
reasonable.                                  these services included the Board's          waivers and expense limitations that will
                                             consideration of Invesco Aim's portfolio     be in place for the fund through June 30,
THE BOARD'S EVALUATION PROCESS               and product review process, various back     2010. The Board also considered the
                                             office support functions provided by         services to be provided by the Affiliated
The Board's Investments Committee has        Invesco Aim and its affiliates, and          Sub-Advisers pursuant to the sub-advisory
established three Sub-Committees that are    Invesco Aim's global trading operations.     contracts and the services to be provided
responsible for overseeing the management    The Board concluded that the nature,         by Invesco Aim pursuant to the Fund's
of a number of the series portfolios of      extent and quality of the advisory           investment advisory agreement, as well as
the AIM Funds. The Fund will be assigned     services to be provided to the Fund by       the allocation of fees between Invesco Aim
to one of the Sub-Committees. This           Invesco Aim are appropriate.                 and the Affiliated Sub-Advisers pursuant
Sub-Committee structure permits the                                                       to the sub-advisory contracts. The Board
Trustees to focus on the performance of         In determining whether to approve the     noted that the sub-advisory fees have no
the AIM Funds that have been assigned to     Fund's investment advisory agreement, the    direct effect on the Fund or its
them. The Sub-Committees meet throughout     Board considered the prior relationship      shareholders, as they are paid by Invesco
the year to review the performance of        between Invesco Aim and the AIM Funds, as    Aim to the Affiliated Sub-Advisers, and
their assigned funds, and the                well as the Board's knowledge of Invesco     that Invesco Aim and the Affiliated
Sub-Committees review monthly and            Aim's operations, and concluded that it      Sub-Advisers are affiliates.
quarterly comparative performance            was beneficial to maintain the
information and periodic asset flow data     relationship for the Fund, in part,             After taking account of the Fund's
for their assigned funds. Over the course    because of such knowledge.                   contractual advisory fee rate, the
of each year, the Sub-Committees meet with                                                contractual sub-advisory fee rate, the
portfolio managers for their assigned           B. Nature, Extent and Quality of          underlying funds fees and expenses and
funds and other members of management and          Services Provided by Affiliated        other relevant factors, the Board
review with these individuals the                  Sub-Advisors                           concluded that the Fund's advisory and
performance, investment objective(s),                                                     sub-advisory fees were fair and
policies, strategies and limitations of      The Board reviewed the services to be        reasonable.
these funds.                                 provided by the Affiliated Sub-Advisers
                                             under the sub-advisory contracts and the        E. Economies of Scale and Breakpoints
   In determining to approve the Fund's      credentials and experience of the officers
investment advisory agreement and            and employees of the Affiliated              The Board considered the extent to which
sub-advisory contracts, the Board            Sub-Advisers who will provide these          there are economies of scale in Invesco
                                             services. The Board concluded that the       Aim's provision of advisory services to
                                             nature, extent and quality of the services   the Fund. The Board also considered
                                             to be provided by the Affiliated             whether the Fund benefits from such
                                             Sub-Advisers                                 economies of scale through contractual
                                                                                          breakpoints in the Fund's advisory fee
                                                                                          schedule. The


26   AIM CORE PLUS BOND FUND                                                                                               continued

Board noted that the Fund's contractual      other AIM Funds and the organizational
advisory fee schedule provides for           structure employed by Invesco Aim and its
breakpoints, but that the Fund is being      affiliates to provide these services. The
newly launched and has not reached a size    Board also considered that these services
for the breakpoints to have any effect.      will be provided to the Fund pursuant to
The Board noted that the Fund shares         written contracts that are reviewed and
directly in economies of scale through       approved on an annual basis by the Board.
lower fees charged by third party service    The Board concluded that Invesco Aim and
providers based on the combined size of      its affiliates were providing these
all of the AIM Funds and affiliates.         services in a satisfactory manner and in
                                             accordance with the terms of their
   F. Profitability and Financial            contracts, and were qualified to provide
      Resources                              these services to the Fund.

The Board reviewed information from             The Board considered the benefits
Invesco Aim concerning the costs of the      realized by Invesco Aim and the Affiliated
advisory and other services that Invesco     Sub-Advisers as a result of portfolio
Aim and its affiliates provide to the Fund   brokerage transactions executed through
and the profitability of Invesco Aim and     "soft dollar" arrangements. The Board
its affiliates in providing these            noted that soft dollar arrangements shift
services. The Board also reviewed            the payment obligation for research and
information concerning the financial         execution services from Invesco Aim and
condition of Invesco Aim and its             the Affiliated Sub-Advisers to the funds
affiliates. The Board considered the         and therefore may reduce Invesco Aim's and
overall profitability of Invesco Aim, as     the Affiliated Sub-Advisers' expenses. The
well as the profitability of Invesco Aim     Board concluded that Invesco Aim's and the
in connection with managing the Fund. The    Affiliated Sub-Advisers' soft dollar
Board noted that Invesco Aim continues to    arrangements are appropriate. The Board
operate at a net profit, although recent     also concluded that, based on their review
economic factors have reduced the            and representations made by the Chief
profitability of Invesco Aim and its         Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees were fair and reasonable, and    regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund are not       Fund's uninvested cash and cash collateral
anticipated to be excessive in light of      from any securities lending arrangements
the nature, quality and extent of the        may be invested in money market funds
services provided. The Board considered      advised by Invesco Aim pursuant to
whether Invesco Aim is financially sound     procedures approved by the Board. The
and has the resources necessary to perform   Board noted that Invesco Aim will receive
its obligations under the Fund's             advisory fees from these affiliated money
investment advisory agreement, and           market funds attributable to such
concluded that Invesco Aim has the           investments, although Invesco Aim has
financial resources necessary to fulfill     contractually agreed to waive through at
these obligations. The Board also            least June 30, 2010, the advisory fees
considered whether each Affiliated           payable by the Fund in an amount equal to
Sub-Adviser is financially sound and has     100% of the net advisory fee Invesco Aim
the resources necessary to perform its       receives from the affiliated money market
obligations under its respective             funds with respect to the Fund's
sub-advisory contract, and concluded that    investment in the affiliated money market
each Affiliated Sub-Adviser has the          funds of uninvested cash, but not cash
financial resources necessary to fulfill     collateral. The Board concluded that the
these obligations.                           Fund's investment of uninvested cash and
                                             cash collateral from any securities
   G. Collateral Benefits to Invesco Aim     lending arrangements in the affiliated
      and its Affiliates                     money market funds is in the best
                                             interests of the Fund and its
The Board considered various other           shareholders.
benefits received by Invesco Aim and its
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution services to the Fund. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services to


27   AIM CORE PLUS BOND FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for period June 3, 2009 (commencement date) through August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             0.00%
     Corporate Dividends Received Deduction*                0.00%
     U.S. Treasury Obligations*                             6.39%



     * The above percentages are based on ordinary income dividends paid to shareholders during the period.


28        AIM CORE PLUS BOND FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc.
                                              (registered investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.      Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R) Formerly: Director of Compliance and Assistant
Senior Officer                                General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,       N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash              N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Trust Company
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
Philadelphia, PA 19103    New York, NY 10036-2714                                                       Boston, MA 02110-2801

[GO PAPERLESS
   GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------

FUND HOLDINGS AND PROXY VOTING INFORMATION

   The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim- SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                           invescoaim.com   CPB-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             ANNUAL REPORT TO SHAREHOLDERS     AUGUST 31, 2009
 - service mark -
                                  AIM FLOATING RATE FUND

                                       [GRAPHIC]

2    Letters to Shareholders
4    Performance Summary
4    Management Discussion
6    Long-Term Fund Performance
8    Supplemental Information
9    Schedule of Investments
26   Financial Statements
29   Notes to Financial Statements
37   Financial Highlights
38   Auditor's Report
39   Fund Expenses
40   Approval of Investment Advisory and Sub-Advisory Agreements
43   Tax Information
T-1  Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more favorable at the close of the fiscal year than at its start.
          [TAYLOR
          PHOTO]                        The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund
        Philip Taylor                their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at
800 959 4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

1 Reuters; 2 Pensions & Investments


2    AIM FLOATING RATE FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain rightfully cautious. Staying with an appropriately diversified investment program focused on your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.
           [CROCKETT
             PHOTO]                     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
         Bruce Crockett
                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM FLOATING RATE FUND

------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                                                                          the predictability of corporate
                                                                                             earnings and the cash requirement of
For the fiscal year ended August 31, 2009, Class A Shares of AIM Floating Rate Fund, at      the business and conduct an examination
net asset value (NAV), underperformed the Fund's broad market and style-specific             of the business cycles, seasonality,
indexes. The Fund invests in lower rated fixed-income instruments, primarily senior          international pressures and so forth.
secured corporate loans, and this asset class generally underperformed investment-grade
bonds, as represented by the Barclays Capital U.S. Aggregate Index. The Fund also         o  Recovery and loan-to-value. These
underperformed its style-specific index due to its overweight in lower quality credits,      factors focus on further examination of
including second-lien loans.                                                                 the default probability and the rate of
                                                                                             recovery associated with loans.
   Your Fund's long-term performance appears later in this report.
                                                                                             The portfolio is constructed using a
FUND VS. INDEXES                                                                          conservative bias to help limit credit
                                                                                          risk, while focusing on optimization of
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   return relative to appropriate benchmarks.
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   We constantly monitor the holdings in the
which would have reduced performance.                                                     portfolio and conduct daily, weekly and
                                                                                          monthly meetings with portfolio managers
Class A Shares                                                                  -4.97%    and analysts, as well as with firms and
Class C Shares                                                                  -5.61     loan sponsors.
Class R Shares                                                                  -5.19
Class Y Shares*                                                                 -4.94        Our proprietary systems generate "alert
Barclays Capital U.S. Aggregate Index(triangle) (Broad Market Index)             7.94     lists" that trigger immediate reviews of
S&P/LSTA Leveraged Loan Index(square) (Style-Specific Index)                     2.40     credits when they fall below price
Lipper Loan Participation Funds Category Average(triangle) (Peer Group)         -1.54     targets, are rated BB or lower or are
                                                                                          performing off plan. The active sell
(triangle)Lipper Inc.; (square)Standard & Poor's, Invesco Aim                             discipline considers two key factors for
                                                                                          each portfolio position:
*  Share class incepted during the fiscal year. See page 7 for a detailed explanation
   of Fund performance.                                                                   o  Company objective. Will unfavorable
                                                                                             industry trends, poor performance or
HOW WE INVEST                                   try, barriers to entry and current           lack of access to capital cause the
                                                industry capacity and utilization.           company to underperform?
We believe a highly diversified pool of
bank loans from the broadest spectrum of     o  Asset quality. Considerations may         o  Investment objective. Has the earnings
issuers and consisting of the highest           include valuations of hard and               potential or price potential been met
credit quality available in line with           intangible assets, how easily those          or exceeded, or do better relative
portfolio objectives may provide an             assets can be converted to cash and          valuation opportunities exist in the
attractive return with limited risk to          appropriateness to leverage those            market?
principal.                                      assets.
                                                                                          MARKET CONDITIONS AND YOUR FUND
   Our credit analysts review all holdings   o  Divisibility. This factor focuses on
and prospective holdings.                       operating and corporate structures,       Weakness in U.S. housing, manufacturing,
                                                ability to divide easily and              retail and finance sectors, as well as the
   Key consideration is given to the            efficiently, examination of non-core      absence of properly functioning credit
following:                                      assets and valuation of multiple brand    markets, all contributed to general
                                                names.                                    economic weakness over the past year.
o  Management. Factors include direct                                                     Gross domestic product (GDP), the broadest
   operating experience in managing this     o  Sponsors. Considerations include the      measure of overall U.S. economic activity,
   business, management depth and               firm's track record of quality            reflected a shrinking economy during each
   incentives and track record operating        transactions, access to additional        of the calendar quarters covered by this
   in a leveraged environment.                  capital and control or ownership of the   report.(1) Shaken
                                                sponsoring firm.
o  Industry position and dynamics. Factors
   include the company's industry            o  Cash flow. We examine the firm's sales
   position, life cycle phase of the            and earnings breakdown by product,
   indus-                                       divisions and subsidiaries. We look at

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION+                       TOP 10 FIXED INCOME ISSUERS*                 The Fund's holdings are subject to change,
By credit quality rating based on total                                                   and there is no assurance that the Fund
investments                                   1. First Data                        2.7%   will continue to hold any particular
                                              2. Texas Competitive Electric        2.4    security.
B                                     0.5%       Holdings Co.
Baa2                                  0.3     3. Lyondell Basell                   2.2    +  Source: S&P, Moody's, Fitch. This table
Baa3                                  1.9     4. Charter Refinance                 2.0       is calculated based on the highest
Ba1                                   6.2     5. Georgia Pacific                   2.0       rating assigned by one of these
Ba2                                  16.6     6. Hexion Specialty Chemicals, Inc.  1.9       agencies to an individual security. A
Ba3                                  29.5     7. Cequel Communication/Cebridge     1.8       credit rating is an assessment provided
B1                                   19.1     8. Calpine Corp.                     1.7       by a nationally recognized statistical
B2                                    9.8     9. Dole Foods                        1.7       rating organization (NRSRO) of the
B3                                    1.4    10. Ashland Inc.                      1.4       creditworthiness of an issuer with
Caa1                                  2.0    -----------------------------------------       respect to debt obligations, including
Caa2                                  1.1    Total Net Assets           $381.7 million       specific securities, money market
Ca or lower                           0.1    Total Number of Holdings*             654       instruments or other debts. Ratings are
NR                                    3.4                                                    measured on a scale that generally
Equity                                1.0                                                    ranges from AAA (highest) to D
Money Market Funds                    7.1                                                    (lowest); ratings are subject to change
                                                                                             without notice. NR indicates the debtor
                                                                                             was not rated, and should not be
                                                                                             interpreted as indicating low quality.

                                                                                          *  Excluding money market fund holdings.


4   AIM FLOATING RATE FUND

investor confidence, volatility and             During 2008, credit quality positioning                      TOM EWALD
impaired liquidity characterized credit      detracted from the Fund's performance
markets over the period.                     relative to the benchmark. In addition,                         Portfolio manager, is
                                             the pace of redemptions resulted in a                           lead manager of AIM
   The U.S. Federal Reserve Board (the       slight leveraging of the Fund as we were                        Floating Rate Fund. Mr.
Fed) moved aggressively throughout the       forced to borrow to meet immediate                [EWALD        Ewald joined Invesco in
Fund's fiscal year to attempt to stimulate   liquidity needs while waiting for the sale        PHOTO]        2000 as a credit
economic growth and enhance market           of loans to close. In 2009, management's                        analyst and was
liquidity. Between October and December      commitment to remaining fully invested, as                      promoted to portfolio
2008, the federal funds target rate was      well as a continued discipline of                               manager in 2001.
lowered from 2.00% to the current range of   investing in loans that we felt offered      Prior to joining Invesco, Mr. Ewald was a
zero to 0.25%.(2) In doing so, the Fed       the best relative value, contributed         portfolio manager at another firm. Mr.
hoped to stimulate an economic recovery by   positively to the Fund's relative            Ewald earned an A.B. from Harvard College
making money more available to consumers     performance.                                 and an M.B.A. from the Darden School of
and businesses.                                                                           Business at the University of Virginia.
                                                Having said that, there were some areas
   For bank loans, the 12 months ended       where we made mistakes. While the Fund                          GREG STOECKLE
August 31, 2009, was a tale of two           benefited from its under-exposure to the
markets. The bank loan market suffered       auto sector in the second half of 2008, we                      Portfolio manager, is
significant losses in the second half of     failed to take advantage of the low prices                      manager of AIM Floating
2008 as credit markets remained frozen       of these loans in 2009. In addition, our          [STOECKLE     Rate Fund. Mr. Stoeckle
despite initiatives from the Fed, the U.S.   investments in advertising-supported print        PHOTO]        joined Invesco in 1999
Treasury and governments around the world    media companies continued to be                                 and has held several
to make financial markets function more      challenging. At the same time, the Fund                         senior management
normally again. Tremendous pressure on       continued to add to some deeply discounted                      positions within the
bank loan prices continued through the end   positions in the chemical, broadcasting      bank loan group. He began his investment
of 2008 due to forced selling, hedge fund    and travel sectors that have enjoyed         career in 1987 as a credit analyst for
redemptions and total return swaps and       strong price appreciation of late.           another firm. Mr. Stoeckle earned a B.S.
collateral loan obligations unraveling.                                                   from Ursinus College and an M.B.A. from
According to Standard and Poor's, the           As always, we appreciate your continued   Saint Joseph's University.
average secondary bank loan price dropped    participation in AIM Floating Rate Fund.
to historical lows in December.(3) New
loan issuance slowed considerably during     (1) Bureau of Economic Analysis
2008, coming to a standstill in the fourth
quarter as credit conditions worsened.       (2) U.S. Federal Reserve

   As 2009 began, economic indicators        (3) Standard and Poor's
continued to deteriorate, but there was
some evidence that the pace of the           (4) J.P. Morgan
economic downturn was slowing by early
spring. Steadily improving technical         The views and opinions expressed in
indicators drove most of the financial       management's discussion of Fund
market gains, but heightened investor        performance are those of Invesco Aim
confidence in markets and speculation that   Advisors, Inc. These views and opinions
the economy may have hit bottom during the   are subject to change at any time based on
fourth quarter of 2008 provided further      factors such as market and economic
momentum to the rally. Liquidity improved    conditions. These views and opinions may
significantly in the later part of the       not be relied upon as investment advice or
first quarter of 2009, as asset flows into   recommendations, or as an offer for a
high yield bond and loan mutual funds        particular security. The information is
remained positive for 14 consecutive         not a complete analysis of every aspect of
weeks.(4)                                    any market, country, industry, security or
                                             the Fund. Statements of fact are from
   This influx of cash was driven by the     sources considered reliable, but Invesco
prevailing view among investors that bank    Aim Advisors, Inc. makes no representation
loans were trading well below fair value.    or warranty as to their completeness or
In addition, a reduction in bank loan        accuracy. Although historical performance
supply was another key contributor to        is no guarantee of future results, these
performance within this asset class          insights may help you understand our
because the pace of loan prepayments         investment management philosophy.
accelerated. The prepayments primarily
came from high yield bond takeouts, which    See important Fund and index disclosures
are used to refinance loans, as companies    later in this report.
replaced bank loans with high yield bonds.


5   AIM FLOATING RATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT -- OLDEST SHARE CLASS WITH SALES CHARGES SINCE INCEPTION

Index data from 4/30/97, Fund data from 5/1/97

                               [PERFORMANCE CHART]

               AIM
            FLOATING                       BARCLAYS        LIPPER LOAN
           RATE FUND-    S&P/LSTA           CAPITAL       PARTICIPATION
             CLASS A     LEVERAGED      U.S. AGGREGATE   FUNDS CATEGORY
             SHARES     LOAN INDEX(2)       INDEX(1)       AVERAGE(1)
           ----------   -------------   --------------   --------------
04/30/97                      10000          10000         10000
   05/97       9812           10060          10095         10070
   06/97       9872           10142          10214         10133
   07/97       9935           10195          10490         10198
   08/97      10009           10258          10400         10260
   09/97      10070           10298          10554         10322
   10/97      10143           10333          10707         10392
   11/97      10202           10377          10756         10452
   12/97      10266           10456          10864         10532
   01/98      10330           10524          11004         10597
   02/98      10386           10596          10996         10650
   03/98      10437           10682          11033         10708
   04/98      10495           10759          11091         10769
   05/98      10545           10827          11196         10840
   06/98      10605           10879          11291         10906
   07/98      10672           10891          11315         10969
   08/98      10737           10850          11499         11020
   09/98      10680           10769          11769         11050
   10/98      10699           10844          11706         11103
   11/98      10725           10950          11773         11160
   12/98      10806           11005          11808         11239
   01/99      10878           11043          11892         11308
   02/99      10909           11026          11685         11366
   03/99      10969           10954          11750         11435
   04/99      11018           11022          11787         11507
   05/99      11083           11159          11684         11565
   06/99      11146           11247          11646         11633
   07/99      11215           11317          11597         11698
   08/99      11238           11320          11591         11738
   09/99      11270           11231          11725         11795
   10/99      11315           11248          11769         11845
   11/99      11346           11319          11768         11913
   12/99      11401           11407          11711         11977
   01/00      11474           11505          11673         12052
   02/00      11531           11558          11814         12136
   03/00      11557           11496          11970         12157
   04/00      11605           11533          11935         12217
   05/00      11652           11627          11930         12299
   06/00      11732           11712          12178         12386
   07/00      11781           11806          12289         12473
   08/00      11852           11842          12467         12543
   09/00      11883           11874          12545         12596
   10/00      11903           11871          12628         12614
   11/00      11934           11914          12835         12617
   12/00      11973           11976          13073         12678
   01/01      12000           12105          13286         12756
   02/01      12112           12225          13402         12816
   03/01      12075           12229          13469         12801
   04/01      12031           12211          13414         12750
   05/01      12022           12350          13494         12842
   06/01      12059           12363          13545         12854
   07/01      12045           12458          13848         12921
   08/01      12069           12550          14007         12995
   09/01      12022           12342          14170         12847
   10/01      11834           12221          14467         12718
   11/01      11802           12371          14267         12825
   12/01      11794           12476          14177         12918
   01/02      11904           12539          14291         13007
   02/02      11927           12502          14430         12970
   03/02      12067           12651          14190         13102
   04/02      12166           12798          14465         13204
   05/02      12213           12811          14588         13233
   06/02      12245           12685          14714         13126
   07/02      12151           12571          14891         12943
   08/02      12098           12530          15143         12876
   09/02      12115           12538          15388         12849
   10/02      12005           12390          15318         12712
   11/02      12003           12564          15314         12864
   12/02      12118           12714          15630         13019
   01/03      12220           12869          15644         13130
   02/03      12256           12925          15860         13175
   03/03      12258           12976          15848         13269
   04/03      12404           13129          15979         13488
   05/03      12524           13272          16277         13673
   06/03      12640           13433          16244         13843
   07/03      12715           13523          15698         13920
   08/03      12725           13553          15802         13970
   09/03      12805           13682          16221         14109
   10/03      12858           13807          16069         14242
   11/03      12939           13896          16108         14348
   12/03      12974           13982          16272         14449
   01/04      13090           14103          16403         14607
   02/04      13159           14147          16580         14635
   03/04      13181           14198          16704         14686
   04/04      13260           14267          16270         14755
   05/04      13279           14284          16205         14754
   06/04      13349           14372          16296         14850
   07/04      13396           14419          16458         14904
   08/04      13434           14445          16772         14937
   09/04      13596           14505          16817         14991
   10/04      13668           14578          16958         15070
   11/04      13754           14643          16823         15157
   12/04      13799           14704          16978         15230
   01/05      13861           14764          17084         15286
   02/05      13967           14843          16984         15383
   03/05      14002           14905          16896         15412
   04/05      14006           14894          17125         15398
   05/05      13983           14903          17310         15409
   06/05      14069           14999          17405         15516
   07/05      14173           15113          17246         15636
   08/05      14275           15204          17467         15724
   09/05      14315           15265          17287         15785
   10/05      14361           15312          17151         15810
   11/05      14407           15370          17226         15871
   12/05      14489           15451          17390         15954
   01/06      14573           15558          17391         16070
   02/06      14682           15656          17449         16179
   03/06      14786           15751          17278         16279
   04/06      14876           15828          17246         16373
   05/06      14936           15868          17228         16401
   06/06      14946           15912          17264         16435
   07/06      15032           16002          17498         16525
   08/06      15116           16101          17766         16643
   09/06      15179           16187          17922         16725
   10/06      15298           16295          18040         16849
   11/06      15399           16381          18250         16953
   12/06      15505           16497          18144         17082
   01/07      15629           16641          18136         17236
   02/07      15741           16756          18416         17368
   03/07      15792           16823          18417         17440
   04/07      15877           16923          18516         17547
   05/07      15987           17026          18376         17661
   06/07      16001           17064          18321         17668
   07/07      15419           16492          18474         17034
   08/07      15440           16531          18700         17047
   09/07      15697           16854          18842         17357
   10/07      15847           17015          19012         17495
   11/07      15611           16779          19353         17192
   12/07      15652           16831          19408         17216
   01/08      15051           16288          19734         16652
   02/08      14542           15880          19761         16176
   03/08      14533           15865          19829         16134
   04/08      15048           16452          19787         16732
   05/08      15322           16607          19642         16912
   06/08      15366           16648          19626         16897
   07/08      15205           16521          19610         16724
   08/08      15180           16500          19796         16689
   09/08      14224           15485          19530         15795
   10/08      12079           13438          19069         13673
   11/08      11049           12295          19690         12735
   12/08      10357           11933          20425         12372
   01/09      11188           12817          20245         13208
   02/09      11263           12917          20168         13341
   03/09      11408           13103          20448         13468
   04/09      12328           14242          20546         14428
   05/09      13026           15111          20695         15074
   06/09      13610           15774          20813         15605
   07/09      14119           16521          21149         16195
   08/09      14422           16895          21368         16447

(1) Lipper Inc.

(2) Invesco Aim, Standard & Poor's

Past performance cannot guarantee            shown in the chart and table(s) does not     one that indicates the dollar value of an
comparable future results.                   reflect deduction of taxes a shareholder     investment, is constructed with each
                                             would pay on Fund distributions or sale of   segment representing a percent change in
   The data shown in the chart include       Fund shares.                                 the value of the investment. In this
reinvested distributions, applicable sales                                                chart, each segment represents a doubling,
charges and Fund expenses including             This chart, which is a logarithmic        or 100% change, in the value of the
management fees. Index results include       chart, presents the fluctuations in the      investment. In other words, the space
reinvested dividends, but they do not        value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
reflect sales charges. Performance of the    believe that a logarithmic chart is more     size as the space between $10,000 and
peer group reflects fund expenses and        effective than other types of charts in      $20,000, and so on.
management fees; performance of a market     illustrating changes in value during the
index does not. Performance                  early years shown in the chart. The
                                             vertical axis, the


6   AIM FLOATING RATE FUND

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 1.74%, 1.49% AND 0.99%, RESPECTIVELY.(1)
As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar      THE TOTAL ANNUAL FUND OPERATING EXPENSE
applicable sales charges                     quarter-end, including maximum applicable    RATIO SET FORTH IN THE MOST RECENT FUND
                                             sales charges                                PROSPECTUS AS OF THE DATE OF THIS REPORT
CLASS A SHARES                                                                            FOR CLASS A, CLASS C, CLASS R AND CLASS Y
Inception (5/1/97)                  3.01%    CLASS A SHARES                               SHARES WAS 1.25%, 1.75%, 1.50% AND 1.00%.
10 Years                            2.27     Inception (5/1/97)                  2.56%    THE EXPENSE RATIOS PRESENTED ABOVE MAY
   5 Years                          0.92     10 Years                            1.76     VARY FROM THE EXPENSE RATIOS PRESENTED IN
   1 Year                          -7.29        5 Years                         -0.13     OTHER SECTIONS OF THIS REPORT THAT ARE
                                                1 Year                         -13.67     BASED ON EXPENSES INCURRED DURING THE
CLASS C SHARES                                                                            PERIOD COVERED BY THIS REPORT.
Inception (3/31/00)                 2.00%    CLASS C SHARES
   5 Years                          1.00     Inception (3/31/00)                 1.40%       CLASS A SHARE PERFORMANCE REFLECTS THE
   1 Year                          -6.49        5 Years                         -0.05     MAXIMUM 2.50% SALES CHARGE AND CLASS C
                                                1 Year                         -12.90     SHARE PERFORMANCE REFLECTS THE APPLICABLE
CLASS R SHARES                                                                            CONTINGENT DEFERRED SALES CHARGE (CDSC)
10 Years                            2.46%    CLASS R SHARES                               FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
   5 Years                          1.29     10 Years                            1.98%    C SHARES IS 1% FOR THE FIRST YEAR AFTER
   1 Year                          -5.19        5 Years                          0.31     PURCHASE. CLASS R SHARES DO NOT HAVE A
                                                1 Year                         -11.39     FRONT-END SALES CHARGE; RETURNS ARE SHOWN
CLASS Y SHARES                                                                            AT NET ASSET VALUE AND DO NOT REFLECT A
10 Years                            2.54%    CLASS Y SHARES                               0.75% CDSC WHICH MAY BE IMPOSED ON A TOTAL
   5 Years                          1.44     10 Years                            2.02%    REDEMPTION OF RETIREMENT PLAN ASSETS
   1 Year                          -4.94        5 Years                          0.38     WITHIN THE FIRST YEAR. CLASS Y SHARES DO
                                                1 Year                         -11.47     NOT HAVE A FRONT-END SALES CHARGE OR A
AS OF THE CLOSE OF BUSINESS ON APRIL 13,                                                  CDSC; THEREFORE, PERFORMANCE IS AT NET
2006, THE FUND REORGANIZED FROM A            ED CLASS A SHARE PERFORMANCE (FOR PERIODS    ASSET VALUE.
CLOSED-END FUND TO AN OPEN-END FUND.         PRIOR TO THE INCEPTION DATE OF CLASS Y
                                             SHARES) AT NET ASSET VALUE. THE RESTATED        THE PERFORMANCE OF THE FUND'S SHARE
   CLASS A AND C SHARE RETURNS PRIOR TO      CLASS A SHARE PERFORMANCE REFLECTS THE       CLASSES WILL DIFFER PRIMARILY DUE TO
APRIL 13, 2006, ARE THE HISTORICAL           RULE 12b-1 FEES APPLICABLE TO CLASS A        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE OF THE CLOSED-END FUND'S CLASS   SHARES AS WELL AS ANY FEE WAIVERS OR         CLASS EXPENSES.
B AND C SHARES, RESPECTIVELY.                EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A
                                             SHARES. CLASS A SHARES INCEPTION DATE IS        A REDEMPTION FEE OF 2% WILL BE IMPOSED
   THE INCEPTION DATE FOR CLASS R SHARES     MAY 1, 1997.                                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
IS APRIL 13, 2006; RETURNS SINCE THAT DATE                                                THE FUND WITHIN 31 DAYS OF PURCHASE.
ARE HISTORICAL RETURNS. ALL OTHER RETURNS       THE PERFORMANCE DATA QUOTED REPRESENT     EXCEPTIONS TO THE REDEMPTION FEE ARE
ARE BLENDED RETURNS OF HISTORICAL CLASS R    PAST PERFORMANCE AND CANNOT GUARANTEE        LISTED IN THE FUND'S PROSPECTUS.
SHARES AND RESTATED PERFORMANCE OF THE       COMPARABLE FUTURE RESULTS; CURRENT
CLOSED-END FUND'S CLASS B SHARES (FOR THE    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      HAD THE ADVISOR NOT WAIVED FEES AND/ OR
PERIODS PRIOR TO THE INCEPTION DATE OF THE   VISIT INVESCOAIM.COM FOR THE MOST RECENT     REIMBURSED EXPENSES IN THE PAST,
OPEN-END FUND'S CLASS R SHARES) AT NAV AND   MONTH-END PERFORMANCE. PERFORMANCE FIGURES   PERFORMANCE WOULD HAVE BEEN LOWER.
REFLECT THE HIGHER ANNUAL MANAGEMENT FEES    REFLECT FUND EXPENSES, THE REINVESTMENT OF
AND 0.25% ANNUAL 12b-1 FEES APPLICABLE TO    DISTRIBUTIONS, AND CHANGES IN NET ASSET      (1) Total annual operating expenses less
THE CLOSED-END FUND'S CLASS B SHARES. THE    VALUE. INVESTMENT RETURN AND PRINCIPAL           any contractual fee waivers and/or
CLOSED-END FUND'S CLASS B SHARE INCEPTION    WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN       expense reimbursements by the advisor
DATE IS MAY 1, 1997.                         OR LOSS WHEN YOU SELL SHARES.                    in effect through at least June 30,
                                                                                              2010. See current prospectus for more
   CLASS Y SHARES' INCEPTION DATE IS            THE NET ANNUAL FUND OPERATING EXPENSE         information.
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS C, CLASS R AND CLASS Y
PERFORMANCE AND RESTAT-                      SHARES WAS 1.24%,


7   AIM FLOATING RATE FUND

AIM FLOATING RATE FUND'S INVESTMENT OBJECTIVES ARE TO PROVIDE A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, PRESERVATION OF
CAPITAL.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                             subject to counterparty risk -- the       o  The LIPPER LOAN PARTICIPATION FUNDS
                                                risk that the other party will not           CATEGORY AVERAGE represents an average
o  As of the close of business on April         complete the transaction with the Fund.      of all of the funds in the Lipper Loan
   13, 2006, AIM Floating Rate Fund                                                          Participation Funds category. These
   reorganized from a Closed-End Fund to     o  Leveraging entails risks such as             funds invest primarily in participation
   an Open-End Fund. Information presented      magnifying changes in the value of the       interests in collateralized senior
   for Class A shares prior to the              portfolio's securities.                      corporate loans that have floating or
   reorganization includes financial data                                                    variable rates.
   for Class B shares of the Closed-End      o  A majority of the Fund's assets are
   Fund. Information presented for Class C      likely to be invested in loans and        o  The Fund is not managed to track the
   shares prior to the reorganization           securities that are less liquid than         performance of any particular index,
   includes financial data for Class C          those rated on national exchanges.           including the indexes defined here, and
   shares of the Closed-End Fund.                                                            consequently, the performance of the
                                             o  There is no guarantee that the               Fund may deviate significantly from the
o  On July 27, 2006, all Class B1 shares        investment techniques and risk analysis      performance of the indexes.
   converted into Class A shares.               used by the Fund's portfolio managers
                                                will produce the desired results.         o  A direct investment cannot be made in
o  Class R shares are available only to                                                      an index. Unless otherwise indicated,
   certain retirement plans. Please see      o  The prices of securities held by the         index results include reinvested
   the prospectus for more information.         Fund may decline in response to market       dividends, and they do not reflect
                                                risks.                                       sales charges or fund expenses.
o  Class Y shares are available only to
   certain investors. Please see the         o  Non-diversification increases the risk    OTHER INFORMATION
   prospectus for more information.             that the value of the Fund's shares may
                                                vary more widely, and the Fund may be     o  The returns shown in management's
PRINCIPAL RISKS OF INVESTING IN THE FUND        subject to greater investment and            discussion of Fund performance are
                                                credit risk than if it invested more         based on net asset values calculated
o  Credit risk is the risk of loss on an        broadly.                                     for shareholder transactions. Generally
   investment due to the deterioration of                                                    accepted accounting principles require
   an issuer's financial health. Such a      o  The ability of an issuer of a floating       adjustments to be made to the net
   deterioration of financial health may        rate loan or debt security to repay          assets of the Fund at period end for
   result in a reduction of the credit          principal prior to maturity can limit        financial reporting purposes, and as
   rating of the issuer's securities and        the potential for gains by the Fund.         such, the net asset values for
   may lead to the issuer's inability to                                                     shareholder transactions and the
   honor its contractual obligations,        o  To the extent that the Fund is               returns based on those net asset values
   including making timely payment of           concentrated in securities of issuers        may differ from the net asset values
   interest and principal.                      in the banking and financial services        and returns reported in the Financial
                                                industries, the Fund's performance will      Highlights.
o  Foreign securities have additional           depend to a greater extent on the
   risks including exchange rate changes,       overall condition of those industries.    o  Industry classifications used in this
   political and economic upheaval, the         The value of these securities can be         report are generally according to the
   relative lack of information,                sensitive to changes in government           Global Industry Classification
   relatively low market liquidity and the      regulation, interest rates and economic      Standard, which was developed by and is
   potential lack of strict financial and       downturns in the U.S. and abroad.            the exclusive property and a service
   accounting controls and standards.                                                        mark of MSCI Inc. and Standard &
                                             ABOUT INDEXES USED IN THIS REPORT               Poor's.
o  Interest rate risk refers to the risk
   that bond prices generally fall as        o  The BARCLAYS CAPITAL U.S. AGGREGATE
   interest rates rise and vice versa.          INDEX covers U.S. investment-grade
                                                fixed-rate bonds with components for
o  The Fund may use enhanced investment         government and corporate securities,
   techniques such as derivatives. The          mortgage pass-throughs and asset-backed
   principal risk of derivatives is that        securities.
   the fluctuations in their values may
   not correlate perfectly with the          o  The S&P/LSTA LEVERAGED LOAN INDEX
   overall securities markets. Derivatives      tracks the current outstanding balance
   are                                          and spread over the London Interbank
                                                Offered Rate (Libor) for fully funded
                                                term loans.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AFRAX
                                                                                          Class C Shares                       AFRCX
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE                                     Class R Shares                       AFRRX
                                                                                          Class Y Shares                       AFRYX


8    AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009



                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE        AMOUNT         VALUE
----------------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE
  INTERESTS-97.23%(b)(c)

ADVERTISING-0.07%

Valassis Communications, Inc.
  Delay Draw Term Loan                      2.02%   03/02/14    $   69,240    $   65,605
----------------------------------------------------------------------------------------
  Term Loan B                               2.02%   03/02/14       208,796       197,834
========================================================================================
                                                                                 263,439
========================================================================================


AEROSPACE & DEFENSE-2.55%

Aero Technology Supply, Term
  Loan(d)                                   7.37%   10/16/14       827,872       173,853
----------------------------------------------------------------------------------------
Alion Science & Technology Corp.,
  Term Loan                                 9.50%   02/06/13     1,710,865     1,467,067
----------------------------------------------------------------------------------------
Dubai Aerospace Enterprise
  Term Loan B1                              4.24%   07/31/14       270,718       224,696
----------------------------------------------------------------------------------------
  Term Loan B2                         4.09-4.24%   07/31/14       265,522       220,383
----------------------------------------------------------------------------------------
Hawker Beechcraft Corp.
  Syn LOC                                   2.60%   03/26/14       280,694       206,622
----------------------------------------------------------------------------------------
  Term Loan                            2.26-2.60%   03/26/14     4,689,422     3,451,931
----------------------------------------------------------------------------------------
McKechnie Aerospace
  First Lien Term Loan                      2.27%   05/11/14       544,323       488,078
----------------------------------------------------------------------------------------
  Second Lien Term Loan                     5.27%   05/11/15       141,300        86,193
----------------------------------------------------------------------------------------
Sequa Corp., Term Loan B               3.65-3.88%   12/03/14       313,552       265,475
----------------------------------------------------------------------------------------
Spirit Aerosystems, Inc., Term Loan
  B1                                        2.26%   09/30/13     2,538,928     2,450,065
----------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
  Incremental Term Loan                     7.50%   12/22/11       320,923       316,109
----------------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp., Term
  Loan                                      2.52%   09/29/13       413,329       378,712
========================================================================================
                                                                               9,729,184
========================================================================================


ALTERNATIVE CARRIERS-1.43%

Iridium LLC/Capital Corp.
  First Lien Term Loan A                    5.50%   06/30/10       495,543       490,588
----------------------------------------------------------------------------------------
  Second Lien Term Loan                     9.50%   07/31/12       149,800       134,820
----------------------------------------------------------------------------------------
Level 3 Communications, Inc.
  Add On Term Loan B                       11.50%   03/13/14       204,533       210,286
----------------------------------------------------------------------------------------
  Term Loan                            2.52-2.76%   03/13/14     5,403,226     4,629,916
========================================================================================
                                                                               5,465,610
========================================================================================


ALUMINUM-0.12%

Noranda Aluminum, Inc., Term Loan B         2.27%   05/18/14       625,149       460,735
========================================================================================


APPAREL RETAIL-0.04%

Mothers Work Inc., Term Loan B         2.77-3.01%   03/13/13       157,268       139,182
========================================================================================


AUTO PARTS & EQUIPMENT-2.19%

Dana Holding Corp.,
  Term Loan(e)                                --    01/30/15     2,000,000     1,532,500
----------------------------------------------------------------------------------------
  Term Loan                                 7.25%   01/30/15     1,000,000       766,250
----------------------------------------------------------------------------------------
Dayco Products LLC
  Second Lien Term Loan(d)            9.02-10.35%   12/31/11     1,269,223        12,692
----------------------------------------------------------------------------------------
  Term Loan B(d)                       6.06-8.75%   06/21/11       301,405       124,580
----------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE        AMOUNT         VALUE
----------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

Federal-Mogul Corp.
  Delay Draw Term Loan C                    2.22%   12/27/15    $1,094,500    $  820,196
----------------------------------------------------------------------------------------
  Term Loan B                          2.19-2.22%   12/27/14     3,908,982     2,929,315
----------------------------------------------------------------------------------------
  Term Loan C2                         2.21-2.22%   12/27/15       342,751       256,850
----------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Second Lien Term Loan                     2.02%   04/30/10     1,400,000     1,299,900
----------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The),
  Term Loan                                 2.67%   10/27/13        40,757        37,088
----------------------------------------------------------------------------------------
Veyance Technologies, Inc.
  First Lien Delay Draw Term Loan           2.53%   07/31/14       107,957       505,518
----------------------------------------------------------------------------------------
  First Lien Term Loan                      2.53%   07/31/14       716,406        76,178
========================================================================================
                                                                               8,361,067
========================================================================================


AUTOMOBILE MANUFACTURERS-0.78%

TRW Automotive Holdings Corp.
  Term Loan B1(e)                             --    02/09/14     1,000,000       994,290
----------------------------------------------------------------------------------------
  Term Loan B1                              6.31%   02/09/14     2,000,000     1,988,580
========================================================================================
                                                                               2,982,870
========================================================================================


AUTOMOTIVE RETAIL-0.26%

KAR Holdings, Inc., Term Loan B             2.52%   10/21/13     1,078,516     1,012,457
========================================================================================


BROADCASTING-9.81%

Cequel Communications, LLC
  First Lien Term Loan                 2.27-4.25%   11/05/13     2,707,505     2,558,592
----------------------------------------------------------------------------------------
  Second Lien PIK Term Loan B          6.27-6.28%   05/05/14     1,183,810     1,087,129
----------------------------------------------------------------------------------------
  Second Lien Term Loan A                   4.78%   05/05/14     3,630,067     3,279,765
----------------------------------------------------------------------------------------
Charter Communications, Inc., Term
  Loan Refinance                            6.25%   03/06/14     8,347,882     7,746,167
----------------------------------------------------------------------------------------
Citadel Communication Corp., Term
  Loan B                               2.33-2.35%   06/12/14       967,286       546,168
----------------------------------------------------------------------------------------
CSC Holdings
  Incremental Term Loan B              2.02-2.07%   03/29/13       680,857       656,659
----------------------------------------------------------------------------------------
  Incremental Term Loan B2             2.02-2.07%   03/29/16     1,482,630     1,460,079
----------------------------------------------------------------------------------------
CW Media Holdings, Term Loan B              3.85%   02/16/15       592,094       510,314
----------------------------------------------------------------------------------------
Discovery (The), Term Loan C                5.25%   05/14/14     1,488,587     1,507,194
----------------------------------------------------------------------------------------
Gray Television Inc., Term Loan B           3.78%   12/31/14       174,356       126,263
----------------------------------------------------------------------------------------
Hargray Communications Group, Inc.,
  Term Loan B                               2.72%   06/27/14       152,368       140,178
----------------------------------------------------------------------------------------
Insight Communications Co., Inc.,
  Term Loan B                               2.28%   04/06/14     1,164,360     1,117,786
----------------------------------------------------------------------------------------
Intelsat, Ltd.
  Term Loan B2-A                            2.78%   01/03/14       734,857       696,740
----------------------------------------------------------------------------------------
  Term Loan B2-B                            2.78%   01/03/14       734,633       696,528
----------------------------------------------------------------------------------------
  Term Loan B2-C                            2.78%   01/03/14       734,633       696,528
----------------------------------------------------------------------------------------
Ion Media Networks, Inc. (Paxson
  Communications)
  DIP Term Loan(f)                             0%   02/28/10       124,027       136,430
----------------------------------------------------------------------------------------
  DIP Term Loan                            15.00%   02/28/10       248,054       272,860
----------------------------------------------------------------------------------------
  Term Loan(d)                              4.38%   01/15/12     2,801,171       485,527
----------------------------------------------------------------------------------------
Local TV LLC, Term Loan B                   2.27%   05/07/13       914,538       612,741
----------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE        AMOUNT         VALUE
----------------------------------------------------------------------------------------
BROADCASTING-(CONTINUED)

Mediacom Communications Corp.
  Add on Term Loan(f)                          0%   09/30/12    $3,206,561    $3,026,192
----------------------------------------------------------------------------------------
  Term Loan A                               1.76%   03/31/10        51,042        50,149
----------------------------------------------------------------------------------------
  Term Loan D1                              2.01%   01/31/15     2,022,970     1,909,178
----------------------------------------------------------------------------------------
  Term Loan D2                              2.01%   01/31/15       279,791       264,053
----------------------------------------------------------------------------------------
  Term Loan E                               6.50%   01/03/16     1,086,980     1,087,882
----------------------------------------------------------------------------------------
New Vision Television
  DIP Term Loan(f)                             0%   02/28/10       161,467       159,853
----------------------------------------------------------------------------------------
  DIP Term Loan                            13.00%   02/28/10       215,290       213,137
----------------------------------------------------------------------------------------
  First Lien Term Loan B(d)                 5.25%   11/01/13       163,883        40,971
----------------------------------------------------------------------------------------
  Second Lien Term Loan(d)                  8.75%   11/01/14       450,000         4,500
----------------------------------------------------------------------------------------
  Term Loan(d)                              5.25%   11/01/13        33,617         8,404
----------------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan                      8.25%   11/15/12       177,265       125,858
----------------------------------------------------------------------------------------
  Second Lien Term Loan(d)                  1.00%   11/15/13       223,907        21,271
----------------------------------------------------------------------------------------
  Term Loan                                 8.25%   11/15/12       431,410       306,301
----------------------------------------------------------------------------------------
NTL Investment Holding Ltd., Term
  Loan B-4                                  2.46%   09/03/12       131,327       124,104
----------------------------------------------------------------------------------------
Univision Communications Inc., Term
  Loan                                      2.51%   09/29/14     6,968,800     5,445,351
----------------------------------------------------------------------------------------
WaveDivision Holdings, LLC, Term
  Loan B                                    2.95%   06/30/14       381,392       347,067
========================================================================================
                                                                              37,467,919
========================================================================================


BUILDING PRODUCTS-0.71%

Building Materials Corp. of
  America, Term Loan B                      3.06%   02/22/14     2,626,091     2,399,591
----------------------------------------------------------------------------------------
Champion Window Manufacturing Inc.,
  Term Loan                                 4.24%   05/11/13       478,926       232,279
----------------------------------------------------------------------------------------
United Subcontractors, Inc., Term
  Loan                                      2.10%   06/30/15       107,421        91,308
========================================================================================
                                                                               2,723,178
========================================================================================


CASINOS & GAMING-2.58%

BLB Investors, LLC, First Lien Term
  Loan                                      4.75%   07/18/11       887,867       506,084
----------------------------------------------------------------------------------------
Cannery Casino
  Delay Draw Term Loan                      2.53%   05/18/13       913,749       815,521
----------------------------------------------------------------------------------------
  Second Lien Term Loan                     4.52%   05/18/14        84,000        62,790
----------------------------------------------------------------------------------------
  Term Loan B                               2.52%   05/18/13       557,161       497,266
----------------------------------------------------------------------------------------
Green Valley Ranch
  First Lien Term Loan B               2.54-4.00%   02/16/14       218,580       154,372
----------------------------------------------------------------------------------------
  Second Lien Term Loan                     3.88%   08/16/14       369,000        71,033
----------------------------------------------------------------------------------------
Harrah's Operating Co., Inc.
  Term Loan B1                              3.50%   01/28/15     2,645,205     2,127,273
----------------------------------------------------------------------------------------
  Term Loan B2                              3.50%   01/28/15     2,636,103     2,127,546
----------------------------------------------------------------------------------------
  Term Loan B3                         3.50-3.60%   01/28/15       299,627       241,388
----------------------------------------------------------------------------------------
Las Vegas Sands Corp.
  Delay Draw Term Loan 1                    2.09%   05/23/14       685,695       533,985
----------------------------------------------------------------------------------------
  Delay Draw Term Loan 2                    2.09%   05/23/13       464,291       361,567
----------------------------------------------------------------------------------------
  Term Loan B                               2.09%   05/23/14     3,035,901     2,364,208
========================================================================================
                                                                               9,863,033
========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS-0.26%

Oxbow Carbon LLC
  Delay Draw Term Loan                      2.26%   05/08/14    $   155,682    $    144,006
-------------------------------------------------------------------------------------------
  Term Loan B                          2.26-2.60%   05/08/14        901,151         833,564
===========================================================================================
                                                                                    977,570
===========================================================================================


COMMERCIAL PRINTING-1.22%

Aster Sr. Flint Inc.
  Term Loan B5                              4.01%   12/31/12        795,787         551,584
-------------------------------------------------------------------------------------------
  Term Loan C5                              4.01%   12/31/13        813,772         567,102
-------------------------------------------------------------------------------------------
Cenveo, Inc.
  Delay Draw Term Loan                      5.11%   06/21/13        111,924         108,147
-------------------------------------------------------------------------------------------
  Term Loan C                               5.11%   06/21/13      3,571,207       3,450,679
===========================================================================================
                                                                                  4,677,512
===========================================================================================


COMMODITY CHEMICALS-3.75%

Ashland Inc., Term Loan B                   7.65%   05/13/14      5,370,284       5,473,233
-------------------------------------------------------------------------------------------
LyondellBasell Industries
  Credit Linked Notes (Acquired
  12/20/05; Cost $2,200,000)                3.31%   12/20/09      2,200,000       1,790,318
-------------------------------------------------------------------------------------------
  DIP Roll-Up(e)                              --    12/15/09      2,262,378       2,104,962
-------------------------------------------------------------------------------------------
  DIP Roll-Up                          5.80-6.56%   12/15/09      1,130,420       1,051,766
-------------------------------------------------------------------------------------------
  DIP NM Term Loan(f)                          0%   12/15/09        218,583         226,917
-------------------------------------------------------------------------------------------
  DIP NM Term Loan                         13.00%   12/15/09        437,367         454,044
-------------------------------------------------------------------------------------------
  Dutch Revolving Credit Loan(e)              --    12/22/14         66,409          32,042
-------------------------------------------------------------------------------------------
  Dutch Revolving Credit Loan               3.77%   12/22/14         29,504          14,236
-------------------------------------------------------------------------------------------
  Dutch Term Loan A(e)                        --    12/22/14        154,263          74,432
-------------------------------------------------------------------------------------------
  Dutch Term Loan A                         3.77%   12/22/14         68,536          33,069
-------------------------------------------------------------------------------------------
  Germany Term Loan B1(e)                     --    12/22/14        190,653          91,990
-------------------------------------------------------------------------------------------
  Germany Term Loan B1                      4.02%   12/22/14         84,703          40,869
-------------------------------------------------------------------------------------------
  Germany Term Loan B2(e)                     --    12/22/14        190,653          91,990
-------------------------------------------------------------------------------------------
  Germany Term Loan B2                      4.02%   12/22/14         84,703          40,869
-------------------------------------------------------------------------------------------
  Germany Term Loan B3(e)                     --    12/22/14        190,653          91,990
-------------------------------------------------------------------------------------------
  Germany Term Loan B3                      4.02%   12/22/14         84,703          40,869
-------------------------------------------------------------------------------------------
  U.S. Revolving Credit Loan(e)               --    12/22/14        249,032         120,158
-------------------------------------------------------------------------------------------
  U.S. Revolving Credit Loan                3.77%   12/22/14        110,640          53,384
-------------------------------------------------------------------------------------------
  U.S. Term Loan A(e)                         --    12/22/14        474,477         228,935
-------------------------------------------------------------------------------------------
  U.S. Term Loan A                          3.77%   12/22/14        210,801         101,712
-------------------------------------------------------------------------------------------
  U.S. Term Loan B1(e)                        --    12/22/14        827,296         399,170
-------------------------------------------------------------------------------------------
  U.S. Term Loan B1                         7.00%   12/22/14        367,552         177,344
-------------------------------------------------------------------------------------------
  U.S. Term Loan B2(e)                        --    12/22/14        827,296         399,170
-------------------------------------------------------------------------------------------
  U.S. Term Loan B2                         7.00%   12/22/14        367,552         177,344
-------------------------------------------------------------------------------------------
  U.S. Term Loan B3(e)                        --    12/22/14        827,296         399,170
-------------------------------------------------------------------------------------------
  U.S. Term Loan B3                         7.00%   12/22/14        367,552         177,344
-------------------------------------------------------------------------------------------
Univar Corp., Term Loan B                   3.26%   10/10/14        453,575         414,114
===========================================================================================
                                                                                 14,301,441
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.86%

Consolidated Communications, Inc.,
  Term Loan B                               2.77%   12/31/14    $ 1,500,000    $  1,376,250
-------------------------------------------------------------------------------------------
General Communication Inc., Term
  Loan                                      4.52%   08/31/12        419,439         402,662
-------------------------------------------------------------------------------------------
NTELOS Holdings Corporations, Term
  Loan B                                    5.75%   08/07/15      5,063,881       5,053,753
-------------------------------------------------------------------------------------------
One Communications Corp., First
  Lien Term Loan                       4.31-6.25%   06/30/12        313,545         279,055
===========================================================================================
                                                                                  7,111,720
===========================================================================================


COMPUTER HARDWARE-0.04%

Quantum Corp., Term Loan B                  4.10%   07/12/14        187,479         165,684
===========================================================================================


CONSTRUCTION & AGRICULTURAL MACHINERY-0.71%

Manitowoc Company, Inc. (The), Term
  Loan B                                    7.50%   11/06/14      2,993,137       2,713,278
===========================================================================================


CONSTRUCTION MATERIALS-0.05%

Hillman Group (The), Term Loan B-2          4.91%   03/31/12        187,402         183,419
===========================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.85%

Affiliated Computer Services, Inc.
  Delay Draw Term Loan                 2.26-2.28%   03/20/13        199,871         195,500
-------------------------------------------------------------------------------------------
  Term Loan B                               2.26%   03/20/13         44,014          43,052
-------------------------------------------------------------------------------------------
First Data Corp.
  Term Loan B2                         3.01-3.02%   09/24/14     11,128,623       9,266,025
-------------------------------------------------------------------------------------------
  Term Loan B3                         3.01-3.02%   09/24/14        960,671         797,684
-------------------------------------------------------------------------------------------
Metavante Technologies, Inc., Term
  Loan B                                    2.23%   11/01/14        603,047         596,516
===========================================================================================
                                                                                 10,898,777
===========================================================================================


DIVERSIFIED CHEMICALS-0.22%

Celanese US Holdings LLC
  Prefunded LOC                             0.28%   04/02/13        365,939         348,729
-------------------------------------------------------------------------------------------
  Term Loan                                 2.35%   04/02/14        351,844         335,297
-------------------------------------------------------------------------------------------
Texas Petrochemicals L.P.
  Incremental Term Loan B                   2.81%   06/27/13         55,273          39,797
-------------------------------------------------------------------------------------------
  Term Loan B                               2.81%   06/27/13        163,757         117,905
===========================================================================================
                                                                                    841,728
===========================================================================================


DIVERSIFIED METALS & MINING-0.44%

Novelis Inc.
  Canada Term Loan                          2.27%   07/06/14        406,681         368,217
-------------------------------------------------------------------------------------------
  U.S. Term Loan                       2.27-2.60%   07/06/14      1,442,526       1,306,092
===========================================================================================
                                                                                  1,674,309
===========================================================================================


DIVERSIFIED REAL ESTATE ACTIVITIES-1.15%

Lake Las Vegas Resort
  DIP Facilities Loan                       9.76%   12/31/09        664,569         332,285
-------------------------------------------------------------------------------------------
  Mezzanine Loan(d)                        20.00%   10/01/09          4,598             155
-------------------------------------------------------------------------------------------
  Tranche(d)                               14.35%   12/22/12        268,336           7,379
-------------------------------------------------------------------------------------------
  Tranches 1 & 2(d)                        14.35%   12/22/12      2,704,553          74,375
-------------------------------------------------------------------------------------------
RE/MAX International, Inc., Term
  Loan B1                              3.78-4.01%   12/17/12        561,983         542,314
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE ACTIVITIES-(CONTINUED)

Realogy Corporation
  Credit Link Term Loan(e)                    --    10/10/13    $   312,340    $    238,356
-------------------------------------------------------------------------------------------
  Credit Link Term Loan                     0.11%   10/10/13        423,165         322,930
-------------------------------------------------------------------------------------------
  Delay Draw Term Loan(e)                     --    10/10/13        500,000         381,565
-------------------------------------------------------------------------------------------
  Delay Draw Term Loan                 3.28-3.53%   10/10/13        493,144         376,333
-------------------------------------------------------------------------------------------
  Term Loan B(e)                              --    10/10/13      1,160,120         885,322
-------------------------------------------------------------------------------------------
  Term Loan B                               3.28%   10/10/13      1,571,749       1,199,449
-------------------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC,
  Term Loan                                 6.00%   07/16/14         53,333          37,200
===========================================================================================
                                                                                  4,397,663
===========================================================================================


DIVERSIFIED REITS-0.15%

Capital Automotive REIT, Term Loan
  B                                         2.04%   12/16/10        687,106         568,580
===========================================================================================


DIVERSIFIED SUPPORT SERVICES-1.41%

Aspect Software, Inc., First Lien
  Term Loan                                 3.31%   07/11/11        213,751         190,238
-------------------------------------------------------------------------------------------
Bankruptcy Management Solutions,
  Inc.
  First Lien Term Loan                      4.27%   07/28/12         60,496          34,483
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     6.51%   07/28/13         35,658           7,399
-------------------------------------------------------------------------------------------
Brock Holdings III, Inc., Term Loan
  B                                    2.85-4.50%   02/26/14        424,067         335,013
-------------------------------------------------------------------------------------------
Central Parking Corp.
  Second Lien Term Loan                     4.81%   11/22/14         25,522          12,506
-------------------------------------------------------------------------------------------
  Syn LOC                                   0.23%   05/22/14         63,036          47,277
-------------------------------------------------------------------------------------------
  Term Loan B                               2.56%   05/22/14        140,849         104,228
-------------------------------------------------------------------------------------------
Merrill Corp., Term Loan                    8.50%   05/15/11      2,270,040       1,679,829
-------------------------------------------------------------------------------------------
N.E.W. Customer Service, Term Loan
  B                                    2.76-2.78%   05/22/14      1,847,578       1,722,867
-------------------------------------------------------------------------------------------
Nuance Communications, Inc.
  Revolver Loan(f)                             0%   04/01/12        121,000         111,922
-------------------------------------------------------------------------------------------
  Term Loan B                               2.27%   04/01/13        394,194         376,948
-------------------------------------------------------------------------------------------
Production Resources, Inc., Term
  Loan B                                    3.81%   08/15/14      1,007,762         775,977
===========================================================================================
                                                                                  5,398,687
===========================================================================================


DRUG RETAIL-0.34%

General Nutrition Centers, Inc.,
  Term Loan B                          2.52-2.85%   09/16/13      1,248,035       1,152,872
-------------------------------------------------------------------------------------------
MAPCO Express, Inc., Term Loan              5.75%   04/28/11         83,053          74,748
-------------------------------------------------------------------------------------------
Pantry, Inc. (The)
  Delay Draw Term Loan                      1.77%   05/15/14         21,261          19,879
-------------------------------------------------------------------------------------------
  Term Loan B                               1.77%   05/15/14         74,287          69,458
===========================================================================================
                                                                                  1,316,957
===========================================================================================


EDUCATION SERVICES-0.06%

Bright Horizons Family Solutions,
  Inc., Term Loan B                         7.50%   05/28/15        247,252         239,217
===========================================================================================


ELECTRIC UTILITIES-5.87%

AES Corp.
  Syn LOC                                   6.52%   03/29/10        583,091         569,679
-------------------------------------------------------------------------------------------
  Syn LOC Term Loan B                       6.52%   03/29/10         20,344          19,876
-------------------------------------------------------------------------------------------
Bicent Power LLC, Second Lien Term
  Loan                                      4.60%   07/10/14        250,400         150,240
-------------------------------------------------------------------------------------------
Calpine Corp., First Priority Term
  Loan                                      3.48%   03/29/14      7,197,841       6,609,130
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE ACTIVITIES-(CONTINUED)

Dynegy Holdings Inc.
  Loan C                                    4.02%   04/02/13    $   834,122    $    804,669
-------------------------------------------------------------------------------------------
  Term Loan B                               4.02%   04/02/13        172,914         166,809
-------------------------------------------------------------------------------------------
Energy Investor Funds (USPF
  Holdings), Term Loan                      2.02%   04/11/14        213,500         198,555
-------------------------------------------------------------------------------------------
Kelson Finance LLC, Term Loan               3.85%   03/08/13        322,326         282,197
-------------------------------------------------------------------------------------------
NE Energy, Inc.
  Second Lien Term Loan                     5.13%   05/01/14        315,000         244,125
-------------------------------------------------------------------------------------------
  Syn LOC                                   0.48%   11/01/13         92,351          85,039
-------------------------------------------------------------------------------------------
  Term Loan B                               3.13%   11/01/13        675,754         622,254
-------------------------------------------------------------------------------------------
NRG Energy, Inc.
  Syn LOC                                   0.50%   02/01/13      1,025,718         967,919
-------------------------------------------------------------------------------------------
  Term Loan B                          2.01-2.35%   02/01/13      1,903,828       1,796,548
-------------------------------------------------------------------------------------------
NSG Holdings II, LLC
  Syn LOC                                   2.13%   06/15/14         38,265          35,587
-------------------------------------------------------------------------------------------
  Term Loan                                 2.13%   06/15/14        183,019         170,207
-------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings
  Co. LLC
  Delay Draw Term Loan                      3.78%   10/10/14      8,096,866       6,094,187
-------------------------------------------------------------------------------------------
  Term Loan B2                         3.78-3.79%   10/10/14      3,929,455       2,980,727
-------------------------------------------------------------------------------------------
TPF Generation Holdings, LLC
  First Lien Term Loan                      0.50%   12/15/11         30,618          28,858
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     4.51%   12/15/14        267,000         225,116
-------------------------------------------------------------------------------------------
  Syn LOC D                                 0.50%   12/15/13         97,672          92,126
-------------------------------------------------------------------------------------------
  Term Loan                                 2.26%   12/15/13        278,076         262,485
===========================================================================================
                                                                                 22,406,333
===========================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.14%

Aeroflex Inc., Term Loan B1            3.56-3.75%   08/15/14        316,935         287,882
-------------------------------------------------------------------------------------------
Crown Castle International Corp.,
  Term Loan B                               1.76%   03/06/14        282,693         267,772
===========================================================================================
                                                                                    555,654
===========================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.06%

Sorenson Communications, Inc.,
  First Lien Term Loan                      2.76%   08/16/13        224,761         212,961
===========================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.05%

Covanta Holding Corp.
  Syn LOC                                   0.50%   02/09/14         84,652          81,224
-------------------------------------------------------------------------------------------
  Term Loan B                               1.81%   02/09/14        129,677         124,425
===========================================================================================
                                                                                    205,649
===========================================================================================


FOOD DISTRIBUTORS-3.28%

Advanced Food Company, Inc.
  Delay Draw Term Loan                      2.02%   03/16/14         86,280          81,103
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     4.52%   09/16/14      1,233,357         925,018
-------------------------------------------------------------------------------------------
  Term Loan B                               2.02%   03/16/14        998,970         939,032
-------------------------------------------------------------------------------------------
Bolthouse Farms (Wm.), Inc., Term
  Loan                                      2.66%   12/17/12         95,816          92,942
-------------------------------------------------------------------------------------------
Dean Foods Co.
  Term Loan A                          0.90-1.23%   04/02/12        288,750         276,117
-------------------------------------------------------------------------------------------
  Term Loan B                          1.65-1.98%   04/02/14        806,365         770,079
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE ACTIVITIES-(CONTINUED)

Pinnacle Foods Group, Inc. (Aurora
  Foods)
  Revolver Loan                             3.03%   04/02/13    $    45,600    $     29,640
-------------------------------------------------------------------------------------------
  Revolver Loan(f)                             0%   04/02/13        930,400         604,760
-------------------------------------------------------------------------------------------
  Revolver Term Loan                        3.03%   04/02/13         24,000          15,600
-------------------------------------------------------------------------------------------
  Term Loan B                          3.01-3.03%   04/02/14      4,410,051       4,068,271
-------------------------------------------------------------------------------------------
Wrigley Jr. (Wm.) Co., Term Loan B          6.50%   10/06/14      4,671,877       4,728,920
===========================================================================================
                                                                                 12,531,482
===========================================================================================


FOOD RETAIL-0.00%

Quizno's Corp. (The), First Lien
  Term Loan B                               2.88%   05/05/13         13,469          10,034
===========================================================================================


FOREST PRODUCTS-2.55%

Boise Cascade Holdings, LLC
  Second Lien Term Loan                     9.25%   02/22/15        189,000         159,389
-------------------------------------------------------------------------------------------
  Term Loan B                               5.75%   02/22/14      2,007,269       2,009,357
-------------------------------------------------------------------------------------------
Georgia-Pacific Corp.
  Add On Term Loan B                   2.34-2.46%   12/29/12         29,077          28,085
-------------------------------------------------------------------------------------------
  Term Loan A                          2.34-2.46%   12/21/10      1,475,591       1,442,390
-------------------------------------------------------------------------------------------
  Term Loan B                          2.34-2.65%   12/21/12      4,016,667       3,879,658
-------------------------------------------------------------------------------------------
  Term Loan C                          3.59-3.90%   12/23/14      2,228,133       2,212,313
===========================================================================================
                                                                                  9,731,192
===========================================================================================


HEALTH CARE DISTRIBUTORS-1.23%

Warner Chilcott PLC
  Term Loan B                          2.26-2.60%   01/18/12      3,531,256       3,498,168
-------------------------------------------------------------------------------------------
  Term Loan C                               2.26%   01/18/12      1,200,181       1,188,936
===========================================================================================
                                                                                  4,687,104
===========================================================================================


HEALTH CARE EQUIPMENT-0.71%

CONMED Corp., Term Loan                     1.76%   04/13/13        212,012         195,051
-------------------------------------------------------------------------------------------
DJO Finance LLC, Term Loan             3.26-3.60%   05/20/14      2,057,543       1,975,879
-------------------------------------------------------------------------------------------
Orthofix International N.V., Term
  Loan B                               6.75-7.50%   09/22/13        546,556         536,308
===========================================================================================
                                                                                  2,707,238
===========================================================================================


HEALTH CARE FACILITIES-2.91%

Community Health Systems
  Delay Draw Term Loan                      2.51%   07/25/14        182,668         170,261
-------------------------------------------------------------------------------------------
  Term Loan B                          2.51-5.62%   07/25/14      3,108,421       2,896,831
-------------------------------------------------------------------------------------------
DaVita Inc., Term Loan B1              1.77-2.10%   10/05/12      3,685,140       3,534,971
-------------------------------------------------------------------------------------------
HCA, Inc.
  Term Loan B(e)                              --    11/07/12      1,500,000       1,263,750
-------------------------------------------------------------------------------------------
  Term Loan B                               2.85%   11/18/13        321,174         302,212
-------------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Delay Draw Term Loan                      2.26%   03/14/14        708,267         667,244
-------------------------------------------------------------------------------------------
  LOC                                       0.16%   03/14/14        381,558         359,458
-------------------------------------------------------------------------------------------
  Term Loan B                               2.26%   03/14/14      2,046,689       1,928,145
===========================================================================================
                                                                                 11,122,872
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

HEALTH CARE SERVICES-2.71%

Biomet, Inc., Term Loan                3.26-3.61%   03/25/15    $ 5,636,356    $  5,431,249
-------------------------------------------------------------------------------------------
Genoa Healthcare LLC
  Second Lien Term Loan                    10.75%   02/10/13        132,000          79,200
-------------------------------------------------------------------------------------------
  Term Loan B                               5.75%   08/10/12         88,793          79,026
-------------------------------------------------------------------------------------------
inVentiv Health, Inc., Term Loan B          2.35%   07/06/14        380,209         361,199
-------------------------------------------------------------------------------------------
Royalty Pharma AG
  Term Loan                                 2.85%   04/16/13        545,958         534,188
-------------------------------------------------------------------------------------------
  Term Loan B                               2.85%   04/16/13        546,921         535,130
-------------------------------------------------------------------------------------------
Skilled Healthcare LLC, Term Loan      2.26-2.49%   06/15/12        360,000         329,400
-------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc.
  Syn LOC                                   0.50%   04/19/14         89,827          82,042
-------------------------------------------------------------------------------------------
  Term Loan B                          2.50-3.31%   04/19/14        460,101         420,224
-------------------------------------------------------------------------------------------
Trizetto Group, Inc., Term Loan B           7.50%   08/04/15        753,307         743,891
-------------------------------------------------------------------------------------------
Viant, Inc., Term Loan B                    2.85%   06/25/14      1,787,143       1,733,529
===========================================================================================
                                                                                 10,329,078
===========================================================================================


HEALTH CARE SUPPLIES-0.84%

Accellent Corp., Term Loan B                2.87%   11/22/12      2,969,809       2,620,856
-------------------------------------------------------------------------------------------
Fresenius Medical Care AG & Co.
  KGaA, Term Loan B                    1.89-1.99%   03/31/13        168,869         164,563
-------------------------------------------------------------------------------------------
Mylan Laboratories, Term Loan B        3.56-3.88%   10/02/14        434,938         421,529
===========================================================================================
                                                                                  3,206,948
===========================================================================================


HOMEBUILDING-0.09%

Headwaters, Inc., First Lien Term
  Loan B1                                   9.75%   04/30/11        349,740         338,083
===========================================================================================


HOTELS, RESORTS & CRUISE LINES-0.79%

American Gaming Systems
  Delay Draw Term Loan                      3.27%   05/14/13        529,171         338,669
-------------------------------------------------------------------------------------------
  Term Loan B                               3.27%   05/14/13      3,782,274       2,420,655
-------------------------------------------------------------------------------------------
Centaur Gaming
  First Lien Term Loan B                    9.25%   10/30/12        242,296         205,952
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                    14.25%   10/30/13        121,115          36,335
-------------------------------------------------------------------------------------------
Ginn Club & Resort
  First Lien Term Loan B(d)                 9.50%   06/08/11        105,289           7,370
-------------------------------------------------------------------------------------------
  Revolving Credit Loan(d)             5.87-9.50%   06/08/11         49,078           3,435
-------------------------------------------------------------------------------------------
  Second Lien Term Loan(d)                 13.50%   06/08/12        127,556           1,276
===========================================================================================
                                                                                  3,013,692
===========================================================================================


HOUSEHOLD PRODUCTS-1.34%

Jarden Corp.
  Term Loan B2                              2.35%   01/24/12         52,661          51,169
-------------------------------------------------------------------------------------------
  Term Loan B4                              3.85%   01/26/15         56,084          55,944
-------------------------------------------------------------------------------------------
Nice-Pak Products Inc., Term Loan           3.60%   06/18/14        402,780         300,071
-------------------------------------------------------------------------------------------
Prestige Brands International,
  Inc., Term Loan B                         2.51%   04/06/11         27,605          27,329
-------------------------------------------------------------------------------------------
Rent-A-Center, Term Loan B             2.02-2.03%   06/30/12        143,621         139,312
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-(CONTINUED)

Spectrum Brands, Inc.
  LOC(e)                                      --    06/30/12    $    97,809    $     91,370
-------------------------------------------------------------------------------------------
  LOC                                  0.13-8.75%   06/30/12        141,430         132,119
-------------------------------------------------------------------------------------------
  Term Loan B(e)                              --    06/30/12      1,901,838       1,776,640
-------------------------------------------------------------------------------------------
  Term Loan B                               8.75%   06/30/12      2,709,959       2,531,562
===========================================================================================
                                                                                  5,105,516
===========================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.32%

Koosharem Corp.
  Second Lien Term Loan                     6.58%   12/31/14        298,800          52,290
-------------------------------------------------------------------------------------------
  Term Loan                            3.28-3.32%   06/30/14        727,663         446,298
-------------------------------------------------------------------------------------------
Kronos Inc., First Lien Term Loan           2.60%   06/11/14        781,735         722,620
===========================================================================================
                                                                                  1,221,208
===========================================================================================


INDUSTRIAL CONGLOMERATES-0.35%

CONTECH Construction Products,
  Inc., Term Loan B                         2.28%   01/31/13      1,337,273       1,123,309
-------------------------------------------------------------------------------------------
Dresser Inc., Term Loan B                   2.68%   05/04/14        240,984         224,718
===========================================================================================
                                                                                  1,348,027
===========================================================================================


INDUSTRIAL MACHINERY-1.04%

Gleason Corp., First Lien Term Loan    2.00-2.38%   06/30/13        123,749         117,561
-------------------------------------------------------------------------------------------
Itron Inc., Term Loan                       4.02%   04/18/14        116,064         115,230
-------------------------------------------------------------------------------------------
Pro Mach, Inc., Term Loan                   2.52%   12/14/11        558,914         497,433
-------------------------------------------------------------------------------------------
Rexnord Corp.
  Add on Term Loan B2                       2.56%   07/19/13         94,861          84,901
-------------------------------------------------------------------------------------------
  Sr. Unsec. Term Loan                      7.67%   03/01/13      2,546,215       1,276,290
-------------------------------------------------------------------------------------------
  Term Loan B                          2.81-3.06%   07/19/13      2,082,062       1,899,882
===========================================================================================
                                                                                  3,991,297
===========================================================================================


INSURANCE BROKERS-0.15%

Swett & Crawford Group, Inc. (The)
  First Lien Term Loan                      2.51%   04/03/14        382,203         256,076
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     5.76%   10/03/14        105,200          44,710
-------------------------------------------------------------------------------------------
USI Holdings Corp., Term Loan B             3.35%   05/05/14        319,349         276,770
===========================================================================================
                                                                                    577,556
===========================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.37%

Cavalier Telephone Inc., Term Loan
  B                                        10.50%   12/31/12        930,928         535,284
-------------------------------------------------------------------------------------------
Integra Telecom, Inc., Term Loan B         10.50%   08/31/13        302,610         296,558
-------------------------------------------------------------------------------------------
PAETEC Communications, Inc.
  Incremental Add On Term Loan              2.76%   02/28/13        155,092         146,174
-------------------------------------------------------------------------------------------
  Term Loan                                 2.76%   02/28/13        454,043         427,936
===========================================================================================
                                                                                  1,405,952
===========================================================================================


INTERNET SOFTWARE & SERVICES-0.38%

Language Line LLC, Term Loan B1             3.85%   06/10/11        727,895         716,977
-------------------------------------------------------------------------------------------
Network Solutions, LLC, Term Loan B    2.77-3.10%   03/07/14        827,863         720,244
===========================================================================================
                                                                                  1,437,221
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-0.15%

Gartmore Investment Ltd., U.S. Term
  Loan                                      2.50%   05/11/14    $   859,799    $    554,571
===========================================================================================


IT CONSULTING & OTHER SERVICES-1.88%

Brocade Communications Systems,
  Inc., Term Loan                           7.00%   10/07/13      4,131,943       4,128,513
-------------------------------------------------------------------------------------------
SunGuard Data Systems Inc.
  U.S. Term Loan A                          2.03%   02/28/14         38,840          36,370
-------------------------------------------------------------------------------------------
  U.S. Term Loan B                     3.95-4.09%   02/28/16      1,041,698       1,005,895
-------------------------------------------------------------------------------------------
  U.S. Term Loan C                          6.75%   02/28/14      2,000,000       1,990,000
===========================================================================================
                                                                                  7,160,778
===========================================================================================


LEISURE FACILITIES-3.10%

24 Hour Fitness Worldwide Inc.,
  Term Loan B                          2.77-3.08%   06/08/12      1,257,750       1,094,243
-------------------------------------------------------------------------------------------
AMF Group
  First Lien Term Loan B               2.76-3.15%   06/08/13      1,423,969       1,176,198
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     6.53%   12/08/13        177,143          92,114
-------------------------------------------------------------------------------------------
Greektown Casino LLC
  DIP Delay Draw Term Loan A               16.75%   12/31/09      1,856,306       1,860,947
-------------------------------------------------------------------------------------------
  DIP Revolving Credit Loan                16.75%   12/31/09        234,909         230,211
-------------------------------------------------------------------------------------------
  DIP Term Loan A1(f)                          0%   12/31/09        272,472         272,472
-------------------------------------------------------------------------------------------
  DIP Term Loan A1                          9.75%   12/31/09        195,116         195,116
-------------------------------------------------------------------------------------------
  DIP Term Loan B1(f)                          0%   12/31/09        251,779         252,408
-------------------------------------------------------------------------------------------
  DIP Term Loan B1                          9.75%   12/31/09        103,955         104,215
-------------------------------------------------------------------------------------------
Six Flags Inc., Term Loan              2.60-2.85%   04/30/15      2,810,438       2,719,099
-------------------------------------------------------------------------------------------
Regal Entertainment Group, Term
  Loan B                                    4.35%   10/27/13      2,256,567       2,237,521
-------------------------------------------------------------------------------------------
Universal City Development
  Partners, Term Loan B                     6.00%   06/09/11      1,636,132       1,599,319
===========================================================================================
                                                                                 11,833,863
===========================================================================================


LEISURE PRODUCTS-2.64%

Cinemark USA, Inc., Term Loan          2.02-2.21%   10/05/13      1,704,438       1,637,163
-------------------------------------------------------------------------------------------
Golden Nugget, Inc., Second Lien
  Term Loan                                 3.52%   12/31/14        214,000          89,880
-------------------------------------------------------------------------------------------
Panavision Inc., Second Lien Term
  Loan                                 7.85-7.99%   03/30/12          9,500           5,938
-------------------------------------------------------------------------------------------
Sabre Holdings Corp., Term Loan        2.53-2.74%   09/30/14      5,120,742       4,188,511
-------------------------------------------------------------------------------------------
Travelport Ltd.
  U.S. Syn LOC                              3.10%   08/23/13        307,354         275,466
-------------------------------------------------------------------------------------------
  U.S. Term Loan B                     2.76-3.10%   08/23/13      1,692,646       1,517,034
-------------------------------------------------------------------------------------------
True Temper Sports Inc.
  Add On Term Loan(d)                       8.00%   06/30/11        104,000          20,800
-------------------------------------------------------------------------------------------
  Term Loan                                 7.50%   03/15/11      3,137,259       2,352,944
===========================================================================================
                                                                                 10,087,736
===========================================================================================


MARINE-0.08%

US Shipping LLC, Term Loan(d)               4.50%   08/06/12        571,757         291,596
===========================================================================================


MARINE PORTS & SERVICES-0.08%

Fleetcor Technologies, Inc.
  Tranche 1                                 2.55%   04/30/13        187,969         173,401
-------------------------------------------------------------------------------------------
  Tranche 2                                 2.55%   04/30/13        154,221         142,269
===========================================================================================
                                                                                    315,670
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-1.68%

Berry Plastics Corp., Term Loan C           2.27%   04/03/15    $ 3,275,265    $  2,766,845
-------------------------------------------------------------------------------------------
Graham Packaging Company, L.P.
  Term Loan B                               2.56%   10/07/11        267,734         260,908
-------------------------------------------------------------------------------------------
  Term Loan C                               6.75%   04/05/14      2,724,752       2,724,752
-------------------------------------------------------------------------------------------
MAUSER Corp.
  Term Loan B2                              2.64%   06/13/15        500,000         332,500
-------------------------------------------------------------------------------------------
  Term Loan C2                              2.89%   06/13/16        500,000         331,250
===========================================================================================
                                                                                  6,416,255
===========================================================================================


MOVIES & ENTERTAINMENT-1.59%

Alpha III
  Term Loan B1                              2.51%   12/31/13      2,240,571       1,884,880
-------------------------------------------------------------------------------------------
  Term Loan B2                              2.51%   12/31/13      1,513,442       1,273,183
-------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., Term
  Loan                                 2.27-2.60%   04/04/14      1,195,653       1,031,251
-------------------------------------------------------------------------------------------
NEP II, Inc., Term Loan B                   2.51%   02/16/14        408,198         380,645
-------------------------------------------------------------------------------------------
Zuffa LLC, Term Loan                        2.31%   06/19/15      1,670,197       1,489,816
===========================================================================================
                                                                                  6,059,775
===========================================================================================


OIL & GAS DRILLING-1.09%

Niska Gas Storage Canada ULC
  Canada Term Loan                          2.02%   05/13/13        276,799         262,037
-------------------------------------------------------------------------------------------
  Delay Draw Term Loan                      2.02%   05/13/13         19,307          18,277
-------------------------------------------------------------------------------------------
  U.S. Term Loan                            2.02%   05/13/13         28,502          26,982
-------------------------------------------------------------------------------------------
Ram Energy Inc., Term Loan                 12.75%   11/28/12        731,325         592,373
-------------------------------------------------------------------------------------------
Resolute Aneth, LLC, Second Lien
  Term Loan                                 5.75%   06/26/13        541,176         460,000
-------------------------------------------------------------------------------------------
Venoco, Inc., Second Lien Term Loan         4.31%   05/08/14      3,578,798       2,791,463
===========================================================================================
                                                                                  4,151,132
===========================================================================================


OIL & GAS EQUIPMENT & SERVICES-0.42%

CCS Corp.
  Delay Draw Term Loan(f)                      0%   11/14/14        971,617         738,429
-------------------------------------------------------------------------------------------
  Term Loan B                               3.26%   11/14/14        771,549         586,377
-------------------------------------------------------------------------------------------
Sem Group L.P., U.S. Term Loan
  B2(d)                                     4.90%   03/16/11        333,621         211,849
-------------------------------------------------------------------------------------------
Targa Resources, Inc.
  Syn LOC                                   0.47%   10/31/12         26,247          25,779
-------------------------------------------------------------------------------------------
  Term Loan                            2.26-2.60%   10/31/12         28,928          28,411
===========================================================================================
                                                                                  1,590,845
===========================================================================================


OIL & GAS REFINING & MARKETING-0.66%

Western Refining, Inc., LOC                10.75%   06/15/14      2,750,000       2,536,875
===========================================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.47%

Energy Transfer Equity, L.P., Term
  Loan B                                    2.21%   02/08/12      1,849,584       1,802,420
===========================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.03%

Conseco, Inc., Term Loan                    6.50%   10/10/13        163,992         123,609
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-1.76%

Birds Eye Foods Inc., Term Loan B      2.04-2.35%   03/22/13    $   171,647    $    167,356
-------------------------------------------------------------------------------------------
Dole Foods Co., Inc.
  Prefunded LOC                             0.51%   04/12/13        683,477         686,573
-------------------------------------------------------------------------------------------
  Term Loan B                               8.00%   04/12/13      1,231,666       1,237,246
-------------------------------------------------------------------------------------------
  Term Loan C                               8.00%   04/12/13      4,615,203       4,636,110
===========================================================================================
                                                                                  6,727,285
===========================================================================================


PAPER PACKAGING-0.87%

Smurfit-Stone Container Corp.
  Canadian Revolver Credit Loan(e)            --    11/01/09        285,715         271,252
-------------------------------------------------------------------------------------------
  DIP Revolver Credit Loan(f)                  0%   01/28/10      1,050,000       1,029,872
-------------------------------------------------------------------------------------------
  DIP Revolver Credit Loan                 10.00%   01/28/10        386,767         388,700
-------------------------------------------------------------------------------------------
  LOC(e)                                      --    11/01/10        172,907         164,154
-------------------------------------------------------------------------------------------
  Term Loan B(e)                              --    11/01/11        196,772         186,812
-------------------------------------------------------------------------------------------
  Term Loan C(e)                              --    11/01/11        370,884         352,110
-------------------------------------------------------------------------------------------
  Term Loan C1(e)                             --    11/01/11        112,135         106,458
-------------------------------------------------------------------------------------------
  U.S. Revolver Credit Loan(e)                --    11/01/09        861,587         817,974
===========================================================================================
                                                                                  3,317,332
===========================================================================================


PAPER PRODUCTS-0.02%

Xerium S.A., U.S. Term Loan                 6.10%   05/18/12         87,157          59,267
===========================================================================================


PERSONAL PRODUCTS-1.54%

American Safety Razor Co.
  Second Lien Term Loan                     6.52%   01/31/14        183,000         142,740
-------------------------------------------------------------------------------------------
  Term Loan                            2.52-2.74%   07/31/13        200,538         186,500
-------------------------------------------------------------------------------------------
Hanesbrands Inc.
  First Lien Term Loan B(e)                   --    09/05/13      3,000,000       3,006,750
-------------------------------------------------------------------------------------------
  First Lien Term Loan B               5.02-5.25%   09/05/13      1,090,747       1,093,201
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     4.25%   03/05/14         91,787          87,504
-------------------------------------------------------------------------------------------
HVHC, Inc., Term Loan B                     2.85%   08/01/13      1,009,124         958,668
-------------------------------------------------------------------------------------------
Topps Company Inc. (The), Term Loan
  B                                         3.03%   10/12/14        553,542         387,479
===========================================================================================
                                                                                  5,862,842
===========================================================================================


PHARMACEUTICALS-1.36%

Nycomed US Inc.
  Term Loan B2                              2.85%   12/29/14      2,750,000       2,506,240
-------------------------------------------------------------------------------------------
  Term Loan C2                              3.60%   12/29/15      2,750,000       2,519,385
-------------------------------------------------------------------------------------------
Quintiles Transnational Corp.
  Second Lien Term Loan                     4.26%   03/31/14         74,764          70,278
-------------------------------------------------------------------------------------------
  Term Loan B                          2.26-2.60%   03/31/13        103,253          97,212
===========================================================================================
                                                                                  5,193,115
===========================================================================================


PUBLISHING-5.50%

American Media, Inc., Term Loan B          10.00%   01/30/13      3,962,240       3,372,856
-------------------------------------------------------------------------------------------
CanWest MediaWorks Inc., Term Loan
  B                                         4.75%   07/13/14        112,167          59,449
-------------------------------------------------------------------------------------------
Caribe Information Investment Inc.,
  Term Loan                            2.52-2.53%   03/31/13         73,850          44,310
-------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B             7.00%   10/24/14      2,389,761       2,048,623
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Endurance Business Media, Inc.
  Second Lien Term Loan(d)                  9.25%   01/26/14    $    59,090    $     17,875
-------------------------------------------------------------------------------------------
  Term Loan(d)                              4.75%   07/26/13        114,191          85,643
-------------------------------------------------------------------------------------------
F & W Publications, Inc., Second
  Lien Term Loan(d)                         6.50%   08/05/13        357,143          17,857
-------------------------------------------------------------------------------------------
Gatehouse Media, Inc.
  Delay Draw Term Loan                 2.27-2.28%   08/28/14      1,070,528         290,381
-------------------------------------------------------------------------------------------
  Term Loan                                 2.53%   08/28/14         24,385           6,614
-------------------------------------------------------------------------------------------
  Term Loan B                               2.27%   08/28/14      4,147,009       1,124,876
-------------------------------------------------------------------------------------------
Getty Images, Inc.
  Acquisition Term Loan(e)                    --    07/02/15        988,127         991,833
-------------------------------------------------------------------------------------------
  Acquisition Term Loan                     6.25%   07/02/15      2,223,569       2,231,908
-------------------------------------------------------------------------------------------
Hanley Wood LLC, Term Loan             2.52-2.54%   03/08/14        325,050         132,052
-------------------------------------------------------------------------------------------
Idearc, Inc. (Verizon), Term Loan
  B(d)                                      6.25%   11/17/14      5,820,268       2,620,750
-------------------------------------------------------------------------------------------
Local Insight Regatta Holdings,
  Inc., Term Loan                           7.75%   04/23/15      3,155,324       2,271,833
-------------------------------------------------------------------------------------------
MediaNews Group, Term Loan B                4.76%   12/30/10      1,144,980         228,996
-------------------------------------------------------------------------------------------
Reader's Digest Association Inc.,
  Term Loan B                          4.52-7.00%   03/02/14      1,361,871         539,982
-------------------------------------------------------------------------------------------
R.H. Donnelley Corp., Term Loan             6.75%   06/30/11      1,994,792       1,627,750
-------------------------------------------------------------------------------------------
Tribune Company
  DIP Revolver Credit Loan(f)                  0%   04/10/10        733,333         711,333
-------------------------------------------------------------------------------------------
  DIP Revolver Credit Loan                  9.00%   04/10/10        266,667         258,667
-------------------------------------------------------------------------------------------
  DIP Term Loan                             9.00%   04/10/10      2,000,000       2,010,000
-------------------------------------------------------------------------------------------
Yell Group Ltd., Term Loan B1               3.26%   10/27/12        429,750         286,704
===========================================================================================
                                                                                 20,980,292
===========================================================================================


SEMICONDUCTORS-1.21%

Freescale Semiconductor, Inc., Term
  Loan B                                    2.03%   12/02/13      6,158,556       4,606,600
===========================================================================================


SPECIALIZED CONSUMER SERVICES-1.26%

Jacobson Corp., Term Loan B                 2.76%   06/19/14        322,420         266,802
-------------------------------------------------------------------------------------------
LPL Holdings Inc., Term Loan D         2.01-2.35%   06/28/13        309,129         286,330
-------------------------------------------------------------------------------------------
ServiceMaster Company (The)
  Delay Draw Term Loan                      2.77%   07/24/14        483,277         413,419
-------------------------------------------------------------------------------------------
  Term Loan B                          2.77-3.15%   07/24/14      4,490,744       3,841,607
===========================================================================================
                                                                                  4,808,158
===========================================================================================


SPECIALIZED FINANCE-0.29%

Citco Group Ltd. (The), Term Loan B         2.85%   06/30/14        137,289          96,789
-------------------------------------------------------------------------------------------
E.A.Viner International Co., First
  Lien Term Loan B                          5.10%   07/31/13         28,393          22,715
-------------------------------------------------------------------------------------------
Harland Clarke Holdings Corp., Term
  Loan B                               2.76-3.10%   06/30/14      1,049,363         855,892
-------------------------------------------------------------------------------------------
Nuveen Investments, LLC, Term Loan     3.49-3.50%   11/13/14        154,186         124,968
===========================================================================================
                                                                                  1,100,364
===========================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS-3.29%

Cognis Deutschland, Term Loan C             2.62%   09/15/13    $   799,515    $    678,589
-------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Credit Linked Deposit                     0.21%   05/05/13         89,838          65,919
-------------------------------------------------------------------------------------------
  Revolver Credit                           2.88%   05/31/11        381,000         263,987
-------------------------------------------------------------------------------------------
  Term Loan C1(e)                             --    05/05/13      1,810,015       1,645,290
-------------------------------------------------------------------------------------------
  Term Loan C1                              2.88%   05/05/13      3,997,509       2,766,802
-------------------------------------------------------------------------------------------
  Term Loan C2(e)                             --    05/05/13        470,441         357,404
-------------------------------------------------------------------------------------------
  Term Loan C2                              2.88%   05/05/13        791,118         601,028
-------------------------------------------------------------------------------------------
  Term Loan C4                         2.63-2.75%   05/05/13        628,715         476,252
-------------------------------------------------------------------------------------------
  Term Loan C5                              2.88%   05/05/13        113,761          83,472
-------------------------------------------------------------------------------------------
  Term Loan C7                              2.88%   05/05/13      1,223,040         897,406
-------------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC, Term
  Loan B                                    2.01%   04/21/14      4,931,707       4,584,712
-------------------------------------------------------------------------------------------
MacDermid Inc., Term Loan B                 2.26%   04/12/14        182,516         151,488
===========================================================================================
                                                                                 12,572,349
===========================================================================================


SPECIALTY STORES-0.36%

Eye Care Centers of America, Inc.,
  Term Loan                            2.77-3.16%   03/01/12        260,977         241,404
-------------------------------------------------------------------------------------------
Mattress Firm, Term Loan B                  2.52%   01/18/14        307,602         180,461
-------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan            2.56%   10/31/13        997,436         879,409
-------------------------------------------------------------------------------------------
Savers, Inc.
  Canada Term Loan                          3.03%   08/11/12         37,060          35,393
-------------------------------------------------------------------------------------------
  U.S. Term Loan B1                         3.03%   08/11/12         40,549          38,724
===========================================================================================
                                                                                  1,375,391
===========================================================================================


SYSTEMS SOFTWARE-1.63%

Dealer Comp-rey
  First Lien Term Loan                      2.26%   10/26/12      3,790,857       3,304,376
-------------------------------------------------------------------------------------------
  Second Lien Term Loan                     5.76%   10/26/13      1,687,408       1,223,371
-------------------------------------------------------------------------------------------
SkillSoft PLC, Term Loan B                  4.10%   05/14/13        141,382         132,634
-------------------------------------------------------------------------------------------
Verint Systems, Inc., Term Loan             3.52%   05/25/14      1,729,871       1,542,474
===========================================================================================
                                                                                  6,202,855
===========================================================================================


TECHNOLOGY DISTRIBUTORS-0.06%

Macrovision Corp., Term Loan B              6.00%   05/02/13        220,298         219,747
===========================================================================================


TEXTILES-0.10%

Gold ToeMoretz, LLC, First Lien
  Term Loan                                 8.50%   10/30/13        498,713         375,281
===========================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.01%

Brenntag AG
  Term Loan B2                              2.27%   01/20/14         19,297          18,188
-------------------------------------------------------------------------------------------
  U.S. Acquired Term Loan              2.27-2.99%   01/20/14          1,543           1,443
===========================================================================================
                                                                                     19,631
===========================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.87%

Asurion Corp., First Lien Term Loan         3.28%   07/03/14      5,466,667       5,223,345
-------------------------------------------------------------------------------------------
FairPoint Communications, Inc.,
  Term Loan B                               5.00%   03/31/15      2,922,715       2,211,209
-------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM FLOATING RATE FUND

                                       INTEREST     MATURITY     PRINCIPAL
                                         RATE         DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Global Tel*Link
  Acquisition Syn Deposit
  Commitment                                2.90%   02/14/13    $   100,347    $     97,337
-------------------------------------------------------------------------------------------
  Acquisition Term Loan                     9.00%   02/14/13        131,055         127,123
-------------------------------------------------------------------------------------------
  Syn LOC                                   2.90%   02/14/13         25,086          24,334
-------------------------------------------------------------------------------------------
  Term Loan                                 9.00%   02/14/13        257,415         249,692
-------------------------------------------------------------------------------------------
MetroPCS Communications, Inc., Term
  Loan B                               2.56-2.75%   11/03/13      1,791,799       1,686,155
-------------------------------------------------------------------------------------------
NuVox, Inc., Term Loan                      3.56%   05/31/14      1,701,011       1,590,445
-------------------------------------------------------------------------------------------
RCN Corp.
  Add on Term Loan                          2.88%   05/25/14      1,486,962       1,390,309
-------------------------------------------------------------------------------------------
  Add on Term Loan B                        2.88%   05/25/14      1,672,766       1,564,036
-------------------------------------------------------------------------------------------
Virgin Mobile USA, Term Loan                6.10%   12/14/10        611,556         598,560
===========================================================================================
                                                                                 14,762,545
===========================================================================================
     Total Senior Secured Floating
  Rate Interests (Cost
  $393,676,880)                                                                 371,188,492
===========================================================================================





FLOATING RATE NOTES-1.36%



COMMUNICATION EQUIPMENT-1.03%

Qwest Corp., Sr. Unsec. Unsub.
  Floating Rate Global Notes(g)             3.88%   06/15/13      4,250,000       3,937,625
===========================================================================================


HEAVY ELECTRICAL EQUIPMENT-0.11%

Sanmina-SCI Corp., Sr. Unsec. Gtd.
  Floating Rate Notes(g)(h)                 3.38%   06/15/10        437,000         428,260
===========================================================================================


METAL & GLASS CONTAINERS-0.19%

Berry Plastics Holding Corp., Sr.
  Sec. Gtd. Sub. Floating Rate
  Global Notes(g)                           4.50%   09/15/14        996,000         727,080
===========================================================================================


PAPER PACKAGING-0.03%

Verso Paper Holdings, LLC
  Series B, Sr. Sec. Gtd. Floating
  Rate Global Notes(g)                      4.23%   08/01/14        228,000         125,400
===========================================================================================
     Total Floating Rate Notes
  (Cost $5,673,123)                                                               5,218,365
===========================================================================================


                                                                   SHARES

DOMESTIC COMMON STOCKS-1.04%

BUILDING PRODUCTS-0.56%

Masonite Worldwide Holdings
  (Canada)(j)                                                        53,093       2,147,612
-------------------------------------------------------------------------------------------
United Subcontractors, Inc.(j)                                        4,583               0
===========================================================================================
                                                                                  2,147,612
===========================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.48%

Safety-Kleen Holdco, Inc.
  (Acquired 12/24/03; Cost
  $2,062,077)(h)(i)(j)                                              150,812       1,809,744
===========================================================================================
     Total Domestic Common Stocks
  (Cost $4,953,488)                                                               3,957,356
===========================================================================================



MONEY MARKET FUNDS-7.63%

Liquid Assets
  Portfolio-Institutional Class(k)                               14,552,463      14,552,463
-------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(k)                                                       14,552,463      14,552,463
===========================================================================================
     Total Money Market Funds (Cost
  $29,104,926)                                                                   29,104,926
===========================================================================================
TOTAL INVESTMENTS-107.26% (Cost
  $433,408,417)                                                                 409,469,139
===========================================================================================
OTHER ASSETS LESS
  LIABILITIES-(7.26)%                                                           (27,723,251)
===========================================================================================
NET ASSETS-100.00%                                                             $381,745,888
___________________________________________________________________________________________
===========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM FLOATING RATE FUND

Investment Abbreviations:

DIP      - Debtor-in-possession
Gtd.     - Guaranteed
LOC      - Letter of Credit
NM       - New Money
PIK      - Payment in Kind
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured
Unsub.   - Unsubordinated


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Senior secured corporate loans and senior secured debt securities are, at present, may not be readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at August 31, 2009 was $4,285,448 which represented 1.12% of the Fund's Net Assets.
(e) This floating rate interest will settle after August 31, 2009, at which time the interest rate will be determined.
(f) All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(g) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $2,238,004 which represented 0.59% of the Fund's Net Assets.
(i)   Acquired as a part of a bankruptcy restructuring.
(j)   Non-income producing security.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $404,303,491)                           $380,364,213
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       29,104,926
================================================================================
     Total investments, at value (Cost $433,408,417)                 409,469,139
================================================================================
Cash                                                                      12,336
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     5,338,851
--------------------------------------------------------------------------------
  Fund shares sold                                                     1,617,497
--------------------------------------------------------------------------------
  Dividends and interest                                               1,543,989
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         14,385
--------------------------------------------------------------------------------
Other assets                                                              64,088
================================================================================
     Total assets                                                    418,060,285
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                               34,831,355
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 715,906
--------------------------------------------------------------------------------
  Dividends                                                              414,493
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             156,149
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       156,775
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        39,719
================================================================================
     Total liabilities                                                36,314,397
================================================================================
Net assets applicable to shares outstanding                         $381,745,888
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $471,474,938
--------------------------------------------------------------------------------
Undistributed net investment income                                      209,754
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (65,999,526)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (23,939,278)
================================================================================
                                                                    $381,745,888
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $218,448,468
________________________________________________________________________________
================================================================================
Class C                                                             $103,974,985
________________________________________________________________________________
================================================================================
Class R                                                             $    426,622
________________________________________________________________________________
================================================================================
Class Y                                                             $ 20,176,273
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 38,719,540
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               30,827,050
________________________________________________________________________________
================================================================================
Class C                                                               14,737,421
________________________________________________________________________________
================================================================================
Class R                                                                   60,090
________________________________________________________________________________
================================================================================
Class Y                                                                2,852,640
________________________________________________________________________________
================================================================================
Institutional Class                                                    5,462,379
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.09
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.09 divided by 97.50%)                   $       7.27
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.06
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.10
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.07
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.09
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        AIM FLOATING RATE FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Interest                                                                            $ 18,924,514
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             170,490
================================================================================================
     Total investment income                                                          19,095,004
================================================================================================


EXPENSES:

Advisory fees                                                                          1,603,455
------------------------------------------------------------------------------------------------
Administrative services fees                                                              95,779
------------------------------------------------------------------------------------------------
Custodian fees                                                                            36,578
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                356,123
------------------------------------------------------------------------------------------------
  Class C                                                                                470,738
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,574
------------------------------------------------------------------------------------------------
Line of credit expenses                                                                   39,576
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, C, R and Y                                                     259,928
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       4,066
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 24,918
------------------------------------------------------------------------------------------------
Other                                                                                    362,101
================================================================================================
     Total expenses                                                                    3,254,836
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (32,746)
================================================================================================
     Net expenses                                                                      3,222,090
================================================================================================
Net investment income                                                                 15,872,914
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (13,290,881)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                          76
================================================================================================
                                                                                     (13,290,805)
================================================================================================
Change in net unrealized appreciation of investment securities                         6,213,894
================================================================================================
Net realized and unrealized gain (loss)                                               (7,076,911)
================================================================================================
Net increase in net assets resulting from operations                                $  8,796,003
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        AIM FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $ 15,872,914    $ 17,822,527
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (13,290,805)     (8,789,508)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         6,213,894     (15,023,407)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations           8,796,003      (5,990,388)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                     (9,200,242)    (10,276,946)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,733,419)     (4,417,057)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (20,258)        (15,598)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                       (334,392)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,509,144)     (3,265,088)
========================================================================================================
     Total distributions from net investment income                          (15,797,455)    (17,974,689)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                     77,804,579     (45,207,351)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     37,224,086      (6,368,997)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        128,603          68,270
--------------------------------------------------------------------------------------------------------
  Class Y                                                                     18,275,977              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (6,056,700)      6,499,785
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          127,376,545     (45,008,293)
========================================================================================================
     Net increase (decrease) in net assets                                   120,375,093     (68,973,370)
========================================================================================================


NET ASSETS:

  Beginning of year                                                          261,370,795     330,344,165
========================================================================================================
  End of year (includes undistributed net investment income of $209,754
     and $130,711, respectively)                                            $381,745,888    $261,370,795
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        AIM FLOATING RATE FUND

STATEMENT OF CASH FLOWS

For the year ended August 31, 2009




CASH PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                             $   8,796,003
================================================================================================


ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET ASSETS TO NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES:

  Purchases of investments                                                          (242,064,249)
------------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal payments                    131,379,777
------------------------------------------------------------------------------------------------
  Increase in receivables and other assets                                               295,778
------------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on investment securities        (3,660,682)
------------------------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                                          9,809
------------------------------------------------------------------------------------------------
  Unrealized appreciation on investment securities                                    (6,213,894)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                                 13,290,881
================================================================================================
     Net cash provided by (used in) operating activities                             (98,166,577)
================================================================================================


CASH PROVIDED BY FINANCING ACTIVITIES:

  Dividends paid to shareholders                                                      (4,095,842)
------------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                                   220,665,366
------------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                       (105,922,991)
================================================================================================
     Net cash provided by financing activities                                       110,646,533
================================================================================================
Net increase in cash and cash equivalents                                             12,479,956
================================================================================================
Cash and cash equivalents at beginning of period                                      16,637,306
================================================================================================
Cash and cash equivalents at end of period                                         $  29,117,262
================================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in reinvestment of dividends
     paid to shareholders                                                             11,586,022
________________________________________________________________________________________________
================================================================================================
Supplemental disclosure of cash flow information:

Cash paid during the year for line of credit expenses was $37,801.



NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities



29        AIM FLOATING RATE FUND
      may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees



30        AIM FLOATING RATE FUND
      and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

        The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.




31        AIM FLOATING RATE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.65%
-------------------------------------------------------------------
Next $4.5 billion                                            0.60%
-------------------------------------------------------------------
Next $5 billion                                              0.575%
-------------------------------------------------------------------
Over $10 billion                                             0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 1.50%, 2.00%, 1.75%, 1.25% and 1.25% of average daily net assets, respectively at least through June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees of $30,264.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $228.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $57,809 in front-end sales commissions from the sale of Class A shares and $3,867, $21,011 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.




32        AIM FLOATING RATE FUND

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                   LEVEL 1          LEVEL 2         LEVEL 3          TOTAL
-----------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                $31,252,538     $         --     $1,809,744     $ 33,062,282
-----------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                 --      374,616,539      1,790,318      376,406,857
=============================================================================================================================
  Total Investments                                              $31,252,538     $374,616,539     $3,600,062     $409,469,139
_____________________________________________________________________________________________________________________________
=============================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,254.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $3,698 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $10,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.07% on the unused balance of the committed line. Prior to October 27, 2008, the maximum amount available was $50,000,000 and the commitment fee was 0.05%. During the year ended August 31, 2009, the Fund had average borrowings for the 57 days the borrowings were outstanding of $2,789,474, with a weighted average interest rate of 1.37% and interest expense of $5,988.

  The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.




33        AIM FLOATING RATE FUND

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of August 31, 2009, the Fund had unfunded loan commitments of $7,270,588, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                                               UNFUNDED
BORROWER                                                                                     COMMITMENTS
--------------------------------------------------------------------------------------------------------
CCS Corp.                                    Delay Draw Term Loan                             $  738,429
--------------------------------------------------------------------------------------------------------
Greektown Casino LLC                         Term Loan                                           252,408
--------------------------------------------------------------------------------------------------------
Greektown Casino LLC                         Term Loan                                           272,472
--------------------------------------------------------------------------------------------------------
Ion Media Networks, Inc.                     Term Loan                                           136,430
--------------------------------------------------------------------------------------------------------
LyondellBasell Industries                    Term Loan                                           226,917
--------------------------------------------------------------------------------------------------------
Mediacom Communications Corp.                Term Loan                                         3,026,192
--------------------------------------------------------------------------------------------------------
New Vision Television                        Term Loan                                           159,853
--------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                  Revolver Loan                                       111,922
--------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)    Revolver Loan                                       604,760
--------------------------------------------------------------------------------------------------------
Stone Container Corp.                        Term Loan                                         1,029,872
--------------------------------------------------------------------------------------------------------
Tribune Company                              Revolver Loan                                       711,333
========================================================================================================
                                                                                              $7,270,588
________________________________________________________________________________________________________
========================================================================================================



NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                 2009            2008
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $15,797,455     $17,974,689
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $    251,083
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments                            (25,351,405)
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (42,102)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (57,467,146)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                                (7,119,480)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        471,474,938
================================================================================================
Total net assets                                                                    $381,745,888
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.




34        AIM FLOATING RATE FUND

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2010                                                                    $21,273,718
-----------------------------------------------------------------------------------------------
August 31, 2011                                                                     10,298,295
-----------------------------------------------------------------------------------------------
August 31, 2012                                                                      2,745,717
-----------------------------------------------------------------------------------------------
August 31, 2013                                                                      5,482,284
-----------------------------------------------------------------------------------------------
August 31, 2014                                                                      2,498,917
-----------------------------------------------------------------------------------------------
August 31, 2016                                                                      1,685,685
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                     13,482,530
===============================================================================================
Total capital loss carryforward                                                    $57,467,146
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $253,058,811 and $128,220,702, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 16,198,640
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (41,550,045)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(25,351,405)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $434,820,544.


NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expired capital loss carryforward on August 31, 2009, undistributed net investment income was increased by $3,584, undistributed net realized gain (loss) was increased by $10,187,980 and shares of beneficial interest decreased by $10,191,564. This reclassification had no effect on the net assets of the Fund.




35        AIM FLOATING RATE FUND

NOTE 11--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------------
                                                                       2009(a)                            2008
                                                            ----------------------------     -----------------------------
                                                               SHARES          AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    22,788,600     $140,448,419       5,930,178     $  49,487,900
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                     9,058,544       56,396,083       3,459,058        28,780,327
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        23,993          160,476           8,867            66,178
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  3,086,832       19,854,491              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           779,815        4,913,124       1,731,143        14,334,499
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,023,849        6,419,451         815,548         6,773,699
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       398,007        2,493,435         379,132         3,166,936
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         3,234           20,088           1,581            12,804
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        22,822          151,664              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           403,283        2,501,384         381,534         3,151,695
==========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (10,735,224)     (69,063,291)    (12,128,519)     (101,468,950)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (3,310,738)     (21,665,432)     (4,669,761)      (38,316,260)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (8,333)         (51,961)         (1,339)          (10,712)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (257,014)      (1,730,178)             --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (2,076,229)     (13,471,208)     (1,311,463)      (10,986,409)
==========================================================================================================================
     Net increase (decrease) in share activity               21,201,441     $127,376,545      (5,404,041)    $ (45,008,293)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      34,580      $ 252,087
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (34,580)      (252,087)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $27,580 and $18,720 allocated among the classes based on relative net assets of each class for the years ended August 31, 2009 and 2008, respectively.




36        AIM FLOATING RATE FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         NET GAINS
                              NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                                VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                              BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                              OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09             $7.99       $0.41(d)      $(0.89)        $(0.48)     $(0.42)       $   --         $(0.42)
Year ended 08/31/08              8.67        0.53(d)       (0.68)         (0.15)      (0.53)           --          (0.53)
Year ended 08/31/07              9.06        0.60(d)       (0.39)          0.21       (0.60)           --          (0.60)
Eight months ended 08/31/06      9.04        0.37(d)        0.02           0.39       (0.37)           --          (0.37)
Year ended 12/31/05              9.02        0.43           0.01           0.44       (0.42)           --          (0.42)
Year ended 12/31/04              8.77        0.30           0.25           0.55       (0.29)        (0.01)         (0.30)
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09              7.97        0.38(d)       (0.90)         (0.52)      (0.39)           --          (0.39)
Year ended 08/31/08              8.65        0.48(d)       (0.68)         (0.20)      (0.48)           --          (0.48)
Year ended 08/31/07              9.04        0.56(d)       (0.39)          0.17       (0.56)           --          (0.56)
Eight months ended 08/31/06      9.02        0.34(d)        0.02           0.36       (0.34)           --          (0.34)
Year ended 12/31/05              8.99        0.40           0.03           0.43       (0.40)           --          (0.40)
Year ended 12/31/04              8.75        0.27           0.25           0.52       (0.27)        (0.01)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09              8.00        0.40(d)       (0.89)         (0.49)      (0.41)           --          (0.41)
Year ended 08/31/08              8.66        0.51(d)       (0.66)         (0.15)      (0.51)           --          (0.51)
Year ended 08/31/07              9.06        0.58(d)       (0.40)          0.18       (0.58)           --          (0.58)
Year ended 08/31/06(h)           9.11        0.21(d)       (0.05)          0.16       (0.21)           --          (0.21)
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(h)           7.29        0.41(d)       (0.24)          0.17       (0.39)           --          (0.39)
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09              7.99        0.44(d)       (0.89)         (0.45)      (0.45)           --          (0.45)
Year ended 08/31/08              8.67        0.56(d)       (0.68)         (0.12)      (0.56)           --          (0.56)
Year ended 08/31/07              9.06        0.63(d)       (0.39)          0.24       (0.63)           --          (0.63)
Year ended 08/31/06(h)           9.11        0.23(d)       (0.05)          0.18       (0.23)           --          (0.23)
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                               VALUE, END     TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                              OF PERIOD(a)  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09               $7.09       (4.97)%     $218,448           1.24%(e)(f)       1.25%(e)(f)    6.50%(e)       52%
Year ended 08/31/08                7.99       (1.80)       141,803           1.36(f)           1.37(f)        6.36           66
Year ended 08/31/07                8.67        2.28        220,449           1.29(f)           1.30(f)        6.65          117
Eight months ended 08/31/06        9.06        4.32        155,953           1.58(f)(g)        1.86(f)(g)     6.06(g)        54
Year ended 12/31/05                9.04        5.00        159,206           2.04(f)           2.17(f)        4.69           56
Year ended 12/31/04                9.02        6.36        190,814           1.65(f)           1.69(f)        3.31           82
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09                7.06       (5.61)       103,975           1.74(e)(f)        1.75(e)(f)     6.00(e)(f)     52
Year ended 08/31/08                7.97       (2.31)        68,452           1.86(f)           1.87(f)        5.86           66
Year ended 08/31/07                8.65        1.76         81,479           1.79(f)           1.80(f)        6.15          117
Eight months ended 08/31/06        9.04        4.05         44,853           1.97(f)(g)        2.36(f)(g)     5.67(g)        54
Year ended 12/31/05                9.02        4.85         47,624           2.29(f)           2.67(f)        4.44           56
Year ended 12/31/04                8.99        5.98         34,518           1.89(f)           2.19(f)        3.07           82
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09                7.10       (5.19)           427           1.49(e)(i)        1.50(e)(i)     6.25(e)(i)     52
Year ended 08/31/08                8.00       (1.81)           330           1.61(i)           1.62(i)        6.11           66
Year ended 08/31/07                8.66        1.91            278           1.54(i)           1.55(i)        6.40          117
Year ended 08/31/06(h)             9.06        1.80             78           1.53(g)(i)        1.53(g)(i)     6.11(g)        54
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(h)             7.07        3.48         20,176           1.00(e)(g)(i)     1.01(e)(g)(i)  6.74(e)(g)     52
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09                7.09       (4.62)        38,720           0.88(e)(i)        0.89(e)(i)     6.86(e)        52
Year ended 08/31/08                7.99       (1.46)        50,786           1.01(i)           1.02(i)        6.71           66
Year ended 08/31/07                8.67        2.62         48,138           0.95(i)           0.96(i)        6.99          117
Year ended 08/31/06(h)             9.06        2.00         24,335           0.98(g)(i)        0.98(g)(i)     6.66(g)        54
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are based on average daily net assets (000's omitted) of $142,449, $62,765, $315, $6,376 and $35,391 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f) Ratio includes line of credit expenses of 0.02%, 0.06%, 0.02% and 0.21% (annualized), 0.54% and 0.15% for the years ended August 31, 2009, August 31, 2008, August 31, 2007, the eight months ended August 31, 2006, and the years ended December 31, 2005 and December 31, 2004, respectively.
(g)  Annualized.
(h) Commencement date of April 13, 2006 for Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(i) Ratio includes line of credit expenses of 0.02%, 0.06%, 0.02% and 0.01% (annualized) for the years ended August 31, 2009, August 31, 2008, August 31, 2007 and the eight months ended August 31, 2006, respectively.




37        AIM FLOATING RATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Floating Rate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Floating Rate Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and intermediate participants, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



38        AIM FLOATING RATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,281.10       $6.90       $1,019.16       $6.11        1.20%
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,277.00        9.76        1,016.64        8.64        1.70
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,276.80        8.32        1,017.90        7.38        1.45
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,280.80        5.46        1,020.42        4.84        0.95
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


39        AIM FLOATING RATE FUND

Supplement to Annual Report dated 8/31/09

AIM FLOATING RATE FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------   Fund operating expense ratio set forth in
                                             AVERAGE ANNUAL TOTAL RETURNS                 the most recent Fund prospectus as of the
The following information has been           For periods ended 8/31/09                    date of this supplement for Institutional
prepared to provide Institutional Class                                                   Class shares was 0.90%. The expense ratios
shareholders with a performance overview     10 Years                             2.65%   presented above may vary from the expense
specific to their holdings. Institutional    ------------------------------------------   ratios presented in other sections of the
Class shares are offered exclusively to       5 Years                             1.67    actual report that are based on expenses
institutional investors, including defined   ------------------------------------------   incurred during the period covered by the
contribution plans that meet certain          1 Year                             -4.62    report.
criteria.                                    ------------------------------------------
                                                                                             Had the advisor not waived fees and/or
                                             ------------------------------------------   reimbursed expenses in the past,
                                             AVERAGE ANNUAL TOTAL RETURNS                 performance would have been lower.
                                             For periods ended 6/30/09, the most recent
                                             calendar quarter-end                            Please note that past performance is
                                                                                          not indicative of future results. More
                                             10 Years                             2.16%   recent returns may be more or less than
                                             ------------------------------------------   those shown. All returns assume
                                              5 Years                             0.66    reinvestment of distributions at NAV.
                                             ------------------------------------------   Investment return and principal value will
                                              1 Year                            -10.97    fluctuate so your shares, when redeemed,
                                             ------------------------------------------   may be worth more or less than their
                                                                                          original cost. See full report for
                                             Institutional Class shares' inception date   information on comparative benchmarks.
                                             is April 13, 2006. Returns since that date   Please consult your Fund prospectus for
                                             are historical returns. All other returns    more information. For the most current
                                             are blended returns of historical            month-end performance, please call
                                             Institutional Class share performance and    800 451 4246 or visit invescoaim.com.
                                             restated Class A share performance (for
                                             periods prior to the inception date of          A redemption fee of 2% will be imposed
                                             Institutional Class shares) at net asset     on certain redemptions or exchanges out of
                                             value (NAV) and reflect the Rule 12b-1       the Fund within 31 days of purchase.
                                             fees applicable to Class A shares. Class A   Exceptions to the redemption fee are
                                             shares' inception date is May 1, 1997.       listed in the Fund's prospectus.

                                                Institutional Class shares have no        (1) Total annual operating expenses less
                                             sales charge; therefore, performance is at       any contractual fee waivers and/or
                                             NAV. Performance of Institutional Class          expense reimbursements by the advisor
                                             shares will differ from performance of           in effect through at least June 30,
                                             other share classes primarily due to             2010. See current prospectus for more
                                             differing sales charges and class                information.
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.89%.(1) The total annual

------------------------------------------
NASDAQ SYMBOL                        AFRIX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                         - SERVICE MARK -

invescoaim.com   FLR-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,281.10       $4.89       $1,020.92       $4.33        0.85%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009, through August 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM FLOATING RATE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these funds.   the year as part of their ongoing
Counselor Series Trust is required under                                                  oversight of the Fund, and did not
the Investment Company Act of 1940 to           In addition to their meetings             identify any particular factor that was
approve annually the renewal of the AIM      throughout the year, the Sub-Committees      controlling. Each Trustee may have
Floating Rate Fund (the Fund) investment     meet at designated contract renewal          evaluated the information provided
advisory agreement with Invesco Aim          meetings each year to conduct an in-depth    differently from another Trustee and
Advisors, Inc. (Invesco Aim) and the         review of the performance, fees, expenses,   attributed different weight to the various
Master Intergroup Sub-Advisory Contract      and other matters related to their           factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           assigned funds. During the contract          advisory arrangements and resulting
contracts) with Invesco Asset Management     renewal process, the Trustees receive        advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   comparative performance and fee data         AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Australia Limited,          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     supervision of the Senior Officer who also   certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   prepares a separate analysis of this         some years than in others, and that the
Secured Management, Inc. and Invesco         information for the Trustees. Each           Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   Sub-Committee then makes recommendations     a particular year may be based in part on
Sub-Advisers). During contract renewal       to the Investments Committee regarding the   their deliberations and conclusions
meetings held on June 16-17, 2009, the       fees and expenses of their assigned funds.   regarding these same arrangements
Board as a whole, and the disinterested or   The Investments Committee considers each     throughout the year and in prior years.
"independent" Trustees voting separately,    Sub-Committee's recommendations and makes
approved the continuance of the Fund's       its own recommendations regarding the fees      The discussion below serves as a
investment advisory agreement and the        and expenses of the AIM Funds to the full    summary of the Senior Officer's
sub-advisory contracts for another year,     Board. The Investments Committee also        independent written evaluation with
effective July 1, 2009. In doing so, the     considers each Sub-Committee's               respect to the Fund's investment advisory
Board determined that the Fund's             recommendations in making its annual         agreement as well as a discussion of the
investment advisory agreement and the        recommendation to the Board whether to       material factors and related conclusions
sub-advisory contracts are in the best       approve the continuance of each AIM Fund's   that formed the basis for the Board's
interests of the Fund and its shareholders   investment advisory agreement and            approval of the Fund's investment advisory
and that the compensation to Invesco Aim     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the                                                 Unless otherwise stated, information set
Fund's investment advisory agreement and        The independent Trustees met separately   forth below is as of June 17, 2009, and
sub-advisory contracts is fair and           during their evaluation of the Fund's        does not reflect any changes that may have
reasonable.                                  investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
The Board's Investments Committee has        evaluation of the Fund's investment
established three Sub-Committees that are    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      is to manage the process by which the AIM
the AIM Funds. This Sub-Committee structure  Funds' proposed management fees are             A. Nature, Extent and Quality of
permits the Trustees to focus on the         negotiated during the annual contract              Services Provided by Invesco Aim
performance of the AIM Funds that have       renewal process to ensure that they are
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      The Board reviewed the advisory services
meet throughout the year to review the       length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     Senior Officer must either supervise a       the Fund's investment advisory agreement,
the Sub-Committees review monthly and        competitive bidding process or prepare an    the performance of Invesco Aim in
quarterly comparative performance            independent written evaluation. The Senior   providing these services, and the
information and periodic asset flow data     Officer recommended that an independent      credentials and experience of the officers
for their assigned funds. These materials    written evaluation be provided and, at the   and employees of Invesco Aim who provide
are prepared under the direction and         direction of the Board, prepared an          these services. The Board's review of the
supervision of the independent Senior        independent written evaluation.              qualifications of Invesco Aim to provide
Officer, an officer of the AIM Funds who                                                  these services included the Board's
reports directly to the independent             During the annual contract renewal        consideration of Invesco Aim's portfolio
Trustees. Over the course of each year,      process, the Board considered the factors    and product review process, various back
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   office support functions provided by
managers for their assigned funds and        and reasonableness of the Fund's             Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory contracts. The Board            trading operations. The Board concluded
investment objective(s), policies,           considered all of the information provided   that the nature, extent and quality of the
                                             to them, including information provided at   advisory services provided to the Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim


40   AIM FLOATING RATE FUND                                                                                                continued

currently is providing satisfactory          shareholders by permitting Invesco Aim to    financial data from the most recent annual
advisory services in accordance with the     utilize the additional resources and         report of each fund in the expense group
terms of the Fund's investment advisory      talent of the Affiliated Sub-Advisers in     that was publicly available as of the end
agreement. In addition, based on their       managing the Fund.                           of the past calendar year. The Board noted
ongoing meetings throughout the year with                                                 that some comparative data was at least
the Fund's portfolio manager or managers,       C. Fund Performance                       one year old and that other data did not
the Board concluded that these individuals                                                reflect the market downturn that occurred
are competent and able to continue to        The Board considered Fund performance as a   in the fourth quarter of 2008.
carry out their responsibilities under the   relevant factor in considering whether to
Fund's investment advisory agreement.        approve the investment advisory agreement       The Board also compared the Fund's
                                             as well as the sub-advisory contracts for    sub-advisory fee rate to the effective fee
   In determining whether to continue the    the Fund, as Invesco Senior Secured          rate (the advisory fee after any advisory
Fund's investment advisory agreement, the    currently manages assets of the Fund.        fee waivers and before any expense
Board considered the prior relationship                                                   limitations/waivers) of one separately
between Invesco Aim and the Fund, as well       The Board compared the Fund's             managed account/wrap account advised by
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   Invesco Senior Secured. The Board noted
operations, and concluded that it is         five calendar years to the performance of    that the Fund's sub-advisory fee rate
beneficial to maintain the current           all funds in the Lipper performance          below the rate for the separately managed
relationship, in part, because of such       universe that are not managed by Invesco     account/wrap account. The Board considered
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser, and        that management of the separately managed
steps that Invesco Aim and its affiliates    against the S&P/LSTA Leveraged Loan Index.   account/wrap account by Invesco Senior
continue to take to improve the quality      The Board noted that the Fund's              Secured involves different levels of
and efficiency of the services they          performance was in the fifth quintile for    services and different operational and
provide to the AIM Funds in the areas of     the one and three year periods and fourth    regulatory requirements than Invesco
investment performance, product line         quintile of its performance universe for     Senior Secured's management of the Fund.
diversification, distribution, fund          the five year period and (the first          The Board concluded that these differences
operations, shareholder services and         quintile being the best performing funds     are appropriately reflected in the fee
compliance. The Board concluded that the     and the fifth quintile being the worst       structure for the Fund.
quality and efficiency of the services       performing funds). The Board noted that
Invesco Aim and its affiliates provide to    the Fund's performance was below the            The Board noted that Invesco Aim
the AIM Funds in each of these areas         performance of the Index for the one,        contractually agreed to waive fees and/or
support the Board's approval of the          three and five year periods. Invesco Aim     limit expenses of the Fund through at
continuance of the Fund's investment         advised the Board that underperformance is   least June 30, 2010 in an amount necessary
advisory agreement.                          due to the purchase of larger more liquid    to limit total annual operating expenses
                                             loans and 2nd tier loans, and that Invesco   to a specified percentage of average daily
   B. Nature, Extent and Quality of          Aim will continue to monitor performance     net assets for each class of the Fund. The
      Services Provided by Affiliated        of the Fund. Although the independent        Board noted that at the current expense
      Sub-Advisers                           written evaluation of the Fund's Senior      ratio for the Fund, this expense waiver
                                             Officer only considered Fund performance     does not have any impact. The Board also
The Board reviewed the services              through the most recent calendar year, the   noted that Invesco Aim has agreed to
provided by the Affiliated Sub-Advisers      Board also reviewed more recent Fund         reduce the per account transfer agent fee
under the sub-advisory contracts and the     performance and this review did not change   for all the retail funds, including the
credentials and experience of the officers   their conclusions. The Board noted that,     Fund, effective July 1, 2009.
and employees of the Affiliated              in response to the Board's focus on fund
Sub-Advisers who provide these services.     performance, Invesco Aim has taken a            The Board also considered the services
The Board concluded that the nature,         number of actions intended to improve the    provided by the Affiliated Sub-Advisers
extent and quality of the services           investment process for the funds.            pursuant to the sub-advisory contracts and
provided by the Affiliated Sub-Advisers                                                   the services provided by Invesco Aim
are appropriate. The Board noted that the       D. Advisory and Sub-Advisory Fees and     pursuant to the Fund's advisory agreement,
Affiliated Sub-Advisers, which have                Fee Waivers                            as well as the allocation of fees between
offices and personnel that are                                                            Invesco Aim and the Affiliated
geographically dispersed in financial        The Board compared the Fund's                Sub-Advisers pursuant to the sub-advisory
centers around the world, can provide        contractual advisory fee rate to the         contracts. The Board noted that the
research and other information and make      contractual advisory fee rates of funds in   sub-advisory fees have no direct effect on
recommendations on the markets and           the Fund's Lipper expense group that are     the Fund or its shareholders, as they are
economies of various countries and           not managed by Invesco Aim or an             paid by Invesco Aim to the Affiliated
securities of companies located in such      Affiliated Sub-Adviser, at a common asset    Sub-Advisers, and that Invesco Aim and the
countries or on various types of             level. The Board noted that the Fund's       Affiliated Sub-Advisers are affiliates.
investments and investment techniques. The   contractual advisory fee rate was below
Board noted that investment decisions for    the median contractual advisory fee rate        After taking account of the Fund's
the Fund are made by Invesco Senior          of funds in its expense group. The Board     contractual advisory fee rate, the
Secured Management, Inc. (Invesco Senior     also reviewed the methodology used by        contractual sub-advisory fee rate, the
Secured). The Board concluded that the       Lipper in determining contractual fee        comparative advisory fee information
sub-advisory contracts benefit the Fund      rates, which includes using audited          discussed above and other relevant
and its                                                                                   factors, the Board concluded that the


41    AIM FLOATING RATE FUND                                                                                               continued

Fund's advisory and sub-advisory fees are    necessary to fulfill these obligations.      investments, although Invesco Aim has
fair and reasonable.                         The Board also considered whether each       contractually agreed to waive through at
                                             Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
   E. Economies of Scale and Breakpoints     sound and has the resources necessary to     payable by the Fund in an amount equal to
                                             perform its obligations under the            100% of the net advisory fees Invesco Aim
The Board considered the extent to which     sub-advisory contracts, and concluded that   receives from the affiliated money market
there are economies of scale in the          each Affiliated Sub-Adviser has the          funds with respect to the Fund's
provision of advisory services to the        financial resources necessary to fulfill     investment in the affiliated money market
Fund. The Board also considered whether      these obligations.                           funds of uninvested cash, but not cash
the Fund benefits from such economies of                                                  collateral. The Board concluded that the
scale through contractual breakpoints in        G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
the Fund's advisory fee schedule. The              and its Affiliates                     cash collateral from any securities
Board noted that the Fund's contractual                                                   lending arrangements in the affiliated
advisory fee schedule includes three         The Board considered various other           money market funds is in the best
breakpoints but that, due to the Fund's      benefits received by Invesco Aim and its     interests of the Fund and its
asset level at the end of the past           affiliates resulting from Invesco Aim's      shareholders.
calendar year, the Fund has yet to benefit   relationship with the Fund, including the
from the breakpoints. Based on this          fees received by Invesco Aim and its
information, the Board concluded that the    affiliates for their provision of
Fund's advisory fees would reflect           administrative, transfer agency and
economies of scale at higher asset levels.   distribution services to the Fund. The
The Board also noted that the Fund shares    Board considered the performance of
directly in economies of scale through       Invesco Aim and its affiliates in
lower fees charged by third party service    providing these services and the
providers based on the combined size of      organizational structure employed by
all of the AIM Funds and affiliates.         Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources                              Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market funds
Board considered whether Invesco Aim is      advised by Invesco Aim pursuant to
financially sound and has the resources      procedures approved by the Board. The
necessary to perform its obligations under   Board noted that Invesco Aim will receive
the Fund's investment advisory agreement,    advisory fees from these affiliated money
and concluded that Invesco Aim has the       market funds attributable to such
financial resources


42    AIM FLOATING RATE FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                               0%
     Corporate Dividends Received Deduction*                  0%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


43        AIM FLOATING RATE FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) --        2007          Executive Director, Chief Executive Officer and President,    None
1960                                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
Trustee                                       investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) --          2006          Head of North American Retail and Senior Managing Director,   None
1954                                          Invesco Ltd.; Director, Chief Executive Officer and
Trustee, President and                        President, Invesco Aim Advisors, Inc. and 1371 Preferred
Principal Executive                           Inc. (holding company); Director, Chairman, Chief Executive
Officer                                       Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited
Trustee and Chair                             consulting company)                                           (insurance company);
                                                                                                            Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc.
                                              (registered investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation
                                                                                                            and Executive
                                                                                                            Committee, United
                                                                                                            States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products,
                                              investment and management); Continental Energy Services, LLC
                                              (oil and as pipeline service); Inc. Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate
                                         '    entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
Trustee                                                                                                     Tang Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. --         2005          Retired                                                       None
1944
Trustee                                       Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an oficer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President,                        Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Chief Legal Officer and                       Advisors, Inc. and Invesco Aim Capital Management, Inc.;
Secretary                                     Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer                     The AIM Family of Funds(R); and Vice President, Invesco Aim
and                                           Advisors, Inc., Invesco Aim Capital Management, Inc. and
Principal Financial                           Invesco Aim Private Asset Management Inc.
Officer
                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958     2006             Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and Trust
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Company
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
Philadelphia, PA 19103    New York, NY 10036-2714                                                       Boston, MA 02110-2801


[GRAPHIC]

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and prospectuses with a service that's all about eeees:

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------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - service mark - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                invescoaim.com    FLR-AR-1    Invesco Aim Distributors, Inc.

 [INVESCO AIM LOGO]            AIM MULTI-SECTOR FUND             AUGUST 31, 2009
-- service mark --        ANNUAL REPORT TO SHAREHOLDERS

                                    (GRAPHIC)

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Long-Term Fund Performance
8      Supplemental Information
9      Schedule of Investments
12     Financial Statements
14     Notes to Financial Statements
21     Financial Highlights
22     Auditor's Report
23     Fund Expenses
24     Approval of Investment Advisory and Sub-Advisory Agreements
27     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more
            [TAYLOR                  favorable at the close of the fiscal year than at its start.
             PHOTO]
                                        The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
          Philip Taylor              investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                        These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   -  The pace of overall economic decline appears to have slowed significantly.

   -  Credit availability, for consumers and businesses, has improved noticeably.

   -  Investors' extreme risk aversion has eased somewhat.

   -  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

   I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246.

   If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2   AIM MULTI-SECTOR FUND
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

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain rightfully cautious. Staying with an appropriately diversified investment program focused on
            [CROCKETT                your individual long-term goals can be a wise course in such uncertain times. We believe the
              PHOTO]                 route to financial success is more like a marathon than a sprint.

                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

          Bruce Crockett                We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3   AIM MULTI-SECTOR FUND

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
---------------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
---------------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                                                          Fund managers consider selling a stock
                                                                                          when they see:
While a severe global economic slowdown persisted during the fiscal year ended
August 31, 2009, a significant stock market rally began late in the period on             -  Fundamental deterioration in the
March 9, 2009. Despite improvements in the equity markets, domestic equities, as             company.
measured by the S&P 500 Index, delivered double-digit negative returns for the
fiscal year. AIM Multi-Sector Fund underperformed the S&P 500 Index, the Fund's           -  More attractive investment
broad market and style-specific index, during the reporting period.(triangle)                opportunities.
The S&P 500 Index has exposure to all 10 sectors of the market. The Fund, on the
other hand, invests at least 80% of its assets approximately equally in only              -  Inability of the company to capitalize
five of these 10 market sectors and is overweight in these sectors relative to               on market opportunity.
the index. The five sectors include energy, financial services, health care,
information technology (IT) and "leisure" (represented by the consumer                    -  A questionable change in management's
discretionary sector).                                                                       strategic direction.

   The Fund's underperformance relative to its benchmark was predominately due to its     MARKET CONDITIONS AND YOUR FUND
overweight exposure in the financials and energy sectors. Security selection in the
consumer discretionary sector also hurt relative performance.                             Though much of the fiscal year was marked
                                                                                          by headlines claiming economic
   Your Fund's long-term performance appears later in this report.                        "Armageddon," the U.S. economy began to
                                                                                          show signs that the economic contraction
FUND VS. INDEXES                                                                          was moderating toward the end of the
---------------------------------------------------------------------------------------   period. Economic data, while poor in
                                                                                          absolute terms, indicated that the rampant
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   decline in business spending and
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   consumption that occurred at the end of
which would have reduced performance.                                                     2008 and the beginning of 2009 may have
                                                                                          eased. Despite this, there were few signs
Class A Shares                                                                  -22.34%   of a broad-based economic recovery.
Class B Shares                                                                  -22.93    Nevertheless, given signs that the
Class C Shares                                                                  -22.94    economic downturn may be moderating,
Class Y Shares*                                                                 -22.14    equity and credit markets improved. In
S&P 500 Index(triangle) (Broad Market/Style-Specific Index)                     -18.25    addition, financial markets benefited from
Lipper Multi-Cap Core Funds Index(triangle) (Peer Group Index)                  -17.03    the various government programs introduced
                                                                                          to improve bank balance sheets and reduce
(triangle)Lipper Inc.                                                                     credit spreads.

*  Share class incepted during the fiscal year. See page 7 for a detailed                    During the fiscal year, the U.S.
   explanation of Fund performance.                                                       Federal Reserve Board lowered the federal
                                                                                          funds target rate from 2.00% to a range of
------------------------------------------                                                between zero and 0.25%.(1) Real gross
HOW WE INVEST                                                                             domestic product (GDP), although still
                                                Managers use fundamental and              experiencing negative growth, showed signs
Your Fund invests the bulk of its assets     quantitative analysis to identify market     of recovery.(2) Indeed, GDP decreased at
in stocks from five market sectors:          leading companies with competitive           an annual rate of 1.0% for the second
energy, financial services, health care,     positioning and strong anticipated growth    quarter of 2009, which was an improvement
IT and "leisure" (represented by the         relative to their peers. They focus on       from the 6.4% decrease in the first
consumer discretionary sector). To provide   companies that exhibit strong return on      quarter of 2009.2 Inflation, measured by a
diversification, Fund assets are divided     capital, cash flow, sustainable growth and   seasonally-adjusted Consumer Price Index,
more or less equally among securities of     superior business strategies that make       was relatively benign following a
companies from each sector in which the      them market leaders.                         significant decline in crude oil prices
Fund invests. Fund managers act                                                           from their all-time high reached in July
independently within sectors. At any given      In the resulting portfolio, each sector   2008.(3)
time, 20% of the Fund's assets can be        has approximately 20 to 25 holdings. The
invested outside of the five previously      Fund is rebalanced annually near fiscal
mentioned sectors.                           year-end to return the sectors to their
                                             approximate equal weightings.

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Biotechnology                      7.5%    1. Google Inc.- Class A              2.9%
Information Technology               23.7%   2. Oil & Gas Exploration & Production 6.0     2. Apple Inc.                        2.0
Health Care                          21.2    3. Integrated Oil & Gas               5.9     3. Amgen Inc.                        1.9
Consumer Discretionary               17.4    4. Life Sciences Tools & Services     4.2     4. Hewlett-Packard Co.               1.8
Energy                               16.7    5. Computer Hardware                  3.8     5. DaVita, Inc.                      1.7
Financials                           14.7                                                  6. Microsoft Corp.                   1.7
Consumer Staples                      4.5    ------------------------------------------    7. Thermo Fisher Scientific, Inc.    1.6
Money Market Funds Plus                      Total Net Assets           $383.2 million     8. Life Technologies Corp.           1.6
Other Assets Less Liabilities         1.8    Total Number of Holdings*             100     9. Walt Disney Co. (The)             1.6
                                                                                          10. UnitedHealth Group Inc.           1.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*  Excluding money market fund holdings.


4   AIM MULTI-SECTOR FUND

Unemployment, however, trended higher           Consumer spending remained weak in the                       WARREN TENNANT
during the fiscal year and ultimately        midst of the global economic recession
ended August 2009 at a rate of 9.7%          during the fiscal year. As a result, NEWS                       Chartered Financial
nationwide.(3)                               CORP., a diversified media company with                         Analyst, portfolio
                                             resources in filmed entertainment, the           [TENNANT       manager, is lead
   Against this backdrop, financial          Internet, television and newspapers, also        PHOTO]         manager of AIM
services, energy, industrials and            detracted from Fund performance. Shares of                      Multi-Sector Fund with
materials were among the weakest             News Corp. were sold during the fiscal                          respect to the
performing sectors of the S&P 500 Index.     year. Within consumer discretionary, new     Fund's investments in the information
Conversely, consumer staples, information    portfolio additions included FAMILY DOLLAR   technology sector. He has been associated
technology and health care were the best     STORES and TARGET as we believed consumers   with Invesco Aim and/or its affiliates
performing sectors. The Fund's overweight    would be driven to the price point general   since 2000.Mr. Tennant earned both a
to the five primary sectors it invests in    merchandise stores.                          B.B.A. in finance and an M.B.A. from The
relative to the S&P 500 Index affected                                                    University of Texas at Austin.
relative performance. The Fund's lack of        LIFE TECHNOLOGIES was the top
exposure in the industrials and materials    contributor to absolute Fund performance                        JUAN HARTSFIELD
sectors benefited our benchmark-relative     during the fiscal year. Life Technologies
performance.                                 manufactures tools used in basic research                       Chartered Financial
                                             at pharmaceutical firms and is expected to                      Analyst, portfolio
   As is customary, the Fund held a small    benefit from spending increases by the           [HARTSFIELD    manager, is lead
amount of cash which also benefited          National Institutes of Health. Therefore,        PHOTO]         manager of AIM
relative performance due to volatility in    we believed this company may have                               Multi-Sector Fund with
the stock market. On the other hand,         defensive growth characteristics.                               respect to the
overweight exposure in the financials and                                                 Fund's investments in the leisure sector.
energy sectors and security selection in        Also among top contributors to Fund       He began his investment career in 2000 and
the consumer discretionary sector hurt       performance was WEATHERFORD INTERNATIONAL,   joined Invesco Aim in 2004. Mr. Hartsfield
Fund performance relative to the S&P 500     a diversified energy service provider.       earned a B.S. in petroleum engineering
Index.                                       Energy service stocks experienced a          from The University of Texas at Austin and
                                             significant sell-off in the second half of   an M.B.A. from the University of Michigan.
 The largest single detractor from           2008 but benefited from the rally that
Fund performance was CITIGROUP, which        began in March.
struggled with credit-related losses                                                                         ANDREW LEES
during the fiscal year and lacked an         The Fund continues to offer exposure
excess capital cushion to absorb the         to five dynamic sectors we believe                              Portfolio manager, is
sizable losses. In an effort to restore      offer the best growth potential,                                lead manager of AIM
market confidence, the company received      yet with relatively low correlation to            [LEES         Multi-Sector Fund with
capital infusions under government           each other. Additionally, the Fund's              PHOTO]        respect to the Fund's
programs twice during 2008. Then in          structure provides potentially lower                            investments in the
February 2009, the company took the          volatility than a single sector given our                       energy sector.
dramatic step of recapitalizing via a        annual rebalancing and correlation           He began his investment career in 1994 and
preferred stock for common stock exchange.   considerations.
The result, in our opinion, bolstered                                                     joined Invesco Aim in 2005. Mr. Lees
Citigroup's capital position to among the                                                 earned a B.A. in economics from the
strongest in the world, but diluted our         As always, we thank you for your          University of Western Ontario and an
estimate of intrinsic value -- a value       continued investment in AIM Multi-Sector     M.B.A. with concentrations in finance and
that is based on the estimated future cash   Fund.                                        accounting from McGill University.
flows generated by the business. The Fund
continued to own shares of Citigroup at      (1) U.S. Federal Reserve                                        MICHAEL SIMON
fiscal year-end.
                                             (2) Bureau of Economic Analysis                                 Chartered Financial
S&P 500 INDEX WEIGHTINGS AND RETURNS                                                                         Analyst, senior
By sector, 8/31/08-8/31/09                   (3) Bureau of Labor Statistics                                  portfolio manager, is
                                                                                               [SIMON        lead manager of AIM
                    WEIGHTING(1)             The views and opinions expressed in               PHOTO]        Multi-Sector Fund with
SECTOR             as of 8/31/09  RETURN(2)  management's discussion of Fund                                 respect to the Fund's
Consumer                                     performance are those of Invesco Aim                            investments in the
Discretionary                                Advisors, Inc. These views and opinions                         financial
("Leisure")             9.08%     -12.49%    are subject to change at any time based on   services sector. He began his investment
Consumer Staples       11.48       -9.22     factors such as market and economic          career in 1989 and joined Invesco Aim in
Energy                 11.65      -28.01     conditions. These views and opinions may     2001. Mr. Simon earned a B.B.A. in finance
Financials             15.37      -28.72     not be relied upon as investment advice or   from Texas Christian University and an
Health Care            13.51      -10.52     recommendations, or as an offer for a        M.B.A. from the University of Chicago.
Industrials            10.02      -27.95     particular security. The information is
Information                                  not a complete analysis of every aspect of                      DEREK TANER
Technology             18.47       -9.38     any market, country, industry, security or
Materials               3.40      -24.28     the Fund. Statements of fact are from                           Chartered Financial
Telecommunication                            sources considered reliable, but Invesco                        Analyst, portfolio
Services                3.20      -15.12     Aim Advisors, Inc. makes no representation                      manager, is lead
Utilities               3.81      -18.79     or warranty as to their completeness or           [TANER        manager of AIM
Sources:                                     accuracy. Although historical performance         PHOTO]        Multi-Sector Fund with
                                             is no guarantee of future results, these                        respect to the Fund's
(1) Invesco Aim, Standard & Poor's           insights may help you understand our                            investments in the
                                             investment management philosophy.                               health care
(2) Lipper Inc.                                                                           sector. He began his investment career in
                                             See important Fund and index disclosures     1993 and joined Invesco Aim in 2005. Mr.
                                             later in this report.                        Taner earned a B.S. in business
                                                                                          administration with an emphasis in
                                                                                          accounting and finance and an M.B.A. from
                                                                                          the Haas School of Business at the
                                                                                          University of California (Berkeley).


5   AIM MULTI-SECTOR FUND

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
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YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT - OLDEST SHARE CLASSES WITH SALES CHARGES SINCE INCEPTION

Index data from 8/31/02, Fund data from 9/3/02

                               (PERFORMANCE GRAPH)

             AIM MULTI-     AIM MULTI-     AIM MULTI-                  LIPPER
            SECTOR FUND-   SECTOR FUND-   SECTOR FUND-               MULTI-CAP
               CLASS A        CLASS B        CLASS C     S&P 500     CORE FUNDS
               SHARES         SHARES         SHARES      INDEX(1)     INDEX(1)
            ------------   ------------   ------------   --------   -----------
8/31/2002                                                 10000        10000
    09/02        9160           9687           9687        8914         9080
    10/02        9727          10281          10281        9698         9655
    11/02       10155          10728          10728       10268        10243
    12/02        9701          10247          10247        9665         9655
    01/03        9657          10194          10194        9413         9492
    02/03        9563          10087          10087        9271         9328
    03/03        9638          10167          10167        9361         9358
    04/03       10274          10827          10827       10132        10086
    05/03       11093          11686          11673       10665        10768
    06/03       11143          11733          11727       10801        10929
    07/03       11281          11867          11854       10992        11140
    08/03       11533          12127          12113       11206        11482
    09/03       11300          11867          11860       11087        11330
    10/03       11917          12507          12500       11714        12004
    11/03       12087          12681          12674       11817        12192
    12/03       12665          13279          13272       12436        12678
    01/04       12998          13618          13611       12664        12976
    02/04       13246          13867          13867       12840        13177
    03/04       13128          13742          13735       12647        13028
    04/04       12828          13418          13411       12448        12753
    05/04       12887          13473          13473       12619        12906
    06/04       13245          13839          13832       12864        13192
    07/04       12691          13253          13246       12438        12651
    08/04       12633          13184          13184       12488        12642
    09/04       13167          13736          13729       12624        12912
    10/04       13422          13991          13992       12816        13107
    11/04       14106          14695          14688       13335        13765
    12/04       14511          15110          15104       13788        14249
    01/05       14229          14812          14806       13452        13924
    02/05       14898          15499          15495       13735        14206
    03/05       14536          15116          15112       13492        13983
    04/05       14202          14755          14757       13237        13602
    05/05       14891          15471          15467       13657        14159
    06/05       15226          15805          15801       13677        14315
    07/05       15922          16521          16517       14185        14922
    08/05       16168          16762          16758       14056        14854
    09/05       16262          16854          16850       14170        14987
    10/05       15895          16457          16461       13933        14677
    11/05       16530          17108          17106       14460        15242
    12/05       16787          17365          17363       14465        15420
    01/06       17708          18304          18304       14848        15993
    02/06       17388          17964          17963       14888        15929
    03/06       17640          18210          18209       15074        16284
    04/06       18090          18665          18665       15276        16486
    05/06       17400          17943          17941       14837        15915
    06/06       17393          17928          17926       14856        15868
    07/06       17230          17740          17738       14948        15678
    08/06       17421          17928          17926       15303        16049
    09/06       17749          18255          18252       15697        16393
    10/06       18185          18696          18694       16208        17003
    11/06       18778          19289          19287       16516        17406
    12/06       18926          19432          19429       16748        17601
    01/07       19135          19636          19633       17001        17984
    02/07       18878          19357          19354       16669        17747
    03/07       19107          19578          19575       16855        17934
    04/07       19840          20325          20315       17602        18632
    05/07       20630          21116          21113       18215        19329
    06/07       20380          20846          20843       17913        19162
    07/07       19950          20400          20395       17358        18549
    08/07       20054          20487          20483       17618        18669
    09/07       20983          21440          21435       18276        19319
    10/07       21614          22055          22050       18567        19709
    11/07       20380          20789          20776       17790        18823
    12/07       20337          20729          20724       17667        18651
    01/08       19052          19407          19402       16608        17604
    02/08       18863          19199          19194       16069        17140
    03/08       18486          18807          18803       15999        16899
    04/08       19699          20030          20027       16778        17748
    05/08       20512          20845          20842       16995        18183
    06/08       19154          19453          19449       15564        16733
    07/08       18158          18429          18426       15433        16489
    08/08       18405          18667          18666       15656        16646
    09/08       16152          16367          16364       14263        14790
    10/08       13218          13390          13388       11868        11996
    11/08       11620          11767          11764       11016        10949
    12/08       11693          11828          11833       11132        11294
    01/09       10836          10954          10959       10195        10495
    02/09        9894           9991           9995        9113         9524
    03/09       10667          10768          10764        9910        10293
    04/09       11853          11965          11962       10857        11627
    05/09       12802          12912          12910       11464        12344
    06/09       12749          12855          12853       11487        12333
    07/09       13789          13891          13889       12354        13356
    08/09       14303          14384          14377       12800        13811

(1)  Lipper Inc.

Past performance cannot guarantee            an index of funds reflects fund expenses     shown in the chart. The vertical axis, the
comparable future results.                   and management fees; performance of a        one that indicates the dollar value of an
                                             market index does not. Performance shown     investment, is constructed with each
   The data shown in the chart include       in the chart and table(s) does not reflect   segment representing a percent change in
reinvested distributions, applicable sales   deduction of taxes a shareholder would pay   the value of the investment. In this
charges, Fund expenses and management        on Fund distributions or sale of Fund        chart, each segment represents a doubling,
fees. Results for Class B shares are         shares.                                      or 100% change, in the value of the
calculated as if a hypothetical                                                           investment. In other words, the space
shareholder had liquidated his entire           This chart, which is a logarithmic        between $5,000 and $10,000 is the same
investment in the Fund at the close of the   chart, presents the fluctuations in the      size as the space between $10,000 and
reporting period and paid the applicable     value of the Fund and its indexes. We        $20,000, and so on.
contingent deferred sales charges. Index     believe that a logarithmic chart is more
results include reinvested dividends, but    effective than other types of charts in
they do not reflect sales charges.           illustrating changes in value during the
Performance of                               early years


6   AIM MULTI-SECTOR FUND

------------------------------------------   ------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
                                                                                          FUND PROSPECTUS AS OF THE DATE OF THIS
As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar      REPORT FOR CLASS A, CLASS B, CLASS C AND
applicable sales charges                     quarter-end, including maximum applicable    CLASS Y SHARES WAS 1.22%, 1.97%, 1.97% AND
                                             sales charges                                0.97%, RESPECTIVELY. THE EXPENSE RATIOS
CLASS A SHARES                                                                            PRESENTED ABOVE MAY VARY FROM THE EXPENSE
Inception (9/3/02)        5.25%              CLASS A SHARES                               RATIOS PRESENTED IN OTHER SECTIONS OF THIS
   5 Years                1.35               Inception (9/3/02)        3.63%              REPORT THAT ARE BASED ON EXPENSES INCURRED
   1 Year               -26.60                  5 Years               -1.87               DURING THE PERIOD COVERED BY THIS
CLASS B SHARES                                  1 Year               -37.09               REPORT.
Inception (9/3/02)        5.34%              CLASS B SHARES
   5 Years                1.41               Inception (9/3/02)        3.75%                 CLASS A SHARE PERFORMANCE REFLECTS THE
   1 Year               -26.60                  5 Years               -1.80               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS C SHARES                                  1 Year               -37.05               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (9/3/02)        5.33%              CLASS C SHARES                               APPLICABLE CONTINGENT DEFERRED SALES
   5 Years                1.75               Inception (9/3/02)        3.74%              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   1 Year               -23.68                  5 Years               -1.46               CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS Y SHARES                                  1 Year               -34.55               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception                 6.14%              CLASS Y SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
   5 Years                2.56               Inception                 4.53%              CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   1 Year               -22.14                  5 Years               -0.71               YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
                                                1 Year               -33.30               HAVE A FRONT-END SALES CHARGE OR A CDSC;
                                                                                          THEREFORE, PERFORMANCE IS AT NET ASSET
                                                                                          VALUE.
CLASS Y SHARES' INCEPTION DATE IS OCTOBER
3, 2008; RETURNS SINCE THAT DATE ARE         RESULTS; CURRENT PERFORMANCE MAY BE LOWER       THE PERFORMANCE OF THE FUND'S SHARE
ACTUAL RETURNS. ALL OTHER RETURNS ARE        OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR   CLASSES WILL DIFFER PRIMARILY DUE TO
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      THE MOST RECENT MONTH-END PERFORMANCE.       DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE AND RESTATED CLASS A SHARE       PERFORMANCE FIGURES REFLECT REINVESTED       CLASS EXPENSES.
PERFORMANCE (FOR PERIODS PRIOR TO THE        DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
INCEPTION DATE OF CLASS Y SHARES) AT NET     AND THE EFFECT OF THE MAXIMUM SALES CHARGE      HAD THE ADVISOR NOT WAIVED FEES AND/OR
ASSET VALUE. THE RESTATED CLASS A SHARE      UNLESS OTHERWISE STATED. INVESTMENT RETURN   REIMBURSED EXPENSES IN THE PAST,
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   PERFORMANCE WOULD HAVE BEEN LOWER.
APPLICABLE TO CLASS A SHARES AS WELL AS      YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    SHARES.                                      (1) Total annual operating expenses less
RECEIVED BY CLASS A SHARES. CLASS A                                                           any contractual fee waivers and/or
SHARES' INCEPTION DATE IS SEPTEMBER 3,          THE NET ANNUAL FUND OPERATING EXPENSE         expense reimbursements by the advisor
2002.                                        RATIO SET FORTH IN THE MOST RECENT FUND          in effect through at least June 30,
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT         2010. See current prospectus for more
   THE PERFORMANCE DATA QUOTED REPRESENT     FOR CLASS A, CLASS B, CLASS C AND CLASS Y        information.
PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES WAS 1.21%, 1.96%, 1.96% AND 0.96%,
COMPARABLE FUTURE                            RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
                                             OPERATING

------------------------------------------------------------------------------------------------------------------------------------
continued from page 8
                                             ------------------------------------------
-  The Fund is not managed to track the      OTHER INFORMATION                               assets of the Fund at period end for
   performance of any particular index,                                                      financial reporting purposes, and as
   including the indexes defined here, and   -  The Chartered Financial Analysts(R)          such, the net asset values for
   consequently, the performance of the         (CFA(R)) designation is globally             shareholder transactions and the
   Fund may deviate significantly from the      recognized and attests to a                  returns based on those net asset values
   performance of the indexes.                  charterholder's success in a rigorous        may differ from the net asset values
                                                and comprehensive study program in the       and returns reported in the Financial
-  A direct investment cannot be made in        field of investment management and           Highlights.
   an index. Unless otherwise indicated,        research analysis.
   index results include reinvested                                                       -  Industry classifications used in this
   dividends, and they do not reflect        -  The returns shown in management's            report are generally according to the
   sales recharges. Performance of an           discussion of Fund performance are           Global Industry Classification
   index of funds reflects fund expenses;       based on net asset values calculated         Standard, which was developed by and is
   performance of a market index does not.      for shareholder transactions. Generally      the exclusive property and a service
                                                accepted accounting principles require       mark of MSCI Inc. and Standard &
                                                adjustments to be made to the net            Poor's.


7   AIM MULTI-SECTOR FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM MULTI-SECTOR FUND'S INVESTMENT OBJECTIVE IS CAPITAL GROWTH.

-  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

-  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES                             services offered by health care              can cause significant price volatility.
                                                companies. Also, the products and            The securities of small and mid-sized
-  Effective September 30, 2003, for            services offered by health care              companies may be illiquid, restricted
   qualified plans only, those previously       companies may be subject to rapid            as to resale, or may trade less
   established are eligible to purchase         obsolescence caused by scientific            frequently and in smaller volume than
   Class B shares of any AIM fund. Please       advances and technological innovations,      more widely held securities, which may
   see the prospectus for more                  which can cause Fund shares to rise and      make it difficult for fund to establish
   information.                                 fall more than the value of shares of        or close out a position in these
                                                funds that invest more broadly.              securities at prevailing market prices.
-  Class Y shares are available to only
   certain investors. Please see the         -  The Fund's investments in different       -  The prices of securities held by the
   prospectus for more information.             independently managed sectors create         Fund may decline in response to market
                                                allocation risk, which is the risk that      risks.
PRINCIPAL RISKS OF INVESTING IN THE FUND        the allocation of investments among the
                                                sectors may have a more significant       -  The Fund's investments are concentrated
-  The businesses in which the Fund             effect on the Fund's net asset value         in a comparatively narrow segment of
   invests may be adversely affected by         when one of the sectors is performing        the economy. Consequently, the Fund may
   foreign government, federal or state         more poorly than the other(s). Active        tend to be more volatile than other
   regulations on energy production,            rebalancing of the Fund among the            mutual funds, and the value of the
   distribution and sale. Short-term            sectors may result in increased              Fund's investments may tend to rise and
   fluctuations in commodity prices may         transaction costs.                           fall more rapidly.
   influence Fund returns and increase
   price fluctuations of the Fund's          -  The leisure sector depends on consumer    -  Many of the products and services
   shares.                                      discretionary spending, which generally      offered in technology-related
                                                falls during economic downturns.             industries are subject to rapid
-  Prices of equity securities change in                                                     obsolescence, which may lower the value
   response to many factors, including the   -  There is no guarantee that the               of securities of companies in this
   historical and prospective earnings of       investment techniques and risk analysis      sector.
   the issuer, the value of its assets,         used by the Fund's portfolio managers
   general economic conditions, interest        will produce the desired results.         -  Start-up or early stage companies, such
   rates, investor perceptions and market                                                    as venture capital companies, generally
   liquidity.                                -  Stocks fall into three broad market          have limited operating histories, no
                                                capitalization categories -- large,          present market for their technologies
-  The financial services sector is             medium, and small. Investing primarily       or products, and no history of earnings
   subject to extensive government              in one category carries the risk that,       or financial services.
   regulation, which may change                 due to current market conditions, that
   frequently. The profitability of             category may be out of favor with         ------------------------------------------
   businesses in this sector depends            investors. Small and mid-sized            ABOUT INDEXES USED IN THIS REPORT
   heavily on the availability and cost of      companies may tend to be more
   money and may fluctuate significantly        vulnerable to adverse developments and    -  The S&P 500(R) INDEX is a market
   in response to changes to interest           more volatile than larger companies.         capitalization-weighted index covering
   rates and general economic conditions.       Investments in small and mid-sized           all major areas of the U.S. economy. It
                                                companies may involve special risks,         is not the 500 largest companies, but
-  Foreign securities have additional           including those associated with              rather the most widely held 500
   risks, including exchange rate changes,      dependence on a small management group,      companies chosen with respect to market
   political and economic upheaval,             little of no operating history, little       size, liquidity and their industry.
   relative lack of information,                or no track record of success, and
   relatively low market liquidity, and         limited product lines, market and         -  The LIPPER MULTI-CAP CORE FUNDS INDEX
   the potential lack of strict financial       financial resources. Also, there may be      is an equally weighted representation
   and accounting controls and standards.       less publicly available information          of the largest funds in the Lipper
                                                about the issuers of the securities or       Multi-Cap Core Funds category. These
-  The value of the Fund's shares is            less market interest in such securities      funds typically have an average
   particularly vulnerable to factors           than in the case of larger companies,        price-to-earnings ratio, price-to-book
   affecting the health care industry,          each of which                                ratio, and three-year sales-per-share
   such as substantial government                                                            growth value, compared to the S&P
   regulation that may affect the demand                                                     Composite 1500 Index.
   for products and

                                                                                          continued on page 7

                                                                                          ------------------------------------------
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Class A Shares                       IAMSX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class B Shares                       IBMSX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class C Shares                       ICMSX
                                                                                          Class Y Shares                       IAMYX
---------------------------------------------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


8   AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.19%

ADVERTISING-1.21%

Omnicom Group Inc.                                      127,116    $  4,616,853
===============================================================================


APPAREL RETAIL-0.89%

TJX Cos., Inc. (The)                                     94,929       3,412,698
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.97%

Polo Ralph Lauren Corp.                                  56,010       3,717,944
===============================================================================


APPLICATION SOFTWARE-0.69%

Adobe Systems Inc.(b)                                    84,031       2,640,254
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.41%

Federated Investors, Inc.-Class B                        79,594       2,089,342
-------------------------------------------------------------------------------
State Street Corp.                                       63,395       3,326,970
===============================================================================
                                                                      5,416,312
===============================================================================


BIOTECHNOLOGY-7.47%

Amgen Inc.(b)                                           120,895       7,222,267
-------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                         160,004       2,635,266
-------------------------------------------------------------------------------
Celgene Corp.(b)                                         98,351       5,130,972
-------------------------------------------------------------------------------
Genzyme Corp.(b)                                         76,033       4,235,799
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                128,119       5,773,042
-------------------------------------------------------------------------------
United Therapeutics Corp.(b)                             39,561       3,620,227
===============================================================================
                                                                     28,617,573
===============================================================================


BREWERS-2.11%

Anheuser-Busch InBev N.V. (Belgium)                      98,374       4,247,487
-------------------------------------------------------------------------------
Heineken N.V. (Netherlands)(c)                           91,284       3,853,675
===============================================================================
                                                                      8,101,162
===============================================================================


CABLE & SATELLITE-0.98%

Comcast Corp.-Class A                                   245,150       3,755,698
-------------------------------------------------------------------------------
Time Warner Cable, Inc.                                      --               0
===============================================================================
                                                                      3,755,698
===============================================================================


CASINOS & GAMING-2.24%

International Game Technology                           240,945       5,040,569
-------------------------------------------------------------------------------
Penn National Gaming, Inc.(b)                           120,903       3,531,577
===============================================================================
                                                                      8,572,146
===============================================================================


COMMUNICATIONS EQUIPMENT-3.35%

Cisco Systems, Inc.(b)                                  198,299       4,283,259
-------------------------------------------------------------------------------
QUALCOMM Inc.                                           117,672       5,462,334
-------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                      42,133       3,078,237
===============================================================================
                                                                     12,823,830
===============================================================================


COMPUTER HARDWARE-3.79%

Apple Inc.(b)                                            46,397       7,804,440
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     149,516       6,711,773
===============================================================================
                                                                     14,516,213
===============================================================================


COMPUTER STORAGE & PERIPHERALS-1.82%

EMC Corp.(b)                                            295,686       4,701,407
-------------------------------------------------------------------------------
Western Digital Corp.(b)                                 66,332       2,273,861
===============================================================================
                                                                      6,975,268
===============================================================================


CONSUMER FINANCE-2.64%

American Express Co.                                    129,757       4,388,382
-------------------------------------------------------------------------------
Capital One Financial Corp.                             153,721       5,732,256
===============================================================================
                                                                     10,120,638
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.69%

MasterCard, Inc.-Class A                                  8,277       1,677,168
-------------------------------------------------------------------------------
Western Union Co.                                        54,094         975,856
===============================================================================
                                                                      2,653,024
===============================================================================


DEPARTMENT STORES-2.07%

Kohl's Corp.(b)                                          87,994       4,539,610
-------------------------------------------------------------------------------
Nordstrom, Inc.(c)                                      121,274       3,400,523
===============================================================================
                                                                      7,940,133
===============================================================================


DIVERSIFIED CAPITAL MARKETS-0.96%

UBS AG (Switzerland)(b)                                 201,038       3,683,016
===============================================================================


DRUG RETAIL-1.23%

CVS Caremark Corp.                                      126,049       4,729,358
===============================================================================


ELECTRONIC COMPONENTS-1.01%

Corning Inc.                                            256,445       3,867,191
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.12%

Flextronics International Ltd. (Singapore)(b)            76,324         452,601
===============================================================================


GENERAL MERCHANDISE STORES-2.03%

Family Dollar Stores, Inc.                              106,356       3,220,460
-------------------------------------------------------------------------------
Target Corp.                                             96,939       4,556,133
===============================================================================
                                                                      7,776,593
===============================================================================


HEALTH CARE EQUIPMENT-1.35%

Medtronic, Inc.                                         135,106       5,174,560
===============================================================================


HEALTH CARE FACILITIES-0.71%

Rhoen-Klinikum AG (Germany)                             121,643       2,734,652
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
HEALTH CARE SERVICES-3.04%

DaVita, Inc.(b)                                         124,901    $  6,458,631
-------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                 71,790       5,184,674
===============================================================================
                                                                     11,643,305
===============================================================================


HOME ENTERTAINMENT SOFTWARE-0.29%

Nintendo Co., Ltd. (Japan)                                4,100       1,105,612
===============================================================================


HOTELS, RESORTS & CRUISE LINES-1.19%

Marriott International, Inc.-Class A                    190,813       4,560,441
===============================================================================


INSURANCE BROKERS-0.73%

Marsh & McLennan Cos., Inc.                             119,010       2,801,495
===============================================================================


INTEGRATED OIL & GAS-5.93%

BP PLC-ADR (United Kingdom)                              45,000       2,315,250
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        47,000       3,250,050
-------------------------------------------------------------------------------
Hess Corp.                                               38,000       1,922,420
-------------------------------------------------------------------------------
Marathon Oil Corp.                                       84,000       2,593,080
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                               70,000       5,117,000
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Brazil)                    93,000       3,686,520
-------------------------------------------------------------------------------
Total S.A.-ADR (France)                                  67,000       3,837,090
===============================================================================
                                                                     22,721,410
===============================================================================


INTERNET SOFTWARE & SERVICES-2.85%

Google Inc.-Class A(b)                                   23,659      10,922,651
===============================================================================


INVESTMENT BANKING & BROKERAGE-0.59%

Morgan Stanley                                           78,514       2,273,765
===============================================================================


IT CONSULTING & OTHER SERVICES-0.92%

Amdocs Ltd.(b)                                          144,351       3,510,616
===============================================================================


LIFE & HEALTH INSURANCE-0.59%

StanCorp Financial Group, Inc.                           59,753       2,261,651
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-4.22%

Life Technologies Corp.(b)                              137,255       6,111,965
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                187,190       3,764,391
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                       139,004       6,284,371
===============================================================================
                                                                     16,160,727
===============================================================================


MANAGED HEALTH CARE-1.53%

UnitedHealth Group Inc.                                 209,998       5,879,944
===============================================================================


MOVIES & ENTERTAINMENT-2.53%

Time Warner Inc.                                        131,045       3,657,466
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                   232,406       6,051,852
===============================================================================
                                                                      9,709,318
===============================================================================


OIL & GAS DRILLING-1.93%

ENSCO International Inc.                                 70,000       2,583,000
-------------------------------------------------------------------------------
Noble Corp.                                              59,000       2,066,770
-------------------------------------------------------------------------------
Transocean Ltd.(b)                                       36,000       2,730,240
===============================================================================
                                                                      7,380,010
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-2.82%

Halliburton Co.                                         149,000       3,532,790
-------------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                           80,000       2,908,000
-------------------------------------------------------------------------------
Weatherford International Ltd.(b)                       219,000       4,369,050
===============================================================================
                                                                     10,809,840
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-6.03%

Apache Corp.                                             51,000       4,332,450
-------------------------------------------------------------------------------
Chesapeake Energy Corp.                                  89,000       2,032,760
-------------------------------------------------------------------------------
Continental Resources, Inc.(b)(c)                       105,000       3,706,500
-------------------------------------------------------------------------------
Devon Energy Corp.                                       34,000       2,086,920
-------------------------------------------------------------------------------
EOG Resources, Inc.                                      37,000       2,664,000
-------------------------------------------------------------------------------
Range Resources Corp.                                    91,000       4,401,670
-------------------------------------------------------------------------------
Southwestern Energy Co.(b)                              105,000       3,870,300
===============================================================================
                                                                     23,094,600
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.07%

Bank of America Corp.                                   268,170       4,717,110
-------------------------------------------------------------------------------
Citigroup Inc.                                          516,697       2,583,485
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    102,253       4,443,916
===============================================================================
                                                                     11,744,511
===============================================================================


PHARMACEUTICALS-2.88%

Novartis AG-ADR (Switzerland)                            74,659       3,469,404
-------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                           36,716       5,842,367
-------------------------------------------------------------------------------
Wyeth                                                    36,173       1,730,878
===============================================================================
                                                                     11,042,649
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.44%

XL Capital Ltd.-Class A                                 318,434       5,524,830
===============================================================================


REGIONAL BANKS-2.64%

Fifth Third Bancorp                                     416,726       4,558,983
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    124,001       2,897,903
-------------------------------------------------------------------------------
Zions Bancorp.(c)                                       150,720       2,663,222
===============================================================================
                                                                     10,120,108
===============================================================================


RESTAURANTS-2.09%

Darden Restaurants, Inc.                                131,144       4,318,572
-------------------------------------------------------------------------------
McDonald's Corp.                                         65,864       3,704,191
===============================================================================
                                                                      8,022,763
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-1.26%

ASML Holding N.V.-New York Shares (Netherlands)(c)       96,430    $  2,648,932
-------------------------------------------------------------------------------
Cymer, Inc.(b)                                           62,397       2,195,127
===============================================================================
                                                                      4,844,059
===============================================================================


SEMICONDUCTORS-3.09%

Avago Technologies Ltd. (Singapore)(b)                   72,553       1,320,465
-------------------------------------------------------------------------------
Intel Corp.                                             277,133       5,631,342
-------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)(c)                                           252,121       2,697,695
-------------------------------------------------------------------------------
Xilinx, Inc.                                             98,098       2,181,699
===============================================================================
                                                                     11,831,201
===============================================================================


SOFT DRINKS-1.12%

PepsiCo, Inc.                                            75,712       4,290,599
===============================================================================


SPECIALIZED CONSUMER SERVICES-0.36%

H&R Block, Inc.                                          79,389       1,371,842
===============================================================================


SPECIALIZED FINANCE-0.60%

Moody's Corp.                                            83,844       2,283,911
===============================================================================


SPECIALTY STORES-0.82%

PetSmart, Inc.                                          150,902       3,155,361
===============================================================================


SYSTEMS SOFTWARE-3.35%

Ariba Inc.(b)                                           278,489       3,191,484
-------------------------------------------------------------------------------
Microsoft Corp.                                         257,541       6,348,386
-------------------------------------------------------------------------------
Oracle Corp.                                            150,935       3,300,948
===============================================================================
                                                                     12,840,818
===============================================================================


TECHNOLOGY DISTRIBUTORS-0.54%

Anixter International Inc.(b)                            58,919       2,066,879
===============================================================================
  Total Common Stocks & Other Equity Interests
     (Cost $407,130,343)                                            376,272,633
===============================================================================



MONEY MARKET FUNDS-1.80%

Liquid Assets Portfolio-Institutional Class(d)        3,447,963       3,447,963
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              3,447,964       3,447,964
===============================================================================
  Total Money Market Funds (Cost $6,895,927)                          6,895,927
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.99% (Cost $414,026,270)                                  383,168,560
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-3.20%

Liquid Assets Portfolio-Institutional Class (Cost
  $12,278,327)(d)(e)                                 12,278,327      12,278,327
===============================================================================
TOTAL INVESTMENTS-103.19% (Cost $426,304,597)                       395,446,887
===============================================================================
OTHER ASSETS LESS LIABILITIES-(3.19)%                               (12,240,817)
===============================================================================
NET ASSETS-100.00%                                                 $383,206,070
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at August 31, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM MULTI-SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $407,130,343)*                          $ 376,272,633
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        19,174,254
=================================================================================
     Total investments, at value (Cost $426,304,597)                  395,446,887
=================================================================================
Receivables for:
  Investments sold                                                      2,363,869
---------------------------------------------------------------------------------
  Fund shares sold                                                        233,720
---------------------------------------------------------------------------------
  Dividends                                                               409,317
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          10,154
---------------------------------------------------------------------------------
Other assets                                                               26,070
=================================================================================
     Total assets                                                     398,490,017
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 1,814,505
---------------------------------------------------------------------------------
  Fund shares reacquired                                                  764,388
---------------------------------------------------------------------------------
  Collateral upon return of securities loaned                          12,278,327
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              278,469
---------------------------------------------------------------------------------
  Accrued other operating expenses                                        101,965
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         46,293
=================================================================================
     Total liabilities                                                 15,283,947
=================================================================================
Net assets applicable to shares outstanding                         $ 383,206,070
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 572,850,303
---------------------------------------------------------------------------------
Undistributed net investment income                                     1,406,338
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (160,193,675)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (30,856,896)
=================================================================================
                                                                    $ 383,206,070
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $ 218,771,544
_________________________________________________________________________________
=================================================================================
Class B                                                             $  37,205,571
_________________________________________________________________________________
=================================================================================
Class C                                                             $  44,022,967
_________________________________________________________________________________
=================================================================================
Class Y                                                             $   1,071,826
_________________________________________________________________________________
=================================================================================
Institutional Class                                                 $  82,134,162
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                11,713,859
_________________________________________________________________________________
=================================================================================
Class B                                                                 2,092,368
_________________________________________________________________________________
=================================================================================
Class C                                                                 2,477,276
_________________________________________________________________________________
=================================================================================
Class Y                                                                    57,270
_________________________________________________________________________________
=================================================================================
Institutional Class                                                     4,307,052
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $       18.68
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.68 divided by 94.50%)                  $       19.77
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $       17.78
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $       17.77
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $       18.72
_________________________________________________________________________________
=================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       19.07
_________________________________________________________________________________
=================================================================================



* At August 31, 2009, securities with an aggregate value of $11,725,470 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM MULTI-SECTOR FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $159,327)                           $   6,586,766
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $589,656)                                                                           807,610
================================================================================================
     Total investment income                                                           7,394,376
================================================================================================


EXPENSES:

Advisory fees                                                                          2,791,827
------------------------------------------------------------------------------------------------
Administrative services fees                                                             132,734
------------------------------------------------------------------------------------------------
Custodian fees                                                                            31,134
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                580,709
------------------------------------------------------------------------------------------------
  Class B                                                                                393,988
------------------------------------------------------------------------------------------------
  Class C                                                                                442,826
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                   1,056,760
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,783
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 31,912
------------------------------------------------------------------------------------------------
Other                                                                                    321,837
================================================================================================
     Total expenses                                                                    5,786,510
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (29,446)
================================================================================================
     Net expenses                                                                      5,757,064
================================================================================================
Net investment income                                                                  1,637,312
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(1,740,945))                                                    (156,992,407)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      93,118
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (71,987)
================================================================================================
                                                                                    (156,971,276)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (33,915,692)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (395)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      (81,408)
================================================================================================
                                                                                     (33,997,495)
================================================================================================
Net realized and unrealized gain (loss)                                             (190,968,771)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(189,331,459)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM MULTI-SECTOR FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   1,637,312    $   1,466,684
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (156,971,276)      29,652,453
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (33,997,495)    (100,287,883)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (189,331,459)     (69,168,746)
=========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                       (721,996)              --
---------------------------------------------------------------------------------------------------------
  Class Y                                                                         (1,333)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (682,511)        (152,613)
=========================================================================================================
     Total distributions from net investment income                           (1,405,840)        (152,613)
=========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                    (10,704,183)     (22,809,049)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,933,014)      (4,051,667)
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,101,270)      (4,556,738)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (17,388)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (4,031,180)      (7,701,731)
=========================================================================================================
     Total distributions from net realized gains                             (18,787,035)     (39,119,185)
=========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                    (76,767,968)     (27,022,573)
---------------------------------------------------------------------------------------------------------
  Class B                                                                    (11,082,703)      (7,727,099)
---------------------------------------------------------------------------------------------------------
  Class C                                                                    (13,265,760)      (1,401,455)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                      1,005,711               --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (31,483,048)      13,901,069
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (131,593,768)     (22,250,058)
=========================================================================================================
     Net increase (decrease) in net assets                                  (341,118,102)    (130,690,602)
=========================================================================================================


NET ASSETS:

  Beginning of year                                                          724,324,172      855,014,774
=========================================================================================================
  End of year (includes undistributed net investment income of
     $1,406,338 and $1,077,999, respectively)                              $ 383,206,070    $ 724,324,172
_________________________________________________________________________________________________________
=========================================================================================================




NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is capital growth.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


14        AIM MULTI-SECTOR FUND

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

15        AIM MULTI-SECTOR FUND
      and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

16        AIM MULTI-SECTOR FUND
      associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees of $21,799.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,144.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


17        AIM MULTI-SECTOR FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $36,961 in front-end sales commissions from the sale of Class A shares and $4,384, $91,007 and $4,130 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1         LEVEL 2      LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $388,498,908     $6,947,979       $--       $395,446,887
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2009, the Fund engaged in securities purchases of $76,564 and securities sales of $5,839,924, which resulted in net realized gains (losses) of $(1,740,945).

NOTE 5--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,503.


18        AIM MULTI-SECTOR FUND

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $4,431 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                 2009            2008
--------------------------------------------------------------------------------------------------------
Ordinary income                                                              $ 1,409,975     $ 6,513,488
--------------------------------------------------------------------------------------------------------
Long-term capital gain                                                        18,782,900      32,758,310
========================================================================================================
Total distributions                                                          $20,192,875     $39,271,798
________________________________________________________________________________________________________
========================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $   1,454,193
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments                            (31,709,780)
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- other investments                                             814
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (47,855)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                              (103,541,251)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (55,800,354)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        572,850,303
================================================================================================
Total net assets                                                                   $ 383,206,070
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                    $55,800,354
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


19        AIM MULTI-SECTOR FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $127,463,040 and $266,583,073, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 46,027,516
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (77,737,296)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(31,709,780)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $427,156,667.


NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions on August 31, 2009, undistributed net investment income was increased by $96,867, undistributed net realized gain (loss) was decreased by $88,984 and shares of beneficial interest decreased by $7,883. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                            -------------------------------------------------------------
                                                                       2009(a)                           2008
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,430,932     $  42,223,567      3,807,565     $ 104,448,073
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      338,897         5,569,903        616,606        16,114,652
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      422,586         6,640,016        558,328        14,810,636
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    71,812         1,243,553             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          263,613         4,423,162        614,220        17,320,624
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      716,046        10,626,125        781,183        21,599,713
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      122,794         1,744,905        140,981         3,755,744
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      138,864         1,971,869        161,954         4,312,829
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        1,261            18,721             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          312,372         4,713,691        278,854         7,833,000
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      258,699         4,216,415        339,068         9,189,273
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (270,776)       (4,216,415)      (352,600)       (9,189,273)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (8,230,046)     (133,834,075)    (5,981,685)     (162,259,632)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (922,382)      (14,181,096)      (708,031)      (18,408,222)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,400,392)      (21,877,645)      (793,160)      (20,524,920)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (15,803)         (256,563)            --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (2,332,008)      (40,619,901)      (414,377)      (11,252,555)
=========================================================================================================================
     Net increase (decrease) in share activity              (8,093,531)    $(131,593,768)      (951,094)    $ (22,250,058)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      23,026      $ 475,716
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (23,026)      (475,716)
     __________________________________________________________________________________________________
     ==================================================================================================





20        AIM MULTI-SECTOR FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      NET GAINS
                           NET ASSET      NET        (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT  SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME      REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD   (LOSS)(a)     UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $25.33     $ 0.07         $(5.93)        $(5.86)     $(0.05)       $(0.74)        $(0.79)
Year ended 08/31/08           28.93       0.07          (2.34)         (2.27)         --         (1.33)         (1.33)
Year ended 08/31/07           25.53      (0.04)          3.88           3.84       (0.12)        (0.32)         (0.44)
Year ended 08/31/06           24.16       0.17           1.69           1.86          --         (0.49)         (0.49)
Year ended 08/31/05           19.37      (0.05)(e)       5.40           5.35          --         (0.56)         (0.56)
------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09           24.27      (0.05)         (5.70)         (5.75)         --         (0.74)         (0.74)
Year ended 08/31/08           27.97      (0.13)         (2.24)         (2.37)         --         (1.33)         (1.33)
Year ended 08/31/07           24.79      (0.24)          3.76           3.52       (0.02)        (0.32)         (0.34)
Year ended 08/31/06           23.64      (0.02)          1.66           1.64          --         (0.49)         (0.49)
Year ended 08/31/05           19.09      (0.20)(e)       5.31           5.11          --         (0.56)         (0.56)
------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09           24.26      (0.05)         (5.70)         (5.75)         --         (0.74)         (0.74)
Year ended 08/31/08           27.96      (0.13)         (2.24)         (2.37)         --         (1.33)         (1.33)
Year ended 08/31/07           24.78      (0.24)          3.76           3.52       (0.02)        (0.32)         (0.34)
Year ended 08/31/06           23.63      (0.02)          1.66           1.64          --         (0.49)         (0.49)
Year ended 08/31/05           19.09      (0.20)(e)       5.30           5.10          --         (0.56)         (0.56)
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(f)        20.66       0.10          (1.24)         (1.14)      (0.06)        (0.74)         (0.80)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09           25.81       0.17          (6.05)         (5.88)      (0.12)        (0.74)         (0.86)
Year ended 08/31/08           29.35       0.19          (2.37)         (2.18)      (0.03)        (1.33)         (1.36)
Year ended 08/31/07           25.83       0.09           3.93           4.02       (0.18)        (0.32)         (0.50)
Year ended 08/31/06           24.33       0.29           1.70           1.99          --         (0.49)         (0.49)
Year ended 08/31/05           19.41       0.06(e)        5.42           5.48          --         (0.56)         (0.56)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                      RATIO OF          RATIO OF
                                                                      EXPENSES          EXPENSES
                                                                     TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                     NET ASSETS      ASSETS WITHOUT    INVESTMENT
                            NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                           VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                            OF PERIOD  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $18.68      (22.34)%    $218,772           1.39%(d)          1.40%(d)        0.43%(d)       31%
Year ended 08/31/08           25.33       (8.22)      418,874           1.21              1.22            0.24           58
Year ended 08/31/07           28.93       15.13       508,895           1.23              1.29           (0.15)          44
Year ended 08/31/06           25.53        7.74       311,492           1.30              1.37            0.67           66
Year ended 08/31/05           24.16       28.01        99,721           1.53              1.59           (0.25)(e)       63
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09           17.78      (22.93)       37,206           2.14(d)           2.15(d)        (0.32)(d)       31
Year ended 08/31/08           24.27       (8.89)       68,526           1.96              1.97           (0.51)          58
Year ended 08/31/07           27.97       14.26        87,469           1.98              2.04           (0.90)          44
Year ended 08/31/06           24.79        6.97        73,997           2.05              2.12           (0.08)          66
Year ended 08/31/05           23.64       27.15        24,953           2.20              2.26           (0.92)(e)       63
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09           17.77      (22.94)       44,023           2.14(d)           2.15(d)        (0.32)(d)       31
Year ended 08/31/08           24.26       (8.89)       80,439           1.96              1.97           (0.51)          58
Year ended 08/31/07           27.96       14.27        94,760           1.98              2.04           (0.90)          44
Year ended 08/31/06           24.78        6.97        69,604           2.05              2.12           (0.08)          66
Year ended 08/31/05           23.63       27.10        29,981           2.20              2.26           (0.92)(e)       63
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(f)        18.72       (4.54)        1,072           1.17(d)(g)        1.18(d)(g)      0.65(d)(g)     31
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09           19.07      (21.89)       82,134           0.81(d)           0.82(d)         1.01(d)        31
Year ended 08/31/08           25.81       (7.81)      156,486           0.75              0.76            0.70           58
Year ended 08/31/07           29.35       15.67       163,891           0.77              0.83            0.31           44
Year ended 08/31/06           25.83        8.23        87,147           0.83              0.90            1.14           66
Year ended 08/31/05           24.33       28.64        45,628           1.02              1.08            0.26(e)        63
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $232,284, $39,399, $44,283, $638 and $90,821 for Class A, Class B, Class C, Class R,
     Class Y, Investor Class and Institutional Class shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%; $(0.21) and (0.97)%; $(0.21) and (0.97)%; $0.05 and
     0.21% for Class A, Class B, Class C and Institutional Class shares, respectively.
(f)  Commencement date of October 3, 2008.
(g)  Annualized.


21        AIM MULTI-SECTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Multi-Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Multi-Sector Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas





22        AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,444.70       $ 8.87      $1,017.95       $ 7.32       1.44%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,439.70        13.47       1,014.17        11.12       2.19
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,438.90        13.46       1,014.17        11.12       2.19
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,446.70         7.34       1,019.21         6.06       1.19
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.




23        AIM MULTI-SECTOR FUND

Supplement to Annual Report dated 8/31/09

AIM MULTI-SECTOR FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (5/3/04)                   2.30%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to         5 Years                           3.01    fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain            1 Year                          -21.89    original cost. See full report for
criteria.                                    ------------------------------------------   information on comparative benchmarks.
                                                                                          Please consult your Fund prospectus for
                                             ------------------------------------------   more information. For the most current
                                             AVERAGE ANNUAL TOTAL RETURNS                 month-end performance, please call
                                             For periods ended 6/30/09, the most recent   800 451 4246 or visit invescoaim.com.
                                             calendar quarter-end
                                                                                          (1) Total annual operating expenses less
                                             Inception (5/3/04)                   0.12%       any contractual fee waivers and/or
                                             ------------------------------------------       expense reimbursements by the advisor
                                                5 Years                          -0.25        in effect through at least June 30,
                                             ------------------------------------------       2010. See current prospectus for more
                                                1 Year                          -33.04        information.
                                             ------------------------------------------

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.76%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses in the past,
                                             performance would have been lower.

------------------------------------------
NASDAQ SYMBOL                        IIMSX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC
THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   I-MSE-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,449.10       $5.19       $1,020.97       $4.28        0.84%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM MULTI-SECTOR FUND

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these          the year as part of their ongoing
Counselor Series Trust is required under     funds.                                       oversight of the Fund, and did not
the Investment Company Act of 1940 to                                                     identify any particular factor that was
approve annually the renewal of the AIM         In addition to their meetings             controlling. Each Trustee may have
Multi-Sector Fund (the Fund) investment      throughout the year, the Sub-Committees      evaluated the information provided
advisory agreement with Invesco Aim          meet at designated contract renewal          differently from another Trustee and
Advisors, Inc. (Invesco Aim) and the         meetings each year to conduct an in-depth    attributed different weight to the various
Master Intergroup Sub-Advisory Contract      review of the performance, fees, expenses    factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           and other matters related to their           advisory arrangements and resulting
contracts) with Invesco Asset Management     assigned funds. During the contract          advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   renewal process, the Trustees receive        AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    comparative performance and fee data         review and negotiation between the
Limited, Invesco Australia Limited,          regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     (Lipper), under the direction and            certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   supervision of the Senior Officer who also   some years than in others, and that the
Secured Management, Inc. and Invesco         prepares a separate analysis of this         Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   information for the Trustees. Each           a particular year may be based in part on
Sub-Advisers). During contract renewal       Sub-Committee then makes recommendations     their deliberations and conclusions
meetings held on June 16-17, 2009, the       to the Investments Committee regarding the   regarding these same arrangements
Board as a whole, and the disinterested or   fees and expenses of their assigned funds.   throughout the year and in prior years.
"independent" Trustees voting separately,    The Investments Committee considers each
approved the continuance of the Fund's       Sub-Committee's recommendations and makes       The discussion below serves as a
investment advisory agreement and the        its own recommendations regarding the fees   summary of the Senior Officer's
sub-advisory contracts for another year,     and expenses of the AIM Funds to the full    independent written evaluation with
effective July 1, 2009. In doing so, the     Board. The Investments Committee also        respect to the Fund's investment advisory
Board determined that the Fund's             considers each Sub-Committee's               agreement as well as a discussion of the
investment advisory agreement and the        recommendations in making its annual         material factors and related conclusions
sub-advisory contracts are in the best       recommendation to the Board whether to       that formed the basis for the Board's
interests of the Fund and its shareholders   approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
and that the compensation to Invesco Aim     investment advisory agreement and            agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the    sub-advisory contracts for another year.     Unless otherwise stated, information set
Fund's investment advisory agreement and                                                  forth below is as of June 17, 2009, and
sub-advisory contracts is fair and              The independent Trustees met separately   does not reflect any changes that may have
reasonable.                                  during their evaluation of the Fund's        occurred since that date, including but
                                             investment advisory agreement and            not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          sub-advisory contracts with independent      performance, advisory fees, expense
                                             legal counsel. The independent Trustees      limitations and/or fee waivers.
The Board's Investments Committee has        were also assisted in their annual
established three Sub-Committees that are    evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      One responsibility of the Senior Officer
the AIM Funds. This Sub-Committee            is to manage the process by which the AIM       A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Funds' proposed management fees are                Services Provided by Invesco Aim
the performance of the AIM Funds that have   negotiated during the annual contract
been assigned to them. The Sub-Committees    renewal process to ensure that they are      The Board reviewed the advisory services
meet throughout the year to review the       negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
the Sub-Committees review monthly and        Senior Officer must either supervise a       the performance of Invesco Aim in
quarterly comparative performance            competitive bidding process or prepare an    providing these services, and the
information and periodic asset flow data     independent written evaluation. The Senior   credentials and experience of the officers
for their assigned funds. These materials    Officer recommended that an independent      and employees of Invesco Aim who provide
are prepared under the direction and         written evaluation be provided and, at the   these services. The Board's review of the
supervision of the independent Senior        direction of the Board, prepared an          qualifications of Invesco Aim to provide
Officer, an officer of the AIM Funds who     independent written evaluation.              these services included the Board's
reports directly to the independent                                                       consideration of Invesco Aim's portfolio
Trustees. Over the course of each year,         During the annual contract renewal        and product review process, various back
the Sub-Committees meet with portfolio       process, the Board considered the factors    office support functions provided by
managers for their assigned funds and        discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
other members of management and review       and reasonableness of the Fund's             Invesco Aim's equity and fixed income
with these individuals the performance,      investment advisory agreement and            trading operations. The Board concluded
investment objective(s), policies,           sub-advisory contracts. The Board            that the nature, extent and quality of the
                                             considered all of the information provided   advisory services provided to the Fund by
                                             to them, including information provided at   Invesco Aim are appropriate and that
                                             their meetings throughout                    Invesco Aim


24   AIM MULTI-SECTOR FUND                                                                                                 continued

currently is providing satisfactory          The Board considered Fund performance as a   rates, which includes using audited
advisory services in accordance with the     relevant factor in considering whether to    financial data from the most recent annual
terms of the Fund's investment advisory      approve the investment advisory agreement.   report of each fund in the expense group
agreement. In addition, based on their       The Board did not view Fund performance as   that was publicly available as of the end
ongoing meetings throughout the year with    a relevant factor in considering whether     of the past calendar year. The Board noted
the Fund's portfolio manager or managers,    to approve the sub-advisory contracts for    that some comparative data was at least
the Board concluded that these individuals   the Fund, as no Affiliated Sub-Adviser       one year old and that other data did not
are competent and able to continue to        currently manages assets of the Fund.        reflect the market downturn that occurred
carry out their responsibilities under the                                                in the fourth quarter of 2008.
Fund's investment advisory agreement.           The Board compared the Fund's
                                             performance during the past one, three and      The Board also compared the Fund's
   In determining whether to continue the    five calendar years to the performance of    effective fee rate (the advisory fee after
Fund's investment advisory agreement, the    all funds in the Lipper performance          any advisory fee waivers and before any
Board considered the prior relationship      universe that are not managed by Invesco     expense limitations/waivers) to the
between Invesco Aim and the Fund, as well    Aim or an Affiliated Sub-Adviser and         advisory fee rates of other domestic
as the Board's knowledge of Invesco Aim's    against the Lipper Multi-Cap Core Funds      clients of Invesco Aim and its affiliates
operations, and concluded that it is         Index. The Board noted that the Fund's       with investment strategies comparable to
beneficial to maintain the current           performance was in the fifth quintile of     those of the Fund, including two mutual
relationship, in part, because of such       its performance universe for the one year    funds advised by Invesco Aim. The Board
knowledge. The Board also considered the     period, in the fourth quintile for the       noted that the Fund's rate was below the
steps that Invesco Aim and its affiliates    three year period and in the second          effective fee rate for one mutual fund and
continue to take to improve the quality      quintile for the five year period (the       that the other mutual fund is an asset
and efficiency of the services they          first quintile being the best performing     allocation fund that is not charged any
provide to the AIM Funds in the areas of     funds and the fifth quintile being the       advisory fees by Invesco Aim pursuant to
investment performance, product line         worst performing funds). The Board noted     that fund's advisory agreement.
diversification, distribution, fund          that the Fund's performance was below the
operations, shareholder services and         performance of the Index for the one and        The Board noted that Invesco Aim has
compliance. The Board concluded that the     three year periods and above the             agreed to reduce the per account transfer
quality and efficiency of the services       performance of the Index for the five year   agent fee for all the retail funds,
Invesco Aim and its affiliates provide to    period. Invesco Aim advised the Board that   including the Fund, effective July 1,
the AIM Funds in each of these areas         the Fund's prospectus limits the Fund to     2009. The Board also noted that Invesco
support the Board's approval of the          investment in five sectors, two of which     Aim has contractually agreed to waive fees
continuance of the Fund's investment         have been the worst performing sectors       and/or limit expenses of the Fund through
advisory agreement.                          since the onset of the bear market in        at least June 30, 2010 in an amount
                                             2007. Invesco Aim noted that some of the     necessary to limit total annual operating
   B. Nature, Extent and Quality of          underlying lead sector managers were         expenses to a specified percentage of
      Services Provided by Affiliated        changed in 2009. Although the independent    average daily net assets for each class of
      Sub-Advisers                           written evaluation of the Fund's Senior      the Fund. The Board noted that at the
                                             Officer only considered Fund performance     current expense ratio for the Fund, this
The Board reviewed the services provided     through the most recent calendar year, the   expense waiver does not have any impact.
by the Affiliated Sub-Advisers under the     Board also reviewed more recent Fund
sub-advisory contracts and the credentials   performance and this review did not change      The Board also considered the services
and experience of the officers and           their conclusions. The Board noted that,     provided by the Affiliated Sub-Advisers
employees of the Affiliated Sub-Advisers     in response to the Board's focus on fund     pursuant to the sub-advisory contracts and
who provide these services. The Board        performance, Invesco Aim has taken a         the services provided by Invesco Aim
concluded that the nature, extent and        number of actions intended to improve the    pursuant to the Fund's advisory agreement,
quality of the services provided by the      investment process for the funds.            as well as the allocation of fees between
Affiliated Sub-Advisers are appropriate.                                                  Invesco Aim and the Affiliated
The Board noted that the Affiliated             D. Advisory and Sub-Advisory Fees and     Sub-Advisers pursuant to the sub-advisory
Sub-Advisers, which have offices and               Fee Waivers                            contracts. The Board noted that the
personnel that are geographically                                                         sub-advisory fees have no direct effect on
dispersed in financial centers around the    The Board compared the Fund's contractual    the Fund or its shareholders, as they are
world, can provide research and other        advisory fee rate to the contractual         paid by Invesco Aim to the Affiliated
information and make recommendations on      advisory fee rates of funds in the Fund's    Sub-Advisers, and that Invesco Aim and the
the markets and economies of various         Lipper expense group that are not managed    Affiliated Sub-Advisers are affiliates.
countries and securities of companies        by Invesco Aim or an Affiliated
located in such countries or on various      Sub-Adviser, at a common asset level. The       After taking account of the Fund's
types of investments and investment          Board noted that the Fund's contractual      contractual advisory fee rate, the
techniques. The Board concluded that the     advisory fee rate was below the median       contractual sub-advisory fee rate, the
sub-advisory contracts benefit the Fund      contractual advisory fee rate of funds in    comparative advisory fee information
and its shareholders by permitting Invesco   its expense group. The Board also reviewed   discussed above and other relevant
Aim to utilize the additional resources      the methodology used by Lipper in            factors, the Board concluded that the
and talent of the Affiliated Sub-Advisers    determining contractual fee                  Fund's advisory and sub-advisory fees are
in managing the Fund.                                                                     fair and reasonable.

   C. Fund Performance


25   AIM MULTI-SECTOR FUND                                                                                                 continued

   E. Economies of Scale and Breakpoints     Board also considered whether each           contractually agreed to waive through at
                                             Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
The Board considered the extent to which     sound and has the resources necessary to     payable by the Fund in an amount equal to
there are economies of scale in the          perform its obligations under the            100% of the net advisory fee Invesco Aim
provision of advisory services to the        sub-advisory contracts, and concluded that   receives from the affiliated money market
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          funds with respect to the Fund's
the Fund benefits from such economies of     financial resources necessary to fulfill     investment in the affiliated money market
scale through contractual breakpoints in     these obligations.                           funds of uninvested cash, but not cash
the Fund's advisory fee schedule. The                                                     collateral. The Board concluded that the
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
advisory fee schedule includes seven               and its Affiliates                     cash collateral from any securities
breakpoints and that the level of the                                                     lending arrangements in the affiliated
Fund's advisory fees, as a percentage of     The Board considered various other           money market funds is in the best
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     interests of the Fund and its
net assets increased because of the          affiliates resulting from Invesco Aim's      shareholders.
breakpoints. The Board concluded that the    relationship with the Fund, including the
Fund's advisory fees appropriately reflect   fees received by Invesco Aim and its
economies of scale at current asset          affiliates for their provision of
levels. The Board also noted that the Fund   administrative, transfer agency and
shares directly in economies of scale        distribution services to the Fund. The
through lower fees charged by third party    Board considered the performance of
service providers based on the combined      Invesco Aim and its affiliates in
size of all of the AIM Funds and             providing these services and the
affiliates.                                  organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that the     Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to the Fund is not           The Board considered the fact that the
excessive in light of the nature, quality    Fund's uninvested cash and cash collateral
and extent of the services provided. The     from any securities lending arrangements
Board considered whether Invesco Aim is      may be invested in money market funds
financially sound and has the resources      advised by Invesco Aim pursuant to
necessary to perform its obligations under   procedures approved by the Board. The
the Fund's investment advisory agreement,    Board noted that Invesco Aim will receive
and concluded that Invesco Aim has the       advisory fees from these affiliated money
financial resources necessary to fulfill     market funds attributable to such
these obligations. The                       investments, although Invesco Aim has


26   AIM MULTI-SECTOR FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Long-Term Capital Gain Dividends                    $18,792,900
     Qualified Dividend Income*                              100.00%
     Corporate Dividends Received Deduction*                 100.00%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.




27        AIM MULTI-SECTOR FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant
                                              General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc.,. Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash             N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and Trust
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Company
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
Philadelphia, PA 19103    New York, NY 10036-2714                                                       Boston, MA 02110-2801

[GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                      be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery      -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.        with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim. com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser      -- SERVICE MARK --
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


                                                invescoaim.com   I-MSE-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]     AIM SELECT REAL ESTATE INCOME FUND
 - service mark -
                  ANNUAL REPORT TO SHAREHOLDERS   AUGUST 31, 2009

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Long-Term Fund Performance
8      Supplemental Information
9      Schedule of Investments
12     Financial Statements
14     Notes to Financial Statements
21     Financial Highlights
23     Auditor's Report
24     Fund Expenses
25     Approval of Investment Advisory and Sub-Advisory Agreements
28     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more
             [TAYLOR                 favorable at the close of the fiscal year than at its start.
              PHOTO]
                                        The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
           Philip Taylor             investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2    AIM SELECT REAL ESTATE INCOME FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain
         [CROCKETT                   rightfully cautious. Staying with an appropriately diversified investment program focused on
           PHOTO]                    your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.

                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
       Bruce Crockett
                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3   AIM SELECT REAL ESTATE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY                                                                       o  Company fundamentals change (property
                                                                                             type, geography or management changes).
While a severe global economic slowdown persisted during the fiscal year ended August
31, 2009, a significant stock market rally began late in the period. Strained credit      o  A more attractive investment
markets materially affected real estate markets, which resulted in slower property           opportunity is identified.
sales and lower property valuations. Toward the end of the reporting period, modest
improvements in credit markets and increased access to capital through debt refinancing   MARKET CONDITIONS AND YOUR FUND
and secondary equity offerings benefited the U.S. real estate investment trust (REIT)
market. In this volatile environment, AIM Select Real Estate Income Fund had negative     Though much of the fiscal year was marked
returns. At net asset value (NAV), the Fund fared better than the broad market, as        by headlines claiming economic
measured by the S&P 500 Index, as well as its peer group, the Lipper Real Estate Funds    "Armageddon," the U.S. economy began to
Index. However, the Fund underperformed the Custom Select Real Estate Income Index, its   show signs that the economic contraction
style-specific benchmark, due primarily to an underweight exposure in preferred stocks,   was moderating toward the end of the
which exhibit fixed income-like characteristics.(triangle)(square)                        period. Economic data, while poor in
                                                                                          absolute terms, indicated that the rampant
   Your Fund's long-term performance appears later in this report.                        decline in business spending and
                                                                                          consumption that occurred at the end of
FUND VS. INDEXES                                                                          2008 and the beginning of 2009 may have
                                                                                          eased. Despite these trends, there were
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   few signs of a broad-based economic
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   recovery. Nevertheless, given signs that
which would have reduced performance.                                                     the economic downturn may be moderating,
                                                                                          equity and credit markets improved. In
Class A Shares                                                                  -17.22%   addition, financial markets benefited from
Class B Shares                                                                  -17.81    the various government programs introduced
Class C Shares                                                                  -17.90    to improve bank balance sheets and reduce
Class Y Shares*                                                                 -17.32    credit spreads..
S&P 500 Index(triangle) (Broad Market Index)                                    -18.25
Custom Select Real Estate Income Index(square) (Style-Specific Index)           -12.52       During the fiscal year, the U.S.
Lipper Real Estate Funds Index(triangle) (Peer Group Index)                     -32.35    Federal Reserve Board (the Fed) lowered
                                                                                          the federal funds target rate from 2% to a
(triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc., Bloomberg L.P.                   range of zero and 0.25%.(1) Real gross
                                                                                          domestic product (GDP), although still
*  Share class incepted during the fiscal year. See page 7 for a detailed explanation     negative, showed signs of recovery.
   of Fund performance.                                                                   Indeed, the annualized rate of GDP was
                                                                                          -1.0% for the second quarter of 2009,
HOW WE INVEST                                o  Favorable property market outlook.        which was an improvement from the -6.4%
                                                                                          rate for the first quarter of 2009.(2)
Your Fund holds primarily real               o  Reasonable valuations relative to peer    Inflation, measured by a seasonally
estate-oriented securities. We focus on         investment alternatives.                  adjusted Consumer Price Index, was
public companies whose value is driven by                                                 relatively benign following a significant
tangible assets. Our goal is to create a        We attempt to control risk by             decline in crude oil prices from their all
fund that will provide attractive current    allocating between property related common   time highs reached in July 2008.(3)
income. We use a fundamentals-driven         stocks and fixed income as well as           Unemployment, however, trended higher
investment process, including property       diversifying by property types and           during the fiscal year and ultimately
market cycle analysis, property evaluation   geographic location and also limiting the
and management and structure review to       size of any one holding.
identify securities with:
                                                We will consider selling a holding
o  Attractive relative dividend yields.      when:

                                             o  Relative yields and/or valuation falls
                                                below desired levels.

                                             o  Risk/return relationships change
                                                significantly.

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      Total Net Assets            $136.5 million
By property type                                                                          Total Number of Holdings*               94
                                              1. Simon Property Group Inc.         7.1%
Health Care                          17.1%    2. Ventas, Inc.                      4.4    The Fund's holdings are subject to change,
Asset-Backed Securities              12.4     3. Senior Housing Properties Trust   4.4    and there is no assurance that the Fund
Apartments                           10.1     4. Liberty Property Trust            3.7    will continue to hold any particular
Regional Malls                        9.8     5. Mack-Cali Realty Corp.            3.3    security.
Industrial/Office: Mixed              8.4     6. Essex Property Trust, Inc.        3.1
Office                                7.3     7. Mid America Apartment                    *  Excluding money market fund holdings.
Diversified                           6.9          Communities, Inc.               3.0
Self Storage Facilities               5.6     8. Vornado Realty Trust              2.9
Freestanding                          4.8     9. Health Care REIT, Inc.            2.8
Industrial                            4.2    10. National Retail Properties Inc.   2.6
Shopping Centers                      3.9
Specialty Properties                  2.9
Lodging-Resorts                       0.2
Market Money Funds Plus
Other Assets Less Liabilities         6.4


4   AIM SELECT REAL ESTATE INCOME FUND

ended August 2009 at a rate of 9.7%             SL GREEN, an office REIT focused on                          JOE RODRIGUEZ, JR.
nationwide.(3)                               commercial office properties in Manhattan,
                                             was among detractors from Fund                                  Senior portfolio
Given this environment, the U.S. REIT        performance. SL Green suffered as layoffs                       manager, is lead
market, as measured by the FTSE NAREIT       in New York's financial sector                    [RODRIGUE     manager of AIM Select
Equity REITs Index, produced a loss for      accelerated, creating added rental market           PHOTO]      Real Estate Income
the period.(4) Our relatively defensive      and occupancy risks. Given the security's                       Fund. He is head of
posture proved beneficial given the          relatively low yield, we sold our holdings                      real estate securities
volatility of the fiscal year. We were       in SL Green during the fiscal year.          for Invesco Real Estate, where he oversees
active in trading during the period to                                                    all phases of the unit, including
take advantage of differences in relative       PROLOGIS, a global provider of            securities research and administration.
value among domestic REITs. Fund             distribution facilities across North         Mr. Rodriguez began his investment career
performance varied noticeably by sector,     America, Europe and Asia, also detracted     in 1983 and joined Invesco in 1990. He
with apartment REITs and health care REITs   from Fund performance during the fiscal      earned a B.B.A. in economics and finance
contributing the most to absolute            year. Toward the end of 2008, we became      as well as an M.B.A. in finance from
performance. Regional malls and office       increasingly concerned about potential       Baylor University.
REITs, on the other hand, detracted from     earnings risk from lower profit margins on
the Fund's absolute performance during the   the firm's global development projects and                      MARK BLACKBURN
fiscal year.                                 began to reduce our exposure to ProLogis.
                                             However, the combination of discounted                          Chartered Financial
   Relative to the FTSE NAREIT Equity        valuation and steps the company took to                         Analyst, portfolio
REITs Index, our security selection and      improve its balance sheet caused us to            [BLACKBURN    manager, is manager of
overweight exposure in health care REITs,    increase our exposure toward the end of             PHOTO]      AIM Select Real Estate
mixed-use industrial/office REITs and self   the fiscal year.                                                Income Fund. Mr.
storage facilities benefited Fund                                                                            Blackburn joined
performance. Alternatively, a lack of           We remained committed to owning quality   Invesco in 1998. He earned a B.S. in
exposure to manufactured homes hurt the      real estate companies that we believe may    accounting from Louisiana State University
Fund's performance during the fiscal year.   benefit from relatively better sector        and an M.B.A. from Southern Methodist
We have avoided single family housing        trends. We continued to manage risk by       University. Mr. Blackburn is a Certified
since 2005.                                  holding a portfolio diversified by           Public Accountant.
                                             property type and geographic location. In
   Health care, generally a defensive        the common stock portion of the Fund,                           PAUL CURBO
sector less directly linked to the overall   lower leveraged companies with above
economy, outperformed during the fiscal      average levels of dividend coverage                             Chartered Financial
year. VENTAS, a health care REIT with        remained favored in the portfolio.                 [CURBO       Analyst, portfolio
exposure to a wide array of health care                                                         PHOTO]       manager, is manager of
related real estate, including senior           We thank you for your continued                              AIM Select Real Estate
housing facilities, long-term care           investment in AIM Select Real Estate         Income Fund. He joined Invesco in 1998.
facilities and hospitals, was the top        Income Fund.                                 Mr. Curbo earned a B.B.A. in finance from
contributor to Fund performance. We added                                                 The University of Texas at Austin.
to our position in Ventas during the         1  U.S. Federal Reserve
fiscal year to take advantage of                                                                             JAMES TROWBRIDGE
differences in relative value and as a       2  Bureau of Economic Analysis
means of becoming more defensive in                                                                          Portfolio manager, is
anticipation of market volatility.           3  Bureau of Labor Statistics                    [TROWBRIDGE    manager of AIM Select
                                                                                                 PHOTO]      Real Estate Income
   Apartment REITs CAMDEN and MID-AMERICA    4  Lipper Inc.                                                  Fund. He joined Invesco
APARTMENT COMMUNITIES were also among the                                                 in 1989. Mr. Trowbridge earned his B.A. in
Fund's top contributing holdings. We         The views and opinions expressed in          finance from Indiana University.
increased our exposure to apartment REITs    management's discussion of Fund
during the fiscal year to take advantage     performance are those of Invesco Aim         Assisted by the Real Estate Team
of relative value opportunities and          Advisors, Inc. These views and opinions
because we anticipated the peak-to-trough    are subject to change at any time based on
fundamental decline in apartments would be   factors such as market and economic
less severe than in other sectors.           conditions. These views and opinions may
Additionally, we believed increases in       not be relied upon as investment advice or
U.S. home prices and short-term interest     recommendations, or as an offer for a
rates could cause apartment occupancies      particular security. The information is
and rents to rebound. Mid-America            not a complete analysis of every aspect of
Apartment Communities in particular had      any market, country, industry, security or
lower capital demands and few expected       the Fund. Statements of fact are from
write-downs due to this REIT's limited       sources considered reliable, but Invesco
development pipeline.                        Aim Advisors, Inc. makes no representation
                                             or warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                             See important Fund and index disclosures
                                             later in this report.


5   AIM SELECT REAL ESTATE INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT - OLDEST SHARE CLASS WITH SALES CHARGES SINCE INCEPTION

Fund and Index data from 05/31/02

                               (PERFORMANCE CHART)

                 AIM         CUSTOM
             SELECT REAL   SELECT REAL
            ESTATE FUND-     ESTATE                     LIPPER
               CLASS A       INCOME       S&P 500     REAL ESTATE
               SHARES       INDEX(2)     INDEX(1)   FUNDS INDEX(1)
            ------------   -----------   --------   --------------
5/31/2002        9430          10000       10000          10000
    06/02        9661          10198        9288          10220
    07/02        9259         9905.3        8564           9635
    08/02        9226         9998.3        8620           9656
    09/02        8874         9846.2        7684           9312
    10/02        8334         9524.8        8360           8902
    11/02        8775         9836.6        8851           9262
    12/02        8799         9994.4        8332           9361
    01/03        8622         9891.7        8114           9116
    02/03        8802         9967.3        7992           9257
    03/03        8977          10097        8069           9470
    04/03        9561          10441        8734           9882
    05/03       10222          10853        9193          10465
    06/03       10704          11075        9311          10713
    07/03       11298          11310        9475          11204
    08/03       11187          11368        9660          11325
    09/03       11689          11675        9557          11687
    10/03       12128          11851       10098          11947
    11/03       12704          12169       10186          12470
    12/03       13320          12482       10720          12844
    01/04       14024          12797       10917          13303
    02/04       14306          12946       11069          13595
    03/04       15036          13387       10902          14337
    04/04       12606          12097       10731          12452
    05/04       13316          12538       10878          13185
    06/04       13585          12773       11089          13590
    07/04       13683          12939       10722          13647
    08/04       14657          13610       10765          14597
    09/04       14798          13677       10882          14678
    10/04       15477          14104       11048          15353
    11/04       15986          14465       11495          16037
    12/04       16577          14892       11886          16971
    01/05       15390          14291       11596          15847
    02/05       15746          14556       11840          16311
    03/05       15234          14324       11631          16011
    04/05       15894          14816       11410          16656
    05/05       16515          15147       11773          17216
    06/05       17277          15614       11790          18017
    07/05       18189          16210       12228          19177
    08/05       17483          15954       12117          18513
    09/05       17721          15998       12215          18568
    10/05       17126          15713       12011          18136
    11/05       17466          16028       12465          18921
    12/05       17314          16094       12469          19053
    01/06       18563          16768       12799          20248
    02/06       18802          17009       12834          20553
    03/06       19396          17457       12994          21500
    04/06       18659          17054       13168          20940
    05/06       17958          16848       12790          20359
    06/06       18820          17343       12806          21242
    07/06       19486          17757       12885          21736
    08/06       20581          18229       13192          22480
    09/06       20888          18509       13531          22908
    10/06       21771          19192       13972          24215
    11/06       22329          19726       14237          25316
    12/06       22362          19656       14437          25047
    01/07       23163          20526       14655          26849
    02/07       22838          20306       14369          26317
    03/07       22957          20087       14530          25874
    04/07       23049          20111       15173          25983
    05/07       22984          20096       15702          26184
    06/07       22182          19136       15441          24069
    07/07       20805          17945       14963          22454
    08/07       21560          18425       15187          23383
    09/07       22149          18916       15754          24425
    10/07       22310          18928       16005          24927
    11/07       20780          17506       15336          22737
    12/07       19955          16691       15230          21665
    01/08       20677          17419       14316          21390
    02/08       20257          17019       13852          20693
    03/08       20399          17315       13792          21604
    04/08       21433          18109       14463          22857
    05/08       21693          18325       14650          22929
    06/08       20142          16837       13416          21111
    07/08       19737          16775       13304          21646
    08/08       19976          17161       13496          21907
    09/08       18523          15745       12295          21240
    10/08       14398          12229       10230          14860
    11/08       12011          10251        9496          11562
    12/08       13569          11860        9596          13178
    01/09       12416          10972        8788          11138
    02/09       10772           8985        7855           9007
    03/09       11282           9453        8542           9279
    04/09       13564          11810        9359          11992
    05/09       13911          12425        9882          12335
    06/09       13812          12465        9902          11945
    07/09       15261          13683       10650          13092
    08/09       16535          15013       11034          14820

(1) Lipper Inc.

(2) Invesco Aim, Lipper Inc., Bloomberg L.P.

Past performance cannot guarantee            shown in the chart and table(s) does not     one that indicates the dollar value of an
comparable future results.                   reflect deduction of taxes a shareholder     investment, is constructed with each
                                             would pay on Fund distributions or sale of   segment representing a percent change in
   The data shown in the chart include       Fund shares.                                 the value of the investment. In this
reinvested distributions, applicable sales                                                chart, each segment represents a doubling,
charges and Fund expenses including             This chart, which is a logarithmic        or 100% change, in the value of the
management fees. Index results include       chart, presents the fluctuations in the      investment. In other words, the space
reinvested dividends, but they do not        value of the Fund and its indexes. We        between $5,000 and $10,000 is the same
reflect sales charges. Performance of the    believe that a logarithmic chart is more     size as the space between $10,000 and
peer group reflects fund expenses and        effective than other types of charts in      $20,000, and so on.
management fees; performance of a market     illustrating changes in value during the
index does not. Performance                  early years shown in the chart. The
                                             vertical axis, the

continued from page 8

o  Property type classifications used in     o  The Chartered Financial Analysts (R)      o  CPA (R) and Certified Public
   this report are generally according to       (CFA(R)) designation is globally             Accountant(R) are trademarks owned by
   the FTSE National Association of Real        recognized and attests to a                  the American Institute of Certified
   Estate Investment Trusts (NAREIT)            charterholder's success in a rigorous        Public Accountants.
   Equity REITs Index, which is                 and comprehensive study program in the
   exclusively owned by NAREIT.                 field of investment management and
                                                research analysis.


6   AIM SELECT REAL ESTATE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE
                                                                                          RATIO SET FORTH IN THE MOST RECENT FUND
As of 8/31/09, including maximum applicable  As of 6/30/09, the most recent calendar      PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             quarter-end, including maximum applicable    FOR CLASS A, CLASS B AND CLASS C AND CLASS
sales charges                                sales charges                                Y SHARES WAS 1.34%, 2.09%, 2.09% AND
                                                                                          1.09%, RESPECTIVELY.(1) THE TOTAL ANNUAL
CLASS A SHARES                               CLASS A SHARES                               FUND OPERATING EXPENSE RATIO SET FORTH IN
                                                                                          THE MOST RECENT FUND PROSPECTUS AS OF THE
Inception(5/31/02)                    7.18%  Inception(5/31/02)                    4.66%  DATE OF THIS REPORT FOR CLASS A, CLASS B,
   5 Years                            1.29      5 Years                           -0.80   CLASS C AND CLASS Y SHARES WAS 1.35%,
   1 Year                           -21.79      1 Year                           -35.18   2.10%, 2.10% AND 1.10%, RESPECTIVELY. THE
CLASS B SHARES                               CLASS B SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception                             6.95%  Inception                             4.45%  FROM THE EXPENSE RATIOS PRESENTED IN OTHER
   5 Years                            1.33      5 Years                           -0.77   SECTIONS OF THIS REPORT THAT ARE BASED ON
   1 Year                           -21.75      1 Year                           -35.18   EXPENSES INCURRED DURING THE PERIOD
CLASS C SHARES                               CLASS C SHARES                               COVERED BY THIS REPORT.
Inception                             6.95%  Inception                             4.45%
   5 Years                            1.46      5 Years                           -0.64      CLASS A SHARE PERFORMANCE REFLECTS THE
   1 Year                           -18.69      1 Year                           -32.56   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS Y SHARES                               CLASS Y SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception                             7.99%  Inception                             5.47%  APPLICABLE CONTINGENT DEFERRED SALES
   5 Years                            2.41      5 Years                            0.29   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   1 Year                           -17.32      1 Year                           -31.55   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
ON MARCH 12, 2007, THE FUND REORGANIZED         CLASS Y SHARES' INCEPTION DATE IS         THE BEGINNING OF THE SEVENTH YEAR. THE
FROM A CLOSED-END FUND TO AN OPEN-END        OCTOBER 3, 2008; RETURNS SINCE THAT DATE     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
FUND. CLASS A SHARE RETURNS PRIOR TO MARCH   ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
12, 2007, ARE THE HISTORICAL RETURNS OF      BLENDED RETURNS OF ACTUAL CLASS Y SHARE      HAVE A FRONT-END SALES CHARGE OR A CDSC;
THE CLOSED-END FUND'S COMMON SHARES WHICH    PERFORMANCE AND RESTATED CLASS A SHARE       THEREFORE, PERFORMANCE IS AT NET ASSET
INCEPTED MAY 31, 2002 AND WHICH HAD NO       PERFORMANCE (FOR PERIODS PRIOR TO THE        VALUE.
12B-1 FEE. THE CLASS A SHARE RETURNS PRIOR   INCEPTION DATE OF CLASS Y SHARES) AT NET
TO MARCH 12, 2007 DO NOT REFLECT THE 0.25%   ASSET VALUE. THE RESTATED CLASS A SHARE         THE PERFORMANCE OF THE FUND'S SHARE
ANNUAL 12B-1 FEE APPLICABLE TO THE FUNDS'    PERFORMANCE REFLECTS THE RULE 12B-1 FEES     CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES OR THE ANNUAL OTHER           APPLICABLE TO CLASS A SHARES AS WELL AS      DIFFERENT SALES CHARGE STRUCTURES AND
EXPENSES OF SUCH CLASS A SHARES WHICH ARE    ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS EXPENSES.
ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF   RECEIVED BY CLASS A SHARES. CLASS A SHARES
THE CLOSED-END FUND. IF THE 12B-1 FEE AND    INCEPTION DATE IS MAY 31, 2002.                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
OTHER EXPENSES OF THE FUND'S CLASS A                                                      REIMBURSED EXPENSES IN THE PAST,
SHARES WERE REFLECTED, RETURNS PRIOR TO         THE PERFORMANCE DATA QUOTED REPRESENT     PERFORMANCE WOULD HAVE BEEN LOWER.
MARCH 12, 2007 MAY BE LOWER THAN THOSE       PAST PERFORMANCE AND CANNOT GUARANTEE
SHARES FOR THAT PERIOD.                      COMPARABLE FUTURE RESULTS; CURRENT              FUND PERFORMANCE WAS POSITIVELY
                                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   IMPACTED BY A TEMPORARY 2% FEE ON
   THE INCEPTION DATE FOR THE OPEN-END       VISIT INVESCOAIM.COM FOR THE MOST RECENT     REDEMPTIONS THAT WAS IN EFFECT FROM MARCH
FUND'S CLASS B AND CLASS C SHARES IS MARCH   MONTH-END PERFORMANCE. PERFORMANCE FIGURES   12, 2007 TO MARCH 12, 2008. WITHOUT INCOME
9, 2007; RETURNS SINCE THAT DATE ARE         REFLECT REINVESTED DISTRIBUTIONS             FROM THIS TEMPORARY FEE, RETURNS WOULD
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    (REINVESTED AT NET ASSET VALUE, EXCEPT FOR   HAVE BEEN LOWER.
BLENDED RETURNS OF HISTORICAL CLASS B AND    PERIODS PRIOR TO MARCH 12, 2007, WHERE
CLASS C SHARES AND THE HISTORICAL            REINVESTMENTS WERE MADE AT THE LOWER OF      1  Total annual operating expenses less
PERFORMANCE OF THE CLOSED-END FUND'S         THE CLOSED-END FUND'S NET ASSET VALUE OR        any contractual fee waivers and/or
COMMON SHARES AT NET ASSET VALUE, RESTATED   MARKET PRICE), CHANGES IN NET ASSET VALUE       expense reimbursements by the advisor
TO REFLECT THE 1.00% ANNUAL 12B-1 FEE        AND THE EFFECT OF THE MAXIMUM SALES CHARGE      in effect through at least June 30,
APPLICABLE TO THE FUND'S CLASS B AND CLASS   UNLESS OTHERWISE STATED. INVESTMENT RETURN      2010. See current prospectus for more
C SHARES AND THE ANNUAL OTHER EXPENSES OF    AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT      information.
SUCH CLASS B AND CLASS C SHARES, WHICH ARE   YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF   SHARES.
THE CLOSED-END FUND.


7   AIM SELECT REAL ESTATE INCOME FUND

AIM SELECT REAL ESTATE INCOME FUND'S INVESTMENT OBJECTIVES ARE HIGH CURRENT INCOME AND, SECONDARILY, CAPITAL APPRECIATION.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES

o  On March 12, 2007, AIM Select Real           change in the value of those securities   o  The CUSTOM SELECT REAL ESTATE INCOME
   Estate Income Fund was reorganized from      could significantly affect the value of      INDEX is an index created by Invesco
   a Closed-End Fund to an Open-End Fund.       your investment in the Fund.                 Aim to benchmark the fund. The index
   Information presented for Class A                                                         consists of the following indices: 50%
   shares prior to the reorganization        o  A majority of the Fund's assets are          FTSE NAREIT Equity REIT Index and 50%
   included financial data for the              likely to be invested in loans and           Wachovia Hybrid and Preferred
   Closed-End Fund's Common Shares.             securities that are less liquid than         Securities REIT Index. The FTSE NAREIT
                                                those rated on national exchanges.           Equity REIT Index is a market-cap
o  Effective September 30, 2003, for                                                         weighted index of all equity REITs
   qualified plans only, those previously    o  Lower rated securities may be more           traded on the NYSE, NASDAQ National
   established are eligible to purchase         susceptible to real or perceived             Market System, and the American Stock
   Class B shares of any AIM fund. Please       adverse economic and competitive             Exchange. The Wachovia Hybrid and -
   see the prospectus for more                  industry conditions.                         Preferred Securities REIT Index is a
   information.                                                                              capitalization weighted unmanaged index
                                             o  There is no guarantee that the invest        of exchange listed perpetual REIT
o  Class Y shares are available to only         -ment techniques and risk analysis used      preferred stocks and depository shares.
   certain investors. Please see the            by the Fund's portfolio managers will
   prospectus for more information.             produce the desired results.              o  The LIPPER REAL ESTATE FUNDS INDEX is
                                                                                             an equally weighted representation of
PRINCIPAL RISKS OF INVESTING IN THE FUND     o  The prices of securities held by the         the largest funds in the Lipper Real
                                                Fund may decline in response to market       Estate Funds category. These funds
o  Credit risk is the risk of loss on an        risks.                                       invest their equity portfolio primarily
   investment due to the deterioration of                                                    in shares of domestic companies engaged
   an issuer's financial health. Such a      o  The Fund may invest in mortgage and          in the real estate industry.
   deterioration of financial health may        asset-backed securities. These
   result in a reduction of the credit          securities are subject to prepayment or   o  The Fund is not managed to track the
   rating of the issuer's securities and        call risk, which is the risk that            performance of any particular index,
   may lead to the issuer's inability to        payments from the borrower may be            including the indexes defined here, and
   honor its contractual obligations,           received earlier or later than expected      consequently, the performance of the
   including making timely payment of           due to changes in the rate at which the      Fund may deviate significantly from the
   interest and principal.                      underlying loans are prepaid.                performance of the indexes.

o  Prices of equity securities change in     o  Non-diversification increases the risk    o  A direct investment cannot be made in
   response to many factors including the       that the value of the Fund's shares may      an index. Unless otherwise indicated,
   historical and prospective earnings of       vary more widely, and the Fund may be        index results include reinvested
   the issuer, the value of its assets,         subject to greater investment and            dividends, and they do not reflect
   general economic conditions, interest        credit risk than if it invested more         sales charges or fund expenses.
   rates, investor perceptions and market       broadly.
   liquidity.                                                                             OTHER INFORMATION
                                             o  Because the Fund concentrates its
o  Foreign securities have additional           assets in the real estate industry, an    o  The returns shown in management's
   risks including exchange rate changes,       investment in the fund will be closely       discussion of Fund performance are
   political and economic upheaval, the         linked to the performance of the real        based on net asset values calculated
   relative lack of information,                estate markets.                              for shareholder transactions. Generally
   relatively low market liquidity and the                                                   accepted accounting principles require
   potential lack of strict financial and    o  The Fund may use enhanced invest -ment       adjustments to be made to the net
   accounting controls and standards.           techniques such as short sales. Short        assets of the Fund at period end for
                                                sales carry the risk of buying a             financial reporting purposes, and as
o  Interest rate risk refers to the risk        security back at a higher price at           such, the net asset values for
   that bond prices generally fall as           which the Fund's exposure is unlimited.      shareholder transactions and the
   interest rates rise and vice versa.                                                       returns based on those net asset values
                                             ABOUT INDEXES USED IN THIS REPORT               may differ from the net asset values
o  Since a large percentage of the Fund's                                                    and returns reported in the Financial
   assets may be invested in securities of   o  The S&P 500(R) INDEX is a market             Highlights.
   a limited number of companies, each          capitalization-weighted index covering
   investment has a greater effect on the       all major areas of the U.S. economy. It   continued on page 6
   Fund's overall performance, and any          is not the 500 largest companies, but
                                                rather the most widely held 500
                                                companies chosen with respect to market
                                                size, liquidity, and their industry.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     ------------------------------------------
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                                                                                          Class A Shares                      ASRAX
---------------------------------------------------------------------------------------   Class B Shares                      SARBX
NOT FDIC INSURED  | MAY LOSE VALUE  |  NO BANK GUARANTEE                                  Class C Shares                      ASRCX
                                                                                          Class Y Shares                      ASRYX


8   AIM SELECT REAL ESTATE INCOME FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-59.84%

APARTMENTS-8.17%

Camden Property Trust                                    74,100    $  2,719,470
-------------------------------------------------------------------------------
Essex Property Trust, Inc.                               57,200       4,267,692
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                  94,900       4,154,722
===============================================================================
                                                                     11,141,884
===============================================================================


DIVERSIFIED-5.40%

Vornado Realty Trust                                     69,448       3,994,649
-------------------------------------------------------------------------------
Washington REIT                                         125,391       3,380,541
===============================================================================
                                                                      7,375,190
===============================================================================


FREESTANDING-3.55%

National Retail Properties Inc.                         174,900       3,588,948
-------------------------------------------------------------------------------
Realty Income Corp.                                      48,900       1,249,395
===============================================================================
                                                                      4,838,343
===============================================================================


HEALTHCARE-14.21%

HCP, Inc.                                                38,900       1,107,872
-------------------------------------------------------------------------------
Health Care REIT, Inc.                                   88,873       3,795,766
-------------------------------------------------------------------------------
LTC Properties, Inc.                                     23,400         595,998
-------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                        115,500       1,953,105
-------------------------------------------------------------------------------
Senior Housing Properties Trust                         296,600       5,949,796
-------------------------------------------------------------------------------
Ventas, Inc.                                            152,600       5,983,446
===============================================================================
                                                                     19,385,983
===============================================================================


INDUSTRIAL-4.19%

DCT Industrial Trust Inc.                               341,700       1,804,176
-------------------------------------------------------------------------------
EastGroup Properties, Inc.                               45,900       1,727,676
-------------------------------------------------------------------------------
ProLogis                                                196,900       2,189,528
===============================================================================
                                                                      5,721,380
===============================================================================


INDUSTRIAL/OFFICE: MIXED-3.72%

Liberty Property Trust                                  154,900       5,076,073
===============================================================================


OFFICE-4.68%

Corporate Office Properties Trust                        20,800         766,688
-------------------------------------------------------------------------------
Kilroy Realty Corp.                                      41,900       1,161,049
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  139,400       4,464,982
===============================================================================
                                                                      6,392,719
===============================================================================


REGIONAL MALLS-8.47%

Macerich Co. (The)                                       66,559       1,907,567
-------------------------------------------------------------------------------
Simon Property Group, Inc.                              151,667       9,649,055
===============================================================================
                                                                     11,556,622
===============================================================================


SELF STORAGE FACILITIES-2.31%

Public Storage-Series A Dep. Shares                     124,800       3,156,192
===============================================================================


SHOPPING CENTERS-3.37%

Equity One, Inc.                                         42,100         663,075
-------------------------------------------------------------------------------
Federal Realty Investment Trust                          11,400         711,018
-------------------------------------------------------------------------------
Inland Real Estate Corp.                                204,600       1,714,548
-------------------------------------------------------------------------------
Regency Centers Corp.                                    28,000         939,400
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                      15,300         575,586
===============================================================================
                                                                      4,603,627
===============================================================================


SPECIALTY PROPERTIES-1.77%

Digital Realty Trust, Inc.                               38,800       1,690,904
-------------------------------------------------------------------------------
Government Properties Income Trust(b)                    33,900         723,087
===============================================================================
                                                                      2,413,991
===============================================================================
     Total Real Estate Investment Trusts, Common
       Stocks & Other Equity Interests (Cost
       $71,228,442)                                                  81,662,004
===============================================================================



PREFERRED STOCKS-17.03%

APARTMENTS-1.66%

Mid-America Apartment Communities, Inc.- Series H,
  8.30% Pfd.                                             90,600       2,262,282
===============================================================================


DIVERSIFIED-1.52%

Vornado Realty Trust,
  Series E, 7.00% Pfd.                                   47,200       1,044,064
-------------------------------------------------------------------------------
  Series I, 6.63% Pfd.                                   50,200       1,034,120
===============================================================================
                                                                      2,078,184
===============================================================================


FREESTANDING-1.21%

National Retail Properties Inc.-Series C, 7.38%
  Pfd.                                                   73,450       1,656,298
===============================================================================


HEALTHCARE-1.65%

Health Care REIT, Inc.-Series F, 7.63% Pfd.              11,100         261,072
-------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D, 8.38%
  Pfd.                                                   82,500       1,984,125
===============================================================================
                                                                      2,245,197
===============================================================================


INDUSTRIAL-0.03%

ProLogis-Series C, 8.54% Pfd.                               950          42,750
===============================================================================


INDUSTRIAL/OFFICE: MIXED-3.57%

PS Business Parks, Inc.,
  Series K, 7.95% Pfd.                                   11,000         255,200
-------------------------------------------------------------------------------
  Series L, 7.60% Pfd.                                   19,500         443,625
-------------------------------------------------------------------------------
  Series M, 7.20% Pfd.                                   92,800       2,062,944
-------------------------------------------------------------------------------
  Series O, 7.38% Pfd.                                   92,200       2,106,770
===============================================================================
                                                                      4,868,539
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SELECT REAL ESTATE INCOME FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
LODGING-RESORTS-0.17%

Eagle Hospitality Properties Trust Inc.-Series A,
  8.25% Pfd.                                            195,800    $     68,530
-------------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series D, 7.50% Pfd.                                    1,773          34,130
-------------------------------------------------------------------------------
  Series G, 7.25% Pfd.                                    6,809         128,009
===============================================================================
                                                                        230,669
===============================================================================


OFFICE-1.54%

Corporate Office Properties Trust,-Series J, 7.63%
  Pfd.                                                      584          13,193
-------------------------------------------------------------------------------
Kilroy Realty Corp.-Series F, 7.50% Pfd.                 88,800       1,799,976
-------------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63% Pfd.               14,500         295,075
===============================================================================
                                                                      2,108,244
===============================================================================


REGIONAL MALLS-1.33%

Realty Income Corp.-Series E, 6.75% Pfd.                 80,792       1,817,012
===============================================================================


SELF STORAGE FACILITIES-3.18%

Public Storage,
  Series I, 7.25% Pfd.                                   74,000       1,813,000
-------------------------------------------------------------------------------
  Series L, 6.75% Pfd.                                   44,800         991,424
-------------------------------------------------------------------------------
  Series M, 6.63% Pfd.                                   70,200       1,528,956
===============================================================================
                                                                      4,333,380
===============================================================================


SPECIALTY PROPERTIES-1.17%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd.                                   34,000         836,740
-------------------------------------------------------------------------------
  Series B, 7.88% Pfd.                                   32,200         759,598
===============================================================================
                                                                      1,596,338
===============================================================================
     Total Preferred Stocks (Cost $26,927,606)                       23,238,893
===============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

ASSET-BACKED SECURITIES-12.42%

Bear Stearns Commercial Mortgage Securities,
  Series 2005-PWR8, Class A4, Pass Through Ctfs.,
  4.67%, 06/11/41                                    $1,696,000       1,645,027
-------------------------------------------------------------------------------
  Series 2005-T18, Class A3, Pass Through Ctfs.,
  4.77%, 02/13/42                                       175,000         173,156
-------------------------------------------------------------------------------
  Series 2005-T18, Class A4, Pass Through Ctfs.,
  4.93%, 02/13/42                                       995,000         951,034
-------------------------------------------------------------------------------
  Series 2005-T18, Class AJ, Pass Through Ctfs.,
  5.01%, 02/13/42                                       350,000         222,406
-------------------------------------------------------------------------------
  Series 2006-PW11, Class A4, Pass Through Ctfs.,
  5.62%, 03/11/39                                     1,940,000       1,825,777
-------------------------------------------------------------------------------
  Series 2006-T22, Class A4, Pass Through Ctfs.,
  5.63%, 04/12/38                                     1,053,000       1,000,953
-------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp.,
  Series 2003-C3, Class G, Pass Through Ctfs.,
  4.62%, 05/15/38(c)                                     25,000           9,063
-------------------------------------------------------------------------------
  Series 2005-TFLA, Class J, Floating Rate Pass
  Through Ctfs., 1.22%, 02/15/20 (Acquired
  04/17/09; Cost $118,175)(c)(d)                        145,000         129,216
-------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,-Series 1998-CG1,
  Class B4, Pass Through Ctfs., 7.46%, 06/10/31(c)      340,000         342,371
-------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,-Series
  2005-GG3, Class AJ, Pass Through Ctfs., 4.86%,
  08/10/42                                              400,000         262,948
-------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,,
  Series 2005 GG4, Class A4A, Pass Through Ctfs.,
  4.75%, 07/10/39                                       220,000         204,254
-------------------------------------------------------------------------------
  Series 2001-LIBA, Class C, Pass Through Ctfs.,
  6.73%, 02/14/16 (Acquired 05/08/09; Cost
  $673,682)(c)                                          627,000         673,147
-------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
  Corp., Series 2005-LDP5, Class AJ, Pass Through
  Ctfs., 5.47%, 12/15/44                              2,000,000       1,191,976
-------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
  Series 2002-C7, Class B, Pass Through Ctfs.,
  5.08%, 01/15/36                                        96,000          95,782
-------------------------------------------------------------------------------
  Series 2005-C1, Class A3, Pass Through Ctfs.,
  4.55%, 02/15/30                                       480,000         472,714
-------------------------------------------------------------------------------
  Series 2005-C1, Class A4, Pass Through Ctfs.,
  4.74%, 02/15/30                                     1,680,000       1,602,109
-------------------------------------------------------------------------------
  Series 2005-C3, Class A5, Pass Through Ctfs.,
  4.74%, 07/15/30                                     1,895,000       1,820,423
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
  Class B, Pass Through Ctfs., 5.28%, 02/12/42           25,000          24,201
-------------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class A4, Pass Through Ctfs.,
  5.38%, 11/14/42                                     1,540,000       1,491,419
-------------------------------------------------------------------------------
  Series 2005-T19, Class A4A, Pass Through Ctfs.,
  4.89%, 06/12/47                                     1,000,000         957,708
-------------------------------------------------------------------------------
  Series 2005-HQ5, Class A4, Pass Through Ctfs.,
  5.17%, 01/14/42                                       250,000         245,146
-------------------------------------------------------------------------------
  Series 2005-HQ7, Class AJ, Pass Through Ctfs.,
  5.38%, 11/14/42                                       120,000          71,780
-------------------------------------------------------------------------------
  Series 2006-IQ11, Class B, Floating Rate, Pass
  Through Ctfs., 5.95%, 10/15/42                        270,000          69,274
-------------------------------------------------------------------------------
Park Square Mortgage Trust,Series 2000-CB50, Class
  B1, Pass Through Ctfs., 7.57%, 11/05/33
  (Acquired 05/05/09; Cost $540,938)(c)                 500,000         533,925
-------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C18, Class A4, Pass Through Ctfs.,
  4.94%, 04/15/42                                       275,000         263,689
-------------------------------------------------------------------------------
  Series 2005-C21, Class A4, Pass Through Ctfs.,
  5.38%, 10/15/44                                       447,000         441,442
-------------------------------------------------------------------------------
  Series 2005-C21, Class AM, Pass Through Ctfs.,
  5.38%, 10/15/44                                       275,000         230,488
===============================================================================
     Total Asset-Backed Securities (Cost
       $16,572,596)                                                  16,951,428
===============================================================================



BONDS & NOTES-4.32%

APARTMENTS-0.31%

Camden Property Trust, Sr. Unsec. Unsub. Notes,
  7.63%, 02/15/11                                       420,000         429,991
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SELECT REAL ESTATE INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
HEALTHCARE-1.20%

HCP Inc., Sr. Unsec. Notes, 6.45%, 06/25/12          $  120,000    $    122,654
-------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec. Notes, 8.00%,
  09/12/12                                              500,000         532,524
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc.,
  Sr. Unsec. Notes, 6.50%, 07/15/11                     330,000         336,306
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 6.25%, 02/01/13              650,000         645,689
===============================================================================
                                                                      1,637,173
===============================================================================


INDUSTRIAL/OFFICE: MIXED-1.06%

Liberty Property, L.P.,
  Sr. Unsec. Unsub. Global Notes, 6.63%, 10/01/17       750,000         684,964
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.25%, 03/15/11              300,000         312,570
-------------------------------------------------------------------------------
  5.65%, 08/15/14                                       485,000         449,977
===============================================================================
                                                                      1,447,511
===============================================================================


OFFICE-1.08%

Mack-Cali Realty, Corp., Sr. Unsec., 7.75%,
  08/15/19                                              900,000         914,857
-------------------------------------------------------------------------------
Mack-Cali Realty, L.P.,
  Sr. Unsec. Notes, 5.05%, 04/15/10                      78,000          78,410
-------------------------------------------------------------------------------
  7.75%, 02/15/11                                       450,000         474,576
===============================================================================
                                                                      1,467,843
===============================================================================


SELF STORAGE-0.12%

Self Storage Shurgard Storage Centers LLC, Sr.
  Unsec. Notes, 7.75%, 02/22/11                         154,000         160,838
===============================================================================


SHOPPING CENTERS-0.55%

Federal Realty Investment Trust,
  Sr. Unsec. Notes, 5.40%, 12/01/13                     244,000         242,010
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 6.00%, 07/15/12              497,000         502,349
===============================================================================
                                                                        744,359
===============================================================================
     Total Bonds & Notes (Cost $5,482,134)                            5,887,715
===============================================================================


                                                       SHARES

MONEY MARKET FUNDS-12.54%

Liquid Assets Portfolio-Institutional Class(e)        8,555,959       8,555,959
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              8,555,959       8,555,959
===============================================================================
     Total Money Market Funds (Cost $17,111,918)                     17,111,918
===============================================================================
TOTAL INVESTMENTS-106.15% (Cost $137,322,696)                       144,851,958
===============================================================================
OTHER ASSETS LESS LIABILITIES-(6.15)%                                (8,389,122)
===============================================================================
NET ASSETS-100.00%                                                 $136,462,836
_______________________________________________________________________________
===============================================================================




Investment Abbreviations:

Ctfs.   - Certificates
Dep     - Depositary
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2009 was $1,687,722, which represented 1.24% of the Fund's Net Assets.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2009.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $120,210,778)                           $127,740,040
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       17,111,918
================================================================================
     Total investments, at value (Cost $137,322,696)                 144,851,958
================================================================================
Receivables for:
  Fund shares sold                                                       907,211
--------------------------------------------------------------------------------
  Dividends and interest                                                 393,002
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         17,396
--------------------------------------------------------------------------------
Other assets                                                              17,796
================================================================================
     Total assets                                                    146,187,363
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                9,291,248
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 219,221
--------------------------------------------------------------------------------
  Amount due custodian                                                     7,687
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              73,728
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        60,413
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        72,230
================================================================================
     Total liabilities                                                 9,724,527
================================================================================
Net assets applicable to shares outstanding                         $136,462,836
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $178,532,752
--------------------------------------------------------------------------------
Undistributed net investment income                                      554,808
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (50,153,986)
--------------------------------------------------------------------------------
Unrealized appreciation                                                7,529,262
================================================================================
                                                                    $136,462,836
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 94,979,144
________________________________________________________________________________
================================================================================
Class B                                                             $    679,675
________________________________________________________________________________
================================================================================
Class C                                                             $  4,296,338
________________________________________________________________________________
================================================================================
Class Y                                                             $  2,755,019
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 33,752,660
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               14,347,626
________________________________________________________________________________
================================================================================
Class B                                                                  102,918
________________________________________________________________________________
================================================================================
Class C                                                                  650,620
________________________________________________________________________________
================================================================================
Class Y                                                                  417,237
________________________________________________________________________________
================================================================================
Institutional Class                                                    5,102,200
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       6.62
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $6.62 divided by 94.50%)                   $       7.01
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       6.60
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       6.60
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       6.60
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       6.62
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Dividends                                                                           $  4,398,133
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $126,568)                                                                           165,627
------------------------------------------------------------------------------------------------
Interest                                                                                 887,884
================================================================================================
     Total investment income                                                           5,451,644
================================================================================================


EXPENSES:

Advisory fees                                                                            623,818
------------------------------------------------------------------------------------------------
Administrative services fees                                                              50,000
------------------------------------------------------------------------------------------------
Custodian fees                                                                            13,576
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                176,219
------------------------------------------------------------------------------------------------
  Class B                                                                                  5,871
------------------------------------------------------------------------------------------------
  Class C                                                                                 17,243
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     304,006
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,783
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 19,921
------------------------------------------------------------------------------------------------
Other                                                                                    186,847
================================================================================================
     Total expenses                                                                    1,401,284
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (7,076)
================================================================================================
     Net expenses                                                                      1,394,208
================================================================================================
Net investment income                                                                  4,057,436
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                  (41,566,429)
================================================================================================
Change in net unrealized appreciation of investment securities                        18,227,028
================================================================================================
Net realized and unrealized gain (loss)                                              (23,339,401)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(19,281,965)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  4,057,436    $  5,992,308
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (41,566,429)     (2,427,114)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        18,227,028     (19,290,644)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (19,281,965)    (15,725,450)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                     (3,432,938)     (8,565,347)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (25,447)        (19,825)
--------------------------------------------------------------------------------------------------------
  Class C                                                                        (56,307)        (32,369)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (20,142)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (471,968)       (166,047)
========================================================================================================
     Total distributions from net investment income                           (4,006,802)     (8,783,588)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                             --     (76,417,808)
--------------------------------------------------------------------------------------------------------
  Class B                                                                             --         (83,959)
--------------------------------------------------------------------------------------------------------
  Class C                                                                             --        (140,190)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --          (3,700)
========================================================================================================
     Total distributions from net realized gains                                      --     (76,645,657)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                      4,766,853     (13,067,864)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (193,923)      1,152,702
--------------------------------------------------------------------------------------------------------
  Class C                                                                      2,443,803       1,875,071
--------------------------------------------------------------------------------------------------------
  Class Y                                                                      2,356,933              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         23,093,975      13,951,263
========================================================================================================
     Net increase in net assets resulting from share transactions             32,467,641       3,911,172
========================================================================================================
     Net increase (decrease) in net assets                                     9,178,874     (97,243,523)
========================================================================================================


NET ASSETS:

  Beginning of year                                                          127,283,962     224,527,485
========================================================================================================
  End of year (includes undistributed net investment income of $554,808
     and $497,244, respectively)                                            $136,462,836    $127,283,962
________________________________________________________________________________________________________
========================================================================================================




NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

  Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund at which time the Fund became a new series portfolio of the Trust. The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the "Reorganization Date") through the transfer of all its assets and liabilities to the Fund (the "Reorganization"). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report.


14        AIM SELECT REAL ESTATE INCOME FUND

  The Fund's investment objectives are high current income and secondarily, capital appreciation.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

15        AIM SELECT REAL ESTATE INCOME FUND
      the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


16        AIM SELECT REAL ESTATE INCOME FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees of $3,912.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $314.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance

17        AIM SELECT REAL ESTATE INCOME FUND
to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $18,147 in front-end sales commissions from the sale of Class A shares and $37, $786 and $2,122 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and Trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                 $122,012,815     $        --       $--       $122,012,815
---------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                   --       5,887,715        --          5,887,715
---------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                     --      16,951,428        --         16,951,428
===========================================================================================================================
  Total Investments                                               $122,012,815     $22,839,143       $--       $144,851,958
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,850.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $3,349 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


18        AIM SELECT REAL ESTATE INCOME FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                2009            2008
-------------------------------------------------------------------------------------------------------
Ordinary income                                                              $4,006,802     $10,440,892
-------------------------------------------------------------------------------------------------------
Long-term capital gain                                                               --      74,988,353
=======================================================================================================
Total distributions                                                          $4,006,802     $85,429,245
_______________________________________________________________________________________________________
=======================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $    629,919
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                             4,637,036
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (75,111)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                               (28,230,072)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (19,031,688)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        178,532,752
================================================================================================
Total net assets                                                                    $136,462,836
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                     19,031,688
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $78,465,685 and $49,948,874, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $10,736,374
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (6,099,338)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 4,637,036
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $140,214,922.


NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of proxy costs, on August 31, 2009, undistributed net investment income was increased by $6,930 and shares of beneficial interest decreased by $6,930. This reclassification had no effect on the net assets of the Fund.


19        AIM SELECT REAL ESTATE INCOME FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                             -----------------------------------------------------------
                                                                       2009(a)                           2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     6,297,362     $ 34,744,449      1,839,980     $ 16,558,591
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        57,532          329,420        159,313        1,442,997
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       560,262        3,230,335        246,055        2,240,917
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  1,186,116        6,557,609             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         3,944,022       25,122,675      1,546,029       14,211,127
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       377,291        2,179,083      4,159,275       37,122,833
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         4,076           23,964         11,708          103,040
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         8,753           49,216         16,374          144,890
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         2,841           13,740             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            82,199          471,968         19,351          169,747
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         3,793           21,265          6,502           54,878
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (3,803)         (21,265)        (6,516)         (54,878)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (5,633,762)     (32,177,944)    (6,467,883)     (66,804,166)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (89,390)        (526,042)       (40,000)        (338,457)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (149,028)        (835,748)       (53,711)        (510,736)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (771,720)      (4,214,416)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (437,953)      (2,500,668)       (52,039)        (429,611)
========================================================================================================================
     Net increase in share activity                           5,438,591     $ 32,467,641      1,384,438     $  3,911,172
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 9% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES       AMOUNT
     -------------------------------------------------------------------------------------------------
     Class Y                                                                       6,791      $ 48,556
     -------------------------------------------------------------------------------------------------
     Class A                                                                      (6,791)      (48,556)
     _________________________________________________________________________________________________
     =================================================================================================





20        AIM SELECT REAL ESTATE INCOME FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedules present financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.


                                                                                  CLASS A*
                                             ----------------------------------------------------------------------------------
                                                  YEAR ENDED
                                                  AUGUST 31,          EIGHT MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                             --------------------         AUGUST 31,         ----------------------------------
                                               2009        2008              2007              2006         2005         2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  8.38     $  16.27          $  17.35          $  17.49     $  20.02     $  17.83
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.27(a)      0.42(a)           0.44(a)           0.86         0.90         0.85
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                  (1.75)       (1.54)            (1.54)             3.88        (0.36)        3.16
-------------------------------------------------------------------------------------------------------------------------------
Less distributions to auction rate
  preferred shareholders of Closed-End
  Fund from net investment income(b)             N/A          N/A               N/A             (0.20)       (0.17)       (0.08)
===============================================================================================================================
     Total from investment operations          (1.48)       (1.12)            (1.10)             4.54         0.37         3.93
===============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.28)       (0.65)            (0.38)            (0.89)       (1.24)       (1.24)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --        (6.18)            (0.09)            (3.84)       (1.66)       (0.50)
===============================================================================================================================
     Total distributions                       (0.28)       (6.83)            (0.47)            (4.73)       (2.90)       (1.74)
===============================================================================================================================
Increase from common shares of Closed-End
  Fund repurchased                               N/A          N/A                --              0.05           --           --
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of
  beneficial interest                             --         0.06              0.49               N/A          N/A          N/A
===============================================================================================================================
Net asset value, end of period               $  6.62     $   8.38          $  16.27          $  17.35     $  17.49        20.02
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Market value per common share of Closed-
  End Fund at period-end                     $   N/A     $    N/A          $    N/A          $  16.67     $  14.98        17.50
===============================================================================================================================
Total return at net asset value               (17.12)%(c)   (7.47)%(c)(d)     (3.59)%(c)(d)     29.15%(e)     4.44%(e)    24.43%(e)
===============================================================================================================================
Market value return                              N/A          N/A               N/A             44.88%        2.33%       16.89%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)     $94,979     $111,529          $224,000          $678,394     $698,380     $799,358
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                             1.73%(f)     1.32%             1.08%(g)          0.96%(h)     0.95%(h)     0.93%(h)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                             1.74%(f)     1.33%             1.23%(g)          1.33%(h)     1.33%(h)     1.32%(h)
===============================================================================================================================
Ratio of net investment income to average
  net assets                                    4.83%(f)     3.91%             3.82%(g)          4.59%(h)     4.70%(h)     4.64%(h)
===============================================================================================================================
Ratio of distributions to auction rate
  preferred shareholders of Closed-End
  Fund to average net attributable to
  common shares of Closed-End Fund               N/A          N/A               N/A              1.30%(g)     0.86%        0.42%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(i)                        59%          73%               24%               23%          17%          19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Auction rate preferred shares of Closed-
  End Fund:
  Liquidation value, end of period (000s
     omitted)                                    N/A          N/A               N/A                --     $205,000     $205,000
===============================================================================================================================
  Total shares outstanding                       N/A          N/A               N/A                --        8,200        8,200
===============================================================================================================================
  Asset coverage per share                       N/A          N/A               N/A                --     $110,168     $122,483
===============================================================================================================================
  Liquidation and market value per share         N/A          N/A               N/A                --     $ 25,000     $ 25,000
_______________________________________________________________________________________________________________________________
===============================================================================================================================



* Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.
(a)  Calculated using average shares outstanding.
(b)  Based on average number of common shares outstanding of Closed-End Fund.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(e) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value of Closed-End over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund's dividend reinvestment plan.
(f)  Ratios are based on average daily net assets (000s omitted) of $70,488.
(g)  Annualized.
(h) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.
(i) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.



21        AIM SELECT REAL ESTATE INCOME FUND

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09          $ 8.37      $0.23        $(1.77)      $(1.54)     $(0.23)       $   --         $(0.23)      $ 6.60
Year ended 08/31/08           16.23       0.28         (1.40)(e)    (1.12)      (0.56)        (6.18)         (6.74)        8.37
Year ended 08/31/07(f)        17.34       0.22         (1.09)(e)    (0.87)      (0.24)           --          (0.24)       16.23
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09            8.38       0.23         (1.78)       (1.55)      (0.23)           --          (0.23)        6.60
Year ended 08/31/08           16.23       0.29         (1.40)(e)    (1.11)      (0.56)        (6.18)         (6.74)        8.38
Year ended 08/31/07(f)        17.34       0.22         (1.09)(e)    (0.87)      (0.24)           --          (0.24)       16.23
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(f)         7.15       0.26         (0.63)       (0.37)      (0.18)           --          (0.18)        6.60
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09            8.39       0.31         (1.77)       (1.46)      (0.31)           --          (0.31)        6.62
Year ended 08/31/08           16.27       0.37         (1.37)(e)    (1.00)      (0.70)        (6.18)         (6.88)        8.39
Year ended 08/31/07(f)        17.34       0.32         (1.09)(e)    (0.77)      (0.30)           --          (0.30)       16.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09          (17.91)%     $   680           2.48%(d)          2.49%(d)       4.08%(d)       59%
Year ended 08/31/08           (8.01)        1,126           2.07              2.08           3.16           73
Year ended 08/31/07(f)        (5.10)          162           2.04(g)           2.04(g)        2.86(g)        24
------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09          (18.00)        4,296           2.48(d)           2.49(d)        4.08(d)        59
Year ended 08/31/08           (7.90)        1,932           2.07              2.08           3.16           73
Year ended 08/31/07(f)        (5.10)          356           2.04(g)           2.04(g)        2.86(g)        24
------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(f)        (4.23)        2,755           1.53(d)(g)        1.53(d)(g)     5.03(d)(g)     59
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09          (16.75)       33,753           1.11(d)           1.12(d)        5.45(d)        59
Year ended 08/31/08           (6.91)       12,696           0.88              0.89           4.35           73
Year ended 08/31/07(f)        (4.53)           10           0.89(g)           0.89(g)        4.01(g)        24
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $587, $1,724, $869 and $9,591 for Class B, Class C, Class Y and Institutional Class shares, respectively.
(e) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Institutional Class shares were $0.05, $0.05 and $0.04 per share and $0.47, $0.47 and $0.48 per share for the year ended August 31, 2008 and the eight months ended August 31, 2007, respectively.
(f) Commencement date of March 9, 2007 for Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)  Annualized.



22        AIM SELECT REAL ESTATE INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of AIM Select Real Estate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Select Real Estate Income Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



23        AIM SELECT REAL ESTATE INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,534.90       $11.12      $1,016.43       $ 8.84       1.74%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,528.00        15.87       1,012.65        12.63       2.49
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,528.00        15.87       1,012.65        12.63       2.49
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,535.70         9.52       1,017.69         7.58       1.49
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.



24        AIM SELECT REAL ESTATE INCOME FUND

Supplement to Annual Report dated 8/31/09

AIM SELECT REAL ESTATE INCOME FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------   the most recent Fund prospectus as of the
                                             AVERAGE ANNUAL TOTAL RETURNS                 date of this supplement for Institutional
The following information has been           For periods ended 8/31/09                    Class shares was 0.91%. The expense ratios
prepared to provide Institutional Class                                                   presented above may vary from the expense
shareholders with a performance overview     Inception                            8.14%   ratios presented in other sections of the
specific to their holdings. Institutional    ------------------------------------------   actual report that are based on expenses
Class shares are offered exclusively to         5 Years                           2.62    incurred during the period covered by the
institutional investors, including defined   ------------------------------------------   report.
contribution plans that meet certain            1 Year                          -16.68
criteria.                                    ------------------------------------------   Fund performance was positively
                                                                                          impacted by a temporary 2% fee on
                                             ------------------------------------------   redemptions that was in effect from March
                                             AVERAGE ANNUAL TOTAL RETURNS                 12, 2007 to March 12, 2008. Without income
                                             For periods ended 6/30/09, the most recent   from this temporary fee, returns would
                                             calendar quarter-end                         have been lower.

                                             Inception                            5.62%      Had the advisor not waived fees and/or
                                             ------------------------------------------   reimbursed expenses in the past,
                                                5 Years                           0.50    performance would have been lower.
                                             ------------------------------------------
                                                1 Year                          -30.99       Please note that past performance is
                                             ------------------------------------------   not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             Institutional Class shares' inception date   those shown. All returns assume
                                             is March 9, 2007. Returns since that date    reinvestment of distributions at NAV.
                                             are historical returns. All other returns    Investment return and principal value will
                                             are blended returns of historical            fluctuate so your shares, when redeemed,
                                             Institutional Class share performance and    may be worth more or less than their
                                             restated Class A share performance (for      original cost. See full report for
                                             periods prior to the inception date of       information on comparative benchmarks.
                                             Institutional Class shares) at net asset     Please consult your Fund prospectus for
                                             value (NAV) and reflect the Rule 12b-1       more information. For the most current
                                             fees applicable to Class A shares. Class A   month-end performance, please call
                                             shares' inception date is May 31, 2002.      800 451 4246 or visit invescoaim.com.

                                                Institutional Class shares have no        (1)  Total annual operating expenses less
                                             sales charge; therefore, performance is at        any contractual fee waivers and/or
                                             NAV. Performance of Institutional Class           expense reimbursements by the advisor
                                             shares will differ from performance of            in effect through at least June 30,
                                             other share classes primarily due to              2010. See current prospectus for more
                                             differing sales charges and class                 information.
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.90%.(1) The total annual Fund
                                             operating expense ratio set forth in

------------------------------------------
NASDAQ SYMBOL                        ASRIX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SREI-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,537.30       $7.10       $1,019.61       $5.65        1.11%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM SELECT REAL ESTATE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these funds.   the year as part of their ongoing
Counselor Series Trust is required under                                                  oversight of the Fund, and did not
the Investment Company Act of 1940 to           In addition to their meetings             identify any particular factor that was
approve annually the renewal of the AIM      throughout the year, the Sub-Committees      controlling. Each Trustee may have
Select Real Estate Income Fund (the Fund)    meet at designated contract renewal          evaluated the information provided
investment advisory agreement with Invesco   meetings each year to conduct an in-depth    differently from another Trustee and
Aim Advisors, Inc. (Invesco Aim) and the     review of the performance, fees, expenses    attributed different weight to the various
Master Intergroup Sub-Advisory Contract      and other matters related to their           factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           assigned funds. During the contract          advisory arrangements and resulting
contracts) with Invesco Asset Management     renewal process, the Trustees receive        advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   comparative performance and fee data         AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Australia Limited,          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     supervision of the Senior Officer who also   certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   prepares a separate analysis of this         some years than in others, and that the
Secured Management, Inc. and Invesco         information for the Trustees. Each           Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   Sub-Committee then makes recommendations     a particular year may be based in part on
Sub-Advisers). During contract renewal       to the Investments Committee regarding the   their deliberations and conclusions
meetings held on June 16-17, 2009, the       fees and expenses of their assigned funds.   regarding these same arrangements
Board as a whole, and the disinterested or   The Investments Committee considers each     throughout the year and in prior years.
"independent" Trustees voting separately,    Sub-Committee's recommendations and makes
approved the continuance of the Fund's       its own recommendations regarding the fees      The discussion below serves as a
investment advisory agreement and the        and expenses of the AIM Funds to the full    summary of the Senior Officer's
sub-advisory contracts for another year,     Board. The Investments Committee also        independent written evaluation with
effective July 1, 2009. In doing so, the     considers each Sub-Committee's               respect to the Fund's investment advisory
Board determined that the Fund's             recommendations in making its annual         agreement as well as a discussion of the
investment advisory agreement and the        recommendation to the Board whether to       material factors and related conclusions
sub-advisory contracts are in the best       approve the continuance of each AIM Fund's   that formed the basis for the Board's
interests of the Fund and its shareholders   investment advisory agreement and            approval of the Fund's investment advisory
and that the compensation to Invesco Aim     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the                                                 Unless otherwise stated, information set
Fund's investment advisory agreement and        The independent Trustees met separately   forth below is as of June 17, 2009, and
sub-advisory contracts is fair and           during their evaluation of the Fund's        does not reflect any changes that may have
reasonable.                                  investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/ or fee waivers.
The Board's Investments Committee has        evaluation of the Fund's investment
established three Sub-Committees that are    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      is to manage the process by which the AIM
the AIM Funds. This Sub-Committee            Funds' proposed management fees are             A. Nature, Extent and Quality of
structure permits the Trustees to focus on   negotiated during the annual contract              Services Provided by Invesco Aim
the performance of the AIM Funds that have   renewal process to ensure that they are
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      The Board reviewed the advisory services
meet throughout the year to review the       length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     Senior Officer must either supervise a       the Fund's investment advisory agreement,
the Sub-Committees review monthly and        competitive bidding process or prepare an    the performance of Invesco Aim in
quarterly comparative performance            independent written evaluation. The Senior   providing these services, and the
information and periodic asset flow data     Officer recommended that an independent      credentials and experience of the officers
for their assigned funds. These materials    written evaluation be provided and, at the   and employees of Invesco Aim who provide
are prepared under the direction and         direction of the Board, prepared an          these services. The Board's review of the
supervision of the independent Senior        independent written evaluation.              qualifications of Invesco Aim to provide
Officer, an officer of the AIM Funds who                                                  these services included the Board's
reports directly to the independent             During the annual contract renewal        consideration of Invesco Aim's portfolio
Trustees. Over the course of each year,      process, the Board considered the factors    and product review process, various back
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   office support functions provided by
managers for their assigned funds and        and reasonableness of the Fund's             Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory contracts. The Board            trading operations. The Board concluded
investment objective(s), policies,           considered all of the information provided   that the nature, extent and quality of the
                                             to them, including information provided at   advisory services provided to the Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim


25   AIM SELECT REAL ESTATE INCOME FUND                                                                                    continued

currently is providing satisfactory          ers by permitting Invesco Aim to utilize     least one year old and that other data did
advisory services in accordance with the     the additional resources and talent of the   not reflect the market downturn that
terms of the Fund's investment advisory      Affiliated Sub-Advisers in managing the      occurred in the fourth quarter of 2008.
agreement. In addition, based on their       Fund.
ongoing meetings throughout the year with                                                    The Board also compared the Fund's
the Fund's portfolio manager or managers,       C. Fund Performance                       effective fee rate (the advisory fee after
the Board concluded that these individuals                                                any advisory fee waivers and before any
are competent and able to continue to        The Board considered Fund performance as a   expense limitations/ waivers) to the
carry out their responsibilities under the   relevant factor in considering whether to    effective fee rates of other clients of
Fund's investment advisory agreement.        approve the investment advisory agreement    Invesco Aim and its affiliates with
                                             as well as the sub-advisory contracts for    investment strategies comparable to those
   In determining whether to continue the    the Fund, as Invesco Institutional           of the Fund, including an offshore fund
Fund's investment advisory agreement, the    currently manages assets of the Fund.        sub-advised by Invesco Institutional. The
Board considered the prior relationship                                                   Board noted that the Fund's rate was below
between Invesco Aim and the Fund, as well       The Board compared the Fund's             the effective fee rate for the offshore
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   fund.
operations, and concluded that it is         five calendar years to the performance of
beneficial to maintain the current           all funds in the Lipper performance             Additionally, the Board compared the
relationship, in part, because of such       universe that are not managed by Invesco     Fund's effective fee rate to the effective
knowledge. The Board also considered the     AIM or an Affiliated Sub-Adviser and         fee rates paid by several separately
steps that Invesco Aim and its affiliates    against the Lipper Real Estate Funds         managed accounts/wrap accounts advised by
continue to take to improve the quality      Index. The Board noted that the Fund's       Invesco Institutional. The Board noted
and efficiency of the services they          performance was in the first quintile of     that the Fund's sub-advisory fee rate was
provide to the AIM Funds in the areas of     its Lipper performance universe for the      below the rates for the separately managed
investment performance, product line         one and three year periods, and the fourth   accounts/ wrap accounts. The Board
diversification, distribution, fund          quintile for the five year period (the       considered that management of the
operations, shareholder services and         first quintile being the best performing     separately managed accounts/wrap accounts
compliance. The Board concluded that the     funds and the fifth quintile being the       by the Invesco Institutional involves
quality and efficiency of the services       worst performing funds). The Board noted     different levels of services and different
Invesco Aim and its affiliates provide to    that the Fund's performance was above the    operational and regulatory requirements
the AIM Funds in each of these areas         performance of the Index for the one and     than Invesco Aim's and Invesco
support the Board's approval of the          three year periods and below the Index for   Institutional's management of the Fund.
continuance of the Fund's investment         the five year period. Although the           The Board concluded that these differences
advisory agreement.                          independent written evaluation of the        are appropriately reflected in the fee
                                             Fund's Senior Officer only considered Fund   structure for the Fund.
   B. Nature, Extent and Quality of          performance through the most recent
      Services Provided by Affiliated        calendar year, the Board also reviewed          The Board noted that Invesco Aim has
      Sub-Advisers                           more recent Fund performance and this        agreed to reduce the per account transfer
                                             review did not change their conclusions.     agent fee for all the retail funds,
The Board reviewed the services provided     The Board noted that, in response to the     including the Fund, effective July 1,
by the Affiliated Sub-Advisers under the     Board's focus on fund performance, Invesco   2009. The Board also noted that Invesco
sub-advisory contracts and the credentials   Aim has taken a number of actions intended   Aim has contractually agreed to waive fees
and experience of the officers and           to improve the investment process for the    and/or limit expenses of the Fund through
employees of the Affiliated Sub-Advisers     funds.                                       at least June 30, 2010 in an amount
who provide these services. The Board                                                     necessary to limit total annual operating
concluded that the nature, extent and           D. Advisory and Sub-Advisory Fees and     expenses to a specified percentage of
quality of the services provided by the            Fee Waivers                            average daily net assets for each class of
Affiliated Sub-Advisers are appropriate.                                                  the Fund. The Board noted that at the
The Board noted that the Affiliated          The Board compared the Fund's contractual    current expense ratio for the Fund, this
Sub-Advisers, which have offices and         advisory fee rate to the contractual         expense waiver does not have any impact.
personnel that are geographically            advisory fee rates of funds in the Fund's
dispersed in financial centers around the    Lipper expense group that are not managed       The Board also considered the services
world, can provide research and other        by Invesco Aim or an Affiliated              provided by the Affiliated Sub-Advisers
information and make recommendations on      Sub-Adviser, at a common asset level. The    pursuant to the sub-advisory contracts
the markets and economies of various         Board noted that the Fund's contractual      and the services provided by Invesco Aim
countries and securities of companies        advisory fee rate was below the median       pursuant to the Fund's advisory agreement,
located in such countries or on various      contractual advisory fee rate of funds in    as well as the allocation of fees between
types of investments and investment tech-    its expense group. The Board also reviewed   Invesco Aim and the Affiliated
niques. The Board noted that investment      the methodology used by Lipper in            Sub-Advisers pursuant to the sub-advisory
decisions for the Fund are made by Invesco   determining contractual fee rates, which     contracts. The Board noted that the
Institutional (N.A.), Inc. (Invesco          includes using audited financial data from   sub-advisory fees have no direct effect on
Institutional). The Board concluded that     the most recent annual report of each fund   the Fund or its shareholders, as they are
the sub-advisory contracts benefit the       in the expense group that was publicly       paid by Invesco Aim to the Affiliated
Fund and its sharehold-                      available as of the end of the past          Sub-Advisers, and that Invesco Aim and the
                                             calendar year. The Board noted that some     Affiliated Sub-Advisers are affiliates.
                                             comparative data was at


26   AIM SELECT REAL ESTATE INCOME FUND                                                                                    continued

   After taking account of the Fund's        provided. The Board considered whether       ements may be invested in money market
contractual advisory fee rate, the           Invesco Aim is financially sound and has     funds advised by Invesco Aim pursuant to
contractual sub-advisory fee rate, the       the resources necessary to perform its       procedures approved by the Board. The
comparative advisory fee information         obligations under the Fund's investment      Board noted that Invesco Aim will receive
discussed above and other relevant           advisory agreement, and concluded that       advisory fees from these affiliated money
factors, the Board concluded that the        Invesco Aim has the financial resources      market funds attributable to such
Fund's advisory and sub-advisory fees are    necessary to fulfill these obligations.      investments, although Invesco Aim has
fair and reasonable.                         The Board considered whether each            contractually agreed to waive through at
                                             Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
   E. Economies of Scale and Breakpoints     sound and has the resources necessary to     payable by the Fund in an amount equal to
                                             perform its obligations under the            100% of the net advisory fee Invesco Aim
The Board considered the extent to which     sub-advisory contracts, and concluded that   receives from the affiliated money market
there are economies of scale in the          each Affiliated Sub-Adviser has the          funds with respect to the Fund's
provision of advisory services to the        financial resources necessary to fulfill     investment in the affiliated money market
Fund. The Board also considered whether      these obligations.                           funds of uninvested cash, but not cash
the Fund benefits from such economies of                                                  collateral. The Board concluded that the
scale through contractual breakpoints in        G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
the Fund's advisory fee schedule. The              and its Affiliates                     cash collateral from any securities
Board noted that the Fund's contractual                                                   lending arrangements in the affiliated
advisory fee schedule includes seven         The Board considered various other           money market funds is in the best
breakpoints, but that due to the Fund's      benefits received by Invesco Aim and its     interests of the Fund and its
asset level at the end of the past           affiliates resulting from Invesco Aim's      shareholders.
calendar year, the Fund is not currently     relationship with the Fund, including the
benefiting from the breakpoints. The Board   fees received by Invesco Aim and its
concluded that the Fund's advisory fees      affiliates for their provision of
appropriately reflect economies of scale     administrative, transfer agency and
at current asset levels. The Board also      distribution services to the Fund. The
noted that the Fund shares directly in       Board considered the performance of
economies of scale through lower fees        Invesco Aim and its affiliates in
charged by third party service providers     providing these services and the
based on the combined size of all of the     organizational structure employed by
AIM Funds and affiliates.                    Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources                              Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrang-
and extent of the services


27   AIM SELECT REAL ESTATE INCOME FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:



     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                             0.04%
     Corporate Dividends Received Deduction*                   0%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


28        AIM SELECT REAL ESTATE INCOME FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds
                                                                                                            (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R)
Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                              Lynch; General Counsel and Director of Compliance, ALPS
                                              Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         AUDITORS
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      PricewaterhouseCoopers LLP
Houston, TX 77046-1173    Suite 100                              Suite 100                              1201 Louisiana Street
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Suite 2900
                                                                                                        Houston, TX 77002-5678
COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  CUSTODIAN
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          State Street Bank and Trust
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 Company
Philadelphia, PA 19103    New York, NY 10036-2714                                                       225 Franklin
                                                                                                        Boston, MA 02110-2801

[GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of   -    EFFICIENT. Stop waiting for regular mail. Your documents
     trees used to produce paper.                                        will be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and delivery      -    EASY. Download, save and print files using your home
     expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - service mark - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   SREI-AR-1  Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         ANNUAL REPORT TO SHAREHOLDERS         AUGUST 31, 2009
-- service mark --           AIM STRUCTURED CORE FUND

                                    [GRAPHIC]

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Long-Term Fund Performance
8      Supplemental Information
9      Schedule of Investments
12     Financial Statements
15     Notes to Financial Statements
22     Financial Highlights
23     Auditor's Report
24     Fund Expenses
25     Approval of Investment Advisory and Sub-Advisory Agreements
28     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more favorable at the close of the fiscal year than at its start.
               [TAYLOR
                PHOTO]                  The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused investors to shun short-term corporate debt. As a result, businesses found it difficult to fund
            Philip Taylor            their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you. Sincerely,

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1)  Reuters;

(2)  Pensions & Investments


2   AIM STRUCTURED CORE FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain rightfully cautious. Staying with an appropriately diversified investment program focused on your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.
              [CROCKETT
                PHOTO]                  Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
            Bruce Crockett
                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3   AIM STRUCTURED CORE FUND

------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
---------------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                                                       volatility remain within the Fund
                                                                                          strategy's guidelines. We continually
For the fiscal year ended August 31, 2009, AIM Structured Core Fund, at net asset value   monitor the portfolio and the overall
(NAV), slightly underperformed its style-specific benchmark, the S&P 500                  investment process is repeated on a
Index.(triangle) The strongest contributions over the last year came from stock           monthly basis to determine which companies
selection in the financials and consumer discretionary sectors -- two areas highly        should be bought or sold in the portfolio.
affected by the ongoing economic recession.
                                                                                          ------------------------------------------
   Your Fund's long-term performance appears later in this report.                        MARKET CONDITIONS AND YOUR FUND

---------------------------------------------------------------------------------------   The fiscal year ended August 31, 2009,
FUND VS. INDEXES                                                                          included the worst U.S. economic downturn
                                                                                          since the Great Depression.(1) An
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   overheated housing market was the primary
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   cause of the recession. When home prices
which would have reduced performance.                                                     fell, financial instruments linked to that
                                                                                          market declined in value, causing
Class A Shares                                                                  -18.66%   significant pressures in other areas of
Class B Shares                                                                  -19.10    the economy. Beginning in the first
Class C Shares                                                                  -19.10    quarter of 2008, gross domestic product
Class R Shares                                                                  -18.70    (the total output of goods and services in
Class Y Shares*                                                                 -18.28    the U.S. economy) contracted in five out
Investor Class Shares                                                           -18.43    of six subsequent quarters.(1)
S&P 500 Index(triangle) (Broad Market/Style-Specific Index)                     -18.25    Unemployment, which stood at 4.9% in
Lipper Large-Cap Core Funds Index (triangle) (Peer Group Index)                 -17.07    January 2008, nearly doubled to 9.7% in
                                                                                          August 2009, as economic distress
(triangle)Lipper Inc.                                                                     reverberated throughout the economy.(2)

*  Share class incepted during the fiscal year. See page 7 for a detailed                    With this backdrop of dire economic
   explanation of Fund performance.                                                       news, the large cap equity market -- as
                                                                                          measured by the S&P 500 Index --
------------------------------------------                                                experienced two extremes over the last
HOW WE INVEST                                also may be considered. Each stock in the    year, creating a "tale of two markets."
                                             universe is evaluated on four factors:       From August 31, 2008 to the market's
We manage your Fund to provide exposure to   company earnings momentum, price trend,      bottom on March 9, 2009, the S&P 500 Index
large cap core equity stocks. The            management action and relative valuation.    fell 46.4%.(3) From March 9th through
portfolio strives to outperform the S&P      The scores from these four factors are       August 31, 2009, however, the S&P 500
500 Index while minimizing the amount of     combined to arrive at an overall alpha       Index rebounded sharply, gaining 52.6%.(3)
additional risk relative to the benchmark.   score (excess return forecast) for each
The Fund can be used as a long-term          stock. Each alpha score is relative to the      Until the market low, market
allocation to large cap stocks that          other securities within the same industry.   participants largely shunned investment
complements other style-specific             Stocks also are evaluated on a multitude     risk. Company fundamentals were subject to
strategies within a diversified asset        of other factors to develop a                intense scrutiny; perceived instability in
allocation strategy.                         stock-specific risk forecast and             a company caused its security price to
                                             transaction cost forecast.                   decline. Leverage was shunned; cash and
   Our investment process integrates the                                                  income were embraced. After March,
following key steps:                            We then incorporate the alpha forecast,   however, investors gradually became risk
                                             risk forecast and transaction cost           consumers again and market leadership
o  Universe development                      forecast using an optimizer (a software      changed abruptly.
                                             tool) to build a portfolio that we believe
o  Stock rankings                            is an optimal balance of the stocks'
                                             potential return and risk. This portfolio
o  Risk assessment                           is constructed according to certain
                                             constraints to increase the probability
o  Portfolio construction                    that the Fund's relative performance and

o  Trading

   While the companies included in the S&P
500 Index are used as a general guide for developing the Fund's investable universe, non-benchmark stocks

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector

Information Technology              19.3%    1. Integrated Oil & Gas              11.1%   1. Exxon Mobil Corp.                  5.4%
Consumer Discretionary              18.3     2. Pharmaceuticals                    8.7    2. Microsoft Corp.                    3.8
Health Care                         16.1     3. Computer Hardware                  7.1    3. International Business Machines
Financials                          12.3     4. Integrated Telecommunication                 Corp.                              3.6
Energy                              11.1        Services                           5.7    4. Apple Inc.                         3.5
Telecommunication Services           7.2     5. Systems Software                   5.4    5. AT&T Inc.                          3.1
Consumer Staples                     6.0     -----------------------------------------    6. Wal-Mart Stores, Inc.              2.8
Industrials                          4.2     Total Net Assets           $113.2 million    7. Chevron Corp.                      2.5
Utilities                            0.9     Total Number of Holdings*              86    8. Occidental Petroleum Corp.         2.5
Materials                            0.8                                                  9. Goldman Sachs Group, Inc. (The)    2.4
U.S. Treasury Bills, Money Market                                                         10. Verizon Communications Inc.       2.3
Funds Plus Other Assets Less
Liabilities                          3.8     The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                             *  Excluding money market fund holdings.


4   AIM STRUCTURED CORE FUND

   As large cap stocks began to recover,     stocks. These sectors, along with            JEREMY LEFKOWITZ
they were led by low-quality stocks, many    financials, comprised three of the four
of which were the hardest-hit during the     worst-performing sectors for the benchmark   Portfolio manager, is lead manager of AIM
collapse. Our review of the data for the     during the fiscal year. From an individual   Structured Core Fund. He began his
March through August 2009 time period        stock perspective, technology companies      investment career in 1968 and has been
showed stocks that outperformed their        APPLE and INTERNATIONAL BUSINESS MACHINES    associated with Invesco Institutional
industry peers tended to be smaller,         were two of the biggest contributors to      and/or its affiliates since 1982. Mr.
lower-priced, and more illiquid.             Fund performance. Conversely, over weights   Lefkowitz earned a B.S. in industrial
Perversely, stocks that outperformed their   in industrial giant GENERAL ELECTRIC and     engineering and an M.B.A. in finance from
industry peers also tended to exhibit real   oil and gas refiner CONOCOPHILLIPS           Columbia University.
fundamental weakness. For example,           detracted from returns.
companies that outperformed tended to be                                                  MAUREEN DONNELLAN
those that were expected to lose money          In terms of risk management, we seek to
over the coming fiscal year, had negative    minimize any style biases in the             Portfolio manager, is manager of AIM
cash flow coming into this period, had       portfolio. Active managers typically add     Structured Core Fund. She has been
their earnings forecasts slashed by 50% or   value in one of or a combination of four     associated with Invesco Institutional
more by analysts, were highly levered, and   areas: beta bias (relative volatility),      and/or its affiliates since 1974.
saw their prices decline dramatically over   style bias, sector/industry over/under
the prior six months. These are not the      weight and stock selection. We attempt to    LAWSON MCWHORTER
type of stocks we seek to include in your    add value through our stock selection
Fund because our research found that such    decisions. Consequently, our risk            Portfolio manager, is manager of AIM
stocks tend to lead to long-term investing   management process seeks to neutralize the   Structured Core Fund. He has been
failure.                                     Fund's exposure relative to the benchmark    associated with Invesco Institutional
                                             with regard to beta, style and               and/or its affiliates since 2005. Mr.
   Regarding the results of AIM Structured   sector/industry exposures.                   McWhorter earned a B.A. with cum laude
Core Fund, it is important to understand                                                  honors from Davidson College. He is a
our investment process to better evaluate       We thank you for your continued           Chartered Market Technician.
the drivers of our relative performance      investment in AIM Structured Core Fund.
versus the benchmark. We generally                                                        WILLIAM MERSON
evaluate performance based on the impact     (1) Bureau of Economic Analysis
of our stock selection and risk                                                           Portfolio manager, is manager of AIM
management.                                  (2) Bureau of Labor Statistics               Structured Core Fund. He has been
                                                                                          associated with Invesco Institutional
   Our stock selection model, based on the   (3) Lipper Inc.                              and/or its affiliates since 1984. Mr.
four factors (company earnings momentum,                                                  Merson earned a B.B.A. from Manhattan
price trend, management action and           The views and opinions expressed in          College and an M.B.A. from New York
relative value) that make up our alpha       management's discussion of Fund              University.
(excess return) forecast for stocks in our   performance are those of Invesco Aim
investment universe, was a detractor from    Advisors, Inc. These views and opinions      DANIEL TSAI
Fund performance. However, in selecting      are subject to change at any time based on
holdings for the Fund, we also take into     factors such as market and economic          Chartered Financial Analyst, portfolio
account our risk and transaction cost        conditions. These views and opinions may     manager, is manager of AIM Structured Core
forecasts. We use our optimization           not be relied upon as investment advice or   Fund. He has been associated with Invesco
software to assist in making investment      recommendations, or as an offer for a        Institutional and/or its affiliates since
decisions, based on risk and transaction     particular security. The information is      2000. Mr. Tsai earned a B.S. in mechanical
cost forecasts, as well as our alpha         not a complete analysis of every aspect of   engineering from National Taiwan
forecast. Consequently, while our stock      any market, country, industry, security or   University and an M.S. in mechanical
selection model may identify a stock with    the Fund. Statements of fact are from        engineering from the University of
an attractive alpha forecast, the            sources considered reliable, but Invesco     Michigan. He also earned an M.S. in
optimizer may indicate that its              Aim Advisors, Inc. makes no representation   computer science at Wayne State
transaction costs are too high and/or its    or warranty as to their completeness or      University.
risk level is unacceptable. Placing more     accuracy. Although historical performance
of an emphasis on transaction costs and      is no guarantee of future results, these     ANNE UNFLAT
potential risk in making stock selections    insights may help you understand our
can benefit or detract from Fund             investment management philosophy.            Portfolio manager, is manager of AIM
performance. For the fiscal year, it                                                      Structured Core Fund. She has been
augmented our results.                       See important Fund and index disclosures     associated with Invesco Institutional
                                             later in this report.                        and/or its affiliates since 1988. Ms.
   Our stock selection was strongest in                                                   Unflat graduated magna cum laude from
financials during the fiscal year -- an                                                   Queens College with a B.A. in economics.
attractive result, considering it was the                                                 She earned her M.B.A. in finance from St.
worst-performing sector in the S&P 500                                                    John's University.
Index. A slight underweight in financials
versus the S&P 500 Index also helped Fund                                                 Assisted by the Global Quantitative Equity
performance. The portfolio had more                                                       Research Team
difficulty identifying rewarding
investments in industrials and materials


5   AIM STRUCTURED CORE FUND

------------------------------------------------------------------------------------------------------------------------------------
YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT - OLDEST SHARE CLASSES WITH SALES CHARGES SINCE INCEPTION

Fund and Index Data from 3/31/06

                               [PERFORMANCE CHART]

                AIM         AIM           AIM         AIM
            STRUCTURED   STRUCTURED   STRUCTURED   STRUCTURED                LIPPER
            CORE FUND-   CORE FUND-   CORE FUND-   CORE FUND-              LARGE-CAP
              CLASS A     CLASS B       CLASS C     CLASS R      S&P 500   CORE FUNDS
              SHARES       SHARES       SHARES       SHARES     INDEX(1)    INDEX(1)
            ----------   ----------   ----------   ----------   --------   ----------
3/31/2006       9450        10000        10000        10000       10000       10000
    04/06       9554        10100        10100        10100       10134       10104
    05/06       9261         9790         9790         9800        9843        9798
    06/06       9337         9859         9859         9870        9856        9806
    07/06       9412         9939         9939         9959        9917        9772
    08/06       9630        10159        10159        10180       10152       10015
    09/06       9866        10399        10399        10430       10414       10226
    10/06      10272        10819        10819        10860       10753       10567
    11/06      10423        10969        10969        11010       10957       10774
    12/06      10487        11028        11028        11070       11111       10883
    01/07      10697        11250        11250        11304       11279       11059
    02/07      10419        10947        10947        11000       11059       10868
    03/07      10583        11109        11109        11162       11182       10977
    04/07      10986        11524        11524        11589       11677       11434
    05/07      11361        11918        11918        11994       12084       11824
    06/07      11063        11595        11595        11669       11884       11681
    07/07      10583        11089        11089        11162       11516       11352
    08/07      10746        11251        11251        11335       11688       11482
    09/07      11178        11696        11696        11781       12125       11897
    10/07      11533        12060        12060        12157       12318       12154
    11/07      10967        11464        11453        11558       11802       11671
    12/07      11089        11578        11578        11683       11721       11604
    01/08      10064        10503        10502        10602       11018       10925
    02/08       9716        10137        10137        10235       10660       10642
    03/08       9755        10168        10167        10266       10614       10503
    04/08      10286        10726        10725        10837       11131       11020
    05/08      10412        10837        10837        10948       11275       11220
    06/08       9609        10005        10005        10113       10325       10351
    07/08       9474         9853         9853         9970       10239       10204
    08/08       9561         9934         9933        10052       10387       10335
    09/08       8604         8940         8939         9043        9462        9381
    10/08       7193         7468         7468         7564        7873        7791
    11/08       6796         7063         7062         7157        7308        7175
    12/08       6996         7267         7267         7361        7385        7302
    01/09       6358         6586         6585         6690        6763        6736
    02/09       5673         5892         5891         5967        6046        6084
    03/09       6250         6484         6484         6576        6574        6599
    04/09       6875         7115         7115         7234        7203        7270
    05/09       7031         7279         7278         7399        7605        7702
    06/09       7007         7253         7253         7374        7621        7693
    07/09       7548         7808         7808         7932        8196        8283
    08/09       7778         7846         8037         8172        8492        8571

(1) Lipper Inc.

Past performance cannot guarantee            shareholder had liquidated his entire        fund expenses and management fees;
comparable future results.                   investment in the Fund at the close of the   performance of a market index does not.
                                             reporting period and paid the applicable     Performance shown in the chart and
   The data shown in the chart include       contingent deferred sales charges. Index     table(s) does not reflect deduction of
reinvested distributions, applicable sales   results include reinvested dividends, but    taxes a shareholder would pay on Fund
charges and Fund expenses including          they do not reflect sales charges.           distributions or sale of Fund shares.
management fees. Results for Class B         Performance of the peer group reflects
shares are calculated as if a hypothetical


6   AIM STRUCTURED CORE FUND

------------------------------------------   ------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (3/31/06)      -7.08%              CLASS A SHARES
   1 Year               -23.17               Inception (3/31/06)     -10.36%
CLASS B SHARES                                  1 Year               -31.10
Inception (3/31/06)      -6.85%              CLASS B SHARES
   1 Year               -22.35               Inception (3/31/06)     -10.07%
CLASS C SHARES                                  1 Year               -30.41
Inception (3/31/06)      -6.19%              CLASS C SHARES
   1 Year               -19.75               Inception (3/31/06)      -9.41%
CLASS R SHARES                                  1 Year               -28.07
Inception (3/31/06)      -5.73%              CLASS R SHARES
   1 Year               -18.70               Inception (3/31/06)      -8.95%
CLASS Y SHARES                                  1 Year               -27.08
Inception                -5.41%              CLASS Y SHARES
   1 Year               -18.28               Inception                -8.69%
INVESTOR CLASS SHARES                           1 Year               -26.82
Inception                -5.46%              INVESTOR CLASS SHARES
   1 Year               -18.43               Inception                -8.74%
                                                1 Year               -26.95

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    FIGURES REFLECT REINVESTED DISTRIBUTIONS,    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
3, 2008; RETURNS SINCE THAT DATE ARE         CHANGES IN NET ASSET VALUE AND THE EFFECT    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
ACTUAL RETURNS. ALL OTHER RETURNS ARE        OF THE MAXIMUM SALES CHARGE UNLESS           HAVE A FRONT-END SALES CHARGE; RETURNS
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      OTHERWISE STATED. INVESTMENT RETURN AND      SHOWN ARE AT NET ASSET VALUE AND DO NOT
PERFORMANCE AND RESTATED CLASS A SHARE       PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
PERFORMANCE (FOR PERIODS PRIOR TO THE        MAY HAVE A GAIN OR LOSS WHEN YOU SELL        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
INCEPTION DATE OF CLASS Y SHARES) AT NET     SHARES.                                      ASSETS WITHIN THE FIRST YEAR. CLASS Y AND
ASSET VALUE. THE RESTATED CLASS A SHARE                                                   INVESTOR CLASS SHARES DO NOT HAVE A
PERFORMANCE REFLECTS THE RULE 12B-1 FEES        THE NET ANNUAL FUND OPERATING EXPENSE     FRONT-END SALES CHARGE OR A CDSC;
APPLICABLE TO CLASS A SHARES AS WELL AS      RATIO SET FORTH IN THE MOST RECENT FUND      THEREFORE, PERFORMANCE IS AT NET ASSET
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    PROSPECTUS AS OF THE DATE OF THIS REPORT     VALUE.
RECEIVED BY CLASS A SHARES. CLASS A          FOR CLASS A, CLASS B, CLASS C, CLASS R,
SHARES' INCEPTION DATE IS MARCH 31, 2006.    CLASS Y AND INVESTOR CLASS SHARES WAS           THE PERFORMANCE OF THE FUND'S SHARE
                                             1.01%, 1.76%, 1.76%, 1.26%, 0.76%, AND       CLASSES WILL DIFFER PRIMARILY DUE TO
   INVESTOR CLASS SHARES' INCEPTION DATE     1.01%, RESPECTIVELY.(1) THE TOTAL ANNUAL     DIFFERENT SALES CHARGE STRUCTURES AND
IS APRIL 25, 2008. RETURNS SINCE THAT DATE   FUND OPERATING EXPENSE RATIO SET FORTH IN    CLASS EXPENSES.
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    THE MOST RECENT FUND PROSPECTUS AS OF THE
ARE BLENDED RETURNS OF HISTORICAL INVESTOR   DATE OF THIS REPORT FOR CLASS A, CLASS B,       HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS SHARE PERFORMANCE AND RESTATED CLASS   CLASS C, CLASS R, CLASS Y AND INVESTOR       REIMBURSED EXPENSES, PERFORMANCE WOULD
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    CLASS SHARES WAS 1.20%, 1.95%, 1.95%,        HAVE BEEN LOWER.
THE INCEPTION DATE OF INVESTOR CLASS         1.45%, 0.95% AND 1.20%, RESPECTIVELY. THE
SHARES) AT NET ASSET VALUE, WHICH RESTATED   EXPENSE RATIOS PRESENTED ABOVE MAY VARY      (1)  Total annual operating expenses less
PERFORMANCE WILL REFLECT THE RULE 12B-1      FROM THE EXPENSE RATIOS PRESENTED IN OTHER        any contractual fee waivers and/or
FEES APPLICABLE TO CLASS A SHARES FOR THE    SECTIONS OF THIS REPORT THAT ARE BASED ON         expense reimbursements by the advisor
PERIOD USING BLENDED RETURNS. CLASS A        EXPENSES INCURRED DURING THE PERIOD               in effect through at least June 30,
SHARES' INCEPTION DATE IS MARCH 31, 2006.    COVERED BY THIS REPORT.                           2010. See current prospectus for more
                                                                                               information.
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
MONTH-END PERFORMANCE. PERFORMANCE           CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                             THE BEGINNING OF THE SEVENTH YEAR. THE


7   AIM STRUCTURED CORE FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM STRUCTURED CORE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

------------------------------------------
ABOUT SHARE CLASSES                             bond prices generally fall as interest       funds reflects fund expenses;
                                                rates rise and vice versa.                   performance of a market index does not.
o  Effective September 30, 2003, for
   qualified plans only, those previously    o  Leveraging entails risks such as          ------------------------------------------
   established are eligible to purchase         magnifying changes in the value of the    OTHER INFORMATION
   Class B shares of any AIM fund. Please       portfolio's securities.
   see the prospectus for more                                                            o  The Chartered Financial Analysts(R)
   information.                              o  Since a large percentage of the Fund's       (CFA(R)) designation is globally
                                                assets may be invested in securities of      recognized and attests to a
o  Class R shares are available only to         a limited number of companies, each          charterholder's success in a rigorous
   certain retirement plans. Please see         investment has a greater effect on the       and comprehensive study program in the
   the prospectus for more information.         Fund's overall performance, and any          field of investment management and
                                                change in the value of those securities      research analysis.
o  Class Y shares are available to only         could significantly affect the value of
   certain investors. Please see the            your investment in the Fund.              o  The returns shown in management's
   prospectus for more information.                                                          discussion of Fund performance are
                                             o  There is no guarantee that the               based on net asset values calculated
------------------------------------------      investment techniques and risk analysis      for shareholder transactions. Generally
PRINCIPAL RISKS OF INVESTING IN THE FUND        used by the Fund's portfolio managers        accepted accounting principles require
                                                will produce the desired results.            adjustments to be made to the net
o  Credit risk is the risk of loss on an                                                     assets of the Fund at period end for
   investment due to the deterioration of    o  The prices of securities held by the         financial reporting purposes, and as
   an issuer's financial health. Such a         Fund may decline in response to market       such, the net asset values for
   deterioration of financial health may        risks.                                       shareholder transactions and the
   result in a reduction of the credit                                                       returns based on those net asset values
   rating of the issuer's securities and     ------------------------------------------      may differ from the net asset values
   may lead to the issuer's inability to     ABOUT INDEXES USED IN THIS REPORT               and returns reported in the Financial
   honor its contractual obligations,                                                        Highlights.
   including making timely payment of        o  The S&P 500(R) INDEX is a market
   interest and principal.                      capitalization-weighted index covering    o  Industry classifications used in this
                                                all major areas of the U.S. economy. It      report are generally according to the
o  The Fund may use enhanced investment         is not the 500 largest companies, but        Global Industry Classification
   techniques such as derivatives. The          rather the most widely held 500              Standard, which was developed by and is
   principal risk of derivatives is that        companies chosen with respect to market      the exclusive property and a service
   the fluctuations in their values may         size, liquidity and their industry.          mark of MSCI Inc. and Standard &
   not correlate perfectly with the                                                          Poor's.
   overall securities markets. Derivatives   o  The LIPPER LARGE-CAP CORE FUNDS INDEX
   are subject to counterparty risk -- the      is an equally weighted representation
   risk that the other party will not           of the largest funds in the Lipper
   complete the transaction with the Fund.      Large-Cap Core Funds category. These
                                                funds typically have an average
o  Prices of equity securities change in        price-to-earnings ratio, price-to-book
   response to many factors, including the      ratio, and three-year sales-per-share
   historical and prospective earnings of       growth value, compared to the S&P 500
   the issuer, the value of its assets,         Index.
   general economic conditions, interest
   rates, investor perceptions and market    o  The Fund is not managed to track the
   liquidity.                                   performance of any particular index,
                                                including the indexes defined here, and
o  Foreign securities have additional           consequently, the performance of the
   risks, including exchange rate changes,      Fund may deviate significantly from the
   political and economic upheaval,             performance of the indexes.
   relative lack of information,
   relatively low market liquidity, and      o  A direct investment cannot be made in
   the potential lack of strict financial       an index. Unless otherwise indicated,
   and accounting controls and standards.       index results include reinvested
                                                dividends, and they do not reflect
o  Interest rate risk refers to the risk        sales charges. Performance of an index
   that                                         of

                                                                                          ------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                       SCAUX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                       SBCUX
                                                                                          Class C Shares                       SCCUX
---------------------------------------------------------------------------------------   Class R Shares                       SCRUX
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE                                     Class Y Shares                       SCAYX
                                                                                          Investor Class Shares                SCNUX


8   AIM STRUCTURED CORE FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.22%

AEROSPACE & DEFENSE-1.27%

United Technologies Corp.                                24,300    $  1,442,448
===============================================================================


AGRICULTURAL PRODUCTS-1.27%

Archer-Daniels-Midland Co.                               49,900       1,438,617
===============================================================================


AIR FREIGHT & LOGISTICS-0.39%

United Parcel Service, Inc.-Class B                       8,300         443,718
===============================================================================


APPAREL RETAIL-2.97%

Chico's FAS, Inc.(b)                                     19,200         244,416
-------------------------------------------------------------------------------
Gap, Inc. (The)                                         117,900       2,316,735
-------------------------------------------------------------------------------
Ross Stores, Inc.                                        17,200         802,208
===============================================================================
                                                                      3,363,359
===============================================================================


APPLICATION SOFTWARE-0.09%

Compuware Corp.(b)                                       13,700          98,777
===============================================================================


AUTOMOBILE MANUFACTURERS-1.74%

Ford Motor Co.(b)                                       259,200       1,969,920
===============================================================================


AUTOMOTIVE RETAIL-0.85%

AutoNation, Inc.(b)                                      19,600         372,008
-------------------------------------------------------------------------------
AutoZone, Inc.(b)                                         4,000         589,000
===============================================================================
                                                                        961,008
===============================================================================


BIOTECHNOLOGY-3.92%

Amgen Inc.(b)                                            42,800       2,556,872
-------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                      37,500       1,882,875
===============================================================================
                                                                      4,439,747
===============================================================================


COAL & CONSUMABLE FUELS-0.00%

Patriot Coal Corp.(b)                                         1               7
===============================================================================


COMMUNICATIONS EQUIPMENT-0.13%

Harris Stratex Networks, Inc.-Class A(b)                 23,900         144,834
===============================================================================


COMPUTER & ELECTRONICS RETAIL-1.92%

RadioShack Corp.                                        143,300       2,168,129
===============================================================================


COMPUTER HARDWARE-7.07%

Apple Inc.(b)                                            23,600       3,969,756
-------------------------------------------------------------------------------
International Business Machines Corp.                    34,100       4,025,505
===============================================================================
                                                                      7,995,261
===============================================================================


COMPUTER STORAGE & PERIPHERALS-2.33%

EMC Corp.(b)                                             71,300       1,133,670
-------------------------------------------------------------------------------
QLogic Corp.(b)                                           5,000          79,050
-------------------------------------------------------------------------------
Western Digital Corp.(b)                                 41,500       1,422,620
===============================================================================
                                                                      2,635,340
===============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.14%

Oshkosh Corp.                                             4,700         157,920
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.52%

Broadridge Financial Solutions Inc.                      17,100         356,022
-------------------------------------------------------------------------------
Visa Inc.-Class A                                         3,300         234,630
===============================================================================
                                                                        590,652
===============================================================================


DEPARTMENT STORES-0.24%

Sears Holdings Corp.(b)                                   4,200         266,490
===============================================================================


EDUCATION SERVICES-1.73%

Apollo Group, Inc.-Class A(b)                            26,600       1,724,212
-------------------------------------------------------------------------------
Career Education Corp.(b)                                10,000         237,500
===============================================================================
                                                                      1,961,712
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.10%

Flextronics International Ltd. (Singapore)(b)            18,800         111,484
===============================================================================


GENERAL MERCHANDISE STORES-2.42%

Big Lots, Inc.(b)                                        62,400       1,586,208
-------------------------------------------------------------------------------
Family Dollar Stores, Inc.                               38,200       1,156,696
===============================================================================
                                                                      2,742,904
===============================================================================


GOLD-0.70%

Barrick Gold Corp. (Canada)                              22,900         794,630
===============================================================================


HEALTH CARE EQUIPMENT-0.93%

Boston Scientific Corp.(b)                               89,100       1,046,925
===============================================================================


HEALTH CARE SERVICES-0.59%

Omnicare, Inc.                                           29,400         672,966
===============================================================================


HOME IMPROVEMENT RETAIL-2.05%

Home Depot, Inc. (The)                                   84,800       2,314,192
===============================================================================


HOMEBUILDING-3.94%

D.R. Horton, Inc.                                       162,000       2,172,420
-------------------------------------------------------------------------------
KB Home                                                 105,700       1,924,797
-------------------------------------------------------------------------------
NVR, Inc.(b)                                                540         364,635
===============================================================================
                                                                      4,461,852
===============================================================================


HOUSEHOLD PRODUCTS-1.84%

Procter & Gamble Co. (The)                               38,500       2,083,235
===============================================================================


HYPERMARKETS & SUPER CENTERS-2.77%

Wal-Mart Stores, Inc.                                    61,600       3,133,592
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.90%

Mirant Corp.(b)                                          60,700       1,022,795
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED CORE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-2.39%

3M Co.                                                    5,800    $    418,180
-------------------------------------------------------------------------------
General Electric Co.                                    164,800       2,290,720
===============================================================================
                                                                      2,708,900
===============================================================================


INTEGRATED OIL & GAS-11.12%

Chevron Corp.                                            40,900       2,860,546
-------------------------------------------------------------------------------
ConocoPhillips                                           18,700         842,061
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        87,600       6,057,540
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                               38,700       2,828,970
===============================================================================
                                                                     12,589,117
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-5.72%

AT&T Inc.                                               135,700       3,534,985
-------------------------------------------------------------------------------
BCE Inc. (Canada)                                         2,400          58,968
-------------------------------------------------------------------------------
Qwest Communications International Inc.                  66,600         239,094
-------------------------------------------------------------------------------
Verizon Communications Inc.                              85,100       2,641,504
===============================================================================
                                                                      6,474,551
===============================================================================


INTERNET SOFTWARE & SERVICES-1.35%

eBay Inc.(b)                                             68,900       1,525,446
===============================================================================


INVESTMENT BANKING & BROKERAGE-2.41%

Goldman Sachs Group, Inc. (The)                          16,100       2,663,906
-------------------------------------------------------------------------------
Jefferies Group, Inc.(b)                                  2,500          59,150
===============================================================================
                                                                      2,723,056
===============================================================================


LIFE & HEALTH INSURANCE-2.66%

Aflac, Inc.                                              58,400       2,372,208
-------------------------------------------------------------------------------
Unum Group                                               28,500         642,105
===============================================================================
                                                                      3,014,313
===============================================================================


MANAGED HEALTH CARE-1.93%

UnitedHealth Group Inc.                                  78,100       2,186,800
===============================================================================


MORTGAGE REIT'S-0.26%

Annaly Capital Management Inc.                           16,800         291,312
===============================================================================


MOVIES & ENTERTAINMENT-0.39%

Time Warner Inc.                                         15,800         440,978
===============================================================================


MULTI-LINE INSURANCE-0.05%

Fairfax Financial Holdings Ltd. (Canada)                    160          54,210
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.51%

Bank of America Corp.                                    10,100         177,659
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      9,100         395,486
===============================================================================
                                                                        573,145
===============================================================================


PACKAGED FOODS & MEATS-0.08%

Dean Foods Co.(b)                                         5,100          92,514
===============================================================================


PHARMACEUTICALS-8.72%

Abbott Laboratories                                       5,200         235,196
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                 41,600         920,608
-------------------------------------------------------------------------------
Eli Lilly and Co.                                        59,100       1,977,486
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                             37,400       1,094,698
-------------------------------------------------------------------------------
Johnson & Johnson                                        33,800       2,042,872
-------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                             9,200          95,496
-------------------------------------------------------------------------------
Merck & Co., Inc.                                        25,400         823,722
-------------------------------------------------------------------------------
Pfizer Inc.                                              81,400       1,359,380
-------------------------------------------------------------------------------
Schering-Plough Corp.                                    19,600         552,328
-------------------------------------------------------------------------------
Wyeth                                                    16,100         770,385
===============================================================================
                                                                      9,872,171
===============================================================================


PROPERTY & CASUALTY INSURANCE-5.35%

ACE Ltd. (Switzerland)                                   17,300         902,714
-------------------------------------------------------------------------------
Chubb Corp. (The)                                        23,000       1,135,970
-------------------------------------------------------------------------------
Progressive Corp. (The)(b)                                6,800         112,336
-------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                               52,000       2,621,840
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A                                  74,000       1,283,900
===============================================================================
                                                                      6,056,760
===============================================================================


PUBLISHING-0.06%

Gannett Co., Inc.                                         8,300          71,712
===============================================================================


SEMICONDUCTORS-2.31%

Cypress Semiconductor Corp.(b)                           56,700         573,804
-------------------------------------------------------------------------------
Texas Instruments Inc.                                   82,800       2,036,052
===============================================================================
                                                                      2,609,856
===============================================================================


SOFT DRINKS-0.05%

Dr. Pepper Snapple Group, Inc.(b)                         2,000          52,880
===============================================================================


SPECIALIZED REIT'S-1.04%

Public Storage                                           16,700       1,178,185
===============================================================================


STEEL-0.07%

Reliance Steel & Aluminum Co.                             2,100          77,574
===============================================================================


SYSTEMS SOFTWARE-5.44%

Microsoft Corp.                                         175,600       4,328,540
-------------------------------------------------------------------------------
Symantec Corp.(b)                                       120,900       1,828,008
===============================================================================
                                                                      6,156,548
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.49%

Sprint Nextel Corp.(b)                                  461,000       1,687,260
===============================================================================
  Total Common Stocks & Other Equity Interests
     (Cost $104,418,640)                                            108,899,802
===============================================================================


                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY BILLS-0.71%

0.16%, 09/17/09 (Cost $799,943)(c)(d)                $  800,000         799,943
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED CORE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MONEY MARKET FUNDS-2.99%

Liquid Assets Portfolio-Institutional Class(e)        1,689,252    $  1,689,252
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              1,689,252       1,689,252
===============================================================================
  Total Money Market Funds (Cost $3,378,504)                          3,378,504
===============================================================================
TOTAL INVESTMENTS-99.92% (Cost $108,597,087)                        113,078,249
===============================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                      94,223
===============================================================================
NET ASSETS-100.00%                                                 $113,172,472
_______________________________________________________________________________
===============================================================================




Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM STRUCTURED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $105,218,583)                           $109,699,745
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        3,378,504
================================================================================
     Total investments, at value (Cost $108,597,087)                 113,078,249
================================================================================
Receivables for:
  Investments sold                                                         1,314
--------------------------------------------------------------------------------
  Fund shares sold                                                        13,946
--------------------------------------------------------------------------------
  Dividends                                                              262,579
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         14,204
--------------------------------------------------------------------------------
Other assets                                                              26,599
================================================================================
     Total assets                                                    113,396,891
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  55,364
--------------------------------------------------------------------------------
  Variation margin                                                        30,800
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              57,327
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        48,968
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        31,960
================================================================================
     Total liabilities                                                   224,419
================================================================================
Net assets applicable to shares outstanding                         $113,172,472
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $145,255,706
--------------------------------------------------------------------------------
Undistributed net investment income                                    2,006,339
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (38,826,396)
--------------------------------------------------------------------------------
Unrealized appreciation                                                4,736,823
================================================================================
                                                                    $113,172,472
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $  1,617,754
________________________________________________________________________________
================================================================================
Class B                                                             $    211,043
________________________________________________________________________________
================================================================================
Class C                                                             $    253,719
________________________________________________________________________________
================================================================================
Class R                                                             $     77,109
________________________________________________________________________________
================================================================================
Class Y                                                             $    211,047
________________________________________________________________________________
================================================================================
Investor Class                                                      $ 88,674,205
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 22,127,595
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  249,924
________________________________________________________________________________
================================================================================
Class B                                                                   33,118
________________________________________________________________________________
================================================================================
Class C                                                                   39,799
________________________________________________________________________________
================================================================================
Class R                                                                   11,947
________________________________________________________________________________
================================================================================
Class Y                                                                   32,476
________________________________________________________________________________
================================================================================
Investor Class                                                        13,650,703
________________________________________________________________________________
================================================================================
Institutional Class                                                    3,402,754
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       6.47
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $6.47 divided by 94.50%)                   $       6.85
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       6.37
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       6.37
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       6.45
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       6.50
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $       6.50
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       6.50
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM STRUCTURED CORE FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $6,031)                              $  2,620,046
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $63,910)                                                                            115,513
------------------------------------------------------------------------------------------------
Interest                                                                                   2,857
================================================================================================
     Total investment income                                                           2,738,416
================================================================================================


EXPENSES:

Advisory fees                                                                            655,360
------------------------------------------------------------------------------------------------
Administrative services fees                                                              50,000
------------------------------------------------------------------------------------------------
Custodian fees                                                                            13,372
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  4,256
------------------------------------------------------------------------------------------------
  Class B                                                                                  2,472
------------------------------------------------------------------------------------------------
  Class C                                                                                  8,872
------------------------------------------------------------------------------------------------
  Class R                                                                                    292
------------------------------------------------------------------------------------------------
  Investor Class                                                                         215,474
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                        199,792
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      13,885
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 21,773
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              84,205
------------------------------------------------------------------------------------------------
Other                                                                                     71,572
================================================================================================
     Total expenses                                                                    1,341,325
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (659,637)
================================================================================================
     Net expenses                                                                        681,688
================================================================================================
Net investment income                                                                  2,056,728
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (34,042,660)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                   (2,050,471)
================================================================================================
                                                                                     (36,093,131)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                1,332,184
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      243,361
================================================================================================
                                                                                       1,575,545
================================================================================================
Net realized and unrealized gain (loss)                                              (34,517,586)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(32,460,858)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM STRUCTURED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  2,056,728    $  1,094,905
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (36,093,131)     24,571,721
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         1,575,545     (41,756,816)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (32,460,858)    (16,090,190)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                        (19,375)         (3,257)
--------------------------------------------------------------------------------------------------------
  Class B                                                                         (2,573)             --
--------------------------------------------------------------------------------------------------------
  Class C                                                                        (12,547)             --
--------------------------------------------------------------------------------------------------------
  Class R                                                                           (451)             --
--------------------------------------------------------------------------------------------------------
  Class Y                                                                         (2,630)             --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                                (824,995)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (224,782)        (51,149)
========================================================================================================
     Total distributions from net investment income                           (1,087,353)        (54,406)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                       (370,361)         (7,487)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (62,258)         (3,837)
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (303,605)         (4,882)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         (9,308)         (3,252)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        (47,948)             --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                             (15,770,612)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (3,572,911)        (53,151)
========================================================================================================
     Total distributions from net realized gains                             (20,137,003)        (72,609)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                      1,091,808        (400,725)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        127,039        (577,108)
--------------------------------------------------------------------------------------------------------
  Class C                                                                        369,562        (706,858)
--------------------------------------------------------------------------------------------------------
  Class R                                                                         37,691        (544,118)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        283,846              --
--------------------------------------------------------------------------------------------------------
  Investor Class                                                              (4,831,505)    149,467,214
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          2,149,035      31,561,248
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                             (772,524)    178,799,653
========================================================================================================
     Net increase (decrease) in net assets                                   (54,457,738)    162,582,448
========================================================================================================


NET ASSETS:

  Beginning of year                                                          167,630,210       5,047,762
========================================================================================================
  End of year (includes undistributed net investment income of $2,006,339
     and $1,043,496, respectively)                                          $113,172,472    $167,630,210
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM STRUCTURED CORE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


15        AIM STRUCTURED CORE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or

16        AIM STRUCTURED CORE FUND
      delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75%, 1.00% and 0.75% of average daily net assets, respectively, through at least June 30, 2010. Prior to July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 0.60%, 1.35%, 1.35%, 0.85%, 0.35%, 0.60%, and 0.35% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vi) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and
(vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees of $445,282 and reimbursed class level expenses of $3,769, $547, $1,964, $129, $462, $190,808 and $13,885 of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2009, Invesco reimbursed expenses of the Fund in the amount of $232.


17        AIM STRUCTURED CORE FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $1,580 in front-end sales commissions from the sale of Class A shares and $0, $1,831, $34 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1        LEVEL 2     LEVEL 3         TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $112,278,306     $     --       $--       $112,278,306
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                     --      799,943        --            799,943
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $113,078,249
=========================================================================================================================
Other Investments*                                                      255,661           --        --            255,661
=========================================================================================================================
  Total Investments                                                $112,533,967     $799,943       $--       $113,333,910
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments include futures which are included at unrealized appreciation.

NOTE 4--DERIVATIVE INVESTMENTS

Effective March 1, 2009, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.


18        AIM STRUCTURED CORE FUND

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of August 31, 2009:

                                                                                        VALUE
                                                                              ------------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS      LIABILITIES
------------------------------------------------------------------------------------------------------
Market risk
  Futures contracts(a)                                                        $260,474       $(4,813)
______________________________________________________________________________________________________
======================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED AUGUST 31, 2009

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                               LOCATION OF GAIN ON
                                                                             STATEMENT OF OPERATIONS
                                                                             -----------------------
                                                                                     FUTURES*
----------------------------------------------------------------------------------------------------
Realized Gain
  Market risk                                                                       $  622,501
====================================================================================================
Change in Unrealized Appreciation
  Market risk                                                                          875,112
====================================================================================================
Total                                                                               $1,497,613
____________________________________________________________________________________________________
====================================================================================================



* The average value of outstanding futures during the period was $4,569,375.

                                                 OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF           MONTH/                          UNREALIZED
CONTRACT                                                 CONTRACTS         COMMITMENT           VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange S&P 500 Index                    16        September-09/Long     $4,078,800       $255,661
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,559.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $3,419 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


19        AIM STRUCTURED CORE FUND

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                  2009          2008
------------------------------------------------------------------------------------------------------
Ordinary income                                                               $ 1,093,885     $ 54,406
------------------------------------------------------------------------------------------------------
Long-term capital gain                                                         20,130,471       72,609
======================================================================================================
Total distributions                                                           $21,224,356     $127,015
______________________________________________________________________________________________________
======================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $  2,038,751
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                             2,684,972
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (32,412)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                               (26,902,793)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                             (9,871,752)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        145,255,706
================================================================================================
Total net assets                                                                    $113,172,472
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                     $9,871,752
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $83,478,711 and $108,484,598, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $10,693,337
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (8,008,365)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 2,684,972
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $110,393,277.


NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions on August 31, 2009, undistributed net investment income was decreased by $6,532 and undistributed net realized gain (loss) was increased by $6,532. This reclassification had no effect on the net assets of the Fund.


20        AIM STRUCTURED CORE FUND

NOTE 11--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                             -----------------------------------------------------------
                                                                       2009(a)                           2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       441,071     $  2,793,780         52,645     $    550,487
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        50,732          325,326         10,713          113,741
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       311,615        2,058,767        100,723        1,010,754
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         7,372           43,440          5,587           57,004
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     38,159          313,750             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                           1,882,307       11,430,231        878,241        9,098,926
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           627,262        3,748,959      1,946,816       21,051,375
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        68,237          384,176            931           10,620
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        11,638           64,826            338            3,837
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        56,301          313,598            424            4,818
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         1,736            9,759            285            3,252
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                         8,968           50,578             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(c)                                           2,840,248       16,047,399             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           673,350        3,797,693          9,141          104,300
========================================================================================================================
Issued in connection with acquisitions:(d)
  Investor Class                                                     --               --     17,521,866      188,037,074
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --      1,777,178       19,072,533
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         5,525           31,109          4,681           51,224
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (5,596)         (31,109)        (4,713)         (51,224)
========================================================================================================================
Reacquired:
  Class A(b)                                                   (361,111)      (2,117,257)       (98,908)      (1,013,056)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (40,515)        (232,004)       (65,478)        (643,462)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (353,556)      (2,002,803)      (169,375)      (1,722,430)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (2,550)         (15,508)       (61,725)        (604,374)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (14,651)         (80,482)            --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)(c)                                       (4,899,493)     (32,309,135)    (4,572,466)     (47,668,786)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (863,365)      (5,397,617)      (851,641)      (8,666,960)
========================================================================================================================
     Net increase (decrease) in share activity                  483,684     $   (772,524)    16,485,263     $178,799,653
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      35,513      $ 294,403
     --------------------------------------------------------------------------------------------------
     Class A                                                                      (2,881)       (23,882)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                              (32,593)      (270,521)
     __________________________________________________________________________________________________
     ==================================================================================================



(c)  Investor Class shares commenced on April 25, 2008.
(d) As of the open of business on April 28, 2008, the Fund acquired all the net assets of AIM S&P 500 Index Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on October 30, 2007 and by the shareholders of AIM S&P 500 Index Fund on March 28, 2008. The acquisition was accomplished by a tax-free exchange of 19,299,044 shares of the Fund for 14,941,286 shares outstanding of AIM S&P 500 Index Fund as of the close of business on April 25, 2008. Each class of AIM S&P 500 Index Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM S&P 500 Index Fund to the net asset value of the Fund on the close of business, April 25, 2008. AIM S&P 500 Index Fund's net assets at that date of $207,109,606 including $44,541,884 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $15,694,957. The net assets of the Fund immediately following the acquisition were $222,804,563.


21        AIM STRUCTURED CORE FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $ 9.89     $ 0.11(c)     $(2.16)      $(2.05)     $(0.07)       $(1.30)        $(1.37)      $ 6.47
Year ended 08/31/08           11.19       0.14(c)      (1.37)       (1.23)      (0.02)        (0.05)         (0.07)        9.89
Year ended 08/31/07           10.19       0.08(c)       1.10         1.18       (0.18)           --          (0.18)       11.19
Year ended 08/31/06(e)        10.00       0.04          0.15         0.19          --            --             --        10.19
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09            9.79       0.06(c)      (2.13)       (2.07)      (0.05)        (1.30)         (1.35)        6.37
Year ended 08/31/08           11.14       0.06(c)      (1.36)       (1.30)         --         (0.05)         (0.05)        9.79
Year ended 08/31/07           10.16      (0.01)(c)      1.10         1.09       (0.11)           --          (0.11)       11.14
Year ended 08/31/06(e)        10.00       0.01          0.15         0.16          --            --             --        10.16
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09            9.79       0.06(c)      (2.13)       (2.07)      (0.05)        (1.30)         (1.35)        6.37
Year ended 08/31/08           11.14       0.06(c)      (1.36)       (1.30)         --         (0.05)         (0.05)        9.79
Year ended 08/31/07           10.16      (0.01)(c)      1.10         1.09       (0.11)           --          (0.11)       11.14
Year ended 08/31/06(e)        10.00       0.01          0.15         0.16          --            --             --        10.16
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09            9.86       0.10(c)      (2.15)       (2.05)      (0.06)        (1.30)         (1.36)        6.45
Year ended 08/31/08           11.17       0.11(c)      (1.37)       (1.26)         --         (0.05)         (0.05)        9.86
Year ended 08/31/07           10.18       0.05(c)       1.10         1.15       (0.16)           --          (0.16)       11.17
Year ended 08/31/06(e)        10.00       0.03          0.15         0.18          --            --             --        10.18
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)         8.29       0.12(c)      (0.54)       (0.42)      (0.07)        (1.30)         (1.37)        6.50
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 08/31/09            9.90       0.12(c)      (2.15)       (2.03)      (0.07)        (1.30)         (1.37)        6.50
Year ended 08/31/08(e)        10.73       0.05(c)      (0.88)       (0.83)         --            --             --         9.90
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09            9.91       0.13(c)      (2.16)       (2.03)      (0.08)        (1.30)         (1.38)        6.50
Year ended 08/31/08           11.21       0.16(c)      (1.36)       (1.20)      (0.05)        (0.05)         (0.10)        9.91
Year ended 08/31/07           10.20       0.10(c)       1.10         1.20       (0.19)           --          (0.19)       11.21
Year ended 08/31/06(e)        10.00       0.05          0.15         0.20          --            --             --        10.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          (18.66)%    $  1,618           0.66%(d)          1.29%(d)        1.85%(d)       77%
Year ended 08/31/08          (11.03)          951           0.75              1.93            1.34          118
Year ended 08/31/07           11.60         1,532           1.02              6.88            0.67           79
Year ended 08/31/06(e)         1.90           985           1.06(f)          10.44(f)         0.95(f)        25
-------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09          (19.10)          211           1.41(d)           2.04(d)         1.10(d)        77
Year ended 08/31/08          (11.71)          165           1.50              2.68            0.59          118
Year ended 08/31/07           10.74           847           1.77              7.63           (0.08)          79
Year ended 08/31/06(e)         1.60           640           1.81(f)          11.19(f)         0.20(f)        25
-------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09          (19.10)          254           1.41(d)           2.04(d)         1.10(d)        77
Year ended 08/31/08          (11.71)          249           1.50              2.68            0.59          118
Year ended 08/31/07           10.74         1,043           1.77              7.63           (0.08)          79
Year ended 08/31/06(e)         1.60           625           1.81(f)          11.19(f)         0.20(f)        25
-------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09          (18.70)           77           0.91(d)           1.54(d)         1.60(d)        77
Year ended 08/31/08          (11.32)           53           1.00              2.18            1.09          118
Year ended 08/31/07           11.33           684           1.27              7.13            0.42           79
Year ended 08/31/06(e)         1.80           611           1.31(f)          10.69(f)         0.70(f)        25
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)        (2.50)          211           0.43(d)(f)        1.07(d)(f)      2.08(d)(f)     77
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Year ended 08/31/09          (18.43)       88,674           0.66(d)           1.29(d)         1.85(d)        77
Year ended 08/31/08(e)        (7.73)      136,838           0.60(f)           1.10(f)         1.49(f)       118
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09          (18.32)       22,128           0.41(d)           0.89(d)         2.10(d)        77
Year ended 08/31/08          (10.79)       29,374           0.50              1.57            1.59          118
Year ended 08/31/07           11.85           942           0.77              6.55            0.92           79
Year ended 08/31/06(e)         2.00           612           0.80(f)          10.14(f)         1.21(f)        25
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2008, the portfolio turnover calculation excludes the value of securities purchased of $152,787,103 and sold of $149,849,402 in effort to realign the Fund's portfolio holdings after the reorganization of AIM S&P 500 Index Fund into the Fund.
(c)  Calculated using average shares outstanding.
(d) Ratios are based on average daily net assets (000's omitted) of $1,702, $247, $887, $58, $221, $86,189 and $19,943 for Class A, Class B, Class C,
     Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares. Commencement date of October 3, 2008 and April 25, 2008 for Class Y and Investor Class shares, respectively.
(f)  Annualized.


22        AIM STRUCTURED CORE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Core Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



23        AIM STRUCTURED CORE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,370.80       $4.36       $1,021.53       $3.72        0.73%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,364.00        8.82        1,017.74        7.53        1.48
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,364.00        8.82        1,017.74        7.53        1.48
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,369.40        5.85        1,020.27        4.99        0.98
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,371.30        2.87        1,022.79        2.45        0.48
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,371.30        4.36        1,021.53        3.72        0.73
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, Class B, Class C, Class R, Class Y, and Investor Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 1.00% of the average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 1.00% for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.
(4) The actual expenses paid restated if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.98, $10.43, $10.43, $7.47, $4.48 and $5.98 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period multiplied by 184/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the most recent fiscal half year are $5.09, $8.89, $8.89, $6.36, $3.82 and $5.09 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.


24        AIM STRUCTURED CORE FUND

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED CORE FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (3/31/06)                 -5.26%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to         1 Year                          -18.32    fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    ------------------------------------------   information on comparative benchmarks.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             For periods ended 6/30/09, the most recent   month-end performance, please call
                                             calendar quarter-end                         800 451 4246 or visit invescoaim.com.

                                             Inception (3/31/06)                 -8.49%   (1) Total annual operating expenses less
                                             ------------------------------------------       any contractual fee waivers and/or
                                                1 Year                          -26.73        expense reimbursements by the advisor
                                             ------------------------------------------       in effect through at least June 30,
                                                                                              2010. See current prospectus for more
                                             Institutional Class shares have no sales         information.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.86%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

------------------------------------------
NASDAQ SYMBOL                        SCIUX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com    SCOR-INS-1   Invesco Aim Distributors, Inc.

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED CORE FUND

RESULTS OF A $10,000 INVESTMENT -- INSTITUTIONAL CLASS SHARES SINCE INCEPTION

Fund and index data from 3/31/06

                                  [PERFORMANCE CHART]

                 AIM
              STRUCTURED
              CORE FUND-                LIPPER
            INSTITUTIONAL              LARGE-CAP
                CLASS       S&P 500   CORE FUNDS
               SHARES       INDEX(1)    INDEX(1)
            -------------   --------  ----------
3/31/2006        10000        10000      10000
    04/06        10040        10134      10104
    05/06         9740         9843       9798
    06/06         9840         9856       9806
    07/06         9710         9917       9772
    08/06         9940        10152      10015
    09/06        10251        10414      10226
    10/06        10711        10753      10567
    11/06        10921        10957      10774
    12/06        10881        11111      10883
    01/07        11233        11279      11059
    02/07        10932        11059      10868
    03/07        11133        11182      10977
    04/07        11495        11677      11434
    05/07        11997        12084      11824
    06/07        11706        11884      11681
    07/07        11425        11516      11352
    08/07        11525        11688      11482
    09/07        11967        12125      11897
    10/07        12568        12318      12154
    11/07        12237        11802      11671
    12/07        12426        11721      11604
    01/08        11068        11018      10925
    02/08        10850        10660      10642
    03/08        10757        10614      10503
    04/08        11233        11131      11020
    05/08        11493        11275      11220
    06/08        10788        10325      10351
    07/08        10653        10239      10204
    08/08        10601        10387      10335
    09/08         9140         9462       9381
    10/08         7430         7873       7791
    11/08         6756         7308       7175
    12/08         6979         7385       7302
    01/09         6540         6763       6736
    02/09         6017         6046       6084
    03/09         6592         6574       6599
    04/09         7219         7203       7270
    05/09         7480         7605       7702
    06/09         7532         7621       7693
    07/09         8096         8196       8283
    08/09         8313         8492       8571

(1) Lipper Inc.

Past performance cannot guarantee            shown in the chart and table(s) does not     is that of the Fund's Class A, B, C and R
comparable future results.                   reflect deduction of taxes a shareholder     shares. The performance of the Fund's
                                             would pay on Fund distributions or sale of   other share classes will differ primarily
   The data shown in the chart above         Fund shares. Performance of the indexes      due to different sales charge structures
includes reinvested distributions and Fund   does not reflect the effects of taxes.       and class expenses, and may be greater
expenses including management fees. Index                                                 than or less than the performance of the
results include reinvested dividends.           The performance data shown in the chart   Fund's Institutional Class shares shown in
Performance of an index of funds reflects    above is that of the Fund's institutional    the chart above.
fund expenses and management fees;           share class. The performance data shown in
performance of a market index does not.      the chart in the annual report
Performance

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SCOR-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)  PERIOD(2,4)    (08/31/09)   PERIOD(2,5)   RATIO(3)
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,371.30       $2.87       $1,022.79       $2.45        0.48%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
(3) Effective July 1, 2009, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Institutional Class shares to 0.75% of average daily net assets. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.75% for the Institutional Class shares.
(4) The actual expenses paid restated if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $4.48 for the Institutional Class shares.
(5) The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year is $3.82 for the Institutional Class shares.


AIM STRUCTURED CORE FUND

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these funds.   the year as part of their ongoing
Counselor Series Trust is required under                                                  oversight of the Fund, and did not
the Investment Company Act of 1940 to           In addition to their meetings             identify any particular factor that was
approve annually the renewal of the AIM      throughout the year, the Sub-Committees      controlling. Each Trustee may have
Structured Core Fund (the Fund) investment   meet at designated contract renewal          evaluated the information provided
advisory agreement with Invesco Aim          meetings each year to conduct an in-depth    differently from another Trustee and
Advisors, Inc. (Invesco Aim) and the         review of the performance, fees, expenses,   attributed different weight to the various
Master Intergroup Sub-Advisory Contract      and other matters related to their           factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           assigned funds. During the contract          advisory arrangements and resulting
contracts) with Invesco Asset Management     renewal process, the Trustees receive        advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   comparative performance and fee data         AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Australia Limited,          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     supervision of the Senior Officer who also   certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   prepares a separate analysis of this         some years than in others, and that the
Secured Management, Inc. and Invesco         information for the Trustees. Each           Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   Sub-Committee then makes recommendations     a particular year may be based in part on
Sub-Advisers). During contract renewal       to the Investments Committee regarding the   their deliberations and conclusions
meetings held on June 16-17, 2009, the       fees and expenses of their assigned funds.   regarding these same arrangements
Board as a whole, and the disinterested or   The Investments Committee considers each     throughout the year and in prior years.
"independent" Trustees voting separately,    Sub-Committee's recommendations and makes
approved the continuance of the Fund's       its own recommendations regarding the fees      The discussion below serves as a
investment advisory agreement and the        and expenses of the AIM Funds to the full    summary of the Senior Officer's
sub-advisory contracts for another year,     Board. The Investments Committee also        independent written evaluation with
effective July 1, 2009. In doing so, the     considers each Sub-Committee's               respect to the Fund's investment advisory
Board determined that the Fund's             recommendations in making its annual         agreement as well as a discussion of the
investment advisory agreement and the        recommendation to the Board whether to       material factors and related conclusions
sub-advisory contracts are in the best       approve the continuance of each AIM Fund's   that formed the basis for the Board's
interests of the Fund and its shareholders   investment advisory agreement and            approval of the Fund's investment advisory
and that the compensation to Invesco Aim     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the                                                 Unless otherwise stated, information set
Fund's investment advisory agreement and        The independent Trustees met separately   forth below is as of June 17, 2009, and
sub-advisory contracts is fair and           during their evaluation of the Fund's        does not reflect any changes that may have
reasonable.                                  investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/ or fee waivers.
The Board's Investments Committee has        evaluation of the Fund's investment
established three Sub-Committees that are    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      is to manage the process by which the AIM
the AIM Funds. This Sub-Committee            Funds' proposed management fees are             A. Nature, Extent and Quality of
structure permits the Trustees to focus on   negotiated during the annual contract              Services Provided by Invesco Aim
the performance of the AIM Funds that have   renewal process to ensure that they are
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      The Board reviewed the advisory services
meet throughout the year to review the       length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     Senior Officer must either supervise a       the Fund's investment advisory agreement,
the Sub-Committees review monthly and        competitive bidding process or prepare an    the performance of Invesco Aim in
quarterly comparative performance            independent written evaluation. The Senior   providing these services, and the
information and periodic asset flow data     Officer recommended that an independent      credentials and experience of the officers
for their assigned funds. These materials    written evaluation be provided and, at the   and employees of Invesco Aim who provide
are prepared under the direction and         direction of the Board, prepared an          these services. The Board's review of the
supervision of the independent Senior        independent written evaluation.              qualifications of Invesco Aim to provide
Officer, an officer of the AIM Funds who                                                  these services included the Board's
reports directly to the independent             During the annual contract renewal        consideration of Invesco Aim's portfolio
Trustees. Over the course of each year,      process, the Board considered the factors    and product review process, various back
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   office support functions provided by
managers for their assigned funds and        and reasonableness of the Fund's             Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory contracts. The Board            trading operations. The Board concluded
investment objective(s), policies,           considered all of the information provided   that the nature, extent and quality of the
                                             to them, including information provided at   advisory services provided to the Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim


25   AIM STRUCTURED CORE FUND                                                                                              continued

currently is providing satisfactory          ers by permitting Invesco Aim to utilize     group that was publicly available as of
advisory services in accordance with the     the additional resources and talent of the   the end of the past calendar year. The
terms of the Fund's investment advisory      Affiliated Sub-Advisers in managing the      Board noted that some comparative data was
agreement. In addition, based on their       Fund.                                        at least one year old and that other data
ongoing meetings throughout the year with                                                 did not reflect the market downturn that
the Fund's portfolio manager or managers,       C. Fund Performance                       occurred in the fourth quarter of 2008.
the Board concluded that these individuals
are competent and able to continue to        The Board considered Fund performance as a      The Board compared the Fund's
carry out their responsibilities under the   relevant factor in considering whether to    sub-advisory fee rate to the effective fee
Fund's investment advisory agreement.        approve the investment advisory agreement    rates (the advisory fee after any advisory
                                             as well as the sub-advisory contracts for    fee waivers and before any expense
   In determining whether to continue the    the Fund, as Invesco Institutional           limitations/waivers) of numerous
Fund's investment advisory agreement, the    currently manages assets of the Fund.        separately managed accounts/wrap accounts
Board considered the prior relationship                                                   advised or sub-advised by Invesco
between Invesco Aim and the Fund, as well       The Board noted that the Fund recently    Institutional. The Board noted that the
as the Board's knowledge of Invesco Aim's    began operations and that only two           Fund's sub-advisory fee rate was generally
operations, and concluded that it is         calendar years of comparative performance    at or below the rates for the separately
beneficial to maintain the current           data was available. The Board compared the   managed accounts/ wrap accounts advised or
relationship, in part, because of such       Fund's performance during the one and two    sub-advised by Invesco Institutional. The
knowledge. The Board also considered the     year periods to the performance of all       Board considered that management of the
steps that Invesco Aim and its affiliates    funds in the Lipper performance universe     separately managed accounts/wrap accounts
continue to take to improve the quality      that are not managed by Invesco Aim or an    by Invesco Institutional involves
and efficiency of the services they          Affiliated Sub-Adviser and against the       different levels of services and different
provide to the AIM Funds in the areas of     Lipper Large Cap Core Funds Index. The       operational and regulatory requirements
investment performance, product line         Board noted that the Fund's performance      than Invesco Aim's and Invesco
diversification, distribution, fund          was in the third quintile of its             Institutional's management of the Fund.
operations, shareholder services and         performance universe for the one and two     The Board concluded that these differences
compliance. The Board concluded that the     year periods (the first quintile being the   are appropriately reflected in the fee
quality and efficiency of the services       best performing funds and the fifth          structure for the Fund.
Invesco Aim and its affiliates provide to    quintile being the worst performing
the AIM Funds in each of these areas         funds). The Board noted that the Fund's         The Board noted that Invesco Aim
support the Board's approval of the          performance was above the performance of     contractually agreed to continue to waive
continuance of the Fund's investment         the Index for the one year period and        fees and/or limit expenses of the Fund
advisory agreement.                          below the performance of the Index for the   through at least June 30, 2010 in an
                                             two year period. Although the independent    amount necessary to limit total annual
   B. Nature, Extent and Quality of          written evaluation of the Fund's Senior      operating expenses to a specified
      Services Provided by Affiliated        Officer only considered Fund performance     percentage of average daily net assets for
      Sub-Advisers                           through the most recent calendar year, the   each class of the Fund. The Board noted
                                             Board also reviewed more recent Fund         that the specified percentage before the
The Board reviewed the services              performance and this review did not change   waiver becomes effective has been
provided by the Affiliated Sub-Advisers      their conclusions. The Board noted that,     increased effective July 1, 2009, and that
under the sub-advisory contracts and the     in response to the Board's focus on fund     the waiver will have a smaller impact on
credentials and experience of the officers   performance, Invesco Aim has taken a         expenses during the coming year. The Board
and employees of the Affiliated              number of actions intended to improve the    also noted that Invesco Aim has agreed to
Sub-Advisers who provide these services.     investment process for the funds.            reduce the per account transfer agent fee
The Board concluded that the nature,                                                      for all the retail funds, including the
extent and quality of the services              D. Advisory and Sub-Advisory Fees and     Fund, effective July 1, 2009.
provided by the Affiliated Sub-Advisers            Fee Waivers
are appropriate. The Board noted that the                                                    The Board also considered the services
Affiliated Sub-Advisers, which have          The Board compared the Fund's contractual    provided by the Affiliated Sub-Advisers
offices and personnel that are               advisory fee rate to the contractual         pursuant to the sub-advisory contracts and
geographically dispersed in financial        advisory fee rates of funds in the Fund's    the services provided by Invesco Aim
centers around the world, can provide        Lipper expense group that are not managed    pursuant to the Fund's advisory agreement,
research and other information and make      by Invesco Aim or an Affiliated              as well as the allocation of fees between
recommendations on the markets and           Sub-Adviser, at a common asset level. The    Invesco Aim and the Affiliated
economies of various countries and           Board noted that the Fund's contractual      Sub-Advisers pursuant to the sub-advisory
securities of companies located in such      advisory fee rate was below the median       contracts. The Board noted that the
countries or on various types of             contractual advisory fee rate of funds in    sub-advisory fees have no direct effect on
investments and investment techniques. The   its expense group. The Board also reviewed   the Fund or its shareholders, as they are
Board noted that investment decisions for    the methodology used by Lipper in            paid by Invesco Aim to the Affiliated
the Fund are made by Invesco Institutional   determining contractual fee rates, which     Sub-Advisers, and that Invesco Aim and the
(N.A.), Inc. (Invesco Institutional). The    includes using audited financial data from   Affiliated Sub-Advisers are affiliates.
Board concluded that the sub-advisory        the most recent annual report of each fund
contracts benefit the Fund and its           in the expense                                  After taking account of the Fund's
sharehold-                                                                                contractual advisory fee rate, the


26   AIM STRUCTURED CORE FUND                                                                                              continued

contractual sub-advisory fee rate, the       Invesco Aim has the financial resources      market funds attributable to such
comparative advisory fee information         necessary to fulfill these obligations.      investments, although Invesco Aim has
discussed above, expense limitations and     The Board also considered whether each       contractually agreed to waive through at
other relevant factors, the Board            Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
concluded that the Fund's advisory and       sound and has the resources necessary to     payable by the Fund in an amount equal to
sub-advisory fees are fair and reasonable.   perform its obligations under the            100% of the net advisory fee Invesco Aim
                                             sub-advisory contracts, and concluded that   receives from the affiliated money market
   E. Economies of Scale and Breakpoints     each Affiliated Sub-Adviser has the          funds with respect to the Fund's
                                             financial resources necessary to fulfill     investment in the affiliated money market
The Board considered the extent to which     these obligations.                           funds of uninvested cash, but not cash
there are economies of scale in the                                                       collateral. The Board concluded that the
provision of advisory services to the           G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
Fund. The Board also considered whether            and its Affiliates                     cash collateral from any securities
the Fund benefits from such economies of                                                  lending arrangements in the affiliated
scale through contractual breakpoints in     The Board considered various other           money market funds is in the best
the Fund's advisory fee schedule. The        benefits received by Invesco Aim and its     interests of the Fund and its
Board noted that the Fund's contractual      affiliates resulting from Invesco Aim's      shareholders.
advisory fee schedule includes seven         relationship with the Fund, including the
breakpoints, but that due to the Fund's      fees received by Invesco Aim and its
asset level at the end of the past           affiliates for their provision of
calendar year, the Fund has yet to benefit   administrative, transfer agency and
from the breakpoints. The Board also noted   distribution services to the Fund. The
that the Fund shares directly in economies   Board considered the performance of
of scale through lower fees charged by       Invesco Aim and its affiliates in
third party service providers based on the   providing these services and the
combined size of all of the AIM Funds and    organizational structure employed by
affiliates.                                  Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources                              Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market funds
Board considered whether Invesco Aim is      advised by Invesco Aim pursuant to
financially sound and has the resources      procedures approved by the Board. The
necessary to perform its obligations under   Board noted that Invesco Aim will receive
the Fund's investment advisory agreement,    advisory fees from these affiliated money
and concluded that


27   AIM STRUCTURED CORE FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Long-Term Capital Gain Dividends                    $20,130,471
     Qualified Dividend Income*                              100.00%
     Corporate Dividends Received Deduction*                 100.00%
     U.S. Treasury Obligations*                                0.11%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


28        AIM STRUCTURED CORE FUND

Trustees and Officers

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R) Formerly: Director of Compliance and Assistant
Senior Officer                                General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958               2006   Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678
COUNSEL TO THE FUND
Stradley Ronon Stevens &  COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Young, LLP                INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and Trust
2600 One Commerce Square  Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Company
Philadelphia, PA 19103    1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
                          New York, NY 10036-2714                                                       Boston, MA 02110-2801

(GRAPHIC)
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GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the number      -    EFFICIENT. Stop waiting for regular mail. Your documents
     of trees used to produce paper.                                     will be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and delivery      -    EASY. Download, save and print files using your home
     expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - service mark - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco           [INVESCO AIM LOGO]
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the         -- SERVICE MARK --
consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   SCOR-AR-1       Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        ANNUAL REPORT TO SHAREHOLDERS          AUGUST 31, 2009
 - service mark -           AIM STRUCTURED GROWTH FUND

                                    [GRAPHIC]

2     Letters to Shareholders
4     Performance Summary
4     Management Discussion
6     Long-Term Fund Performance
8     Supplemental Information
9     Schedule of Investments
11    Financial Statements
14    Notes to Financial Statements
21    Financial Highlights
22    Auditor's Report
23    Fund Expenses
24    Approval of Investment Advisory and Sub-Advisory Agreements
27    Tax Information
T-1   Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran
          [TAYLOR                    investment professionals alike -- economic conditions and market trends appeared much more
          PHOTO]                     favorable at the close of the fiscal year than at its start.

                                        The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
          Philip Taylor              investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times. He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversified investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246. If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2    AIM STRUCTURED GROWTH FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain
               [CROCKETT             rightfully cautious. Staying with an appropriately diversified investment program focused on
                PHOTO]               your individual long-term goals can be a wise course in such uncertain times. We believe the route to financial success is more like a marathon than a sprint.

                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance
            Bruce Crockett           performance in ways that put your interests first.

                                        We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM STRUCTURED GROWTH FUND

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MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

---------------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                                                       volatility remain within the Fund
                                                                                          strategy's guidelines. We continually
For the fiscal year ended August 31, 2009, AIM Structured Growth Fund underperformed      monitor the portfolio and the overall
its style-specific benchmark, the Russell 1000 Growth Index.(triangle) These results      investment process is repeated on a
were largely due to stock selection in the materials and industrials sectors which        monthly basis to determine which companies
hindered performance.                                                                     should be bought for, or eliminated from,
                                                                                          the portfolio.
   Your Fund's long-term performance appears later in this report.
                                                                                          ------------------------------------------
---------------------------------------------------------------------------------------   MARKET CONDITIONS AND YOUR FUND
FUND VS. INDEXES
                                                                                          The fiscal year ended August 31, 2009,
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   included the worst U.S. economic downturn
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   since the Great Depression.(1) An
which would have reduced performance.                                                     overheated housing market was the primary
                                                                                          cause of the recession. When home prices
Class A Shares                                                                  -21.72%   fell, financial instruments linked to that
Class B Shares                                                                  -22.19    market declined in value, causing
Class C Shares                                                                  -22.29    significant pressures in other areas of
Class R Shares                                                                  -21.88    the economy. Beginning in the first
Class Y Shares*                                                                 -21.55    quarter of 2008, gross domestic product
S&P 500 Index(triangle) (Broad Market Index)                                    -18.25    (the total output of goods and services in
Russell 1000 Growth Index(triangle) (Style-Specific Index)                      -16.76    the U.S. economy) contracted in five out
Lipper Large-Cap Core Funds Index(triangle) (Peer Group Index)                  -18.11    of six subsequent quarters.(1)
                                                                                          Unemployment, which stood at 4.9% in
(triangle)Lipper Inc.                                                                     January 2008, nearly doubled to 9.7% in
                                                                                          August 2009, as economic distress
*  Share class incepted during the fiscal year. See page 7 for a detailed explanation     reverberated throughout the economy.(2)
   of Fund performance.

------------------------------------------                                                With this backdrop of dire economic
HOW WE INVEST                                stocks also may be considered. Each stock    news, the large cap equity market -- as
                                             in the universe is evaluated on four         measured by the S&P 500 Index --
We manage your Fund to provide exposure to   factors: company earnings momentum, price    experienced two extremes over the last
large cap core equity stocks. The            trend, management action and relative        year, creating a "tale of two markets."
portfolio strives to outperform the S&P      valuation. The scores from these four        From August 31, 2008, to the market's
500 Index while minimizing the amount of     factors are combined to arrive at an         bottom on March 9, 2009, the S&P 500 Index
additional risk relative to the benchmark.   overall alpha score (excess return           fell 46.4%.(3) From March 9 through August
The Fund can be used as a long-term          forecast) for each stock. Each alpha score   31, 2009, however, the S&P 500 Index
allocation to large cap stocks that          is relative to the other securities within   rebounded sharply, gaining 52.6%.(3)
complements other style-specific             the same industry. Stocks also are
strategies within a diversified asset        evaluated on a multitude of other factors       Until the market low, market
allocation strategy.                         to develop a stock-specific risk forecast    participants largely shunned investment
                                             and transaction cost forecast.               risk. Company fundamentals were subject to
   Our investment process integrates the                                                  intense scrutiny; perceived instability in
following key steps:                            We then incorporate the alpha forecast,   a company caused its stock price to
                                             risk forecast and transaction cost           decline. Leverage was shunned; cash and
o  Universe development                      forecast using an optimizer (a software      income were embraced. After March,
                                             tool) to build a portfolio that we believe   however, investors gradually became risk
o  Stock rankings                            is an optimal balance of the stocks'         consumers again and market leadership
                                             potential return and risk. This portfolio    changed abruptly.
o  Risk assessment                           is constructed according to certain
                                             constraints to increase the probability
o  Portfolio construction                    that the Fund's relative performance and

o  Trading

   While the companies included in the
Russell 1000 Growth Index are used as a
general guide for developing the Fund's
investable universe, non-benchmark

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*
By sector

Information Technology               31.1%   Computer Hardware                    13.8%    1. Apple Inc.                        6.4%
Health Care                          22.7    Pharmaceuticals                      11.8     2. International Business
Consumer Discretionary               21.4    Apparel Retail                        7.8        Machines Corp.                    5.6
Industrials                           7.7    Biotechnology                         7.0     3. Wal-Mart Stores, Inc.             4.8
Consumer Staples                      5.7    Systems Software                      6.6     4. Exxon Mobil Corp.                 4.2
Energy                                4.7    -----------------------------------------     5. Microsoft Corp.                   4.1
Utilities                             2.1    Total Net Assets            $86.5 million     6. Amgen Inc.                        3.9
Telecommunication Services            1.4    Total Number of Holdings*              68     7. Gap, Inc. (The)                   3.3
Financials                            1.1                                                  8. United Technologies Corp.         3.2
Materials                             0.5                                                  9. Texas Instruments Inc.            3.2
U.S. Treasury Bills, Money Market                                                         10. eBay Inc.                         3.1
Funds Plus Other Assets
Less Liabilities                      1.6    The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                             *  Excluding money market fund holdings.


4   AIM STRUCTURED CORE FUND

   As large cap stocks began to recover,     severe correction and detracted from Fund    JEREMY LEFKOWITZ
they were led by low-quality stocks, many    performance. AK Steel was consequently
of which were the hardest-hit during the     sold during the fiscal year. A similar       Portfolio manager, is lead manager of AIM
collapse. Our review of data for the March   pattern emerged for another materials        Structured Growth Fund. He began his
through August 2009 time period showed       stock, fertilizer company CF INDUSTRIES.     investment career in 1968 and has been
that stocks that outperformed their          This stock was also sold during the fiscal   associated with Invesco Institutional
industry peers tended to be smaller,         year.                                        and/or its affiliates since 1982. Mr.
lower-priced and more illiquid.                                                           Lefkowitz earned a B.S. in industrial
Perversely, stocks that outperformed their      On the positive side, our stock           engineering and an M.B.A. in finance from
industry peers also tended to exhibit        selection helped Fund performance in the     Columbia University.
fundamental weakness. For example,           financials sector, which was at the heart
companies that outperformed tended to be     of the recession story. An overweight        DANIEL KOSTYK
those that were expected to lose money       position in insurance company AFLAC
over the coming fiscal year, had negative    provided a boost to the portfolio.           Chartered Financial Analyst, portfolio
cash flow coming into this period, had                                                    manager, is manager of AIM Structured
their earnings forecasts slashed by 50% or      In terms of risk management, we seek to   Growth Fund. He has been associated with
more by analysts, were highly levered, and   minimize any style biases in the             Invesco Institutional and/or its
saw their stock prices decline               portfolio. Active managers typically add     affiliates since 1995. Mr. Kostyk earned a
dramatically over the prior six months.      value in one of or a combination of four     B.S. in mechanical engineering from
These are not the type of stocks we seek     areas: beta bias (relative volatility),      Northwestern University in Chicago and an
to include in your Fund, because our         style bias, sector/industry over/under       M.B.A. in finance from the University of
research found that such stocks tend to      weight and stock selection. We attempt to    Chicago.
lead to long-term investing failure.         add value through our stock selection
                                             decisions. Consequently, our risk            ANTHONY MUNCHAK
   Regarding the results of AIM Structured   management process seeks to neutralize the
Growth Fund, it is important to understand   Fund's exposure relative to the benchmark    Chartered Financial Analyst, portfolio
our investment process to better evaluate    with regard to beta, style and               manager, is manager of AIM Structured
the drivers of our relative performance      sector/industry exposures.                   Growth Fund. He has been associated with
versus the Fund's style-specific                                                          Invesco Institutional and/or its
benchmark. We generally evaluate                We thank you for your continued           affiliates since 2000. Mr. Munchak earned
performance based on the impact of our       investment in AIM Structured Growth Fund.    a B.S. and an M.S. from Boston College. He
stock selection and risk management                                                       also earned an M.B.A. from Bentley
processes.                                   (1)  Bureau of Economic Analysis             College.

   Our stock selection model, based on the   (2)  Bureau of Labor Statistics              GLEN MURPHY
four factors (company earnings momentum,
price trend, management action and           (3)  Lipper Inc.                             Chartered Financial Analyst, portfolio
relative value) that make up our alpha                                                    manager, is manager of AIM Structured
(excess return) forecast for stocks in our   The views and opinions expressed in          Growth Fund. He has been associated with
investment universe, was a detractor from    management's discussion of Fund              Invesco Institutional and/or its
Fund performance. In selecting holdings      performance are those of Invesco Aim         affiliates since 1995. Mr. Murphy earned a
for the Fund, we also take into account      Advisors, Inc. These views and opinions      B.B.A. from the University of
our risk and transaction cost forecasts.     are subject to change at any time based on   Massachusetts and an M.S. in finance from
We use our optimization software to assist   factors such as market and economic          Boston College.
in making investment decisions, based on     conditions. These views and opinions may
risk and transaction cost forecasts as       not be relied upon as investment advice or   FRANCIS ORLANDO
well as our alpha forecast. Consequently,    recommendations, or as an offer for a
while our stock selection model may          particular security. The information is      Chartered Financial Analyst, portfolio
identify a stock with an attractive alpha    not a complete analysis of every aspect of   manager, is manager of AIM Structured
forecast, the optimizer may indicate that    any market, country, industry, security or   Growth Fund. He has been associated with
its transaction costs are too high and/or    the Fund. Statements of fact are from        Invesco Institutional and/or its
its risk level is unacceptable. Placing      sources considered reliable, but Invesco     affiliates since 1987. Mr. Orlando earned
more of an emphasis on transaction costs     Aim Advisors, Inc. makes no representation   a B.B.A. from Merrimack College and an
and potential risk in making stock           or warranty as to their completeness or      M.B.A. from Boston College.
selections can benefit or detract from       accuracy. Although historical performance
Fund performance. For the fiscal year, it    is no guarantee of future results, these     Assisted by the Global Quantitative
detracted from our results.                  insights may help you understand our         Equity Research Team
                                             investment management philosophy.
   Our stock selection within the
portfolio hindered Fund performance during   See important Fund and index disclosures
this fiscal year -- particularly within      later in this report.
the industrials and materials sectors.
After enjoying a very strong run in 2007
and the first half of 2008, steel maker
and materials company AK STEEL suffered a


5   AIM STRUCTURED GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT - OLDEST SHARE CLASSES WITH SALES CHARGES SINCE INCEPTION

Fund and index data from 3/31/06

                               [PERFORMANCE GRAPH]

                 AIM            AIM            AIM            AIM                                   LIPPER
             STRUCTURED     STRUCTURED     STRUCTURED     STRUCTURED                              LARGE-CAP
            GROWTH FUND-   GROWTH FUND-   GROWTH FUND-   GROWTH FUND-   RUSSELL 1000                GROWTH
               CLASS A        CLASS B        CLASS C        CLASS R        GROWTH      S&P 500      FUNDS
               SHARES         SHARES         SHARES         SHARES        INDEX(1)     INDEX(1)    INDEX(1)
            ------------   ------------   ------------   ------------   ------------   --------   ---------
3/31/2006        9450          10000          10000          10000          10000       10000       10000
    04/06        9488          10030          10030          10030           9986       10134        9984
    05/06        9204           9720           9720           9730           9648        9843        9519
    06/06        9299           9820           9820           9830           9610        9856        9487
    07/06        9167           9680           9680           9691           9427        9917        9244
    08/06        9384           9899           9899           9920           9721       10152        9458
    09/06        9668          10190          10190          10220           9988       10414        9662
    10/06       10103          10649          10649          10680          10339       10753        9953
    11/06       10301          10849          10849          10880          10544       10957       10180
    12/06       10262          10800          10800          10843          10580       11111       10234
    01/07       10594          11141          11141          11183          10852       11279       10498
    02/07       10300          10830          10830          10882          10648       11059       10261
    03/07       10490          11020          11020          11073          10706       11182       10339
    04/07       10822          11361          11361          11423          11210       11677       10758
    05/07       11295          11852          11852          11923          11613       12084       11123
    06/07       11021          11561          11552          11633          11440       11884       11018
    07/07       10755          11271          11271          11353          11262       11516       10878
    08/07       10850          11361          11361          11453          11442       11688       11057
    09/07       11267          11792          11792          11883          11921       12125       11732
    10/07       11826          12372          12372          12474          12327       12318       12256
    11/07       11513          12032          12032          12133          11873       11802       11756
    12/07       11692          12214          12214          12325          11830       11721       11767
    01/08       10413          10865          10865          10967          10907       11018       10760
    02/08       10198          10639          10639          10751          10691       10660       10536
    03/08       10110          10547          10547          10658          10626       10614       10446
    04/08       10559          10999          10999          11121          11184       11131       11090
    05/08       10794          11236          11236          11368          11593       11275       11392
    06/08       10140          10546          10546          10669          10758       10325       10554
    07/08       10003          10401          10401          10535          10554       10239       10346
    08/08        9954          10340          10340          10473          10668       10387       10374
    09/08        8578           8910           8910           9033           9432        9462        9044
    10/08        6968           7233           7233           7336           7772        7873        7464
    11/08        6344           6585           6585           6667           7154        7308        6716
    12/08        6548           6791           6791           6883           7283        7385        6896
    01/09        6126           6348           6348           6450           6932        6763        6540
    02/09        5646           5844           5844           5925           6411        6046        6113
    03/09        6185           6400           6400           6502           6983        6574        6638
    04/09        6773           7007           6997           7110           7653        7203        7342
    05/09        7008           7244           7243           7367           8033        7605        7744
    06/09        7058           7296           7295           7419           8122        7621        7747
    07/09        7587           7830           7830           7965           8699        8196        8330
    08/09        7795           7812           8036           8183           8880        8492        8495

(1)  Lipper Inc.

Past performance cannot guarantee            shareholder had liquidated his entire        fund expenses and management fees;
comparable future results.                   investment in the Fund at the close of the   performance of a market index does not.
                                             reporting period and paid the applicable     Performance shown in the chart and
   The data shown in the chart include       contingent deferred sales charges. Index     table(s) does not reflect deduction of
reinvested distributions, applicable sales   results include reinvested dividends, but    taxes a shareholder would pay on Fund
charges and Fund expenses including          they do not reflect sales charges.           distributions or sale of Fund shares.
management fees. Results for Class B         Performance of the peer group reflects
shares are calculated as if a hypothetical


6   AIM STRUCTURED GROWTH FUND

------------------------------------------   ------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 SHARES DO NOT HAVE A FRONT-END SALES
                                                                                          CHARGE; RETURNS SHOWN ARE AT NET ASSET
As of 8/31/09, including maximum             As of 6/30/09, the most recent calendar      VALUE AND DO NOT REFLECT A 0.75% CDSC THAT
applicable sales charges                     quarter-end, including maximum applicable    MAY BE IMPOSED ON A TOTAL REDEMPTION OF
                                             sales charges                                RETIREMENT PLAN ASSETS WITHIN THE FIRST
CLASS A SHARES                                                                            YEAR. CLASS Y SHARES DO NOT HAVE A
                                             CLASS A SHARES                               FRONT-END SALES CHARGE OR A CDSC;
Inception (3/31/06)      -7.03%              Inception (3/31/06)     -10.16%              THEREFORE, PERFORMANCE IS AT NET ASSET
   1 Year               -26.00                  1 Year               -34.20               VALUE.
CLASS B SHARES                               CLASS B SHARES
Inception (3/31/06)      -6.97%              Inception (3/31/06)     -10.07%                 THE PERFORMANCE OF THE FUND'S SHARE
   1 Year               -26.08                  1 Year               -34.29               CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS C SHARES                               CLASS C SHARES                               DIFFERENT SALES CHARGE STRUCTURES AND
Inception (3/31/06)      -6.19%              Inception (3/31/06)      -9.25%              CLASS EXPENSES.
   1 Year               -23.07                  1 Year               -31.52
CLASS R SHARES                               CLASS R SHARES                                  HAD THE ADVISOR NOT WAIVED FEES AND/OR
Inception (3/31/06)      -5.70%              Inception (3/31/06)      -8.77%              REIMBURSED EXPENSES, PERFORMANCE WOULD
   1 Year               -21.88                  1 Year               -30.46               HAVE BEEN LOWER.
CLASS Y SHARES                               CLASS Y SHARES
Inception                -5.42%              Inception                -8.57%              (1) Total annual operating expenses less
   1 Year               -21.55                  1 Year               -30.34                  any contractual fee waivers and/or
                                                                                             expense reimbursements by the advisor
CLASS Y SHARES' INCEPTION DATE IS OCTOBER       THE NET ANNUAL FUND OPERATING EXPENSE        in effect through at least June 30,
3, 2008; RETURNS SINCE THAT DATE ARE         RATIO SET FORTH IN THE MOST RECENT FUND         2010. See current prospectus for more
ACTUAL RETURNS. ALL OTHER RETURNS ARE        PROSPECTUS AS OF THE DATE OF THIS REPORT        information.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.00%, 1.75%, 1.75%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.25%, AND 0.75%, RESPECTIVELY.(1) THE
INCEPTION DATE OF CLASS Y SHARES) AT NET     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ASSET VALUE. THE RESTATED CLASS A SHARE      SET FORTH IN THE MOST RECENT FUND
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     PROSPECTUS AS OF THE DATE OF THIS REPORT
APPLICABLE TO CLASS A SHARES AS WELL AS      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS Y SHARES WAS 1.18%, 1.93%, 1.93%
RECEIVED BY CLASS A SHARES. CLASS A          1.43% AND 0.93%, RESPECTIVELY. THE EXPENSE
SHARES' INCEPTION DATE IS MARCH 31, 2006.    RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   THE PERFORMANCE DATA QUOTED REPRESENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE        INCURRED DURING THE PERIOD COVERED BY THIS
COMPARABLE FUTURE RESULTS; CURRENT           REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR THE MOST RECENT        CLASS A SHARE PERFORMANCE REFLECTS THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    AND CLASS C SHARE PERFORMANCE REFLECTS THE
IN NET ASSET VALUE AND THE EFFECT OF THE     APPLICABLE CONTINGENT DEFERRED SALES
MAXIMUM SALES CHARGE UNLESS OTHERWISE        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
STATED. INVESTMENT RETURN AND PRINCIPAL      CDSC ON CLASS B SHARES DECLINES FROM 5%
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
A GAIN OR LOSS WHEN YOU SELL SHARES.         THE BEGINNING OF THE SEVENTH YEAR. THE
                                             CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             YEAR AFTER PURCHASE. CLASS R


7   AIM STRUCTURED GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM STRUCTURED GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets

o  Unless otherwise noted, all data provided by Invesco Aim.

------------------------------------------
ABOUT SHARE CLASSES                             fund does trade in this way, it may       o  The LIPPER LARGE-CAP GROWTH FUNDS INDEX
                                                incur increased costs, which can lower       is an equally weighted representation
o  Effective September 30, 2003, for            the actual return of the fund. Active        of the largest funds in the Lipper
   qualified plans only, those previously       trading may also increase short term         Large-Cap Growth Funds category. These
   established are eligible to purchase         gains and losses, which may affect           funds typically have an above average
   Class B shares of any AIM fund. Please       taxes that must be paid.                     price-to-earnings ratio, price-to-book
   see the prospectus for more                                                               ratio, and three-year sales-per-share
   information.                              o  The Fund invests in "growth" stocks,         growth value, compared to the S&P 500
                                                which may be more volatile than other        Index.
o  Class R shares are available only to         investment styles because growth stocks
   certain retirement plans. Please see         are more sensitive to investor            o  The Fund is not managed to track the
   the prospectus for more information.         perceptions of an issuing company's          performance of any particular index,
                                                growth potential.                            including the indexes defined here, and
o  Class Y shares are available to only                                                      consequently, the performance of the
   certain investors. Please see the         o  Interest rate risk refers to the risk        Fund may deviate significantly from the
   prospectus for more information.             that bond prices generally fall as           performance of the indexes.
                                                interest rates rise and vice versa.
------------------------------------------                                                o  A direct investment cannot be made in
PRINCIPAL RISKS OF INVESTING IN THE FUND     o  Leveraging entails risks such as             an index. Unless otherwise indicated,
                                                magnifying changes in the value of the       index results include reinvested
o  Credit risk is the risk of loss on an        portfolio's securities.                      dividends, and they do not reflect
   investment due to the deterioration of                                                    sales charges. Performance of an index
   an issuer's financial health. Such a      o  Since a large percentage of the Fund's       of funds reflects fund expenses;
   deterioration of financial health may        assets may be invested in securities of      performance of a market index does not.
   result in a reduction of the credit          a limited number of companies, each
   rating of the issuer's securities and        investment has a greater effect on the    OTHER INFORMATION
   may lead to the issuer's inability to        Fund's overall performance, and any
   honor its contractual obligations,           change in the value of those securities   o  The Chartered Financial Analysts (R)
   including making timely payment of           could significantly affect the value of      (CFA(R)) designation is globally
   interest and principal.                      your investment in the Fund.                 recognized and attests to a
                                                                                             charterholder's success in a rigorous
o  The Fund may use enhanced investment      o  There is no guarantee that the               and comprehensive study program in the
   techniques such as derivatives. The          investment techniques and risk analysis      field of investment management and
   principal risk of derivatives is that        used by the Fund's portfolio managers        research analysis.
   the fluctuations in their values may         will produce the desired results.
   not correlate perfectly with the                                                       o  The returns shown in management's
   overall securities markets. Derivatives   o  The prices of securities held by the         discussion of Fund performance are
   are subject to counterparty risk -- the      Fund may decline in response to market       based on net asset values calculated
   risk that the other party will not           risks.                                       for shareholder transactions. Generally
   complete the transaction with the Fund.                                                   accepted accounting principles require
                                             ------------------------------------------      adjustments to be made to the net
o  Prices of equity securities change in     ABOUT INDEXES USED IN THIS REPORT               assets of the Fund at period end for
   response to many factors, including the                                                   financial reporting purposes, and as
   historical and prospective earnings of    o  The S&P 500(R) INDEX is a market             such, the net asset values for
   the issuer, the value of its assets,         capitalization-weighted index covering       shareholder transactions and the
   general economic conditions, interest        all major areas of the U.S. economy. It      returns based on those net asset values
   rates, investor perceptions and market       is not the 500 largest companies but         may differ from the net asset values
   liquidity.                                   rather the most widely held 500              and returns reported in the Financial
                                                companies chosen with respect to market      Highlights.
o  Foreign securities have additional           size, liquidity and their industry.
   risks, including exchange rate changes,                                                o  Industry classifications used in this
   political and economic upheaval,          o  The RUSSELL 1000(R) GROWTH INDEX             report are generally according to the
   relative lack of information,                measures the performance of those            Global Industry Classification
   relatively low market liquidity, and         Russell 1000 companies with higher           Standard, which was developed by and is
   the potential lack of strict financial       price-to-book ratios and higher              the exclusive property and a service
   and accounting controls and standards.       forecasted growth values. The Russell        mark of MSCI Inc. and Standard &
                                                1000 Growth Index is a                       Poor's.
o  The Fund may engage in active and            trademark/service mark of the Frank
   frequent trading of portfolio                Russell Company. Russell(R) is a
   securities to achieve its investment         trademark of the Frank Russell Company.
   objective. If a
                                                                                          ------------------------------------------
                                                                                          FUND NASDAQ SYMBOLS
                                                                                          Class A Shares                       AASGX
                                                                                          Class B Shares                       BASGX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Class C Shares                       CASGX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class R Shares                       RASGX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class Y Shares                       AASYX

---------------------------------------------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


8   AIM STRUCTURED GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009





                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.43%

AEROSPACE & DEFENSE-3.21%

United Technologies Corp.                               46,800    $ 2,778,048
=============================================================================


AGRICULTURAL PRODUCTS-0.64%

Archer-Daniels-Midland Co.                              19,100        550,653
=============================================================================


AIR FREIGHT & LOGISTICS-0.70%

United Parcel Service, Inc.-Class B                     11,400        609,444
=============================================================================


APPAREL RETAIL-7.84%

Aeropostale, Inc.(b)                                    61,400      2,403,810
-----------------------------------------------------------------------------
Chico's FAS, Inc.(b)                                     7,200         91,656
-----------------------------------------------------------------------------
Foot Locker, Inc.                                       98,700      1,052,142
-----------------------------------------------------------------------------
Gap, Inc. (The)                                        144,200      2,833,530
-----------------------------------------------------------------------------
Ross Stores, Inc.                                        8,600        401,104
=============================================================================
                                                                    6,782,242
=============================================================================


AUTOMOTIVE RETAIL-1.14%

AutoNation, Inc.(b)                                     52,100        988,858
=============================================================================


BIOTECHNOLOGY-6.96%

Amgen Inc.(b)                                           55,900      3,339,466
-----------------------------------------------------------------------------
Biogen Idec Inc.(b)                                     46,300      2,324,723
-----------------------------------------------------------------------------
Facet Biotech Corp.(b)                                  20,900        209,836
-----------------------------------------------------------------------------
PDL BioPharma Inc.                                      15,900        143,895
=============================================================================
                                                                    6,017,920
=============================================================================


COMMUNICATIONS EQUIPMENT-0.77%

3Com Corp.(b)                                          119,900        521,565
-----------------------------------------------------------------------------
F5 Networks, Inc.(b)                                     4,100        141,409
=============================================================================
                                                                      662,974
=============================================================================


COMPUTER & ELECTRONICS RETAIL-1.68%

RadioShack Corp.                                        71,100      1,075,743
-----------------------------------------------------------------------------
Rent-A-Center, Inc.(b)                                  19,000        374,870
=============================================================================
                                                                    1,450,613
=============================================================================


COMPUTER HARDWARE-13.80%

Apple Inc.(b)                                           32,750      5,508,878
-----------------------------------------------------------------------------
Hewlett-Packard Co.                                     34,800      1,562,172
-----------------------------------------------------------------------------
International Business Machines Corp.                   41,200      4,863,660
=============================================================================
                                                                   11,934,710
=============================================================================


COMPUTER STORAGE & PERIPHERALS-2.58%

EMC Corp.(b)                                            76,700      1,219,530
-----------------------------------------------------------------------------
Western Digital Corp.(b)                                29,600      1,014,688
=============================================================================
                                                                    2,234,218
=============================================================================


                                                       SHARES
DATA PROCESSING & OUTSOURCED SERVICES-0.27%

Broadridge Financial Solutions Inc.                     11,200        233,184
=============================================================================


DEPARTMENT STORES-0.20%

Sears Holdings Corp.(b)                                  2,700        171,315
=============================================================================


EDUCATION SERVICES-5.15%

Apollo Group, Inc.-Class A(b)                           36,400      2,359,448
-----------------------------------------------------------------------------
Career Education Corp.(b)                               18,000        427,500
-----------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                       15,900      1,669,341
=============================================================================
                                                                    4,456,289
=============================================================================


GENERAL MERCHANDISE STORES-0.56%

Family Dollar Stores, Inc.                              15,900        481,452
=============================================================================


HEALTH CARE EQUIPMENT-0.32%

Boston Scientific Corp.(b)                              23,200        272,600
=============================================================================


HEALTH CARE SERVICES-0.65%

Omnicare, Inc.                                          24,700        565,383
=============================================================================


HOME IMPROVEMENT RETAIL-2.71%

Home Depot, Inc. (The)                                  86,000      2,346,940
=============================================================================


HOMEBUILDING-1.98%

D.R. Horton, Inc.                                       74,700      1,001,727
-----------------------------------------------------------------------------
KB Home                                                 14,200        258,582
-----------------------------------------------------------------------------
Ryland Group, Inc. (The)                                19,900        456,108
=============================================================================
                                                                    1,716,417
=============================================================================


HYPERMARKETS & SUPER CENTERS-4.79%

Wal-Mart Stores, Inc.                                   81,400      4,140,818
=============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-2.06%

Mirant Corp.(b)                                        105,500      1,777,675
=============================================================================


INDUSTRIAL CONGLOMERATES-3.49%

3M Co.                                                  26,300      1,896,230
-----------------------------------------------------------------------------
General Electric Co.                                    80,700      1,121,730
=============================================================================
                                                                    3,017,960
=============================================================================


INDUSTRIAL MACHINERY-0.31%

John Bean Technologies Corp.                            16,000        267,040
=============================================================================


INTEGRATED OIL & GAS-4.74%

Chevron Corp.                                              900         62,946
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                       52,400      3,623,460
-----------------------------------------------------------------------------
Occidental Petroleum Corp.                               5,600        409,360
=============================================================================
                                                                    4,095,766
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED GROWTH FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.84%

AT&T Inc.                                               21,100    $   549,655
-----------------------------------------------------------------------------
Qwest Communications International Inc.                 49,200        176,628
=============================================================================
                                                                      726,283
=============================================================================


INTERNET SOFTWARE & SERVICES-3.35%

eBay Inc.(b)                                           121,700      2,694,438
-----------------------------------------------------------------------------
ValueClick, Inc.(b)                                     19,400        198,850
=============================================================================
                                                                    2,893,288
=============================================================================


INVESTMENT BANKING & BROKERAGE-0.50%

Goldman Sachs Group, Inc. (The)                          2,600        430,196
=============================================================================


LIFE & HEALTH INSURANCE-0.54%

Aflac, Inc.                                             11,500        467,130
=============================================================================


MANAGED HEALTH CARE-2.97%

UnitedHealth Group Inc.                                 91,800      2,570,400
=============================================================================


PAPER PACKAGING-0.52%

Temple-Inland Inc.                                      26,700        451,497
=============================================================================


PHARMACEUTICALS-11.82%

Bristol-Myers Squibb Co.                                33,600        743,568
-----------------------------------------------------------------------------
Eli Lilly and Co.                                       62,100      2,077,866
-----------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                            49,500      1,448,865
-----------------------------------------------------------------------------
Johnson & Johnson                                       43,800      2,647,272
-----------------------------------------------------------------------------
Merck & Co., Inc.                                        6,400        207,552
-----------------------------------------------------------------------------
Schering-Plough Corp.                                   23,100        650,958
-----------------------------------------------------------------------------
Sepracor Inc.(b)                                        65,300      1,185,195
-----------------------------------------------------------------------------
Valeant Pharmaceuticals International(b)                39,400      1,020,066
-----------------------------------------------------------------------------
Wyeth                                                    5,000        239,250
=============================================================================
                                                                   10,220,592
=============================================================================


RESTAURANTS-0.10%

Brinker International, Inc.                              6,000         87,360
=============================================================================


SEMICONDUCTORS-3.69%

Marvell Technology Group Ltd.(b)                        29,800        454,450
-----------------------------------------------------------------------------
Texas Instruments Inc.                                 111,200      2,734,408
=============================================================================
                                                                    3,188,858
=============================================================================


SOFT DRINKS-0.29%

Dr. Pepper Snapple Group, Inc.(b)                        9,600        253,824
=============================================================================


SPECIALTY STORES-0.06%

Barnes & Noble, Inc.                                     2,300         47,587
=============================================================================


SYSTEMS SOFTWARE-6.62%

Microsoft Corp.                                        145,200      3,579,180
-----------------------------------------------------------------------------
Symantec Corp.(b)                                      142,200      2,150,064
=============================================================================
                                                                    5,729,244
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.58%

Sprint Nextel Corp.(b)                                 136,500        499,590
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $79,934,057)                                          85,118,368
=============================================================================


                                                     PRINCIPAL
                                                       AMOUNT
U.S. TREASURY BILLS-0.36%

  0.18%, 09/17/09 (Cost $309,975)(c)(d)               $310,000        309,975
=============================================================================


                                                       SHARES

MONEY MARKET FUNDS-1.29%

Liquid Assets Portfolio-Institutional Class(e)         558,340        558,340
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)               558,340        558,340
=============================================================================
     Total Money Market Funds (Cost $1,116,680)                     1,116,680
=============================================================================
TOTAL INVESTMENTS-100.08% (Cost $81,360,712)                       86,545,023
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.08)%                                 (65,011)
=============================================================================
NET ASSETS-100.00%                                                $86,480,012
_____________________________________________________________________________
=============================================================================




Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $80,244,032)                            $ 85,428,343
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        1,116,680
================================================================================
     Total investments, at value (Cost $81,360,712)                   86,545,023
================================================================================
Receivables for:
  Fund shares sold                                                        18,567
--------------------------------------------------------------------------------
  Dividends                                                              191,629
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          4,989
--------------------------------------------------------------------------------
Other assets                                                              21,795
================================================================================
     Total assets                                                     86,782,003
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 228,073
--------------------------------------------------------------------------------
  Variation margin                                                         9,812
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                               1,120
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        52,151
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        10,835
================================================================================
     Total liabilities                                                   301,991
================================================================================
Net assets applicable to shares outstanding                         $ 86,480,012
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $131,946,130
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,244,630
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (51,976,316)
--------------------------------------------------------------------------------
Unrealized appreciation                                                5,265,568
================================================================================
                                                                    $ 86,480,012
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $  2,491,367
________________________________________________________________________________
================================================================================
Class B                                                             $    298,406
________________________________________________________________________________
================================================================================
Class C                                                             $    974,258
________________________________________________________________________________
================================================================================
Class R                                                             $     30,408
________________________________________________________________________________
================================================================================
Class Y                                                             $     73,069
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 82,612,504
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  313,263
________________________________________________________________________________
================================================================================
Class B                                                                   38,183
________________________________________________________________________________
================================================================================
Class C                                                                  124,710
________________________________________________________________________________
================================================================================
Class R                                                                    3,829
________________________________________________________________________________
================================================================================
Class Y                                                                    9,184
________________________________________________________________________________
================================================================================
Institutional Class                                                   10,370,881
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.95
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.95 divided by 94.50%)                   $       8.41
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.82
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.81
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.94
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.96
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.97
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM STRUCTURED GROWTH FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Dividends                                                                           $  1,998,223
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $126,358)                                                                           140,341
------------------------------------------------------------------------------------------------
Interest                                                                                     900
================================================================================================
     Total investment income                                                           2,139,464
================================================================================================


EXPENSES:

Advisory fees                                                                            583,728
------------------------------------------------------------------------------------------------
Administrative services fees                                                              50,000
------------------------------------------------------------------------------------------------
Custodian fees                                                                            12,365
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  6,359
------------------------------------------------------------------------------------------------
  Class B                                                                                  2,870
------------------------------------------------------------------------------------------------
  Class C                                                                                 10,517
------------------------------------------------------------------------------------------------
  Class R                                                                                    120
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                   15,589
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       4,713
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 21,387
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              70,058
------------------------------------------------------------------------------------------------
Professional services fees                                                                55,308
------------------------------------------------------------------------------------------------
Other                                                                                     37,963
================================================================================================
     Total expenses                                                                      870,977
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (123,262)
================================================================================================
     Net expenses                                                                        747,715
================================================================================================
Net investment income                                                                  1,391,749
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (47,326,857)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      979,576
================================================================================================
                                                                                     (46,347,281)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                4,809,487
------------------------------------------------------------------------------------------------
  Futures contracts                                                                       80,405
================================================================================================
                                                                                       4,889,892
================================================================================================
Net realized and unrealized gain (loss)                                              (41,457,389)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(40,065,640)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM STRUCTURED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,391,749    $  1,100,353
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (46,347,281)     (5,565,465)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         4,889,892     (10,577,763)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (40,065,640)    (15,042,875)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                         (9,644)        (16,383)
--------------------------------------------------------------------------------------------------------
  Class R                                                                            (34)             --
--------------------------------------------------------------------------------------------------------
  Class Y                                                                           (853)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (741,359)       (840,921)
========================================================================================================
     Total distributions from net investment income                             (751,890)       (857,304)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                             --        (206,607)
--------------------------------------------------------------------------------------------------------
  Class B                                                                             --         (19,986)
--------------------------------------------------------------------------------------------------------
  Class C                                                                             --         (68,888)
--------------------------------------------------------------------------------------------------------
  Class R                                                                             --            (386)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --      (4,857,348)
========================================================================================================
     Total distributions from net realized gains                                      --      (5,153,215)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                     (1,212,517)     (1,833,555)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (60,118)         79,346
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (437,430)        136,158
--------------------------------------------------------------------------------------------------------
  Class R                                                                         10,011          15,882
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        104,995              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (37,102,160)     15,306,943
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (38,697,219)     13,704,774
========================================================================================================
     Net increase (decrease) in net assets                                   (79,514,749)     (7,348,620)
========================================================================================================


NET ASSETS:

  Beginning of year                                                          165,994,761     173,343,381
========================================================================================================
  End of year (includes undistributed net investment income of $1,244,630
     and $604,771, respectively)                                            $ 86,480,012    $165,994,761
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM STRUCTURED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


14        AIM STRUCTURED GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or

15        AIM STRUCTURED GROWTH FUND
      delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees $102,019 and reimbursed class level expenses of $9,805, $1,106, $4,055, $93, $347 and $4,713 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended August 31, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking

16        AIM STRUCTURED GROWTH FUND
services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $1,171 in front-end sales commissions from the sale of Class A shares and $0, $268, $187 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and Trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                   $86,235,048     $     --       $ --      $86,235,048
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                     --      309,975         --          309,975
========================================================================================================================
                                                                                                             $86,545,023
========================================================================================================================
Other Investments*                                                       81,257           --         --           81,257
========================================================================================================================
  Total Investments                                                 $86,316,305     $309,975        $--      $86,626,280
________________________________________________________________________________________________________________________
========================================================================================================================



* Other Investments includes futures contracts, which are included at unrealized appreciation.

NOTE 4--DERIVATIVE INVESTMENTS

Effective March 1, 2009, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of August 31, 2009:

                                                                                       VALUE
                                                                              -----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------------------
Market risk
  Futures contracts(a)                                                        $81,257         $ --
_____________________________________________________________________________________________________
=====================================================================================================



(a) Includes cumulative appreciation of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.


17        AIM STRUCTURED GROWTH FUND

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED AUGUST 31, 2009

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                               LOCATION OF GAIN ON
                                                                             STATEMENT OF OPERATIONS
                                                                             -----------------------
                                                                                     FUTURES*
----------------------------------------------------------------------------------------------------
Realized Gain
  Market risk                                                                       $1,197,469
====================================================================================================
Change in Unrealized Appreciation
  Market risk                                                                          258,431
====================================================================================================
Total                                                                               $1,455,900
____________________________________________________________________________________________________
====================================================================================================



* The average value outstanding of futures during the period was $5,182,330.

                                                 OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF           MONTH/                          UNREALIZED
CONTRACT                                                 CONTRACTS         COMMITMENT           VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange E-mini S&P 500 Index             24        September-09/Long     $1,223,640        $81,257
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,124.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $3,417 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


18        AIM STRUCTURED GROWTH FUND

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                2009          2008
-----------------------------------------------------------------------------------------------------
Ordinary income                                                               $751,890     $5,736,595
-----------------------------------------------------------------------------------------------------
Long-term capital gain                                                              --        273,924
=====================================================================================================
Total distributions                                                           $751,890     $6,010,519
_____________________________________________________________________________________________________
=====================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $  1,256,291
------------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                                             3,517,083
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (11,661)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                               (30,689,668)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (19,538,163)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        131,946,130
================================================================================================
Total net assets                                                                    $ 86,480,012
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                     CAPITAL
EXPIRATION                                                                     LOSS CARRYFORWARD*
-------------------------------------------------------------------------------------------------
August 31, 2016                                                                    $   665,716
-------------------------------------------------------------------------------------------------
August 31, 2017                                                                     18,872,447
=================================================================================================
Total capital loss carryforward                                                    $19,538,163
_________________________________________________________________________________________________
=================================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

  NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $99,716,996 and $136,377,134, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $10,277,214
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (6,760,131)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 3,517,083
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $83,027,940.




19        AIM STRUCTURED GROWTH FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                        2009(a)                          2008
                                                              ---------------------------     -------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        169,910     $  1,152,699       126,221     $ 1,439,845
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         18,151          124,957        37,404         424,646
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          8,285           61,492        64,135         718,782
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,235            9,977         1,458          15,648
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      42,748          327,844            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            751,214        5,229,110     1,601,599      18,008,711
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          1,449            9,419        18,312         218,096
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --         1,576          18,615
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --         5,708          67,407
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                              5               34            32             386
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            131              853            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            114,055          741,359       477,642       5,698,269
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          9,173           58,967         7,720          81,915
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (9,301)         (58,967)       (7,802)        (81,915)
=======================================================================================================================
Reacquired:
  Class A(b)                                                    (347,229)      (2,433,602)     (325,612)     (3,573,411)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (16,909)        (126,108)      (26,522)       (282,000)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (73,737)        (498,922)      (61,575)       (650,031)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --               --           (14)           (152)
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (33,695)        (223,702)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (6,011,495)     (43,072,629)     (784,168)     (8,400,037)
=======================================================================================================================
     Net increase (decrease) in share activity                (5,376,010)    $(38,697,219)    1,136,114     $13,704,774
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) 86% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      23,646      $ 190,353
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (23,646)      (190,353)
     __________________________________________________________________________________________________
     ==================================================================================================





20        AIM STRUCTURED GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      NET GAINS
                           NET ASSET      NET        (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT  SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME      REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD   (LOSS)(a)     UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $10.20     $ 0.09         $(2.31)        $(2.22)     $(0.03)       $   --         $(0.03)
Year ended 08/31/08           11.45       0.04          (0.93)         (0.89)      (0.03)        (0.33)         (0.36)
Year ended 08/31/07            9.93       0.02           1.53           1.55       (0.02)        (0.01)         (0.03)
Year ended 08/31/06(e)        10.00       0.11          (0.18)         (0.07)         --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09           10.05       0.03          (2.26)         (2.23)         --            --             --
Year ended 08/31/08           11.35      (0.04)         (0.93)         (0.97)         --         (0.33)         (0.33)
Year ended 08/31/07            9.90      (0.07)          1.53           1.46          --         (0.01)         (0.01)
Year ended 08/31/06(e)        10.00       0.08          (0.18)         (0.10)         --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09           10.05       0.03          (2.27)         (2.24)         --            --             --
Year ended 08/31/08           11.35      (0.04)         (0.93)         (0.97)         --         (0.33)         (0.33)
Year ended 08/31/07            9.90      (0.07)          1.53           1.46          --         (0.01)         (0.01)
Year ended 08/31/06(e)        10.00       0.08          (0.18)         (0.10)         --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09           10.18       0.07          (2.30)         (2.23)      (0.01)           --          (0.01)
Year ended 08/31/08           11.44       0.01          (0.94)         (0.93)         --         (0.33)         (0.33)
Year ended 08/31/07            9.92      (0.01)          1.54           1.53       (0.00)        (0.01)         (0.01)
Year ended 08/31/06(e)        10.00       0.10          (0.18)         (0.08)         --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)         8.05       0.08          (0.14)         (0.06)      (0.03)           --          (0.03)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09           10.23       0.10          (2.31)         (2.21)      (0.05)           --          (0.05)
Year ended 08/31/08           11.48       0.07          (0.93)         (0.86)      (0.06)        (0.33)         (0.39)
Year ended 08/31/07            9.94       0.05           1.53           1.58       (0.03)        (0.01)         (0.04)
Year ended 08/31/06(e)        10.00       0.12          (0.18)         (0.06)         --            --             --
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                      RATIO OF          RATIO OF
                                                                      EXPENSES          EXPENSES
                                                                     TO AVERAGE      TO AVERAGE NET
                                                                     NET ASSETS      ASSETS WITHOUT     RATIO OF NET
                            NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INVESTMENT INCOME
                           VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES  (LOSS) TO AVERAGE   PORTFOLIO
                            OF PERIOD  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED         NET ASSETS     TURNOVER(C)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $ 7.95      (21.72)%    $  2,491            1.01%(d)          1.50%(d)          1.20%(d)       102%
Year ended 08/31/08           10.20       (8.25)        4,894            1.00              1.18              0.37           119
Year ended 08/31/07           11.45       15.63         7,481            1.01              1.29              0.17            91
Year ended 08/31/06(e)         9.93       (0.70)          862            1.03(f)           5.52(f)           2.57(f)          7
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09            7.82      (22.19)          298            1.76(d)           2.25(d)           0.45(d)        102
Year ended 08/31/08           10.05       (8.98)          465            1.75              1.93             (0.38)          119
Year ended 08/31/07           11.35       14.76           472            1.76              2.04             (0.58)           91
Year ended 08/31/06(e)         9.90       (1.00)          662            1.78(f)           6.27(f)           1.82(f)          7
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09            7.81      (22.29)          974            1.76(d)           2.25(d)           0.45(d)        102
Year ended 08/31/08           10.05       (8.98)        1,911            1.75              1.93             (0.38)          119
Year ended 08/31/07           11.35       14.76         2,065            1.76              2.04             (0.58)           91
Year ended 08/31/06(e)         9.90       (1.00)          599            1.78(f)           6.27(f)           1.82(f)          7
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09            7.94      (21.88)           30            1.26(d)           1.75(d)           0.95(d)        102
Year ended 08/31/08           10.18       (8.55)           26            1.25              1.43              0.12           119
Year ended 08/31/07           11.44       15.46            13            1.26              1.54             (0.08)           91
Year ended 08/31/06(e)         9.92       (0.80)          595            1.28(f)           5.77(f)           2.32(f)          7
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)         7.96       (0.60)           73          0.75(d)(f)        1.29(d)(f)        1.46(d)(f)       102
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09            7.97      (21.45)       82,613            0.75(d)           0.86(d)           1.46(d)        102
Year ended 08/31/08           10.23       (7.99)      158,699            0.73              0.73              0.64           119
Year ended 08/31/07           11.48       15.93       163,313            0.75              0.89              0.43            91
Year ended 08/31/06(e)         9.94       (0.60)       86,898            0.77(f)           5.20(f)           2.83(f)          7
___________________________________________________________________________________________________________________________________
===================================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $2,543, $287, $1,052, $24, $91 and $93,299 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)  Annualized.


21        AIM STRUCTURED GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Growth Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas



22        AIM STRUCTURED GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,380.20       $ 6.00      $1,020.16       $5.09        1.00%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,376.80        10.48       1,016.38        8.89        1.75
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,375.00        10.48       1,016.38        8.89        1.75
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,380.90         7.50       1,018.90        6.36        1.25
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,384.30         4.51       1,021.42        3.82        0.75
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


23        AIM STRUCTURED GROWTH FUND

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED GROWTH FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (3/31/06)                 -5.21%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to         1 Year                          -21.45    fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    ------------------------------------------   information on comparative benchmarks.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Please consult your Fund prospectus for
                                             For periods ended 6/30/09, the most          more information. For the most current
                                             recent calendar quarter-end                  month-end performance, please call
                                             Inception (3/31/06)                 -8.35%   800 451 4246 or visit invescoaim.com.
                                             ------------------------------------------
                                                1 Year                          -30.17
                                             ------------------------------------------

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ from
                                             performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.73%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

------------------------------------------
NASDAQ SYMBOL                        IASGX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SGRO-INS-1   Invesco Aim Distributors, Inc.

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED GROWTH FUND

RESULTS OF A $10,000 INVESTMENT - INSTITUTIONAL CLASS SHARES SINCE INCEPTION

Fund and index data from 3/31/06

                               [PERFORMANCE CHART]

                 AIM
              STRUCTURED
                GROWTH                                    LIPPER
                FUND-       RUSSELL 1000                 LARGE-CAP
            INSTITUTIONAL      GROWTH      S&P 500        GROWTH
             CLASS SHARES     INDEX(1)     INDEX(1)   FUNDS INDEX(1)
            -------------   ------------   --------   --------------
3/31/2006       10000           10000       10000         10000
    04/06       10040            9986       10134          9984
    05/06        9740            9648        9843          9519
    06/06        9840            9610        9856          9487
    07/06        9710            9427        9917          9244
    08/06        9940            9721       10152          9458
    09/06       10251            9988       10414          9662
    10/06       10711           10339       10753          9953
    11/06       10921           10544       10957         10180
    12/06       10881           10580       11111         10234
    01/07       11233           10852       11279         10498
    02/07       10932           10648       11059         10261
    03/07       11133           10706       11182         10339
    04/07       11495           11210       11677         10758
    05/07       11997           11613       12084         11123
    06/07       11706           11440       11884         11018
    07/07       11425           11262       11516         10878
    08/07       11525           11442       11688         11057
    09/07       11967           11921       12125         11732
    10/07       12568           12327       12318         12256
    11/07       12237           11873       11802         11756
    12/07       12426           11830       11721         11767
    01/08       11068           10907       11018         10760
    02/08       10850           10691       10660         10536
    03/08       10757           10626       10614         10446
    04/08       11233           11184       11131         11090
    05/08       11493           11593       11275         11392
    06/08       10788           10758       10325         10554
    07/08       10653           10554       10239         10346
    08/08       10601           10668       10387         10374
    09/08        9140            9432        9462          9044
    10/08        7430            7772        7873          7464
    11/08        6756            7154        7308          6716
    12/08        6979            7283        7385          6896
    01/09        6540            6932        6763          6540
    02/09        6017            6411        6046          6113
    03/09        6592            6983        6574          6638
    04/09        7219            7653        7203          7342
    05/09        7480            8033        7605          7744
    06/09        7532            8122        7621          7747
    07/09        8096            8699        8196          8330
    08/09        8328            8880        8492          8495

(1) Lipper Inc.

Past performance cannot guarantee            shown in the chart and table(s) does not     is that of the Fund's Class A, B, C and R
comparable future results.                   reflect deduction of taxes a shareholder     shares. The performance of the Fund's
                                             would pay on Fund distributions or sale of   other share classes will differ primarily
   The data shown in the chart above         Fund shares. Performance of the indexes      due to different sales charge structures
includes reinvested distributions and Fund   does not reflect the effects of taxes.       and class expenses, and may be greater
expenses including management fees. Index                                                 than or less than the performance of the
results include reinvested dividends.           The performance data shown in the chart   Fund's Institutional Class shares shown in
Performance of an index of funds reflects    above is that of the Fund's institutional    the chart above.
fund expenses and management fees;           share class. The performance data shown in
performance of a market index does not.      the chart in the annual report
Performance

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SGRO-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,383.70       $4.51       $1,021.42       $3.82        0.75%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009 through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM STRUCTURED GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these funds.   the year as part of their ongoing
Counselor Series Trust is required under                                                  oversight of the Fund, and did not
the Investment Company Act of 1940 to           In addition to their meetings             identify any particular factor that was
approve annually the renewal of the AIM      throughout the year, the Sub-Committees      controlling. Each Trustee may have
Structured Growth Fund (the Fund)            meet at designated contract renewal          evaluated the information provided
investment advisory agreement with Invesco   meetings each year to conduct an in-depth    differently from another Trustee and
Aim Advisors, Inc. (Invesco Aim) and the     review of the performance, fees, expenses,   attributed different weight to the various
Master Intergroup Sub-Advisory Contract      and other matters related to their           factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           assigned funds. During the contract          advisory arrangements and resulting
contracts) with Invesco Asset Management     renewal process, the Trustees receive        advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   comparative performance and fee data         AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Australia Limited,          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     supervision of the Senior Officer who also   certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   prepares a separate analysis of this         some years than in others, and that the
Secured Management, Inc. and Invesco         information for the Trustees. Each           Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   Sub-Committee then makes recommendations     a particular year may be based in part on
Sub-Advisers). During contract renewal       to the Investments Committee regarding the   their deliberations and conclusions
meetings held on June 16-17, 2009, the       fees and expenses of their assigned funds.   regarding these same arrangements
Board as a whole, and the disinterested or   The Investments Committee considers each     throughout the year and in prior years.
"independent" Trustees voting separately,    Sub-Committee's recommendations and makes
approved the continuance of the Fund's       its own recommendations regarding the fees      The discussion below serves as a
investment advisory agreement and the        and expenses of the AIM Funds to the full    summary of the Senior Officer's
sub-advisory contracts for another year,     Board. The Investments Committee also        independent written evaluation with
effective July 1, 2009. In doing so, the     considers each Sub-Committee's               respect to the Fund's investment advisory
Board determined that the Fund's             recommendations in making its annual         agreement as well as a discussion of the
investment advisory agreement and the        recommendation to the Board whether to       material factors and related conclusions
sub-advisory contracts are in the best       approve the continuance of each AIM Fund's   that formed the basis for the Board's
interests of the Fund and its shareholders   investment advisory agreement and            approval of the Fund's investment advisory
and that the compensation to Invesco Aim     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the                                                 Unless otherwise stated, information set
Fund's investment advisory agreement and        The independent Trustees met separately   forth below is as of June 17, 2009, and
sub-advisory contracts is fair and           during their evaluation of the Fund's        does not reflect any changes that may have
reasonable.                                  investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/ or fee waivers.
The Board's Investments Committee has        evaluation of the Fund's investment
established three Sub-Committees that are    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      is to manage the process by which the AIM
the AIM Funds. This Sub-Committee            Funds' proposed management fees are             A. Nature, Extent and Quality of
structure permits the Trustees to focus on   negotiated during the annual contract              Services Provided by Invesco Aim
the performance of the AIM Funds that have   renewal process to ensure that they are
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      The Board reviewed the advisory services
meet throughout the year to review the       length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     Senior Officer must either supervise a       the Fund's investment advisory agreement,
the Sub-Committees review monthly and        competitive bidding process or prepare an    the performance of Invesco Aim in
quarterly comparative performance            independent written evaluation. The Senior   providing these services, and the
information and periodic asset flow data     Officer recommended that an independent      credentials and experience of the officers
for their assigned funds. These materials    written evaluation be provided and, at the   and employees of Invesco Aim who
are prepared under the direction and         direction of the Board, prepared an          provide these services. The Board's review
supervision of the independent Senior        independent written evaluation.              of the qualifications of Invesco Aim to
Officer, an officer of the AIM Funds who                                                  provide these services included the
reports directly to the independent             During the annual contract renewal        Board's consideration of Invesco Aim's
Trustees. Over the course of each year,      process, the Board considered the factors    portfolio and product review process,
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   various back office support functions
managers for their assigned funds and        and reasonableness of the Fund's             provided by Invesco Aim and its
other members of management and review       investment advisory agreement and            affiliates, and Invesco Aim's equity and
with these individuals the performance,      sub-advisory contracts. The Board            fixed income trading operations. The Board
investment objective(s), policies,           considered all of the information provided   concluded that the nature, extent and
                                             to them, including information provided at   quality of the advisory services provided
                                             their meetings throughout                    to the Fund by Invesco Aim are appropriate
                                                                                          and that Invesco Aim


24   AIM STRUCTURED GROWTH FUND                                                                                            continued

currently is providing satisfactory          ers by permitting Invesco Aim to utilize     noted that some comparative data was at
advisory services in accordance with the     the additional resources and talent of the   least one year old and that other data did
terms of the Fund's investment advisory      Affiliated Sub-Advisers in managing the      not reflect the market downturn that
agreement. In addition, based on their       Fund.                                        occurred in the fourth quarter of 2008.
ongoing meetings throughout the year with
the Fund's portfolio manager or managers,       C. Fund Performance                          The Board compared the Fund's
the Board concluded that these individuals                                                sub-advisory fee rate to the effective fee
are competent and able to continue to        The Board considered Fund performance as a   rates (the advisory fee after any advisory
carry out their responsibilities under the   relevant factor in considering whether to    fee waivers and before any expense
Fund's investment advisory agreement.        approve the investment advisory agreement    limitations/waivers) of two separately
                                             as well as the sub-advisory contracts for    managed accounts/wrap accounts advised by
   In determining whether to continue the    the Fund, as Invesco Institutional           Invesco Institutional. The Board noted
Fund's investment advisory agreement, the    currently manages assets of the Fund.        that the Fund's sub-advisory fee rate was
Board considered the prior relationship                                                   below the rates for the separately managed
between Invesco Aim and the Fund, as well       The Board noted that the Fund recently    accounts/wrap accounts advised by Invesco
as the Board's knowledge of Invesco Aim's    began operations and that only two           Institutional. The Board considered that
operations, and concluded that it is         calendar years of comparative performance    management of the separately managed
beneficial to maintain the current           data was available. The Board compared the   accounts/wrap accounts by Invesco
relationship, in part, because of such       Fund's performance during the one and two    Institutional involves different levels of
knowledge. The Board also considered the     year periods to the performance of funds     services and different operational and
steps that Invesco Aim and its affiliates    in the Lipper performance universe that      regulatory requirements than Invesco Aim's
continue to take to improve the quality      are not managed by Invesco Aim or an         and Invesco Institutional's management of
and efficiency of the services they          Affiliated Sub-Adviser and against the       the Fund. The Board concluded that these
provide to the AIM Funds in the areas of     Lipper Multi-Cap Growth Funds Index. The     differences are appropriately reflected in
investment performance, product line         Board noted that the Fund's performance      the fee structure for the Fund.
diversification, distribution, fund          was in the fourth quintile of its
operations, shareholder services and         performance universe for the one and two        The Board noted that Invesco Aim has
compliance. The Board concluded that the     year periods (the first quintile being the   contractually agreed to waive fees and/ or
quality and efficiency of the services       best performing funds and the fifth          limit expenses of the Fund through at
Invesco Aim and its affiliates provide to    quintile being the worst performing          least June 30, 2010 in an amount necessary
the AIM Funds in each of these areas         funds). The Board noted that the Fund's      to limit total annual operating expenses
support the Board's approval of the          performance was below the performance of     to a specified percentage of average daily
continuance of the Fund's investment         the Index for the one and two year           net assets for each class of the Fund. The
advisory agreement.                          periods. Although the independent written    Board considered the effect this expense
                                             evaluation of the Fund's Senior Officer      limitation would have on the Fund's
   B. Nature, Extent and Quality of          only considered Fund performance through     estimated total expenses. The Board also
      Services Provided by Affiliated        the most recent calendar year, the Board     noted that Invesco Aim has agreed to
      Sub-Advisers                           also reviewed more recent Fund performance   reduce the per account transfer agent fee
                                             and this review did not change their         for all the retail funds, including the
The Board reviewed the services provided     conclusions. The Board noted that, in        Fund, effective July 1, 2009.
by the Affiliated Sub-Advisers under the     response to the Board's focus on fund
sub-advisory contracts and the credentials   performance, Invesco Aim has taken a            The Board also considered the services
and experience of the officers and           number of actions intended to improve the    provided by the Affiliated Sub-Advisers
employees of the Affiliated Sub-Advisers     investment process for the funds.            pursuant to the sub-advisory contracts
who provide these services. The Board                                                     and the services provided by Invesco Aim
concluded that the nature, extent and           D. Advisory and Sub-Advisory Fees and     pursuant to the Fund's advisory agreement,
quality of the services provided by the            Fee Waivers                            as well as the allocation of fees between
Affiliated Sub-Advisers are appropriate.                                                  Invesco Aim and the Affiliated
The Board noted that the Affiliated          The Board compared the Fund's contractual    Sub-Advisers pursuant to the sub-advisory
Sub-Advisers, which have offices and         advisory fee rate to the contractual         contracts. The Board noted that the
personnel that are geographically            advisory fee rates of funds in the Fund's    sub-advisory fees have no direct effect on
dispersed in financial centers around the    Lipper expense group that are not managed    the Fund or its shareholders, as they are
world, can provide research and other        by Invesco Aim or an Affiliated              paid by Invesco Aim to the Affiliated
information and make recommendations on      Sub-Adviser, at a common asset level. The    Sub-Advisers, and that Invesco Aim and the
the markets and economies of various         Board noted that the Fund's contractual      Affiliated Sub-Advisers are affiliates.
countries and securities of companies        advisory fee rate was below the median
located in such countries or on various      contractual advisory fee rate of funds in       After taking account of the Fund's
types of investments and investment          its expense group. The Board also reviewed   contractual advisory fee rate, the
techniques. The Board noted that             the methodology used by Lipper in            contractual sub-advisory fee rate, the
investment decisions for the Fund are made   determining contractual fee rates, which     comparative advisory fee information
by Invesco Institutional (N.A.), Inc.        includes using audited financial data from   discussed above, the expense limitations
(Invesco Institutional). The Board           the most recent annual report of each fund   and other relevant factors, the Board
concluded that the sub-advisory contracts    in the expense group that was publicly       concluded that the Fund's advisory and
benefit the Fund and its sharehold-          available as of the end of the past          sub-advisory fees are fair and reasonable.
                                             calendar year. The Board


25   AIM STRUCTURED GROWTH FUND                                                                                            continued

   E. Economies of Scale and Breakpoints     Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
                                             sound and has the resources necessary to     payable by the Fund in an amount equal to
The Board considered the extent to which     perform its obligations under the            100% of the net advisory fees Invesco Aim
there are economies of scale in the          sub-advisory contracts, and concluded that   receives from the affiliated money market
provision of advisory services to the        each Affiliated Sub-Adviser has the          funds with respect to the Fund's
Fund. The Board also considered whether      financial resources necessary to fulfill     investment in the affiliated money market
the Fund benefits from such economies of     these obligations.                           funds of uninvested cash, but not cash
scale through contractual breakpoints in                                                  collateral. The Board concluded that the
the Fund's advisory fee schedule. The           G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
Board noted that the Fund's contractual            and its Affiliates                     cash collateral from any securities
advisory fee schedule includes seven                                                      lending arrangements in the affiliated
breakpoints, but that due to the Fund's      The Board considered various other           money market funds is in the best
asset level at the end of the past           benefits received by Invesco Aim and its     interests of the Fund and its
calendar year, the Fund has yet to benefit   affiliates resulting from Invesco Aim's      shareholders.
from the breakpoints. Based on this          relationship with the Fund, including the
information, the Board concluded that the    fees received by Invesco Aim and its
Fund's advisory fees would reflect           affiliates for their provision of
economies of scale at higher asset levels.   administrative, transfer agency and
The Board also noted that the Fund shares    distribution services to the Fund. The
directly in economies of scale through       Board considered the performance of
lower fees charged by third party service    Invesco Aim and its affiliates in
providers based on the combined size of      providing these services and the
all of the AIM Funds and affiliates.         organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affili-ates. The Board concluded that the    Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to the Fund is not           The Board considered the fact that the
excessive in light of the nature, quality    Fund's uninvested cash and cash collateral
and extent of the services provided. The     from any securities lending arrangements
Board considered whether Invesco Aim is      may be invested in money market funds
financially sound and has the resources      advised by Invesco Aim pursuant to
necessary to perform its obligations under   procedures approved by the Board. The
the Fund's investment advisory agreement,    Board noted that Invesco Aim will receive
and concluded that Invesco Aim has the       advisory fees from these affiliated money
financial resources necessary to fulfill     market funds attributable to such
these obligations. The Board also            investments, although Invesco Aim has
considered whether each                      contractually agreed to waive through at


26   AIM STRUCTURED GROWTH FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                              100%
     Corporate Dividends Received Deduction*                 100%
     U.S. Treasury Obligations*                             0.04%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


27        AIM STRUCTURED GROWTH FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing Director,
                                              Invesco Holding Company Limited; Trustee and Executive Vice
                                              President, Tax-Free Investments Trust; Director and
                                              Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee
                                              Formerly: Director, Badgley Funds, Inc.
                                              (registered investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee
                                              Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Other Officers
------------------------------------------------------------------------------------------------------------------------------------

Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R) Formerly: Director of Compliance and Assistant
Senior Officer                                General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R) Formerly: Senior Vice
                                              President, Invesco Aim Management Group, Inc.; Senior Vice
                                              President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and The AIM Family of Funds(R); Vice
                                              President and Chief Compliance Officer, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Distributors, Inc.; Vice
                                              President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND       COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Stradley Ronon Stevens &  INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and Trust
Young, LLP                Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Company
2600 One Commerce Square  1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
Philadelphia, PA 19103    New York, NY 10036-2714                                                       Boston, MA 02110-2801

[GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-    ENVIRONMENTALLY FRIENDLY. Go green by reducing the         -    EFFICIENT. Stop waiting for regular mail. Your documents
     number of trees used to produce paper.                          will be sent via email as soon as they're available.

-    ECONOMICAL. Help reduce your fund's printing and           -    EASY. Download, save and print files using your home
     delivery expenses and put more capital back in your             computer with a few clicks of your mouse.
     fund's returns.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - service mark - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   SGRO-AR-1      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]         ANNUAL REPORT TO SHAREHOLDERS         AUGUST 31, 2009
 - SERVICE MARK -          AIM STRUCTURED VALUE FUND

                                    (GRAPHIC)

2      Letters to Shareholders
4      Performance Summary
4      Management Discussion
6      Long-Term Fund Performance
8      Supplemental Information
9      Schedule of Investments
12     Financial Statements
14     Notes to Financial Statements
22     Financial Highlights
23     Auditor's Report
24     Fund Expenses
25     Approval of Investment Advisory and Sub-Advisory Agreements
28     Tax Information
T-1    Trustees and Officers

                                     Dear Shareholders:

                                     While the year covered by this report was difficult -- for long-time investors and veteran investment professionals alike -- economic conditions and market trends appeared much more
                [TAYLOR              favorable at the close of the fiscal year than at its start.
                 PHOTO]
                                        The 12 months ended August 31, 2009, included a sharp market sell-off that occurred in the second half of 2008. That downturn affected virtually all sectors, markets and investors. The decline had a number of causes, the most immediate being unprecedented turmoil in credit markets. Economic uncertainty prompted banks to hoard cash and reduce lending, and caused
             Philip Taylor           investors to shun short-term corporate debt. As a result, businesses found it difficult to fund their day-to-day operations, and the U.S. economy -- as well as economies around the globe --
                                     virtually froze briefly.

                                     INCREASED COMMUNICATION

                                     These developments prompted a greater-than-usual number of shareholders to contact me. Some of you took the time to write a letter while others of you emailed me at phil@invescoaim.com.

   Many of you sought explanations for the decline in the value of your accounts, while others asked more general questions about when the economy might improve. Your questions, comments and suggestions gave me better insight into what was on your minds, and I was pleased that so many of you took the time to share your thoughts with me.

   As a result, Invesco Aim's investment professionals and I have increased our efforts to stay in touch with and share our views with you. We increased the number of "Investment Perspectives" articles on our website, invescoaim.com. Through these articles, we've tried to provide timely market commentary, general investor education information and sector updates. I hope you'll take a moment to read them and let me know if you find them useful.

   To access your Fund's latest quarterly commentary, click on "Products and Performance" at the top of our website; next, select
"Mutual Funds"; and then click on "Quarterly Commentary."

   I also hope you've stayed in touch with your financial advisor. An experienced financial advisor who is familiar with your individual investment goals, time horizon and risk tolerance can be a source of comfort and information during uncertain times.
He or she can monitor your investments to ensure they're on track and can prevent you from making impulsive short-term decisions that may have adverse long-term consequences.

REASONS FOR OPTIMISM

The economy and equity markets reacted to a barrage of negative news during the year. Consumer spending -- which accounts for more than two-thirds(1) of the U.S. economy -- was sluggish as unemployment rose; more workers worried about their job security; home and portfolio values declined; and credit became more difficult to obtain.

   In his semiannual monetary policy report to Congress in late July, U.S. Federal Reserve Board Chairman Ben Bernanke summarized the stresses and strains the U.S. and global economies suffered in late 2008 and early 2009. Importantly, he suggested that the aggressive, coordinated actions taken by governments and central banks around the world finally may be yielding results. He testified that:

   o  The pace of overall economic decline appears to have slowed significantly.

   o  Credit availability, for consumers and businesses, has improved noticeably.

   o  Investors' extreme risk aversion has eased somewhat.

   o  The decline in housing activity appears to have moderated.

   While these and other trends offer encouragement, uncertainties remain. Chairman Bernanke testified that he anticipates a gradual recovery in 2010 with some acceleration in economic growth in 2011, together with subdued inflation over the next two years. His considered judgment appears to be shared by investors who have begun to return, cautiously, to the equities market, causing major
U.S. stock-market indexes to bounce off their March lows.

A SINGLE FOCUS

I believe Invesco Aim is uniquely positioned to serve our clients. Our parent company, Invesco Ltd., is one of the largest(2) and most diversified global asset managers. It provides clients with diversify ed investment strategies and a range of investment products managed by distinct management teams around the world. We believe we can serve you best by focusing on one thing and doing it well: managing your money.

   Our investment professionals have managed clients' money in up markets and down markets. All of us here recognize that market conditions change often; what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.

   If you have questions about this report or your account, please contact one of our client services representatives at 800 959
4246.
If you have comments for me, I encourage you to email me at phil@invescoaim.com.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ Philip Taylor

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim

(1) Reuters;

(2) Pensions & Investments


2     AIM STRUCTURED VALUE FUND

                                     Dear Fellow Shareholders:

                                     Although the economy and financial markets have shown some signs of hope, investors remain rightfully cautious. Staying with an appropriately diversified investment program focused on your individual long-term goals can be a wise course in such uncertain times. We believe the
            [CROCKETT                route to financial success is more like a marathon than a sprint.
              PHOTO]
                                        Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

          Bruce Crockett                We are near the end of a busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes on your behalf on issues put to a shareholder vote by the companies whose stock the Funds hold. This year, after careful case-by-case analysis by committee members and portfolio managers, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, Say-On-Pay initiatives, and stock option re-pricing in light of the market's decline. The committee remained committed to supporting non-binding Say-on-Pay proposals and abstaining from voting on social issues.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   The website also contains news and market information, investment education and planning information and current reports and prospectuses for all the AIM Funds and I highly recommend it to you.

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees


3    AIM STRUCTURED VALUE FUND

---------------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               determine which companies should be bought
                                                                                          or sold within the portfolio.
---------------------------------------------------------------------------------------
PERFORMANCE SUMMARY                                                                       ------------------------------------------
                                                                                          MARKET CONDITIONS AND YOUR FUND
For the fiscal year ended August 31, 2009, AIM Structured Value Fund, at net asset
value, held up better than its style-specific benchmark, the Russell 1000 Value Index.    The fiscal year ended August 31, 2009,
These results were largely due to strong stock selection within the financials sector     included the worst U.S. economic downturn
-- an area highly affected by the ongoing economic recession.                             since the Great Depression.(1) An
                                                                                          overheated housing market was the primary
   Your Fund's long-term performance appears later in this report.                        the recession. When home prices fell,
                                                                                          cause of financial instruments linked to
---------------------------------------------------------------------------------------   that market declined in value, causing
FUND VS. INDEXES                                                                          significant pressures in other areas of
                                                                                          the economy. Beginning in the first
Total returns, 8/31/08 to 8/31/09, at net asset value (NAV). Performance shown does not   quarter of 2008, gross domestic product
include applicable contingent deferred sales charges (CDSC) or front-end sales charges,   (the total output of goods and services in
which would have reduced performance.                                                     the U.S. economy) contracted in five out
                                                                                          of six subsequent quarters.(1)
Class A Shares                                                                   -15.95%  Unemployment, which stood at 4.9% in
Class B Shares                                                                   -16.60   January 2008, nearly doubled to 9.7% in
Class C Shares                                                                   -16.51   August 2009, as economic distress
Class R Shares                                                                   -16.01   reverberated throughout the economy.(2)
Class Y Shares*                                                                  -15.79
S&P 500 Index(triangle) (Broad Market Index)                                     -18.25      With this backdrop of dire economic
Russell 1000 Value Index(triangle) (Style-Specific Index)                        -20.27   news, the large cap equity market -- as
Lipper Large-Cap Value Funds Indexo (Peer Group Index)                           -16.78   measured by the S&P 500 Index --
                                                                                          experienced two extremes over the last
(triangle) Lipper Inc.                                                                    year, creating a "tale of two markets".
                                                                                          From August 31, 2008 through the market's
*  Share class incepted during the fiscal year. See page 7 for a detailed explanation     bottom on March 9, 2009, the S&P 500 Index
   of Fund performance.                                                                   fell 46.4%.3 From March 9th through August
                                                                                          31, 2009, however, the S&P 500 Index
------------------------------------------                                                rebounded sharply, gaining 52.6%.(3)
HOW WE INVEST                                factors: company earnings momentum, price
                                             trend, management action and relative           Until the market low, market
We manage your Fund to provide exposure to   valuation. The scores from these four        participants largely shunned investment
large cap value equity stocks. The           factors are combined to arrive at an         risk. Company fundamentals were subject to
portfolio strives to outperform the          overall alpha score (excess return           intense scrutiny; where perceived
Russell 1000 Value Index while minimizing    forecast) for each stock. Each alpha score   instability in a company caused its
the amount of additional risk relative to    is relative to the other securities within   security price to decline. Leverage was
the benchmark. The Fund can be used as a     the same industry. Stocks also are           shunned; cash and income were embraced.
long-term allocation to large cap stocks     evaluated on a multitude of other factors    After March, however, investors gradually
that complements other style-specific        to develop a stock-specific risk forecast    became risk consumers again and market
strategies within a diversified asset        and transaction cost forecast.               leadership changed abruptly.
allocation strategy.
                                                We then incorporate the alpha forecast,      As large cap stocks began to recover,
   Our investment process integrates the     risk forecast and transaction cost           they were led by low-quality stocks, many
following key steps:                         forecast using an optimizer (a software      of which were the hardest-hit during the
                                             tool) to build a portfolio that we believe   collapse. Our review of data for the March
o  Universe development                      is an optimal balance of the stocks'         through August 2009 time period
                                             potential return and risk. This portfolio
o  Stock rankings                            is constructed according to certain
                                             constraints to increase the probability
o  Risk assessment                           that the Fund's relative performance and
                                             volatility remain within the Fund
o  Portfolio construction                    strategy's guidelines. We continually
                                             monitor the portfolio and the overall
o  Trading                                   investment process is repeated on a
                                             monthly basis to
   While the companies included within the
Russell 1000 Value Index are used as a
general guide for developing the Fund's
investable universe, non-benchmark stocks
also may be considered. Each stock in the
universe is evaluated on four

------------------------------------------   ------------------------------------------   ------------------------------------------
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Integrated Oil & Gas               16.2%  1.  Exxon Mobil Corp.                 6.7%
                                             2. Property & Casualty Insurance       9.2   2.  General Electric Co.              4.8
Financials                            23.3%  3. Integrated Telecommunication              3.  AT&T Inc.                         4.6
Energy                                17.3      Services                            7.6   4.  Chevron Corp.                     4.2
Consumer Discretionary                15.7   4. Pharmaceuticals                     6.4   5.  Verizon Communications Inc.       2.8
Health Care                           12.4   5. Industrial Conglomerates            4.9   6.  ConocoPhillips                    2.7
Telecommunication Services             9.1                                                7.  Occidental Petroleum Corp.        2.6
Industrials                            7.4   ------------------------------------------   8.  Travelers Cos., Inc. (The)        2.5
Information Technology                 5.4   Total Net Assets             $74.2 million   9.  Goldman Sachs Group, Inc. (The)   2.5
Materials                              3.0   Total Number of Holdings*              111   10. Pfizer Inc.                       2.2
Consumer Staples                       2.8
Utilities                              2.3   The Fund's holdings are subject to change, and there is no assurance that the Fund will
U.S. Treasury Bills, Money Market            continue to hold any particular security.
   Funds Plus Other Assets Less
   Liabilities                         1.3   *  Excluding money market fund holdings.


4    AIM STRUCTURED VALUE FUND

showed that those stocks that outperformed   rebound in early March, the materials        JEREMY LEFKOWITZ
their industry peers tended to be smaller,   sector outperformed the benchmark.
lower-priced, and more illiquid.                                                          Portfolio manager, is lead manager of AIM
Perversely, stocks that outperformed their      In relative terms of risk management, we  Structured Value Fund. He began his
industry peers also tended to exhibit        seek to minimize any style biases in the     investment career in 1968 and has been
fundamental weakness. For example,           portfolio. Active managers typically add     associated with Invesco Institutional
companies that outperformed tended to be     value in one of or a combination of four     and/or its affiliates since 1982. Mr.
those that were expected to lose money       areas: beta bias (relative volatility),      Lefkowitz earned a B.S. in industrial
over the coming fiscal year, had negative    style bias, sector/industry over/under       engineering and an M.B.A. in finance from
cash flow coming into this period, had       weight and stock selection. We attempt to    Columbia University.
their earnings forecasts slashed by 50% or   add value through our stock selection
more by analysts, were highly levered, and   decisions. Consequently, our risk            DANIEL KOSTYK
saw their prices decline dramatically over   management process seeks to neutralize the
the prior six months. These are not          Fund's exposure relative to the benchmark    Chartered Financial Analyst, portfolio
characteristics of stocks that we seek to    with regard to beta, style and               manager, is manager of AIM Structured
include in your Fund, because our research   sector/industry exposures.                   Value Fund. He has been associated with
found that such stocks tend to lead to          We thank you for your continued           Invesco Institutional and/or its
long-term investing failure.                 investment in AIM Structured Value Fund.     affiliates since 1995. Mr. Kostyk earned a
                                                                                          B.S. in mechanical engineering from
   Regarding the results of AIM Structured   (1) Bureau of Economic Analysis              Northwestern University in Chicago and an
Value Fund, it is important to understand                                                 M.B.A. in finance from the University of
our investment process to better evaluate    (2) Bureau of Labor Statistics               Chicago.
the drivers of our relative performance
versus the style-specific benchmark. We      (3) Lipper Inc.                              ANTHONY MUNCHAK
generally evaluate performance based on
the impact of our stock selection and risk   The views and opinions expressed in          Chartered Financial Analyst, portfolio
management processes.                        management's discussion of Fund              manager, is manager of AIM Structured
                                             performance are those of Invesco Aim         Value Fund. He has been associated with
   Our stock selection model, based on the   Advisors, Inc. These views and opinions      Invesco Institutional and/or its
four factors (company earnings momentum,     are subject to change at any time based on   affiliates since 2000. Mr. Munchak earned
price trend, management action and           factors such as market and economic          a B.S. and an M.S. from Boston College. He
relative value) that make up our alpha       conditions. These views and opinions may     also earned an M.B.A. from Bentley
(excess return) forecast for stocks in our   not be relied upon as investment advice or   College.
investment universe, was a detractor from    recommendations, or as an offer for a
Fund performance. In selecting holdings      particular security. The information is      GLEN MURPHY
for the Fund, we also take into account      not a complete analysis of every aspect of
our risk and transaction cost forecasts.     any market, country, industry, security or   Chartered Financial Analyst, portfolio
We use our optimization software to assist   the Fund. Statements of fact are from        manager, is manager of AIM Structured
in making investment decisions, based on     sources considered reliable, but Invesco     Value Fund. He has been associated with
risk and transaction cost forecasts as       Aim Advisors, Inc. makes no representation   Invesco Institutional and/or its
well as our alpha forecast. Consequently,    or warranty as to their completeness or      affiliates since 1995. Mr. Murphy earned a
while our stock selection model may          accuracy. Although historical performance    B.B.A. from the University of
identify a stock with an attractive alpha    is no guarantee of future results, these     Massachusetts and an M.S. in finance from
forecast, the optimizer may indicate that    insights may help you understand our         Boston College.
its transaction costs are too high and/or    investment management philosophy.
its risk level is unacceptable. Placing                                                   FRANCIS ORLANDO
more of an emphasis on transaction costs     See important Fund and index disclosures
and potential risk in making stock           later in this report.                        Chartered Financial Analyst, portfolio
selections can benefit or detract from                                                    manager, is manager of AIM Structured
Fund performance. For the fiscal year, it                                                 Value Fund. He has been associated with
contributed to our results.                                                               Invesco Institutional and/or its
                                                                                          affiliates since 1987. Mr. Orlando earned
   Our stock selection within the                                                         a B.B.A. from Merrimack College and an
portfolio was strong for the fiscal year,                                                 M.B.A. from Boston College.
particularly in the financials sector. A
timely overweight in insurance company XL                                                 Assisted by the Global Quantitative Equity
CAPITAL LIMITED was one of the biggest                                                    Research Team
contributors to Fund performance. Stock
selection and an overweight position in
the consumer discretionary sector
benefited Fund performance. Conversely,
stock selection and an underweight
position in the materials sector detracted
from Fund performance. As the market began
to


5    AIM STRUCTURED VALUE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT -- OLDEST SHARE CLASSES WITH SALES CHARGES SINCE INCEPTION

Fund and index data from 3/31/06

                              (PERFORMANCE GRAPH)

                      AIM            AIM             AIM             AIM                                        LIPPER
FUND DATA FROM    STRUCTURED      STRUCTURED      STRUCTURED      STRUCTURED                                    LARGE-
   03/31/06,         VALUE          VALUE            VALUE          VALUE                                        CAP
  INDEX DATA         FUND-          FUND-           FUND-           FUND-          RUSSELL          S&P          VALUE
     FROM           CLASS A        CLASS B         CLASS C         CLASS R        1000 VALUE        500          FUNDS
   03/31/06         SHARES          SHARES          SHARES          SHARES         INDEX(1)       INDEX(1)     INDEX(1)
--------------    ----------      ----------      ----------      ----------      ----------      --------     --------
  3/31/2006          9450            10000           10000           10000           10000        10000         10000
      04/06          9639            10190           10190           10200           10254        10134         10249
      05/06          9318             9850            9850            9860            9995         9843          9998
      06/06          9441             9970            9970            9981           10059         9856         10005
      07/06          9724            10260           10260           10281           10304         9917         10158
      08/06          9866            10399           10399           10421           10476        10152         10346
      09/06         10027            10569           10569           10601           10685        10414         10586
      10/06         10377            10929           10929           10971           11035        10753         10902
      11/06         10614            11180           11180           11221           11286        10957         11090
      12/06         10748            11307           11307           11347           11540        11111         11329
      01/07         11015            11588           11577           11628           11687        11279         11475
      02/07         10740            11287           11287           11338           11505        11059         11270
      03/07         10987            11538           11537           11598           11683        11182         11414
      04/07         11385            11949           11948           12010           12115        11677         11903
      05/07         11746            12319           12318           12392           12552        12084         12341
      06/07         11338            11889           11879           11961           12258        11884         12153
      07/07         10711            11219           11218           11298           11692        11516         11665
      08/07         10834            11349           11338           11429           11823        11688         11803
      09/07         11204            11729           11718           11811           12229        12125         12177
      10/07         11338            11859           11848           11952           12230        12318         12273
      11/07         10691            11169           11157           11258           11632        11802         11745
      12/07         10667            11143           11132           11243           11520        11721         11608
      01/08         10139            10581           10570           10675           11058        11018         11020
      02/08          9825            10254           10243           10355           10595        10660         10649
      03/08          9699            10110           10110           10211           10515        10614         10501
      04/08         10149            10580           10570           10685           11028        11131         11021
      05/08         10178            10600           10590           10706           11010        11275         11114
      06/08          9326             9711            9700            9809            9957        10325         10143
      07/08          9267             9639            9629            9747            9921        10239         10005
      08/08          9346             9710            9700            9819           10089        10387         10119
      09/08          8749             9087            9076            9190            9348         9462          9267
      10/08          7311             7584            7584            7683            7730         7873          7713
      11/08          6920             7185            7175            7271            7175         7308          7151
      12/08          7133             7401            7402            7498            7275         7385          7313
      01/09          6220             6445            6456            6538            6438         6763          6663
      02/09          5588             5790            5790            5874            5578         6046          5941
      03/09          6120             6331            6331            6433            6055         6574          6454
      04/09          6753             6986            6976            7086            6704         7203          7061
      05/09          7013             7246            7246            7371            7119         7605          7523
      06/09          6933             7153            7152            7276            7066         7621          7508
      07/09          7525             7766            7755            7888            7645         8196          8083
      08/09          7856             7865            8099            8244            8044         8492          8422

(1) Lipper Inc.

Past performance cannot guarantee            investment in the Fund at the close of the   Performance shown in the chart and
comparable future results.                   reporting period and paid the applicable     table(s) does not reflect deduction of
                                             contingent deferred sales charges. Index     taxes a shareholder would pay on Fund
  The data shown in the chart include        results include reinvested dividends, but    distributions or sale of Fund shares.
reinvested distributions, applicable sales   they do not reflect sales charges.
charges and Fund expenses including          Performance of the peer group reflects
management fees. Results for Class B         fund expenses and management fees;
shares are calculated as if a hypothetical   performance of a market index does not.
shareholder had liquidated his entire


6    AIM STRUCTURED VALUE FUND

------------------------------------------   ------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 SHARES DO NOT HAVE A FRONT-END SALES
                                                                                          CHARGE; RETURNS SHOWN ARE AT NET ASSET
As of 8/31/09, including maximum applicable  As of 6/30/09, the most recent calendar      VALUE AND DO NOT REFLECT A 0.75% CDSC THAT
sales charges                                quarter-end, including maximum applicable    MAY BE IMPOSED ON A TOTAL REDEMPTION OF
                                             sales charges                                RETIREMENT PLAN ASSETS WITHIN THE FIRST
CLASS A SHARES                                                                            YEAR. CLASS Y SHARES DO NOT HAVE A
Inception (3/31/06)                  -6.82%  CLASS A SHARES                               FRONT-END SALES CHARGE OR A CDSC;
 1 Year                             -20.61   Inception (3/31/06)                 -10.66%  THEREFORE, PERFORMANCE IS AT NET ASSET
                                              1 Year                             -29.73   VALUE.
CLASS B SHARES
Inception (3/31/06)                  -6.78%  CLASS B SHARES                                  THE PERFORMANCE OF THE FUND'S SHARE
 1 Year                             -20.70   Inception (3/31/06)                 -10.61%  CLASSES WILL DIFFER PRIMARILY DUE TO
                                              1 Year                             -29.96   DIFFERENT SALES CHARGE STRUCTURES AND
CLASS C SHARES                                                                            CLASS EXPENSES.
Inception (3/31/06)                  -5.98%  CLASS C SHARES
 1 Year                             -17.33   Inception (3/31/06)                  -9.80%     HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                              1 Year                             -26.99   REIMBURSED EXPENSES, PERFORMANCE WOULD
CLASS R SHARES                                                                            HAVE BEEN LOWER.
Inception (3/31/06)                  -5.49%  CLASS R SHARES
 1 Year                             -16.01   Inception (3/31/06)                  -9.33%  (1)  Total annual operating expenses less
                                              1 Year                             -25.82        any contractual fee waivers and/or
CLASS Y SHARES                                                                                 expense reimbursements by the advisor
Inception                            -5.21%  CLASS Y SHARES                                    in effect through at least June 30,
 1 Year                             -15.79   Inception                            -9.08%       2010. See current prospectus for more
                                              1 Year                             -25.62        information.
CLASS Y SHARES' INCEPTION DATE IS OCTOBER       THE NET ANNUAL FUND OPERATING EXPENSE
3, 2008; RETURNS SINCE THAT DATE ARE         RATIO SET FORTH IN THE MOST RECENT FUND
ACTUAL RETURNS. ALL OTHER RETURNS ARE        PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.01%, 1.76%, 1.76%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.26%, AND 0.76%, RESPECTIVELY.(1) THE TOTAL
INCEPTION DATE OF CLASS Y SHARES) AT NET     ANNUAL FUND OPERATING EXPENSE RATIO SET
ASSET VALUE. THE RESTATED CLASS A SHARE      FORTH IN THE MOST RECENT FUND PROSPECTUS
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     AS OF THE DATE OF THIS REPORT FOR CLASS A,
APPLICABLE TO CLASS A SHARES AS WELL AS      CLASS B, CLASS C, CLASS R AND CLASS Y
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    SHARES WAS 1.42%, 2.17%, 2.17%, 1.67% AND
RECEIVED BY CLASS A SHARES. CLASS A          1.17% RESPECTIVELY. THE EXPENSE RATIOS
SHARES' INCEPTION DATE IS MARCH 31, 2006.    PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                             RATIOS PRESENTED IN OTHER SECTIONS OF THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT THAT ARE BASED ON EXPENSES INCURRED
PAST PERFORMANCE AND CANNOT GUARANTEE        DURING THE PERIOD COVERED BY THIS REPORT.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      CLASS A SHARE PERFORMANCE REFLECTS THE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   AND CLASS C SHARE PERFORMANCE REFLECTS THE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    APPLICABLE CONTINGENT DEFERRED SALES
IN NET ASSET VALUE AND THE EFFECT OF THE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS B SHARES DECLINES FROM 5%
STATED. INVESTMENT RETURN AND PRINCIPAL      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THE BEGINNING OF THE SEVENTH YEAR. THE
A GAIN OR LOSS WHEN YOU SELL SHARES.         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             YEAR AFTER PURCHASE. CLASS R


7    AIM STRUCTURED VALUE FUND

------------------------------------------------------------------------------------------------------------------------------------
AIM STRUCTURED VALUE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o  Unless otherwise stated, information presented in this report is as of August 31, 2009, and is based on total net assets.

o  Unless otherwise noted, all data provided by Invesco Aim.

ABOUT SHARE CLASSES

o  Effective September 30, 2003, for            investment has a greater effect on           Large-Cap Value Funds category. These
   qualified plans only, those previously       the Fund's overall performance, and          funds typically have a below-
   established are eligible to purchase         any change in the value of those             average price-to-earnings ratio,
   Class B shares of any AIM fund. Please       securities could significantly affect        price-to-book ratio, and three-year
   see the prospectus for more                  the value of your investment in the          sales-per-share growth value,
   information.                                 Fund.                                        compared to the S&P 500 Index.

o  Class R shares are available only to      o  Credit risk is the risk of loss on an     o  The Fund is not managed to track the
   certain retirement plans. Please see         investment due to the deterioration of       performance of any particular index,
   the prospectus for more information.         an issuer's financial health. Such a         including the indexes defined here, and
                                                deterioration of financial health may        consequently, the performance of the
o  Class Y shares are available to only         result in a reduction of the credit          Fund may deviate significantly from the
   certain investors. Please see the            rating of the issuer's securities and        performance of the indexes.
   prospectus for more information.             may lead to the issuer's inability to
                                                honor its contractual obligations,        o  A direct investment cannot be made in
PRINCIPAL RISKS OF INVESTING                    including making timely payment of           an index. Unless otherwise indicated,
IN THE FUND                                     interest and principal.                      index results include reinvested
                                                                                             dividends, and they do not reflect
                                             o  There is no guarantee that the               sales charges. Performance of an index
o  The Fund may use enhanced investment         investment techniques and risk analysis      of funds reflects fund expenses;
   techniques such as derivatives. The          used by the Fund's portfolio managers        performance of a market index does not.
   principal risk of derivatives is that        will produce the desired results.
   the fluctuations in their values may                                                   ------------------------------------------
   not correlate perfectly with the          o  The prices of securities held by the      OTHER INFORMATION
   overall securities markets. Derivatives      Fund may decline in response to market
   are subject to counterparty risk -- the      risks.                                    o  The Chartered Financial Analysts(R)
   risk that the other party will not                                                        (CFA(R)) designation is globally
   complete the transaction with the Fund.   o  The Fund invests in "value" stocks,          recognized and attests to a
                                                which can continue to be inexpensive         charterholder's success in a rigorous
o  Prices of equity securities change in        for long periods of time and may never       and comprehensive study program in the
   response to many factors, including the      realize their full value.                    field of investment management and
   historical and prospective earnings of                                                    research analysis.
   the issuer, the value of its assets,      ------------------------------------------
   general economic conditions, interest     ABOUT INDEXES USED IN THIS REPORT            o  The returns shown in management's
   rates, investor perceptions and market                                                    discussion of Fund performance are
   liquidity.                                o  The S&P 500(R) INDEX is a market             based on net asset values calculated
                                                capitalization-weighted index covering       for shareholder transactions. Generally
o  Foreign securities have additional           all major areas of the U.S. economy. It      accepted accounting principles require
   risks, including exchange rate changes,      is not the 500 largest companies, but        adjustments to be made to the net
   political and economic upheaval,             rather the most widely held 500              assets of the Fund at period end for
   relative lack of information,                companies chosen with respect to market      financial reporting purposes, and as
   relatively low market liquidity, and         size, liquidity and their industry.          such, the net asset values for
   the potential lack of strict financial                                                    shareholder transactions and the
   and accounting controls and standards.    o  The RUSSELL 1000(R) VALUE INDEX              returns based on those net asset values
                                                measures the performance of those            may differ from the net asset values
o  Interest rate risk refers to the risk        Russell 1000 companies with lower            and returns reported in the Financial
   that bond prices generally fall as           price-to-book ratios and lower               Highlights.
   interest rates rise and vice versa.          forecasted growth values. The Russell
                                                1000 Value Index is a trademark/          o  Industry classifications used in this
o  Leveraging entails risks such as             service mark of the Frank Russell            report are generally according to the
   magnifying changes in the value of the       Company. Russell(R) is a trademark of        Global Industry Classification
   portfolio's securities.                      the Frank Russell Company.                   Standard, which was developed by and is
                                                                                             the exclusive property and a service
o  Since a large percentage of the Fund's    o  The LIPPER LARGE-CAP VALUE FUNDS INDEX       mark of MSCI Inc. and Standard &
   assets may be invested in securities of      is an equally weighted representation        Poor's.
   a limited number of companies, each          of the largest funds in the Lipper

                                                                                          ------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                       ASAVX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                       ASBVX
                                                                                          Class C Shares                       SBCVX
---------------------------------------------------------------------------------------   Class R Shares                       ASRVX
NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE                             Class Y Shares                       ASAYX


8    AIM STRUCTURED VALUE FUND

SCHEDULE OF INVESTMENTS(a)

August 31, 2009




                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.67%

AEROSPACE & DEFENSE-1.46%

United Technologies Corp.                               18,200    $ 1,080,352
=============================================================================


AGRICULTURAL PRODUCTS-0.79%

Archer-Daniels-Midland Co.                              20,300        585,249
=============================================================================


APPAREL RETAIL-2.68%

Foot Locker, Inc.                                       90,800        967,928
-----------------------------------------------------------------------------
Gap, Inc. (The)                                         52,000      1,021,800
=============================================================================
                                                                    1,989,728
=============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.03%

Jones Apparel Group, Inc.                               49,000        763,910
=============================================================================


APPLICATION SOFTWARE-0.11%

TIBCO Software Inc.(b)                                   9,200         81,604
=============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.71%

Bank of New York Mellon Corp.                           17,800        527,058
=============================================================================


AUTOMOBILE MANUFACTURERS-0.17%

Ford Motor Co.(b)                                       16,200        123,120
=============================================================================


AUTOMOTIVE RETAIL-0.13%

AutoNation, Inc.(b)                                      5,100         96,798
=============================================================================


BIOTECHNOLOGY-2.49%

Amgen Inc.(b)                                           22,200      1,326,228
-----------------------------------------------------------------------------
Biogen Idec Inc.(b)                                      5,700        286,197
-----------------------------------------------------------------------------
Facet Biotech Corp.(b)                                  11,000        110,440
-----------------------------------------------------------------------------
PDL BioPharma Inc.                                      14,300        129,415
=============================================================================
                                                                    1,852,280
=============================================================================


BROADCASTING-0.42%

CBS Corp.-Class B                                       12,200        126,270
-----------------------------------------------------------------------------
CTC Media, Inc.(b)                                      13,900        184,870
=============================================================================
                                                                      311,140
=============================================================================


CABLE & SATELLITE-0.04%

DISH Network Corp.-Class A(b)                            2,000         32,620
=============================================================================


COAL & CONSUMABLE FUELS-0.05%

Peabody Energy Corp.                                     1,100         35,948
=============================================================================


COMMERCIAL PRINTING-0.23%

Deluxe Corp.                                            10,200        170,442
=============================================================================


COMMUNICATIONS EQUIPMENT-0.61%

3Com Corp.(b)                                           81,000        352,350
-----------------------------------------------------------------------------
Harris Stratex Networks, Inc.-Class A(b)                16,300         98,778
=============================================================================
                                                                      451,128
=============================================================================


COMPUTER & ELECTRONICS RETAIL-2.29%

RadioShack Corp.                                        90,500      1,369,265
-----------------------------------------------------------------------------
Rent-A-Center, Inc.(b)                                  16,600        327,518
=============================================================================
                                                                    1,696,783
=============================================================================


COMPUTER HARDWARE-0.38%

International Business Machines Corp.                    2,400        283,320
=============================================================================


COMPUTER STORAGE & PERIPHERALS-2.21%

EMC Corp.(b)                                            19,900        316,410
-----------------------------------------------------------------------------
QLogic Corp.(b)                                         32,500        513,825
-----------------------------------------------------------------------------
Western Digital Corp.(b)                                23,600        809,008
=============================================================================
                                                                    1,639,243
=============================================================================


CONSTRUCTION & ENGINEERING-0.15%

Dycom Industries, Inc.(b)                               10,000        112,200
=============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.69%

Navistar International Corp.(b)                          6,400        276,736
-----------------------------------------------------------------------------
Oshkosh Corp.                                            7,100        238,560
=============================================================================
                                                                      515,296
=============================================================================


CONSUMER FINANCE-1.51%

American Express Co.                                    33,200      1,122,824
=============================================================================


DEPARTMENT STORES-0.93%

Sears Holdings Corp.(b)                                 10,900        691,605
=============================================================================


DIVERSIFIED BANKS-0.67%

Wells Fargo & Co.                                       18,200        500,864
=============================================================================


DIVERSIFIED CHEMICALS-0.52%

Ashland Inc.                                            10,600        388,808
=============================================================================


DIVERSIFIED METALS & MINING-0.83%

Freeport-McMoRan Copper & Gold Inc.                      5,700        358,986
-----------------------------------------------------------------------------
Southern Copper Corp. (Peru)                             9,200        259,992
=============================================================================
                                                                      618,978
=============================================================================


EDUCATION SERVICES-0.82%

Apollo Group, Inc.-Class A(b)                            7,800        505,596
-----------------------------------------------------------------------------
Career Education Corp.(b)                                4,300        102,125
=============================================================================
                                                                      607,721
=============================================================================


ELECTRIC UTILITIES-0.64%

Exelon Corp.                                             9,500        475,190
=============================================================================


GENERAL MERCHANDISE STORES-0.24%

Family Dollar Stores, Inc.                               5,900        178,652
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM STRUCTURED VALUE FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-0.71%

Boston Scientific Corp.(b)                              40,900    $   480,575
-----------------------------------------------------------------------------
Kinetic Concepts, Inc.(b)                                1,400         44,730
=============================================================================
                                                                      525,305
=============================================================================


HEALTH CARE FACILITIES-0.05%

Healthsouth Corp.(b)                                     2,500         39,025
=============================================================================


HEALTH CARE SERVICES-0.36%

Omnicare, Inc.                                          11,600        265,524
=============================================================================


HOME IMPROVEMENT RETAIL-1.08%

Home Depot, Inc. (The)                                  29,300        799,597
=============================================================================


HOMEBUILDING-3.75%

D.R. Horton, Inc.                                      112,100      1,503,261
-----------------------------------------------------------------------------
KB Home                                                 28,600        520,806
-----------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                    4,900        183,554
-----------------------------------------------------------------------------
NVR, Inc.(b)                                               360        243,090
-----------------------------------------------------------------------------
Ryland Group, Inc. (The)                                14,600        334,632
=============================================================================
                                                                    2,785,343
=============================================================================


HOUSEHOLD PRODUCTS-1.68%

Procter & Gamble Co. (The)                              23,000      1,244,530
=============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.66%

Mirant Corp.(b)                                         73,300      1,235,105
=============================================================================


INDUSTRIAL CONGLOMERATES-4.92%

3M Co.                                                   1,000         72,100
-----------------------------------------------------------------------------
General Electric Co.                                   257,400      3,577,860
=============================================================================
                                                                    3,649,960
=============================================================================


INTEGRATED OIL & GAS-16.24%

Chevron Corp.                                           44,500      3,112,330
-----------------------------------------------------------------------------
ConocoPhillips                                          44,700      2,012,841
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                       71,900      4,971,885
-----------------------------------------------------------------------------
Murphy Oil Corp.                                           600         34,200
-----------------------------------------------------------------------------
Occidental Petroleum Corp.                              26,300      1,922,530
=============================================================================
                                                                   12,053,786
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-7.60%

AT&T Inc.                                              132,100      3,441,205
-----------------------------------------------------------------------------
Qwest Communications International Inc.                 42,100        151,139
-----------------------------------------------------------------------------
Verizon Communications Inc.                             66,100      2,051,744
=============================================================================
                                                                    5,644,088
=============================================================================


INTERNET SOFTWARE & SERVICES-0.27%

eBay Inc.(b)                                             9,000        199,260
=============================================================================


INVESTMENT BANKING & BROKERAGE-2.45%

Goldman Sachs Group, Inc. (The)                         11,000      1,820,060
=============================================================================


IT CONSULTING & OTHER SERVICES-0.13%

Acxiom Corp.(b)                                         10,600         96,672
=============================================================================


LIFE & HEALTH INSURANCE-2.87%

Aflac, Inc.                                             21,600        877,392
-----------------------------------------------------------------------------
Prudential Financial, Inc.                              15,200        768,816
-----------------------------------------------------------------------------
Unum Group                                              21,400        482,142
=============================================================================
                                                                    2,128,350
=============================================================================


MANAGED HEALTH CARE-2.30%

UnitedHealth Group Inc.                                 57,300      1,604,400
-----------------------------------------------------------------------------
WellPoint Inc.(b)                                        2,000        105,700
=============================================================================
                                                                    1,710,100
=============================================================================


MOVIES & ENTERTAINMENT-0.19%

Time Warner Inc.                                         5,000        139,550
=============================================================================


MULTI-LINE INSURANCE-0.17%

Loews Corp.                                              3,700        126,355
=============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.07%

Oil States International, Inc.(b)                        1,800         53,046
=============================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.70%

Apache Corp.                                             6,100        518,195
=============================================================================


OIL & GAS REFINING & MARKETING-0.20%

Tesoro Corp.                                            10,500        147,840
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-3.61%

Bank of America Corp.                                   56,700        997,353
-----------------------------------------------------------------------------
Citigroup Inc.                                          96,100        480,500
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                                    27,700      1,203,842
=============================================================================
                                                                    2,681,695
=============================================================================


PAPER PACKAGING-0.63%

Temple-Inland Inc.                                      27,500        465,025
=============================================================================


PAPER PRODUCTS-0.41%

International Paper Co.                                 13,300        305,235
=============================================================================


PHARMACEUTICALS-6.44%

Eli Lilly and Co.                                       10,900        364,714
-----------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                            12,900        377,583
-----------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                           12,800        132,864
-----------------------------------------------------------------------------
Merck & Co., Inc.                                       25,000        810,750
-----------------------------------------------------------------------------
Pfizer Inc.                                             97,900      1,634,930
-----------------------------------------------------------------------------
Schering-Plough Corp.                                    3,700        104,266
-----------------------------------------------------------------------------
Sepracor Inc.(b)                                        15,700        284,955
-----------------------------------------------------------------------------
Valeant Pharmaceuticals International(b)                13,600        352,104
-----------------------------------------------------------------------------
Wyeth                                                   15,000        717,750
=============================================================================
                                                                    4,779,916
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM STRUCTURED VALUE FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-9.17%

Allstate Corp. (The)                                    33,700    $   990,443
-----------------------------------------------------------------------------
Axis Capital Holdings Ltd.                               6,000        182,880
-----------------------------------------------------------------------------
Chubb Corp. (The)                                       30,900      1,526,151
-----------------------------------------------------------------------------
Progressive Corp. (The)(b)                              42,500        702,100
-----------------------------------------------------------------------------
Travelers Cos., Inc. (The)                              37,300      1,880,666
-----------------------------------------------------------------------------
XL Capital Ltd.-Class A                                 87,800      1,523,330
=============================================================================
                                                                    6,805,570
=============================================================================


PUBLISHING-1.87%

Gannett Co., Inc.                                      124,700      1,077,408
-----------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                             9,300        312,573
=============================================================================
                                                                    1,389,981
=============================================================================


REINSURANCE-0.66%

Arch Capital Group Ltd. (Bermuda)(b)                     1,900        123,443
-----------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                                   500         36,955
-----------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                              6,100        332,145
=============================================================================
                                                                      492,543
=============================================================================


RESTAURANTS-0.04%

Brinker International, Inc.                              2,000         29,120
=============================================================================


SEMICONDUCTORS-0.54%

RF Micro Devices, Inc.(b)                               25,500        119,850
-----------------------------------------------------------------------------
Texas Instruments Inc.                                  11,400        280,326
=============================================================================
                                                                      400,176
=============================================================================


SOFT DRINKS-0.36%

Dr. Pepper Snapple Group, Inc.(b)                       10,200        269,688
=============================================================================


SPECIALIZED REIT'S-1.51%

Public Storage                                          15,900      1,121,745
=============================================================================


SPECIALTY STORES-0.05%

Barnes & Noble, Inc.                                     1,900         39,311
=============================================================================


STEEL-0.56%

Reliance Steel & Aluminum Co.                            3,600        132,984
-----------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.-Class A                 3,800        205,238
-----------------------------------------------------------------------------
Worthington Industries, Inc.                             5,900         77,703
=============================================================================
                                                                      415,925
=============================================================================


SYSTEMS SOFTWARE-1.11%

Symantec Corp.(b)                                       54,300        821,016
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.51%

Sprint Nextel Corp.(b)                                 306,800      1,122,888
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $72,287,806)                                          73,254,386
=============================================================================


                                                     PRINCIPAL
                                                       AMOUNT
U.S. TREASURY BILLS-0.35%

  0.18%, 09/17/09 (Cost $259,979)(c)(d)               $260,000        259,979
=============================================================================


                                                       SHARES

MONEY MARKET FUNDS-0.82%

Liquid Assets Portfolio-Institutional Class(e)         305,343        305,343
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)               305,343        305,343
=============================================================================
     Total Money Market Funds (Cost $610,686)                         610,686
=============================================================================
TOTAL INVESTMENTS-99.84% (Cost $73,158,471)                        74,125,051
=============================================================================
OTHER ASSETS LESS LIABILITIES-0.16%                                   121,703
=============================================================================
NET ASSETS-100.00%                                                $74,246,754
_____________________________________________________________________________
=============================================================================




Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM STRUCTURED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009




ASSETS:

Investments, at value (Cost $72,547,785)                            $ 73,514,365
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          610,686
================================================================================
     Total investments, at value (Cost $73,158,471)                   74,125,051
================================================================================
Receivables for:
  Fund shares sold                                                        17,347
--------------------------------------------------------------------------------
  Dividends                                                              163,190
--------------------------------------------------------------------------------
  Fund expenses absorbed                                                   5,209
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          4,912
--------------------------------------------------------------------------------
Other assets                                                              21,701
================================================================================
     Total assets                                                     74,337,410
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  23,425
--------------------------------------------------------------------------------
  Variation margin                                                         5,962
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                               2,754
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        48,776
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         9,739
================================================================================
     Total liabilities                                                    90,656
================================================================================
Net assets applicable to shares outstanding                         $ 74,246,754
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $121,593,427
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,443,118
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (49,828,601)
--------------------------------------------------------------------------------
Unrealized appreciation                                                1,038,810
================================================================================
                                                                    $ 74,246,754
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $  1,664,941
________________________________________________________________________________
================================================================================
Class B                                                             $    415,156
________________________________________________________________________________
================================================================================
Class C                                                             $    258,048
________________________________________________________________________________
================================================================================
Class R                                                             $     34,985
________________________________________________________________________________
================================================================================
Class Y                                                             $    103,636
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 71,769,988
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                  212,635
________________________________________________________________________________
================================================================================
Class B                                                                   53,270
________________________________________________________________________________
================================================================================
Class C                                                                   33,131
________________________________________________________________________________
================================================================================
Class R                                                                    4,476
________________________________________________________________________________
================================================================================
Class Y                                                                   13,214
________________________________________________________________________________
================================================================================
Institutional Class                                                    9,148,449
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.83
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.83 divided by 94.50%)                   $       8.29
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.79
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.79
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.82
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.84
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.85
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM STRUCTURED VALUE FUND

STATEMENT OF OPERATIONS

For the year ended August 31, 2009




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $38)                                 $  2,518,908
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $69,271)                                                                             84,017
------------------------------------------------------------------------------------------------
Interest                                                                                     747
================================================================================================
     Total investment income                                                           2,603,672
================================================================================================


EXPENSES:

Advisory fees                                                                            526,826
------------------------------------------------------------------------------------------------
Administrative services fees                                                              50,000
------------------------------------------------------------------------------------------------
Custodian fees                                                                            14,531
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  5,466
------------------------------------------------------------------------------------------------
  Class B                                                                                  5,713
------------------------------------------------------------------------------------------------
  Class C                                                                                  2,002
------------------------------------------------------------------------------------------------
  Class R                                                                                    128
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                   15,742
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       5,647
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 21,034
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              69,474
------------------------------------------------------------------------------------------------
Professional services fees                                                                45,967
------------------------------------------------------------------------------------------------
Other                                                                                     28,045
================================================================================================
     Total expenses                                                                      790,575
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (120,416)
================================================================================================
     Net expenses                                                                        670,159
================================================================================================
Net investment income                                                                  1,933,513
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (34,858,791)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      591,102
================================================================================================
                                                                                     (34,267,689)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                6,075,430
------------------------------------------------------------------------------------------------
  Futures contracts                                                                       66,650
================================================================================================
                                                                                       6,142,080
================================================================================================
Net realized and unrealized gain (loss)                                              (28,125,609)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(26,192,096)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM STRUCTURED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2009 and 2008



                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,933,513    $  2,526,972
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (34,267,689)    (15,544,729)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         6,142,080      (7,998,414)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (26,192,096)    (21,016,171)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                                        (70,369)        (18,421)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (13,013)         (1,111)
--------------------------------------------------------------------------------------------------------
  Class C                                                                         (3,568)           (332)
--------------------------------------------------------------------------------------------------------
  Class R                                                                           (418)            (78)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                         (5,073)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (2,408,982)     (1,688,483)
========================================================================================================
     Total distributions from net investment income                           (2,501,423)     (1,708,425)
========================================================================================================


DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                             --         (36,401)
--------------------------------------------------------------------------------------------------------
  Class B                                                                             --         (12,339)
--------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (3,686)
--------------------------------------------------------------------------------------------------------
  Class R                                                                             --            (211)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 --      (2,625,170)
========================================================================================================
     Total distributions from net realized gains                                      --      (2,677,807)
========================================================================================================


SHARE TRANSACTIONS-NET:

  Class A                                                                     (1,417,556)      2,560,980
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (361,809)        460,895
--------------------------------------------------------------------------------------------------------
  Class C                                                                         67,296         119,138
--------------------------------------------------------------------------------------------------------
  Class R                                                                         23,234          10,135
--------------------------------------------------------------------------------------------------------
  Class Y                                                                        117,368              --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (35,132,527)     24,069,585
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (36,703,994)     27,220,733
========================================================================================================
     Net increase (decrease) in net assets                                   (65,397,513)      1,818,330
========================================================================================================


NET ASSETS:

  Beginning of year                                                          139,644,267     137,825,937
========================================================================================================
  End of year (includes undistributed net investment income of $1,443,118
     and $2,011,028, respectively)                                          $ 74,246,754    $139,644,267
________________________________________________________________________________________________________
========================================================================================================




NOTES TO FINANCIAL STATEMENTS

August 31, 2009

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.


14        AIM STRUCTURED VALUE FUND

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.


15        AIM STRUCTURED VALUE FUND

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.


16        AIM STRUCTURED VALUE FUND

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.60%
-------------------------------------------------------------------
Next $250 million                                            0.575%
-------------------------------------------------------------------
Next $500 million                                            0.55%
-------------------------------------------------------------------
Next $1.5 billion                                            0.525%
-------------------------------------------------------------------
Next $2.5 billion                                            0.50%
-------------------------------------------------------------------
Next $2.5 billion                                            0.475%
-------------------------------------------------------------------
Next $2.5 billion                                            0.45%
-------------------------------------------------------------------
Over $10 billion                                             0.425%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the year ended August 31, 2009, the Advisor waived advisory fees $99,027 and reimbursed class level expenses of $10,643, $2,781, $974, $125, $1,020 and $5,647 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


17        AIM STRUCTURED VALUE FUND

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2009, IADI advised the Fund that IADI retained $1,748 in front-end sales commissions from the sale of Class A shares and $0, $1,125, $79 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and Trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, August 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1        LEVEL 2     LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                   $73,865,072     $     --     $    --     $73,865,072
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                     --      259,979          --         259,979
========================================================================================================================
                                                                                                             $74,125,051
========================================================================================================================
Other Investments*                                                       72,230           --          --          72,230
========================================================================================================================
  Total Investments                                                 $73,937,302     $259,979         $--     $74,197,281
________________________________________________________________________________________________________________________
========================================================================================================================



* Other Investments includes futures, which are included at unrealized appreciation.

NOTE 4--DERIVATIVE INVESTMENTS

Effective March 1, 2009, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of August 31, 2009:

                                                                                       VALUE
                                                                              -----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------------------
Market risk
  Futures contracts(a)                                                        $72,230       $    --
_____________________________________________________________________________________________________
=====================================================================================================



(a) Includes cumulative appreciation of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.


18        AIM STRUCTURED VALUE FUND

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED AUGUST 31, 2009

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                               LOCATION OF GAIN ON
                                                                             STATEMENT OF OPERATIONS
                                                                             -----------------------
                                                                                     FUTURES*
----------------------------------------------------------------------------------------------------
Realized Gain
  Market risk                                                                       $1,201,640
====================================================================================================
Change in Unrealized Appreciation
  Market risk                                                                          203,798
====================================================================================================
Total                                                                               $1,405,438
____________________________________________________________________________________________________
====================================================================================================



* The average value of outstanding futures during the period was $5,140,703.

                                                OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF           MONTH/                        UNREALIZED
CONTRACT                                                 CONTRACTS         COMMITMENT          VALUE      APPRECIATION
----------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange E-mini S&P 500 Index             14        September-09/Long     $713,790        $72,230
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended August 31, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $199.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended August 31, 2009, the Fund paid legal fees of $3,383 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


19        AIM STRUCTURED VALUE FUND

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS PAID DURING THE YEARS ENDED AUGUST 31, 2009 AND 2008:

                                                                                 2009           2008
-------------------------------------------------------------------------------------------------------
Ordinary income                                                               $2,501,423     $4,036,815
-------------------------------------------------------------------------------------------------------
Long-term capital gain                                                                --        349,417
=======================================================================================================
Total distributions                                                           $2,501,423     $4,386,232
_______________________________________________________________________________________________________
=======================================================================================================



TAX COMPONENTS OF NET ASSETS AT PERIOD-END:

                                                                                        2009
------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                       $  1,453,672
------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments                               (630,032)
------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (10,554)
------------------------------------------------------------------------------------------------
Post-October deferrals                                                               (26,843,150)
------------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (21,316,609)
------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                        121,593,427
================================================================================================
Total net assets                                                                    $ 74,246,754
________________________________________________________________________________________________
================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of August 31, 2009 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
August 31, 2016                                                                    $   430,774
-----------------------------------------------------------------------------------------------
August 31, 2017                                                                     20,885,835
===============================================================================================
Total capital loss carryforward                                                    $21,316,609
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2009 was $68,725,351 and $104,721,333, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 6,427,773
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (7,057,805)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $  (630,032)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $74,755,083.




20        AIM STRUCTURED VALUE FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                        2009(a)                          2008
                                                              ---------------------------     -------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        130,514     $    879,263       324,245     $ 3,314,989
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         36,712          245,248        79,256         803,847
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         23,865          173,244        22,824         233,105
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                          5,096           41,323           954           9,846
-----------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                      28,662          239,041            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            686,674        4,780,084     2,458,953      25,971,597
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         10,273           70,309         4,851          52,634
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                          1,816           12,474         1,222          13,256
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                            509            3,504           345           3,735
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                             61              418            26             289
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                            739            5,073            --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            351,163        2,408,982       397,571       4,313,653
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         13,879           95,812        10,189          99,570
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (13,941)         (95,812)      (10,221)        (99,570)
=======================================================================================================================
Reacquired:
  Class A(b)                                                    (370,317)      (2,462,940)      (87,363)       (906,213)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (79,923)        (523,719)      (24,920)       (256,638)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        (16,009)        (109,452)      (12,182)       (117,702)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (2,546)         (18,507)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (16,187)        (126,746)           --              --
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (5,929,928)     (42,321,593)     (623,869)     (6,215,665)
=======================================================================================================================
     Net increase (decrease) in share activity                (5,138,888)    $(36,703,994)    2,541,881     $27,220,733
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) 91% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      27,463      $ 229,041
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (27,463)      (229,041)
     __________________________________________________________________________________________________
     ==================================================================================================





21        AIM STRUCTURED VALUE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      NET GAINS
                           NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                           BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD   INCOME(a)     UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $ 9.54      $0.14         $(1.68)        $(1.54)     $(0.17)       $   --         $(0.17)
Year ended 08/31/08           11.40       0.16          (1.70)         (1.54)      (0.11)        (0.21)         (0.32)
Year ended 08/31/07           10.44       0.14           0.89           1.03       (0.06)        (0.01)         (0.07)
Year ended 08/31/06(e)        10.00       0.20           0.24           0.44          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09            9.50       0.09          (1.68)         (1.59)      (0.12)           --          (0.12)
Year ended 08/31/08           11.35       0.08          (1.70)         (1.62)      (0.02)        (0.21)         (0.23)
Year ended 08/31/07           10.40       0.05           0.91           0.96          --         (0.01)         (0.01)
Year ended 08/31/06(e)        10.00       0.16           0.24           0.40          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09            9.49       0.08          (1.66)         (1.58)      (0.12)           --          (0.12)
Year ended 08/31/08           11.33       0.08          (1.69)         (1.61)      (0.02)        (0.21)         (0.23)
Year ended 08/31/07           10.40       0.05           0.89           0.94          --         (0.01)         (0.01)
Year ended 08/31/06(e)        10.00       0.16           0.24           0.40          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09            9.52       0.12          (1.67)         (1.55)      (0.15)           --          (0.15)
Year ended 08/31/08           11.38       0.13          (1.70)         (1.57)      (0.08)        (0.21)         (0.29)
Year ended 08/31/07           10.42       0.11           0.90           1.01       (0.04)        (0.01)         (0.05)
Year ended 08/31/06(e)        10.00       0.18           0.24           0.42          --            --             --
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)         8.34       0.14          (0.46)         (0.32)      (0.18)           --          (0.18)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09            9.56       0.15          (1.67)         (1.52)      (0.19)           --          (0.19)
Year ended 08/31/08           11.43       0.19          (1.71)         (1.52)      (0.14)        (0.21)         (0.35)
Year ended 08/31/07           10.45       0.17           0.89           1.06       (0.07)        (0.01)         (0.08)
Year ended 08/31/06(e)        10.00       0.21           0.24           0.45          --            --             --
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                      RATIO OF          RATIO OF
                                                                      EXPENSES          EXPENSES
                                                                     TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                     NET ASSETS      ASSETS WITHOUT   INVESTMENT
                            NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                           VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                            OF PERIOD  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 08/31/09          $ 7.83      (15.87)%    $  1,665           1.01%(d)          1.61%(d)       1.96%(d)       78%
Year ended 08/31/08            9.54      (13.83)        4,088           1.01              1.42           1.57           88
Year ended 08/31/07           11.40        9.80         2,011           1.01              1.36           1.17           62
Year ended 08/31/06(e)        10.44        4.40           856           1.03(f)           5.80(f)        4.59(f)         5
------------------------------------------------------------------------------------------------------------------------------
CLASS B
Year ended 08/31/09            7.79      (16.60)          415           1.76(d)           2.36(d)        1.21(d)        78
Year ended 08/31/08            9.50      (14.50)        1,031           1.76              2.17           0.82           88
Year ended 08/31/07           11.35        9.20           718           1.76              2.11           0.42           62
Year ended 08/31/06(e)        10.40        4.00           790           1.78(f)           6.55(f)        3.84(f)         5
------------------------------------------------------------------------------------------------------------------------------
CLASS C
Year ended 08/31/09            7.79      (16.51)          258           1.76(d)           2.36(d)        1.21(d)        78
Year ended 08/31/08            9.49      (14.43)          235           1.76              2.17           0.82           88
Year ended 08/31/07           11.33        9.01           156           1.76              2.11           0.42           62
Year ended 08/31/06(e)        10.40        4.00           632           1.78(f)           6.55(f)        3.84(f)         5
------------------------------------------------------------------------------------------------------------------------------
CLASS R
Year ended 08/31/09            7.82      (16.01)           35           1.26(d)           1.86(d)        1.71(d)        78
Year ended 08/31/08            9.52      (14.08)           18           1.26              1.67           1.32           88
Year ended 08/31/07           11.38        9.65            10           1.26              1.61           0.92           62
Year ended 08/31/06(e)        10.42        4.20           625           1.28(f)           6.05(f)        4.34(f)         5
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Year ended 08/31/09(e)         7.84       (3.57)          104           0.76(d)(f)        1.45(d)(f)     2.21(d)(f)     78
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Year ended 08/31/09            7.85      (15.59)       71,770           0.75(d)           0.87(d)        2.22(d)        78
Year ended 08/31/08            9.56      (13.64)      134,272           0.75              0.78           1.83           88
Year ended 08/31/07           11.43       10.13       134,931           0.75              0.94           1.43           62
Year ended 08/31/06(e)        10.45        4.50        73,488           0.77(f)           5.50(f)        4.85(f)         5
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are based on average daily net assets (000's omitted) of $2,187, $571, $200, $26, $196 and $84,644 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)  Annualized.


22        AIM STRUCTURED VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Value Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 16, 2009
Houston, Texas




23        AIM STRUCTURED VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009, through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,405.70       $ 6.12      $1,020.11       $5.14        1.01%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,398.60        10.64       1,016.33        8.94        1.76
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,398.60        10.64       1,016.33        8.94        1.76
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,403.90         7.63       1,018.85        6.41        1.26
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,405.00         4.61       1,021.37        3.87        0.76
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009, through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


24        AIM STRUCTURED VALUE FUND

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED VALUE FUND

INSTITUTIONAL CLASS SHARES                   ------------------------------------------      Please note that past performance is
                                             AVERAGE ANNUAL TOTAL RETURNS                 not indicative of future results. More
The following information has been           For periods ended 8/31/09                    recent returns may be more or less than
prepared to provide Institutional Class                                                   those shown. All returns assume
shareholders with a performance overview     Inception (3/31/06)                 -5.01%   reinvestment of distributions at NAV.
specific to their holdings. Institutional    ------------------------------------------   Investment return and principal value will
Class shares are offered exclusively to        1 Year                           -15.59    fluctuate so your shares, when redeemed,
institutional investors, including defined   ------------------------------------------   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    ------------------------------------------   information on comparative benchmarks.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Please consult your Fund prospectus for
                                             For periods ended 6/30/09, the most recent   more information. For the most current
                                             calendar quarter-end                         month-end performance, please call
                                                                                          800 451 4246 or visit invescoaim.com.
                                             Inception (3/31/06)                 -8.87%
                                             ------------------------------------------   (1)  Total annual operating expenses less
                                                1 Year                          -25.52         any contractual fee waivers and/or
                                             ------------------------------------------        expense reimbursements by the advisor
                                                                                               in effect through at least June 30,
                                             Institutional Class shares have no sales          2010. See current prospectus for more
                                             charge; therefore, performance is at net          information.
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.75%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.78%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

------------------------------------------
NASDAQ SYMBOL                        ASIVX

Over for information on your Fund's expenses.

---------------------------------------------------------------------------------------
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SVAL-INS-1   Invesco Aim Distributors, Inc.

Supplement to Annual Report dated 8/31/09

AIM STRUCTURED VALUE FUND

RESULTS OF A $10,000 INVESTMENT - INSTITUTIONAL CLASS SHARES SINCE INCEPTION

Fund and Index data from 3/31/06

                               (PERFORMANCE CHART)

                 AIM
              STRUCTURED                                 LIPPER
             VALUE FUND-    RUSSELL 1000               LARGE-CAP
            INSTITUTIONAL       VALUE       S&P 500   VALUE FUNDS
             CLASS SHARES     INDEX(1)     INDEX(1)     INDEX(1)
            -------------   ------------   --------   -----------
3/31/2006         10000          10000       10000        10000
    04/06         10200          10254       10134        10249
    05/06          9860           9995        9843         9998
    06/06         10000          10059        9856        10005
    07/06         10300          10304        9917        10158
    08/06         10451          10476       10152        10346
    09/06         10631          10685       10414        10586
    10/06         11000          11035       10753        10902
    11/06         11260          11286       10957        11090
    12/06         11397          11540       11111        11329
    01/07         11679          11687       11279        11475
    02/07         11397          11505       11059        11270
    03/07         11660          11683       11182        11414
    04/07         12072          12115       11677        11903
    05/07         12465          12552       12084        12341
    06/07         12032          12258       11884        12153
    07/07         11368          11692       11516        11665
    08/07         11509          11823       11688        11803
    09/07         11891          12229       12125        12177
    10/07         12042          12230       12318        12273
    11/07         11357          11632       11802        11745
    12/07         11341          11520       11721        11608
    01/08         10769          11058       11018        11020
    02/08         10447          10595       10660        10649
    03/08         10313          10515       10614        10501
    04/08         10791          11028       11131        11021
    05/08         10822          11010       11275        11114
    06/08          9929           9957       10325        10143
    07/08          9866           9921       10239        10005
    08/08          9939          10089       10387        10119
    09/08          9315           9348        9462         9267
    10/08          7786           7730        7873         7713
    11/08          7370           7175        7308         7151
    12/08          7597           7275        7385         7313
    01/09          6636           6438        6763         6663
    02/09          5963           5578        6046         5941
    03/09          6529           6055        6574         6454
    04/09          7202           6704        7203         7061
    05/09          7480           7119        7605         7523
    06/09          7395           7066        7621         7508
    07/09          8026           7645        8196         8083
    08/09          8388           8044        8492         8422

Past performance cannot guarantee            shown in the chart and table(s) does not     is that of the Fund's Class A, B, C and R
comparable future results.                   reflect deduction of taxes a shareholder     shares. The performance of the Fund's
                                             would pay on Fund distributions or sale of   other share classes will differ primarily
   The data shown in the chart above         Fund shares. Performance of the indexes      due to different sales charge structures
includes reinvested distributions and Fund   does not reflect the effects of taxes.       and class expenses, and may be greater
expenses including management fees. Index                                                 than or less than the performance of the
results include reinvested dividends.           The performance data shown in the chart   Fund's Institutional Class shares shown in
Performance of an index of funds reflects    above is that of the Fund's institutional    the chart above.
fund expenses and management fees;           share class. The performance data shown in
performance of a market index does not.      the chart in the annual report
Performance

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY -- NOT FOR USE WITH THE PUBLIC THIS MATERIAL IS FOR
INSTITUTIONAL INVESTOR USE ONLY AND MAY NOT BE QUOTED, REPRODUCED, SHOWN TO THE PUBLIC                            [INVESCO AIM LOGO]
OR USED IN WRITTEN FORM AS SALES LITERATURE FOR PUBLIC USE.                                                        - service mark -

invescoaim.com   SVAL-INS-1   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009, through August 31, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (03/01/09)   (08/31/09)(1)   PERIOD(2)     (08/31/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,406.80       $4.55       $1,021.42       $3.82        0.75%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2009, through August 31, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.


AIM STRUCTURED VALUE FUND

------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     strategies and limitations of these funds.   the year as part of their ongoing
Counselor Series Trust is required under                                                  oversight of the Fund, and did not
the Investment Company Act of 1940 to           In addition to their meetings             identify any particular factor that was
approve annually the renewal of the AIM      throughout the year, the Sub-Committees      controlling. Each Trustee may have
Structured Value Fund (the Fund)             meet at designated contract renewal          evaluated the information provided
investment advisory agreement with Invesco   meetings each year to conduct an in-depth    differently from another Trustee and
Aim Advisors, Inc. (Invesco Aim) and the     review of the performance, fees, expenses,   attributed different weight to the various
Master Intergroup Sub-Advisory Contract      and other matters related to their           factors. The Trustees recognized that the
for Mutual Funds (the sub-advisory           assigned funds. During the contract          advisory arrangements and resulting
contracts) with Invesco Asset Management     renewal process, the Trustees receive        advisory fees for the Fund and the other
Deutschland GmbH, Invesco Asset Management   comparative performance and fee data         AIM Funds are the result of years of
Limited, Invesco Asset Management (Japan)    regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Australia Limited,          independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Invesco Global Asset Management (N.A.),      (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Hong Kong Limited, Invesco     supervision of the Senior Officer who also   certain aspects of these arrangements in
Institutional (N.A.), Inc., Invesco Senior   prepares a separate analysis of this         some years than in others, and that the
Secured Management, Inc. and Invesco         information for the Trustees. Each           Trustees' deliberations and conclusions in
Trimark Ltd. (collectively, the Affiliated   Sub-Committee then makes recommendations     a particular year may be based in part on
Sub-Advisers). During contract renewal       to the Investments Committee regarding the   their deliberations and conclusions
meetings held on June 16-17, 2009, the       fees and expenses of their assigned funds.   regarding these same arrangements
Board as a whole, and the disinterested or   The Investments Committee considers each     throughout the year and in prior years.
"independent" Trustees voting separately,    Sub-Committee's recommendations and makes
approved the continuance of the Fund's       its own recommendations regarding the fees      The discussion below serves as a
investment advisory agreement and the        and expenses of the AIM Funds to the full    summary of the Senior Officer's
sub-advisory contracts for another year,     Board. The Investments Committee also        independent written evaluation with
effective July 1, 2009. In doing so, the     considers each Sub-Committee's               respect to the Fund's investment advisory
Board determined that the Fund's             recommendations in making its annual         agreement as well as a discussion of the
investment advisory agreement and the        recommendation to the Board whether to       material factors and related conclusions
sub-advisory contracts are in the best       approve the continuance of each AIM Fund's   that formed the basis for the Board's
interests of the Fund and its shareholders   investment advisory agreement and            approval of the Fund's investment advisory
and that the compensation to Invesco Aim     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
and the Affiliated Sub-Advisers under the                                                 Unless otherwise stated, information set
Fund's investment advisory agreement and        The independent Trustees met separately   forth below is as of June 17, 2009, and
sub-advisory contracts is fair and           during their evaluation of the Fund's        does not reflect any changes that may have
reasonable.                                  investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
The Board's Investments Committee has        evaluation of the Fund's investment
established three Sub-Committees that are    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
responsible for overseeing the management    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
of a number of the series portfolios of      is to manage the process by which the AIM
the AIM Funds. This Sub-Committee            Funds' proposed management fees are             A.  Nature, Extent and Quality of
structure permits the Trustees to focus on   negotiated during the annual contract               Services Provided by Invesco Aim
the performance of the AIM Funds that have   renewal process to ensure that they are
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      The Board reviewed the advisory services
meet throughout the year to review the       length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     Senior Officer must either supervise a       the Fund's investment advisory agreement,
the Sub-Committees review monthly and        competitive bidding process or prepare an    the performance of Invesco Aim in
quarterly comparative performance            independent written evaluation. The Senior   providing these services, and the
information and periodic asset flow data     Officer recommended that an independent      credentials and experience of the officers
for their assigned funds. These materials    written evaluation be provided and, at the   and employees of Invesco Aim who provide
are prepared under the direction and         direction of the Board, prepared an          these services. The Board's review of the
supervision of the independent Senior        independent written evaluation.              qualifications of Invesco Aim to provide
Officer, an officer of the AIM Funds who                                                  these services included the Board's
reports directly to the independent             During the annual contract renewal        consideration of Invesco Aim's portfolio
Trustees. Over the course of each year,      process, the Board considered the factors    and product review process, various back
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   office support functions provided by
managers for their assigned funds and        and reasonableness of the Fund's             Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory contracts. The Board            trading operations. The Board concluded
investment objective(s), policies,           considered all of the information provided   that the nature, extent and quality of the
                                             to them, including information provided at   advisory services provided to the Fund by
                                             their meetings throughout                    Invesco Aim are appropriate and that
                                                                                          Invesco Aim


25    AIM STRUCTURED VALUE FUND                                                                                            continued

currently is providing satisfactory          ers by permitting Invesco Aim to utilize     end of the past calendar year. The Board
advisory services in accordance with the     the additional resources and talent of the   noted that some comparative data was at
terms of the Fund's investment advisory      Affiliated Sub-Advisers in managing the      least one year old and that other data did
agreement. In addition, based on their       Fund.                                        not reflect the market downturn that
ongoing meetings throughout the year with                                                 occurred in the fourth quarter of 2008.
the Fund's portfolio manager or managers,       C. Fund Performance                       The Board noted that neither Invesco Aim
the Board concluded that these individuals                                                nor its affiliates serve as an adviser to
are competent and able to continue to        The Board considered Fund performance as a   other domestic mutual funds or other
carry out their responsibilities under the   relevant factor in considering whether to    domestic clients with investment
Fund's investment advisory agreement.        approve the investment advisory agreement    strategies comparable to those of the
                                             as well as the sub-advisory contracts for    Fund.
   In determining whether to continue the    the Fund, as Invesco Institutional
Fund's investment advisory agreement, the    currently manages assets of the Fund.           The Board noted that Invesco Aim has
Board considered the prior relationship                                                   contractually agreed to waive fees and/or
between Invesco Aim and the Fund, as well       The Board noted that the Fund recently    limit expenses of the Fund through at
as the Board's knowledge of Invesco Aim's    began operations and that only two           least June 30, 2010 in an amount necessary
operations, and concluded that it is         calendar years of comparative performance    to limit total annual operating expenses
beneficial to maintain the current           data was available. The Board compared the   to a specified percentage of average daily
relationship, in part, because of such       Fund's performance during the one and two    net assets for each class of the Fund. The
knowledge. The Board also considered the     year periods to the performance of funds     Board considered the effect this expense
steps that Invesco Aim and its affiliates    in the Lipper performance universe that      limitation would have on the Fund's
continue to take to improve the quality      are not managed by Invesco Aim or an         estimated total expenses. The Board also
and efficiency of the services they          Affiliated Sub-Adviser and against the       noted that Invesco Aim has agreed to
provide to the AIM Funds in the areas of     Lipper Large Cap Value Funds Index. The      reduce the per account transfer agent fee
investment performance, product line         Board noted that the Fund's performance      for all the retail funds, including the
diversification, distribution, fund          was in the first quintile of its             Fund, effective July 1, 2009.
operations, shareholder services and         performance universe for the one year
compliance. The Board concluded that the     period and in the second quintile for the       The Board also considered the services
quality and efficiency of the services       two year period (the first quintile being    provided by the Affiliated Sub-Advisers
Invesco Aim and its affiliates provide to    the best performing funds and the fifth      pursuant to the sub-advisory contracts and
the AIM Funds in each of these areas         quintile being the worst performing          the services provided by Invesco Aim
support the Board's approval of the          funds). The Board noted that the Fund's      pursuant to the Fund's advisory agreement,
continuance of the Fund's investment         performance was above the performance of     as well as the allocation of fees between
advisory agreement.                          the Index for the one and two year           Invesco Aim and the Affiliated
                                             periods. Although the independent written    Sub-Advisers pursuant to the sub-advisory
   B. Nature, Extent and Quality of          evaluation of the Fund's Senior Officer      contracts. The Board noted that the
      Services Provided by Affiliated        only considered Fund performance through     sub-advisory fees have no direct effect on
      Sub-Advisers                           the most recent calendar year, the Board     the Fund or its shareholders, as they are
                                             also reviewed more recent Fund performance   paid by Invesco Aim to the Affiliated
The Board reviewed the services provided     and this review did not change their         Sub-Advisers, and that Invesco Aim and the
by the Affiliated Sub-Advisers under the     conclusions. The Board noted that, in        Affiliated Sub-Advisers are affiliates.
sub-advisory contracts and the credentials   response to the Board's focus on fund
and experience of the officers and           performance, Invesco Aim has taken a            After taking account of the Fund's
employees of the Affiliated Sub-Advisers     number of actions intended to improve the    contractual advisory fee rate, the
who provide these services. The Board        investment process for the funds.            contractual sub-advisory fee rate, the
concluded that the nature, extent and                                                     comparative advisory fee information
quality of the services provided by the         D. Advisory and Sub-Advisory Fees and     discussed above, the expense limitations
Affiliated Sub-Advisers are appropriate.           Fee Waivers                            and other relevant factors, the Board
The Board noted that the Affiliated                                                       concluded that the Fund's advisory and
Sub-Advisers, which have offices and         The Board compared the Fund's contractual    sub-advisory fees are fair and reasonable.
personnel that are geographically            advisory fee rate to the contractual
dispersed in financial centers around the    advisory fee rates of funds in the Fund's       E. Economies of Scale and Breakpoints
world, can provide research and other        Lipper expense group that are not managed
information and make recommendations on      by Invesco Aim or an Affiliated              The Board considered the extent to which
the markets and economies of various         Sub-Adviser, at a common asset level. The    there are economies of scale in the
countries and securities of companies        Board noted that the Fund's contractual      provision of advisory services to the
located in such countries or on various      advisory fee rate was below the median       Fund. The Board also considered whether
types of investments and investment          contractual advisory fee rate of funds in    the Fund benefits from such economies of
techniques. The Board noted that             its expense group. The Board also reviewed   scale through contractual breakpoints in
investment decisions for the Fund are made   the methodology used by Lipper in            the Fund's advisory fee schedule. The
by Invesco Institutional (N.A.), Inc.        determining contractual fee rates, which     Board noted that the Fund's contractual
(Invesco Institutional). The Board           includes using audited financial data from   advisory fee schedule includes seven
concluded that the sub-advisory contracts    the most recent annual report of each fund   breakpoints but that, due to the Fund's
benefit the Fund and its sharehold-          in the expense group that was publicly       asset level at the end of the past
                                             available as of the                          calendar year, the Fund has yet to benefit
                                                                                          from the breakpoints. Based on this
                                                                                          information, the Board concluded that the
                                                                                          Fund's advisory fees would reflect
                                                                                          economies of


26   AIM STRUCTURED VALUE FUND                                                                                             continued

scale at higher asset levels. The Board      services to the Fund. The Board considered
also noted that the Fund shares directly     the performance of Invesco Aim and its
in economies of scale through lower fees     affiliates in providing these services and
charged by third party service providers     the organizational structure employed by
based on the combined size of all of the     Investor Aim and its affiliates to provide
AIM Funds and affiliates.                    these services. The Board also considered
                                             that these services are provided to the
   F. Profitability and Financial            Fund pursuant to written contracts that
      Resources                              are reviewed and approved on an annual
                                             basis by the Board. The Board concluded
The Board reviewed information from          that Investor Aim and its affiliates are
Invesco Aim concerning the costs of the      providing these services in a satisfactory
advisory and other services that Invesco     manner and in accordance with the terms of
Aim and its affiliates provide to the Fund   their contracts, and are qualified to
and the profitability of Invesco Aim and     continue to provide these services to the
its affiliates in providing these            Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Investor Aim and the
affiliates. The Board reviewed with          Affiliated Sub-Advisers as a result of
Invesco Aim the methodology used to          portfolio brokerage transactions executed
prepare the profitability information. The   through "soft dollar" arrangements. The
Board considered the overall profitability   Board noted that soft dollar arrangements
of Invesco Ltd., the ultimate parent of      shift the payment obligation for research
Invesco Aim and the Affiliated               and execution services from Invesco Aim
Sub-Advisers, and of Invesco Aim, as well    and the Affiliated Sub-Advisers to the
as the profitability of Invesco Aim in       funds and therefore may reduce Invesco
connection with managing the Fund. The       Aim's and the Affiliated Sub-Advisers'
Board noted that Investor Aim continues to   expenses. The Board concluded that
operate at a net profit, although the        Invesco Aim's and the Affiliated
reduction of assets under management as a    Sub-Advisers' soft dollar arrangements are
result of market movements and the           appropriate. The Board also concluded
increase in voluntary fee waivers for        that, based on their review and
affiliated money market funds have reduced   representations made by the Chief
the profitability of Investor Aim and its    Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Investor Aim and its affiliates from            The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market funds
Board considered whether Invesco Aim is      advised by Invesco Aim pursuant to
financially sound and has the resources      procedures approved by the Board. The
necessary to perform its obligations under   Board noted that Invesco Aim will receive
the Fund's investment advisory agreement,    advisory fees from these affiliated money
and concluded that Invesco Aim has the       market funds attributable to such
financial resources necessary to fulfill     investments, although Invesco Aim has
these obligations. The Board also            contractually agreed to waive through at
considered whether each Affiliated           least June 30, 2010, the advisory fees
Sub-Adviser is financially sound and has     payable by the Fund in an amount equal to
the resources necessary to perform its       100% of the net advisory fees Invesco Aim
obligations under the sub-advisory           receives from the affiliated money market
contracts, and concluded that each           funds with respect to the Fund's
Affiliated Sub-Adviser has the financial     investment in the affiliated money market
resources necessary to fulfill these         funds of uninvested cash, but not cash
obligations.                                 collateral. The Board concluded that the
                                             Fund's investment of uninvested cash and
   G. Collateral Benefits to Invesco Aim     cash collateral from any securities
      and its Affiliates                     lending arrangements in the affiliated
                                             money market funds is in the best
The Board considered various other           interests of the Fund and its
benefits received by Invesco Aim and its     shareholders.
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution


27    AIM STRUCTURED VALUE FUND

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2009:

     FEDERAL AND STATE INCOME TAX
     ----------------------------
     Qualified Dividend Income*                              100%
     Corporate Dividends Received Deduction*                 100%
     U.S. Treasury Obligations*                             0.02%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.


28        AIM STRUCTURED VALUE FUND

TRUSTEES AND OFFICERS

The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(1) -- 1960   2007          Executive Director, Chief Executive Officer and President,    None
Trustee                                       Invesco Ltd. (ultimate parent of Invesco Aim and a global
                                              investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Trustee, The AIM
                                              Family of Funds(R); Vice Chairman, Investment Company
                                              Institute; and Member of Executive Board, SMU Cox School of
                                              Business

                                              Formerly: Director, Chairman, Chief Executive Officer and
                                              President, IVZ Inc. (holding company), INVESCO Group
                                              Services, Inc. (service provider) and Invesco North American
                                              Holdings, Inc. (holding company); Director, Chief Executive
                                              Officer and President, Invesco Holding Company Limited
                                              (parent of Invesco Aim and a global investment management
                                              firm); Director, Invesco Ltd. and Chairman, Investment
                                              Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Philip A. Taylor(2) -- 1954     2006          Head of North American Retail and Senior Managing Director,   None
Trustee, President and                        Invesco Ltd.; Director, Chief Executive Officer and
Principal Executive Officer                   President, Invesco Aim Advisors, Inc. and 1371 Preferred
                                              Inc. (holding company); Director, Chairman, Chief Executive
                                              Officer and President, Invesco Aim Management Group, Inc.
                                              (financial services holding company) and Invesco Aim Capital
                                              Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM GP
                                              Canada Inc. (general partner for limited partnerships);
                                              Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                              Services, Inc. (registered transfer agent) and INVESCO
                                              Distributors, Inc. (registered broker dealer); Director,
                                              President and Chairman, INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (holding company); Chief
                                              Executive Officer, AIM Trimark Corporate Class Inc.
                                              (corporate mutual fund company) and AIM Trimark Canada Fund
                                              Inc. (corporate mutual fund company); Director and Chief
                                              Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (registered investment advisor and registered transfer
                                              agent) and Invesco Trimark Dealer Inc. (registered broker
                                              dealer); Trustee, President and Principal Executive Officer,
                                              The AIM Family of Funds(R) (other than AIM Treasurer's
                                              Series Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only); and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: President, Invesco Trimark Dealer Inc.; Director
                                              and President, AIM Trimark Corporate Class Inc. and AIM
                                              Trimark Canada Fund Inc.; Director and President, Invesco
                                              Trimark Ltd./Invesco Trimark Ltee; Senior Managing
                                              Director, Invesco Holding Company Limited; Trustee and
                                              Executive Vice President, Tax-Free Investments Trust;
                                              Director and Chairman, Fund Management Company (former
                                              registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds (R) (AIM
                                              Treasurer's Series Trust, Short-Term Investments Trust and
                                              Tax-Free Investments Trust only); President, AIM Trimark
                                              Global Fund Inc. and AIM Trimark Canada Fund Inc.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944       2003          Chairman, Crockett Technology Associates (technology          ACE Limited (insurance
Trustee and Chair                             consulting company)                                           company); Captaris,
                                                                                                            Inc. (unified
                                                                                                            messaging provider); and
                                                                                                            Investment Company
                                                                                                            Institute
------------------------------------------------------------------------------------------------------------------------------------

Bob R. Baker -- 1936            1983          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939         2003          Retired                                                       None
Trustee                                       Formerly: Director, Badgley Funds, Inc. (registered
                                              investment company) (2 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

James T. Bunch -- 1942          2000          Founder, Green, Manning & Bunch Ltd., (investment banking     Board of Governors,
Trustee                                       firm)                                                         Western Golf
                                                                                                            Association/Evans
                                                                                                            Scholars Foundation and
                                                                                                            Executive Committee,
                                                                                                            United States Golf
                                                                                                            Association
------------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941        2003          Director of a number of public and private business           Board of Nature's
Trustee                                       corporations, including the Boss Group Ltd. (private          Sunshine Products, Inc.
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company), and Homeowners of America
                                              Holding Corporation/Homeowners of America Insurance Company
                                              (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo
                                              Group North America, Inc.; Director, Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company); Senior Vice
                                              President, AB Volvo; Director of various public and
                                              private corporations
------------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952          2003          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
Trustee                                       (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit)
                                              and Cross Timbers Quail Research Ranch (non-profit)
                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company)
------------------------------------------------------------------------------------------------------------------------------------

Carl Frischling -- 1937         2003          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich & Tang
Trustee                                                                                                     Funds (16 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950      2003          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942        2003          Partner, law firm of Pennock & Cooper                         None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Larry Soll -- 1942              1997          Retired                                                       None
Trustee
------------------------------------------------------------------------------------------------------------------------------------

Raymond Stickel, Jr. -- 1944    2005          Retired                                                       None
Trustee                                       Formerly: Director, Mainstay VP Series Funds, Inc.
                                              (25 portfolios)
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family    N/A
Senior Vice President and                     of Funds(R) Formerly: Director of Compliance and Assistant
Senior Officer                                General Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of Compliance,
                                              ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General        N/A
Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Director, Senior Vice President and Secretary, Invesco Aim
                                              Distributors, Inc.; Director, Vice President and Secretary,
                                              Invesco Aim Investment Services, Inc. and INVESCO
                                              Distributors, Inc.; Director and Vice President, INVESCO
                                              Funds Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R); and
                                              Manager, Invesco PowerShares Capital Management LLC

                                              Formerly: Director, Vice President and Secretary, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc.; Chief Operating Officer and General
                                              Counsel, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary, PBHG
                                              Insurance Series Fund (an investment company); Chief
                                              Operating Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General Counsel and
                                              Secretary, Old Mutual Fund Services (an administrator);
                                              General Counsel and Secretary, Old Mutual Shareholder
                                              Services (a shareholder servicing center); Executive Vice
                                              President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President
                                              and Secretary, Old Mutual Advisors Funds (an investment
                                              company)
------------------------------------------------------------------------------------------------------------------------------------

Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice            N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly: Senior Vice President, Invesco Aim Management
                                              Group, Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and The AIM Family of
                                              Funds(R); Vice President and Chief Compliance Officer,
                                              Invesco Aim Capital Management, Inc. and Invesco Aim
                                              Distributors, Inc.; Vice President, Invesco Aim Investment
                                              Services, Inc. and Fund Management Company
------------------------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956         2003          General Counsel, Secretary and Senior Managing Director,      N/A
Vice President                                Invesco Ltd.; Director, Invesco Holding Company Limited and
                                              INVESCO Funds Group, Inc.; Director and Executive Vice
                                              President, IVZ, Inc., Invesco Group Services, Inc., .Invesco
                                              North American Holdings, Inc. and Invesco Investments
                                              (Bermuda) Ltd.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly: Senior Managing Director and Secretary, Invesco
                                              North American Holdings, Inc.; Vice President and Secretary,
                                              IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing
                                              Director and Secretary, Invesco Holding Company Limited;
                                              Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim
                                              Distributors, Inc.; Director, General Counsel and Vice
                                              President, Fund Management Company; Vice President, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Investment
                                              Services, Inc.; Senior Vice President, Chief Legal Officer
                                              and Secretary, The AIM Family of Funds(R); Director and Vice
                                              President, INVESCO Distributors, Inc.; and Chief Executive
                                              Officer and President, INVESCO Funds Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Sheri Morris -- 1964            2003          Vice President, Treasurer and Principal Financial Officer,    N/A
Vice President, Treasurer and                 The AIM Family of Funds(R); and Vice President, Invesco Aim
Principal Financial Officer                   Advisors, Inc., Invesco Aim Capital Management, Inc. and
                                              Invesco Aim Private Asset Management Inc.

                                              Formerly: Assistant Vice President and Assistant Treasurer,
                                              The AIM Family of Funds(R) and Assistant Vice President,
                                              Invesco Aim Advisors, Inc., Invesco Aim Capital Management,
                                              Inc. and Invesco Aim Private Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960       2003          Head of Invesco's World Wide Fixed Income and Cash            N/A
Vice President                                Management Group; Vice President, Invesco Institutional
                                              (N.A.), Inc. (registered investment advisor); Director of
                                              Cash Management and Senior Vice President, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor); and Director, Invesco
                                              Mortgage Capital Inc.; Vice President, The AIM Family of
                                              Funds(R) (other than AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust); and President and Principal
                                              Executive Officer, The AIM Family of Funds(R) (AIM
                                              Treasurer's Series Trust and Short-Term Investments Trust
                                              only)

                                              Formerly: President and Principal Executive Officer,
                                              Tax-Free Investments Trust; Director and President, Fund
                                              Management Company; Chief Cash Management Officer and
                                              Managing Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The AIM
                                              Family of Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
------------------------------------------------------------------------------------------------------------------------------------

Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim         N/A
Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                              Services, Inc., Invesco Aim Private Asset Management, Inc.
                                              and The AIM Family of Funds(R)

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;    N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                              Chief Compliance Officer, The AIM Family of Funds(R),
                                              Invesco Global Asset Management (N.A.), Inc. (registered
                                              investment advisor), Invesco Institutional (N.A.), Inc.,
                                              (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private
                                              Capital, Inc. (registered investment advisor) and Invesco
                                              Senior Secured Management, Inc. (registered investment
                                              advisor); and Vice President, Invesco Aim Distributors, Inc.
                                              and Invesco Aim Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management,
                                              Inc. and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisors.

OFFICE OF THE FUND        INVESTMENT ADVISOR                     DISTRIBUTOR                            AUDITORS
11 Greenway Plaza         Invesco Aim Advisors, Inc.             Invesco Aim Distributors, Inc.         PricewaterhouseCoopers LLP
Suite 100                 11 Greenway Plaza                      11 Greenway Plaza                      1201 Louisiana Street
Houston, TX 77046-1173    Suite 100                              Suite 100                              Suite 2900
                          Houston, TX 77046-1173                 Houston, TX 77046-1173                 Houston, TX 77002-5678

COUNSEL TO THE FUND
Stradley Ronon Stevens &  COUNSEL TO THE                         TRANSFER AGENT                         CUSTODIAN
Young, LLP                INDEPENDENT TRUSTEES                   Invesco Aim Investment Services, Inc.  State Street Bank and Trust
2600 One Commerce Square  Kramer, Levin, Naftalis & Frankel LLP  P.O. Box 4739                          Company
Philadelphia, PA 19103    1177 Avenue of the Americas            Houston, TX 77210-4739                 225 Franklin
                          New York, NY 10036-2714                                                       Boston, MA 02110-2801

(GRAPHIC)
------------------------------------------------------------------------------------------------------------------------------------
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number  -  EFFICIENT. Stop waiting for regular mail. Your documents
   of trees used to produce paper.                               will be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery  -  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's             computer with a few clicks of your mouse.
   returns.

This service is provided by Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

------------------------------------------------------------------------------------------------------------------------------------
FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim - SERVICE MARK - is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset         [INVESCO AIM LOGO]
Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser       - SERVICE MARK -
firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                                                       invescoaim.com   SVAL-AR-1   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                                                                      Percentage of Fees
                                                    Percentage of Fees                               Billed Applicable to
                                                   Billed Applicable to                               Non-Audit Services
                                                    Non-Audit Services                                Provided for fiscal
                            Fees Billed for         Provided for fiscal          Fees Billed for         year end 2008
                         Services Rendered to          year end 2009          Services Rendered to   Pursuant to Waiver of
                          the Registrant for       Pursuant to Waiver of       the Registrant for        Pre-Approval
                         fiscal year end 2009   Pre-Approval Requirement(1)   fiscal year end 2008      Requirement(1)
                         --------------------   ---------------------------   --------------------   ---------------------
Audit Fees                     $296,296                     N/A                     $259,468                  N/A
Audit-Related Fees (2)         $  6,000                       0%                    $      0                    0%
Tax Fees(3)                    $ 59,206                       0%                    $ 64,876                    0%
All Other Fees                 $      0                       0%                    $      0                    0%
                               --------                                             --------
Total Fees                     $361,502                       0%                    $324,344                    0%

PWC billed the Registrant aggregate non-audit fees of $65,206 for the fiscal year ended 2009, and $64,876 for the fiscal year ended 2008, for non-audit services rendered to the Registrant.

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Audit-Related Fees for the fiscal year ended August 31, 2009 includes fees billed for completing agreed-upon procedures related to fund mergers.

(3) Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Aim Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                     Fees Billed for Non-                               Fees Billed for Non-
                        Audit Services                                     Audit Services
                      Rendered to Invesco       Percentage of Fees       Rendered to Invesco       Percentage of Fees
                      Aim and Invesco Aim      Billed Applicable to      Aim and Invesco Aim      Billed Applicable to
                     Affiliates for fiscal      Non-Audit Services      Affiliates for fiscal      Non-Audit Services
                      year end 2009 That     Provided for fiscal year    year end 2008 That     Provided for fiscal year
                         Were Required         end 2009 Pursuant to         Were Required         end 2008 Pursuant to
                      to be Pre-Approved          Waiver of Pre-         to be Pre-Approved          Waiver of Pre-
                      by the Registrant's            Approval            by the Registrant's            Approval
                        Audit Committee           Requirement(1)           Audit Committee           Requirement(1)
                     ---------------------   ------------------------   ---------------------   ------------------------
Audit-Related Fees             $0                       0%                        $0                       0%
Tax Fees                       $0                       0%                        $0                       0%
All Other Fees                 $0                       0%                        $0                       0%
                              ---                                                ---
Total Fees(2)                  $0                       0%                        $0                       0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2009, and $0 for the fiscal year ended 2008, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

          PwC advised the Funds' Audit Committee that PwC had identified following matter for consideration under the SEC's auditor independence rules.

          PwC became aware that certain aspects of investment advisory services provided by a PwC network member Firm's Wealth Advisory Practice to its clients (generally high net worth individuals not associated with Invesco) were inconsistent with the SEC's auditor independence requirements of the SEC. The technical violations occurred as a result of professionals of the Wealth Advisory Practice making a single recommendation of an audit client's product to its clients rather than also identifying one or more suitable alternatives for the Wealth Advisory Practice's client to consider. The Wealth Advisory Practice also received commissions from the fund manager. With respect to Invesco and its affiliates, there were 33 cases of single product recommendation and 20 cases of commissions received totaling approximately (pound)7,000. These violations occurred over a two year period and ended in November 2007.

          It should be noted that at no time did The Wealth Advisory Practice recommend products on behalf Invesco and its affiliates. Additionally, members of the audit engagement team were not aware of these violations or services; the advice provided was based on an understanding of the investment objectives of the clients of the Wealth Advisory Practice and not to promote the Company and its affiliates, and the volume and nature of the violations were insignificant. Although PwC received commissions, PwC derived no economic benefit from the commission as any commissions received were deducted from the time based fees charged to the investor client and created no incentive for PwC to recommend the investment.

          PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds by this matter. In reaching this conclusion, PwC noted that during the time of its audits, the engagement team was not aware of the services provided and noted the insignificance of the services provided. Based on the foregoing, PwC did not believe this matter affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the Funds' independent auditor, and, believes that a reasonable investor with knowledge of all the facts would agree with this conclusion.

          Based upon PwC's review, discussion and representations above, the audit committee, in its business judgment, concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Code of Ethics.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 6, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 6, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: November 6, 2009

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.